PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Asset-backed securities—2.0%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-R1, Class M4,
1 mo. USD Term SOFR + 1.224%,
4.879%, due 03/25/35[1]	$83,269	$82,481
Amortizing Residential Collateral Trust,
Series 2004-1, Class A5,
1 mo. USD Term SOFR + 1.114%,
4.769%, due 10/25/34[1]	59,195	58,590
Bear Stearns Asset-Backed Securities Trust,
Series 2004-2, Class M1,
1 mo. USD Term SOFR + 1.314%,
4.969%, due 08/25/34[1]	569,466	569,522
Chase Funding Trust,
Series 2002-3, Class 2A1,
1 mo. USD Term SOFR + 0.754%,
4.409%, due 08/25/32[1]	87,174	86,627
Series 2002-4, Class 2A1,
1 mo. USD Term SOFR + 0.854%,
4.509%, due 10/25/32[1]	2,862	2,853
Countrywide Asset-Backed Certificates,
Series 2004-2, Class 3A4,
1 mo. USD Term SOFR + 0.614%,
4.269%, due 07/25/34[1]	44,238	43,579

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Asset-backed securities—(continued)
Countrywide Asset-Backed Certificates Trust,
Series 2004-6, Class M1,
1 mo. USD Term SOFR + 1.014%,
4.669%, due 10/25/34[1]	$17,592	$17,526
EMC Mortgage Loan Trust,
Series 2003-A, Class A2,
1 mo. USD Term SOFR + 1.614%,
5.269%, due 08/25/40[1,2]	45,190	45,879
EquiFirst Loan Securitization Trust,
Series 2007-1, Class A1,
1 mo. USD Term SOFR + 0.454%,
4.109%, due 04/25/37[1,2]	858,636	806,532
Gallatin CLO VIII Ltd.,
Series 2017-1A, Class A1R,
3 mo. USD Term SOFR + 1.352%,
5.025%, due 07/15/31[1,2]	374,988	375,536
KGS-Alpha SBA COOF Trust,
Series 2012-5, Class A,
IO,
1.090%, due 04/25/38[1,2,3,4]	3,401,245	72,447
Option One Mortgage Loan Trust,
Series 2007-4, Class 2A2,
1 mo. USD Term SOFR + 0.294%,
3.949%, due 04/25/37[1]	41,778	23,805
Renaissance Home Equity Loan Trust,
Series 2003-2, Class A,
1 mo. USD Term SOFR + 0.994%,
3.150%, due 08/25/33[1]	75,365	69,961

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Asset-backed securities—(continued)
Soundview Home Loan Trust,
Series 2007-OPT1, Class 1A1,
1 mo. USD Term SOFR + 0.314%,
3.969%, due 06/25/37[1]	$475,191	$327,612
Structured Asset Securities Corp. Trust,
Series 2005-AR1, Class M2,
1 mo. USD Term SOFR + 0.804%,
4.459%, due 09/25/35[1]	552,680	530,750
Venture 33 CLO Ltd.,
Series 2018-33A, Class A1LR,
3 mo. USD Term SOFR + 1.322%,
4.995%, due 07/15/31[1,2]	18,463	18,508
Venture 36 CLO Ltd.,
Series 2019-36A, Class A1AR,
3 mo. USD Term SOFR + 1.392%,
5.067%, due 04/20/32[1,2]	221,089	221,280
Total asset-backed securities
(cost—$3,283,405)		3,353,488

Mortgage-backed securities—16.5%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 3A21,
4.755%, due 11/25/35[1]	217,778	152,313
BCAP LLC Trust,
Series 2010-RR1, Class 1A4,
4.494%, due 03/26/37[1,2]	46,413	42,883
Series 2013-RR1, Class 3A4,
6.000%, due 10/26/37[1,2]	118,460	78,889
Bear Stearns ARM Trust,
Series 2004-2, Class 12A2,
4.068%, due 05/25/34[1]	16,809	15,285

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC3, Class A2,
5.500%, due 06/25/34[1]	$241,626	$235,213
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC5, Class A1,
5.750%, due 10/25/33[1]	38,829	48,252
Chevy Chase Funding LLC Mortgage-Backed Certificates,
Series 2004-1A, Class A1,
1 mo. USD Term SOFR + 0.394%,
4.049%, due 01/25/35[1,2]	4,466	4,429
CHL Mortgage Pass-Through Trust,
Series 2003-HYB1, Class 1A1,
4.225%, due 05/19/33[1]	2,130	2,005
Series 2007-15, Class 2A2,
6.500%, due 09/25/37	23,856	7,931
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series Q034, Class APT2,
2.931%, due 07/25/54[1]	1,019,558	990,489
Series KJ45, Class A2,
4.660%, due 01/25/31	600,000	604,703
Federal Home Loan Mortgage Corp. REMICS,
Series 2614, Class WO,
PO,
0.000%, due 05/15/33[5]	226,641	199,476
Series 4839, Class UO,
PO,
0.000%, due 08/15/56[5]	343,385	209,182
Series 4836,
PO,
0.000%, due 10/15/58[5]	620,811	386,766

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 4265, Class ES,
(3.200)* 30 day USD SOFR Average + 13.394%,
1.701%, due 11/15/43[1]	$797,069	$730,216
Series 3635, Class IB,
IO,
1.821%, due 10/15/37[1]	24,147	1,166
Series 3598, Class JI,
IO,
1.842%, due 10/15/37[1]	9,150	402
Series 3621, Class WI,
IO,
1.956%, due 05/15/37[1]	14,825	791
Series 4367, Class GS,
IO,
1.988%, due 03/15/37[1]	23,431	1,199
Series 5034, Class MI,
IO,
2.000%, due 11/25/50	587,428	77,524
Series 3684, Class JI,
IO,
2.119%, due 11/15/36[1]	74,351	4,045
Series 4438, Class WI,
IO,
2.169%, due 11/15/38[1]	68,916	3,700
Series 4255, Class SN,
(2.667)* 30 day USD SOFR Average + 11.961%,
2.218%, due 05/15/35[1]	227,012	225,651
Series 4394, Class WI,
IO,
2.233%, due 08/15/41[1]	20,679	1,096
Series 4263, Class SD,
(2.667)* 30 day USD SOFR Average + 11.961%,
2.255%, due 11/15/43[1]	259,504	231,918
Series 3962, Class KS,
IO,
2.267%, due 06/15/38[1]	63,670	3,670
Series 4338, Class SB,
IO,
2.284%, due 10/15/41[1]	41,974	2,341
Series 4076, Class SW,
IO, (1.000)* 30 day USD SOFR Average + 5.936%,
2.296%, due 07/15/42[1]	710,337	67,655

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 4463,
IO,
2.376%, due 02/15/38[1]	$39,627	$2,056
Series 4156, Class SA,
IO, (1.000)* 30 day USD SOFR Average + 6.086%,
2.446%, due 01/15/33[1]	324,848	25,355
Series 4182, Class YI,
IO,
2.500%, due 03/15/28	256,499	4,186
Series 4324,
IO,
2.517%, due 08/15/36[1]	24,594	1,719
Series 3339, Class LI,
IO, (1.000)* 30 day USD SOFR Average + 6.366%,
2.726%, due 07/15/37[1]	347,072	28,788
Series 4100, Class HI,
IO,
3.000%, due 08/15/27	15,518	186
Series 4182, Class QI,
IO,
3.000%, due 02/15/33	22,508	977
Series 4165, Class TI,
IO,
3.000%, due 12/15/42	317,443	14,004
Series 3442, Class MT,
30 day USD SOFR Average + 0.114%,
3.754%, due 07/15/34[1]	18,349	17,086
Series 4544, Class IP,
IO,
4.000%, due 01/15/46	748,698	127,649
Series 2411, Class FJ,
30 day USD SOFR Average + 0.464%,
4.104%, due 12/15/29[1]	2,499	2,493
Series 4832, Class FW,
30 day USD SOFR Average + 0.464%,
4.133%, due 04/15/38[1]	450,886	445,400
Series 3096, Class FL,
30 day USD SOFR Average + 0.514%,
4.154%, due 01/15/36[1]	34,729	34,482
Series 3114, Class PF,
30 day USD SOFR Average + 0.514%,
4.154%, due 02/15/36[1]	224,276	222,624

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 3153, Class UF,
30 day USD SOFR Average + 0.544%,
4.184%, due 05/15/36[1]	$55,139	$54,807
Series 2513, Class AS,
IO,
(1.000)* 30 day USD SOFR Average + 7.886%,
4.246%, due 02/15/32[1]	64,127	6,444
Series 2400, Class FQ,
30 day USD SOFR Average + 0.614%,
4.254%, due 01/15/32[1]	4,318	4,316
Series 4068, Class UF,
30 day USD SOFR Average + 0.614%,
4.254%, due 06/15/42[1]	305,079	304,980
Series 4945, Class F,
30 day USD SOFR Average + 0.614%,
4.283%, due 12/15/46[1]	72,458	71,429
Series 3667, Class FW,
30 day USD SOFR Average + 0.664%,
4.304%, due 02/15/38[1]	3,439	3,427
Series 4940, Class FE,
30 day USD SOFR Average + 0.664%,
4.310%, due 01/25/50[1]	197,064	194,334
Series 3671, Class FQ,
30 day USD SOFR Average + 0.964%,
4.604%, due 12/15/36[1]	325,244	327,811
Series 3864, Class NT,
(9.167)* 30 day USD SOFR Average + 59.451%,
5.500%, due 03/15/39[1]	134,727	135,453
Series 2136, Class GD,
IO,
7.000%, due 03/15/29	124	6
Series 2178, Class PI,
IO,
7.500%, due 08/15/29	1,194	97
Federal Home Loan Mortgage Corp. STRIPS,
Series 389, Class C40,
IO,
2.500%, due 10/15/52	3,929,401	606,857

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 303, Class C19,
IO,
3.500%, due 01/15/43	$318,519	$50,009
Series 345, Class C13,
IO,
3.500%, due 08/15/45	471,090	76,591
Series 330, Class F4,
30 day USD SOFR Average + 0.464%,
4.133%, due 10/15/37[1]	102,994	101,730
Series 326, Class F2,
30 day USD SOFR Average + 0.664%,
4.304%, due 03/15/44[1]	185,068	184,378
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust,
Series 2015-SC02, Class 1A,
3.000%, due 09/25/45	146,352	128,236
Series 2017-SC01, Class 1A,
3.000%, due 12/25/46	292,084	250,660
Series 2017-SC01, Class 2A,
3.500%, due 12/25/46	348,815	307,267
Federal National Mortgage Association Interest STRIPS,
Series 419, Class C3,
IO,
3.000%, due 11/25/43	67,801	8,850
Series 413, Class 111,
IO,
4.000%, due 07/25/42[1]	333,630	46,074
Series 431, Class C57,
IO,
4.336%, due 04/25/53[1]	824,378	152,258
Series 386, Class 14,
IO,
6.500%, due 04/25/38	22,282	4,912
Federal National Mortgage Association REMICS,
Series 2022-3, Class SD,
IO,
(1.000)* 30 day USD SOFR Average + 2.550%,
0.000%, due 02/25/52[1]	3,374,798	10,072

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 2014-84, Class AI,
IO,
(1.000)* 30 day USD SOFR Average + 6.036%,
0.200%, due 02/25/43[1]	$193,187	$1,039
Series 2012-111, Class HS,
(0.833)* 30 day USD SOFR Average + 3.571%,
0.534%, due 10/25/42[1]	35,961	24,247
Series 2015-73, Class ES,
(2.333)* 30 day USD SOFR Average + 9.066%,
0.541%, due 10/25/45[1]	176,805	113,099
Series 2012-134, Class BH,
1.250%, due 12/25/27	722,074	708,653
Series 2012-77,
IO,
1.799%, due 07/25/52[1]	65,539	2,974
Series 2014-42, Class SA,
IO,
1.804%, due 07/25/44[1]	65,122	2,494
Series 2016-76, Class CS,
IO,
1.814%, due 10/25/46[1]	23,565	995
Series 2016-17, Class CS,
IO,
1.908%, due 04/25/46[1]	45,109	2,091
Series 2015-64, Class KS,
IO,
1.932%, due 09/25/45[1]	55,183	2,072
Series 2014-43, Class BS,
IO,
1.959%, due 07/25/44[1]	117,740	7,533
Series 2015-10, Class SA,
IO,
2.021%, due 03/25/45[1]	148,624	7,869

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 2015-19, Class AI,
IO,
2.030%, due 04/25/55[1]	$108,452	$5,036
Series 2015-50, Class SB,
IO,
2.049%, due 07/25/45[1]	366,681	19,802
Series 2014-92, Class SB,
IO,
2.078%, due 01/25/45[1]	58,066	3,054
Series 2014-45, Class SA,
IO,
2.144%, due 08/25/44[1]	57,756	4,202
Series 2014-47, Class BI,
IO,
2.155%, due 08/25/54[1]	114,980	5,763
Series 2019-62, Class SN,
IO,
(1.000)* 30 day USD SOFR Average + 5.886%,
2.240%, due 11/25/49[1]	164,687	19,936
Series 2015-58, Class AI,
IO,
2.390%, due 08/25/55[1]	63,004	3,164
Series 2013-28, Class YS,
IO,
(1.000)* 30 day USD SOFR Average + 6.036%,
2.390%, due 07/25/42[1]	241,321	26,166
Series 2013-34, Class PS,
IO,
(1.000)* 30 day USD SOFR Average + 6.036%,
2.390%, due 08/25/42[1]	188,329	10,786
Series 2020-70,
IO,
2.436%, due 10/25/50[1]	6,133,261	289,975
Series 2021-3, Class TI,
IO,
2.500%, due 02/25/51	748,303	123,894

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 2010-76, Class SA,
IO,
(1.000)* 30 day USD SOFR Average + 6.386%,
2.740%, due 07/25/40[1]	$230,043	$16,885
Series 2018-28, Class CA,
3.000%, due 05/25/48	164,030	145,664
Series 2013-30, Class GI,
IO,
3.000%, due 01/25/43	491,206	32,548
Series 2013-45, Class IK,
IO,
3.000%, due 02/25/43	333,578	27,740
Series 2013-30, Class JI,
IO,
3.000%, due 04/25/43	182,780	19,531
Series 2013-116, Class IY,
IO,
3.000%, due 09/25/43	157,309	8,958
Series 2016-14,
IO,
3.000%, due 03/25/46	276,012	33,462
Series 2016-20, Class EI,
IO,
3.000%, due 04/25/46	94,542	9,299
Series 2016-52, Class PI,
IO,
3.000%, due 04/25/46	221,246	22,790
Series 2016-64, Class IA,
IO,
3.000%, due 05/25/46	211,539	22,988
Series 2016-63, Class YI,
IO,
3.500%, due 04/25/46	28,665	2,295
Series 2015-47, Class GI,
IO,
4.000%, due 06/25/44	14,860	635

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 2018-85, Class FE,
30 day USD SOFR Average + 0.414%,
4.060%, due 12/25/48[1]	$1,047,240	$1,032,047
Series 2007-67, Class FB,
30 day USD SOFR Average + 0.434%,
4.080%, due 07/25/37[1]	20,930	20,665
Series 2012-128, Class FK,
30 day USD SOFR Average + 0.464%,
4.110%, due 11/25/42[1]	91,647	89,878
Series 2002-60, Class F1,
30 day USD SOFR Average + 0.514%,
4.160%, due 06/25/32[1]	21,723	21,683
Series 2019-10, Class FA,
30 day USD SOFR Average + 0.514%,
4.160%, due 03/25/49[1]	1,586,063	1,568,315
Series 2012-90, Class FB,
30 day USD SOFR Average + 0.554%,
4.200%, due 08/25/42[1]	32,199	31,808
Series 2020-54, Class WF,
30 day USD SOFR Average + 0.564%,
4.233%, due 08/25/50[1]	269,524	267,385
Series 2010-141, Class FA,
30 day USD SOFR Average + 0.614%,
4.260%, due 12/25/40[1]	91,337	90,491
Series 2024-38, Class FA,
30 day USD SOFR Average + 0.800%,
4.469%, due 01/25/51[1]	1,295,738	1,301,481
Series 2012-122, Class LI,
IO,
4.500%, due 07/25/41	79,892	3,161

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 2024-10, Class AF,
30 day USD SOFR Average + 0.900%,
4.569%, due 12/25/50[1]	$519,237	$515,854
Series 2009-33, Class FB,
30 day USD SOFR Average + 0.934%,
4.580%, due 03/25/37[1]	181,810	182,949
Federal National Mortgage Association-ACES,
Series 2020-M33, Class X2,
IO,
2.350%, due 01/25/31[1]	580,290	25,409
Series 2016-M11, Class AL,
2.944%, due 07/25/39	314,814	286,558
Fremont Home Loan Trust,
Series 2004-A, Class M1,
1 mo. USD Term SOFR + 0.939%,
4.594%, due 01/25/34[1]	191,466	183,344
Government National Mortgage Association REMICS,
Series 2007-18, Class CO,
PO,
0.000%, due 03/20/35[5]	6,502	6,273
Series 2015-126, Class GS,
(2.333)* 1 mo. USD Term SOFR + 9.066%,
0.515%, due 09/20/45[1]	323,052	202,421
Series 2017-15, Class WI,
IO,
1.207%, due 11/20/45[1]	103,496	4,336
Series 2016-180, Class WI,
IO,
1.211%, due 09/20/45[1]	171,475	7,247
Series 2017-57, Class WI,
IO,
1.239%, due 12/20/45[1]	42,108	1,861

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 2016-138, Class WI,
IO,
1.252%, due 08/20/45[1]	$87,656	$3,473
Series 2015-127, Class AS,
IO,
1.281%, due 06/20/43[1]	101,333	5,004
Series 2015-180, Class SA,
IO,
1.493%, due 06/20/42[1]	105,436	5,794
Series 2015-166, Class SA,
IO,
1.543%, due 06/20/42[1]	96,830	4,140
Series 2017-H23, Class MA,
3.000%, due 11/20/67	391,434	383,619
Series 2013-77, Class GI,
IO,
3.000%, due 02/20/43	567,647	45,041
Series 2014-158, Class IA,
IO,
3.500%, due 10/20/29	86,693	2,689
Series 2013-23, Class IP,
IO,
3.500%, due 08/20/42	428,891	46,519
Series 2015-165, Class IB,
IO,
3.500%, due 11/20/42	104,058	8,899
Series 2016-118, Class IE,
IO,
3.500%, due 09/20/46	23,976	3,453
Series 2024-H07, Class FC,
30 day USD SOFR Average + 0.650%,
4.290%, due 02/20/74[1]	506,427	507,104
Series 2013-H19, Class DF,
1 mo. USD Term SOFR + 0.764%,
4.429%, due 05/20/63[1]	81,658	81,693

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 2024-H07, Class JF,
30 day USD SOFR Average + 0.790%,
4.430%, due 04/20/74[1]	$459,191	$463,114
Series 2015-H30, Class FA,
1 mo. USD Term SOFR + 0.794%,
4.459%, due 08/20/61[1]	3,085	3,096
Series 2015-H29, Class FJ,
1 mo. USD Term SOFR + 0.794%,
4.459%, due 11/20/65[1]	227,320	227,681
Series 2015-H29, Class FA,
1 mo. USD Term SOFR + 0.814%,
4.479%, due 10/20/65[1]	239	240
Series 2013-H23, Class TA,
1 mo. USD Term SOFR + 0.834%,
4.499%, due 09/20/63[1]	19,370	19,408
Series 2015-H27, Class FA,
1 mo. USD Term SOFR + 0.864%,
4.529%, due 09/20/65[1]	303,491	304,282
Series 2024-H01, Class FB,
30 day USD SOFR Average + 0.900%,
4.540%, due 01/20/74[1]	909,764	923,272
Series 2024-H02, Class FH,
30 day USD SOFR Average + 0.930%,
4.570%, due 01/20/74[1]	1,774,512	1,803,077
Series 2016-H14, Class FA,
1 mo. USD Term SOFR + 0.914%,
4.579%, due 06/20/66[1]	60,008	60,204
Series 2010-H01, Class FA,
1 mo. USD Term SOFR + 0.934%,
4.611%, due 01/20/60[1]	104,303	104,916

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 2024-H02, Class FJ,
30 day USD SOFR Average + 1.000%,
4.640%, due 12/20/73[1]	$1,411,650	$1,428,570
Series 2013-H20, Class FB,
1 mo. USD Term SOFR + 1.114%,
4.779%, due 08/20/63[1]	48,336	48,749
GS Mortgage-Backed Securities Trust,
Series 2022-MM1, Class A2,
2.500%, due 07/25/52[1,2]	1,310,010	1,082,806
GSR Mortgage Loan Trust,
Series 2004-14, Class 2A1,
1 mo. USD Term SOFR + 0.444%,
4.099%, due 12/25/34[1]	865	840
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR2, Class 2A1A,
1 mo. USD Term SOFR + 0.754%,
4.409%, due 02/25/35[1]	117,998	111,563
JP Morgan Alternative Loan Trust,
Series 2008-R4, Class 2A1,
1 mo. USD Term SOFR + 0.614%,
4.291%, due 06/27/37[1,2]	358,121	199,589
JP Morgan Mortgage Trust,
Series 2019-6, Class A11,
1 mo. USD Term SOFR + 1.014%,
4.669%, due 12/25/49[1,2]	220,160	216,684
Series 2019-INV2, Class A11,
1 mo. USD Term SOFR + 1.014%,
4.669%, due 02/25/50[1,2]	381,188	374,739

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 2026-ACES1, Class A1F,
30 day USD SOFR Average + 1.200%,
4.845%, due 04/25/66[1,2]	$958,235	$956,133
Series 2026-ACES1, Class A1,
4.894%, due 04/25/66[1,2]	574,941	570,951
Merrill Lynch Mortgage Investors Trust,
Series 2004-A, Class A1,
1 mo. USD Term SOFR + 0.574%,
4.229%, due 04/25/29[1]	6,309	5,870
Series 2004-1, Class 2A2,
4.921%, due 12/25/34[1]	35,905	33,985
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1,
1 mo. USD Term SOFR + 0.434%,
4.089%, due 01/25/35[1]	8,902	8,517
Morgan Stanley Re-REMICS Trust,
Series 2010-R4, Class 4B,
1 mo. USD Term SOFR + 0.344%,
2.808%, due 02/26/37[1,2]	72,666	63,321
Mortgage Equity Conversion Asset Trust,
Series 2007-FF3, Class A,
1 yr. CMT + 0.500%,
4.200%, due 05/25/42[1,2]	487,311	469,102
OBX Trust,
Series 2022-INV2, Class A1,
3.000%, due 01/25/52[1,2]	462,538	399,445

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 1A1,
1 mo. USD Term SOFR + 0.614%,
4.269%, due 07/25/36[1]	$181,606	$109,078
Sequoia Mortgage Trust,
Series 5, Class A,
1 mo. USD Term SOFR + 0.814%,
4.476%, due 10/19/26[1]	13,015	12,974
Series 11, Class A,
1 mo. USD Term SOFR + 1.014%,
4.676%, due 12/20/32[1]	52,836	45,911
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-4, Class 1A2,
1 mo. USD Term SOFR + 0.554%,
4.209%, due 05/25/37[1]	66,284	62,249
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 11A1,
1 mo. USD Term SOFR + 0.534%,
4.189%, due 04/25/36[1]	103,307	95,065
Thornburg Mortgage Securities Trust,
Series 2005-1, Class A3,
5.179%, due 04/25/45[1]	12,216	12,052
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-AR9, Class 2A,
5.683%, due 09/25/33[1]	19,604	19,262
Total mortgage-backed securities
(cost—$31,410,277)		27,192,171

U.S. government agency obligations—185.6%
Federal Home Loan Mortgage Corp.
2.000%, due 04/01/36	495,133	456,287
2.500%, due 01/01/31	37,856	36,702
2.500%, due 11/01/31	15,825	15,253

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
2.500%, due 07/01/32	$24,608	$23,662
2.500%, due 08/01/32	123,637	118,528
2.500%, due 09/01/32	167,438	160,493
2.500%, due 11/01/32	5,095	4,884
2.500%, due 12/01/32	153,769	147,156
2.500%, due 01/01/33	38,925	37,227
2.500%, due 12/01/50	916,010	768,849
2.500%, due 08/01/51	4,004,403	3,424,124
2.500%, due 09/01/51	693,669	591,721
2.500%, due 03/01/52	1,108,386	941,446
2.500%, due 04/01/52	82,647	70,127
3.000%, due 10/01/26	1,035	1,030
3.000%, due 11/01/26	5,430	5,406
3.000%, due 01/01/27	36,325	36,134
3.000%, due 02/01/32	54,115	52,628
3.000%, due 04/01/32	276,868	269,293
3.000%, due 05/01/32	188,626	183,367
3.000%, due 07/01/32	102,971	100,039
3.000%, due 10/01/32	107,475	104,302
3.000%, due 11/01/32	191,895	186,217
3.000%, due 01/01/33	424,542	411,115
3.000%, due 02/01/40	820,117	767,869
3.000%, due 06/01/42	1,220,390	1,119,575
3.000%, due 07/01/42	142,006	130,275
3.000%, due 08/01/42	50,426	46,261
3.000%, due 04/01/43	97,686	89,167
3.000%, due 05/01/43	48,807	44,618
3.000%, due 12/01/44	120,875	109,661
3.000%, due 08/01/46	125,591	111,917
3.000%, due 12/01/46	538,682	484,711
3.000%, due 06/01/50	425,714	380,478
3.000%, due 04/01/51	1,355,896	1,187,941
3.000%, due 06/01/51	653,024	572,133
3.000%, due 07/01/51	4,402,532	3,906,170
3.000%, due 10/01/51	117,252	104,221
3.000%, due 12/01/51	1,077,488	944,019
3.000%, due 03/01/52	781,937	688,871
3.000%, due 04/01/52	1,540,969	1,356,918
3.050%, due 03/01/32	221,351	205,409
3.500%, due 09/01/32	114,982	112,876
3.500%, due 12/01/33	68,901	67,330
3.500%, due 06/01/34	42,620	41,475
3.500%, due 07/01/34	17,844	17,362
3.500%, due 03/01/35	286,962	278,424
3.500%, due 04/01/35	137,713	133,595
3.500%, due 03/01/42	505	477
3.500%, due 07/01/43	514	484
3.500%, due 05/01/48	504,857	466,338
3.500%, due 02/01/50	217,863	199,551
4.000%, due 01/01/37	107,293	105,419

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
4.000%, due 03/01/43	$438,465	$426,009
4.000%, due 07/01/43	67,253	65,342
4.000%, due 08/01/44	890,547	862,826
4.000%, due 11/01/47	102,160	97,307
4.000%, due 01/01/48	280,709	267,377
4.000%, due 02/01/48	15,726	14,979
4.000%, due 03/01/48	7,789	7,407
4.000%, due 04/01/48	21,065	20,033
4.000%, due 06/01/48	75,269	71,268
4.000%, due 10/01/48	1,271,474	1,210,326
4.000%, due 12/01/48	103,223	97,737
4.000%, due 04/01/49	427,443	406,422
4.500%, due 09/01/34	254,960	254,048
4.500%, due 01/01/36	8,308	8,275
4.500%, due 05/01/37	962	957
4.500%, due 05/01/38	22,134	21,996
4.500%, due 12/01/42	94,735	93,293
4.500%, due 01/01/43	127,232	125,295
4.500%, due 02/01/43	196,359	193,369
4.500%, due 06/01/43	320,780	315,412
4.500%, due 02/01/49	34,948	34,201
4.500%, due 06/01/50	225,780	220,110
4.500%, due 12/01/52	385,955	374,196
4.500%, due 03/01/53	410,382	396,893
4.500%, due 06/01/53	152,355	147,251
5.000%, due 11/01/27	554	555
5.000%, due 09/01/33	36,186	36,524
5.000%, due 06/01/34	2,045	2,066
5.000%, due 04/01/35	14,285	14,445
5.000%, due 05/01/35	21,216	21,453
5.000%, due 07/01/35	31,912	32,270
5.000%, due 08/01/35	5,832	5,897
5.000%, due 10/01/35	5,658	5,721
5.000%, due 12/01/35	163	164
5.000%, due 07/01/38	89,492	90,605
5.000%, due 11/01/38	58,976	59,725
5.000%, due 06/01/39	13,414	13,586
5.000%, due 03/01/40	1,398	1,419
5.000%, due 07/01/40	71,445	72,364
5.000%, due 09/01/40	62,226	63,016
5.000%, due 11/01/40	1,527	1,547
5.000%, due 02/01/41	49,139	49,778
5.000%, due 03/01/41	15,121	15,317
5.000%, due 04/01/41	30,625	31,085
5.000%, due 05/01/41	24,344	24,660
5.000%, due 07/01/41	15,196	15,393
5.000%, due 08/01/44	12,729	12,891
5.000%, due 03/01/49	467,936	471,884
5.000%, due 02/01/53	445,692	443,117
5.000%, due 03/01/53	221,474	219,429

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
U.S. government agency obligations—(continued)
5.000%, due 05/01/53	$472,100	$468,485
5.000%, due 06/01/53	1,107,126	1,104,580
5.000%, due 08/01/53	373,046	370,655
5.500%, due 02/01/32	317	323
5.500%, due 12/01/32	765	782
5.500%, due 02/01/33	14,341	14,675
5.500%, due 05/01/33	179	183
5.500%, due 06/01/33	71,430	73,090
5.500%, due 12/01/33	11,490	11,760
5.500%, due 12/01/34	9,899	10,184
5.500%, due 06/01/35	164,732	169,187
5.500%, due 07/01/35	1,239	1,268
5.500%, due 10/01/35	56,675	58,389
5.500%, due 12/01/35	19,158	19,738
5.500%, due 06/01/36	96,821	99,615
5.500%, due 12/01/36	163,465	168,615
5.500%, due 03/01/37	14,922	15,399
5.500%, due 07/01/37	28,212	29,113
5.500%, due 10/01/37	745	769
5.500%, due 04/01/38	31,463	32,454
5.500%, due 05/01/38	3,756	3,885
5.500%, due 12/01/38	489	505
5.500%, due 01/01/39	14,602	15,068
5.500%, due 09/01/39	46,024	47,497
5.500%, due 02/01/40	1,789	1,850
5.500%, due 03/01/40	1,939	2,006
5.500%, due 04/01/40	801,411	818,448
5.500%, due 05/01/40	27,398	28,337
5.500%, due 03/01/41	28,807	29,794
1 yr. CMT + 2.137%,
5.762%, due 01/01/28[1]	916	915
6.000%, due 11/01/37	299,700	314,456
6.000%, due 02/01/55	924,026	963,530
6.000%, due 04/01/55	2,647,591	2,758,433
6.000%, due 05/01/55	5,724,993	5,953,476
6.000%, due 09/01/55	932,660	977,367
1 yr. CMT + 2.250%,
6.114%, due 11/01/29[1]	6,505	6,510
1 yr. CMT + 2.415%,
6.142%, due 01/01/29[1]	2,171	2,164
1 yr. CMT + 2.525%,
6.150%, due 12/01/29[1]	441	445
1 yr. CMT + 2.150%,
6.198%, due 11/01/27[1]	6,455	6,446
1 yr. USD RFUCCT + 1.768%,
6.209%, due 10/01/39[1]	307,393	314,561
1 yr. CMT + 2.250%,
6.372%, due 09/01/34[1]	127,615	131,126
1 yr. CMT + 2.430%,
6.407%, due 10/01/27[1]	3,111	3,114

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
U.S. government agency obligations—(continued)
1 yr. USD RFUCCT + 1.765%,
6.429%, due 11/01/36[1]	$137,402	$141,406
6.500%, due 05/01/45	85,077	88,386
6.500%, due 09/01/53	19,155	20,132
6.500%, due 11/01/53	443,449	466,782
6.500%, due 01/01/54	168,037	176,794
6.500%, due 04/01/54	37,089	39,041
6.500%, due 07/01/54	190,267	199,970
6.500%, due 11/01/54	180,066	189,266
6.500%, due 06/01/55	33,927	36,066
6.500%, due 07/01/55	29,757	31,647
6.500%, due 08/01/55	563,414	593,841
6.500%, due 09/01/55	204,156	214,973
1 yr. CMT + 2.625%,
6.500%, due 01/01/30[1]	8,839	8,955
1 yr. USD RFUCCT + 1.854%,
6.523%, due 11/01/41[1]	307,840	319,921
1 yr. CMT + 2.282%,
6.532%, due 06/01/28[1]	2,481	2,477
1 yr. CMT + 2.282%,
6.532%, due 07/01/28[1]	1,677	1,681
1 yr. CMT + 2.665%,
6.665%, due 10/01/27[1]	796	798
Federal National Mortgage Association
1.500%, due 08/01/51	393,288	302,522
2.000%, due 05/01/28	28,198	27,551
2.000%, due 09/01/31	40,984	39,039
2.000%, due 11/01/31	120,240	114,454
2.000%, due 01/01/32	23,674	22,592
2.500%, due 06/01/28	14,947	14,705
2.500%, due 07/01/28	158,745	155,849
2.500%, due 08/01/28	58,304	57,254
2.500%, due 09/01/30	6,074	5,904
2.500%, due 11/01/30	9,603	9,323
2.500%, due 01/01/33	123,884	118,153
2.500%, due 11/01/50	357,116	299,757
2.500%, due 01/01/51	980,025	822,542
2.500%, due 02/01/51	435,178	368,653
2.500%, due 04/01/51	1,249,324	1,056,451
2.500%, due 09/01/51	1,007,080	859,616
2.500%, due 01/01/52	1,403,050	1,188,161
2.500%, due 03/01/52	620,389	526,958
2.500%, due 04/01/52	1,133,235	962,242
3.000%, due 10/01/26	1,343	1,335
3.000%, due 11/01/26	27,788	27,638
3.000%, due 12/01/26	2,927	2,910
3.000%, due 01/01/27	34,329	34,108
3.000%, due 02/01/27	7,898	7,843

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
3.000%, due 05/01/28	$16,203	$16,006
3.000%, due 02/01/30	25,740	25,279
3.000%, due 04/01/30	13,778	13,509
3.000%, due 05/01/30	17,359	17,023
3.000%, due 10/01/30	5,676	5,545
3.000%, due 04/01/31	342,501	335,809
3.000%, due 02/01/32	52,820	51,358
3.000%, due 03/01/32	51,186	49,752
3.000%, due 04/01/32	253,653	246,479
3.000%, due 05/01/32	75,839	73,671
3.000%, due 07/01/32	152,756	148,247
3.000%, due 08/01/32	67,103	65,097
3.000%, due 11/01/32	135,757	131,568
3.000%, due 01/01/38	204,177	191,745
3.000%, due 04/01/38	191,495	179,901
3.000%, due 05/01/42	143,929	132,039
3.000%, due 06/01/42	145,570	133,544
3.000%, due 07/01/42	292,411	268,256
3.000%, due 01/01/43	734,945	673,315
3.000%, due 04/01/43	238,130	217,174
3.000%, due 05/01/43	245,327	223,738
3.000%, due 06/01/43	32,574	29,707
3.000%, due 09/01/43	23,043	21,015
3.000%, due 11/01/46	912,875	832,261
3.000%, due 12/01/46	2,177,532	1,961,866
3.000%, due 02/01/47	169,979	155,021
3.000%, due 09/01/49	681,500	597,758
3.000%, due 11/01/49	178,859	160,079
3.000%, due 02/01/50	1,337,754	1,173,372
3.000%, due 03/01/50	2,910,471	2,590,180
3.000%, due 07/01/50	488,323	429,939
3.000%, due 12/01/50	391,625	344,575
3.000%, due 02/01/51	1,658,737	1,453,269
3.000%, due 04/01/51	2,849,596	2,498,214
3.000%, due 05/01/51	2,974,244	2,605,824
3.000%, due 08/01/51	352,802	309,054
3.000%, due 10/01/51	142,308	124,680
3.000%, due 12/01/51	353,871	310,037
3.000%, due 02/01/52	108,776	96,433
3.000%, due 04/01/52	706,405	620,412
3.000%, due 07/01/52	373,544	328,621
3.000%, due 02/01/57	476,538	411,513
3.000%, due 05/01/58	491,164	422,580
3.500%, due 08/01/26	1,137	1,133
3.500%, due 06/01/28	23,995	23,776
3.500%, due 08/01/29	6,428	6,361
3.500%, due 09/01/32	23,796	23,668
3.500%, due 11/01/33	31,924	31,177
3.500%, due 02/01/34	41,772	40,820
3.500%, due 01/01/35	85,515	82,997

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
3.500%, due 02/01/35	$82,649	$80,236
3.500%, due 04/01/35	74,241	72,021
3.500%, due 05/01/35	428,165	418,024
3.500%, due 03/01/42	132,348	124,827
3.500%, due 04/01/42	9,411	8,857
3.500%, due 07/01/42	232	219
3.500%, due 09/01/42	47,998	45,270
3.500%, due 12/01/42	528,156	498,485
3.500%, due 03/01/43	345,652	325,225
3.500%, due 05/01/43	1,472	1,385
3.500%, due 07/01/43	1,955,616	1,840,510
3.500%, due 08/01/43	4,655,050	4,381,270
3.500%, due 01/01/44	63,184	59,593
3.500%, due 06/01/45	1,083,595	1,006,244
3.500%, due 08/01/45	17,746	16,479
3.500%, due 10/01/45	6,042	5,634
3.500%, due 09/01/46	432,590	403,077
3.500%, due 02/01/47	1,190,790	1,120,057
3.500%, due 08/01/47	119,158	110,433
3.500%, due 09/01/47	161,673	150,144
3.500%, due 11/01/47	217,971	201,908
3.500%, due 12/01/47	199,684	185,061
3.500%, due 02/01/48	184,072	169,121
3.500%, due 03/01/48	715,299	657,563
3.500%, due 02/01/50	81,046	74,234
3.500%, due 03/01/50	3,295,401	3,022,055
3.500%, due 04/01/50	284,562	260,930
3.500%, due 06/01/56	591,055	535,204
3.500%, due 01/01/57	560,047	507,126
3.500%, due 01/01/59	793,793	714,003
4.000%, due 08/01/32	569	563
4.000%, due 06/01/33	22,933	22,685
4.000%, due 07/01/33	94,003	92,743
4.000%, due 08/01/33	472,055	467,755
4.000%, due 07/01/34	283,195	278,968
4.000%, due 07/01/35	457,089	450,936
4.000%, due 04/01/37	412,858	404,909
4.000%, due 03/01/38	296,227	290,754
4.000%, due 07/01/38	364,885	356,502
4.000%, due 08/01/38	168,649	164,895
4.000%, due 09/01/38	203,310	198,646
4.000%, due 05/01/39	34,962	33,866
4.000%, due 09/01/39	94,334	91,384
4.000%, due 09/01/40	690,987	669,468
4.000%, due 12/01/40	524,953	509,161
4.000%, due 11/01/41	211,212	204,856
4.000%, due 12/01/41	264,624	256,660
4.000%, due 07/01/42	1,258,641	1,220,986
4.000%, due 09/01/42	1,714,094	1,662,487
4.000%, due 10/01/42	1,505,102	1,459,788

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
4.000%, due 04/01/43	$454,857	$438,911
4.000%, due 08/01/44	69,810	67,752
4.000%, due 12/01/44	2,436	2,340
4.000%, due 06/01/45	8,711	8,337
4.000%, due 08/01/45	553,374	529,597
4.000%, due 02/01/47	62,624	59,815
4.000%, due 03/01/47	23,741	22,588
4.000%, due 04/01/47	92,145	87,751
4.000%, due 05/01/47	155,375	147,945
4.000%, due 06/01/47	4,390	4,185
4.000%, due 11/01/47	19,631	18,675
4.000%, due 01/01/48	72,063	68,552
4.000%, due 02/01/48	170,073	160,975
4.000%, due 03/01/48	78,934	74,782
4.000%, due 12/01/48	158,591	149,983
4.000%, due 06/01/49	571,130	543,607
4.000%, due 08/01/51	548,607	529,374
4.300%, due 12/01/32	3,300,000	3,265,353
4.490%, due 04/01/33	300,000	299,959
4.500%, due 06/01/29	4,261	4,241
4.500%, due 11/01/32	200,000	199,879
4.500%, due 06/01/35	10,798	10,742
4.500%, due 12/01/38	101,973	101,611
4.500%, due 01/01/39	447	444
4.500%, due 02/01/39	39,606	39,432
4.500%, due 03/01/39	2,336	2,320
4.500%, due 06/01/39	16,409	16,290
4.500%, due 07/01/39	1,357	1,347
4.500%, due 08/01/39	46,730	46,299
4.500%, due 10/01/39	1,322	1,312
4.500%, due 12/01/39	97,522	96,815
4.500%, due 01/01/40	1,009	1,002
4.500%, due 02/01/40	1,022	1,014
4.500%, due 03/01/40	23,461	23,273
4.500%, due 08/01/40	17,632	17,492
4.500%, due 11/01/40	189,107	187,597
4.500%, due 07/01/41	126,029	124,903
4.500%, due 08/01/41	219,022	217,068
4.500%, due 01/01/42	611,508	606,628
4.500%, due 08/01/42	1,764	1,749
4.500%, due 09/01/42	69,952	68,736
4.500%, due 05/01/43	420,779	414,313
4.500%, due 06/01/43	831,813	817,893
4.500%, due 07/01/43	1,433,005	1,409,023
4.500%, due 09/01/43	99,740	98,635
4.500%, due 11/01/43	23,697	23,410
4.500%, due 07/01/44	94,701	93,512
4.500%, due 12/01/44	493	487
4.500%, due 09/01/48	125,925	123,233
4.500%, due 01/01/49	97,547	95,687

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
4.500%, due 05/01/53	$111,975	$108,176
4.500%, due 07/01/53	170,584	164,869
4.500%, due 08/01/53	3,689,947	3,587,639
4.500%, due 04/01/59	536,046	519,794
4.700%, due 04/01/33	301,963	304,181
5.000%, due 05/01/37	2,978	3,013
5.000%, due 09/01/37	4,693	4,747
5.000%, due 06/01/38	28,662	28,984
5.000%, due 06/01/48	81,182	81,530
5.000%, due 07/01/48	18,562	18,696
5.000%, due 03/01/49	22,057	22,152
5.000%, due 06/01/53	675,148	672,180
5.000%, due 08/01/53	81,727	81,174
1 yr. USD MTA + 1.200%,
5.058%, due 03/01/44[1]	45,058	45,270
5.500%, due 11/01/32	15,552	15,869
5.500%, due 12/01/33	325	332
5.500%, due 04/01/34	7,976	8,196
5.500%, due 01/01/35	49,529	50,893
5.500%, due 05/01/37	45,946	47,359
5.500%, due 07/01/37	26,635	27,454
5.500%, due 06/01/38	42,294	43,686
5.500%, due 11/01/39	99,786	103,082
5.500%, due 07/01/40	115,336	119,134
5.500%, due 02/01/42	64,826	66,823
5.500%, due 08/01/53	323,348	328,185
5.610%, due 10/01/28	658,629	673,952
1 yr. CMT + 2.102%,
5.787%, due 09/01/41[1]	49,153	50,040
5.810%, due 06/01/31	1,700,000	1,743,480
1 yr. USD RFUCCT + 1.790%,
5.915%, due 02/01/42[1]	31,616	32,349
6.000%, due 12/01/32	2,372	2,443
6.000%, due 02/01/33	4,380	4,511
6.000%, due 09/01/34	34,464	35,754
6.000%, due 05/01/35	6,029	6,279
6.000%, due 06/01/35	3,197	3,329
6.000%, due 07/01/35	12,878	13,409
6.000%, due 09/01/35	400	417
6.000%, due 01/01/36	6,929	7,216
6.000%, due 06/01/36	54	57
6.000%, due 09/01/36	11,954	12,488
6.000%, due 12/01/36	33,740	35,246
6.000%, due 03/01/37	2,558	2,680
6.000%, due 10/01/37	13,824	14,486
6.000%, due 11/01/38	103,119	108,065
6.000%, due 05/01/39	12,404	12,999
6.000%, due 11/01/40	134,176	140,609

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
6.000%, due 05/01/49	$249,770	$259,654
6.000%, due 01/01/53	320,194	328,244
6.000%, due 12/01/54	692,915	706,896
1 yr. CMT + 2.106%,
6.001%, due 05/01/30[1]	6,888	6,930
1 yr. CMT + 2.285%,
6.075%, due 05/01/35[1]	46,654	47,662
1 yr. CMT + 2.236%,
6.182%, due 10/01/37[1]	447,798	461,462
1 yr. CMT + 2.244%,
6.188%, due 01/01/36[1]	90,849	93,480
1 yr. CMT + 2.598%,
6.223%, due 12/01/27[1]	2,685	2,699
1 yr. USD RFUCCT + 1.728%,
6.343%, due 05/01/38[1]	266,240	273,259
6.500%, due 10/01/36	163,795	174,153
6.500%, due 02/01/37	2,193	2,332
6.500%, due 07/01/37	22,342	23,825
6.500%, due 08/01/37	10,668	11,378
6.500%, due 09/01/37	11,230	11,976
6.500%, due 12/01/37	28,769	30,680
6.500%, due 05/01/40	311,264	333,796
6.500%, due 05/01/45	290,473	301,587
6.500%, due 11/01/53	113,897	119,705
6.500%, due 03/01/54	126,718	133,180
6.500%, due 06/01/54	151,721	159,704
6.500%, due 07/01/54	138,067	145,121
6.500%, due 08/01/55	79,693	83,862
6.500%, due 09/01/55	53,293	55,925
Government National Mortgage Association
2.500%, due 09/20/51	3,519,007	3,015,519
3.000%, due 11/15/42	22,497	20,635
3.000%, due 01/20/43	339,103	310,870
3.000%, due 02/15/43	326,627	299,552
3.000%, due 02/20/43	343,097	314,531
3.000%, due 05/15/43	298,650	273,492
3.000%, due 06/15/43	84,213	77,120
3.000%, due 07/15/43	17,657	16,170
3.000%, due 11/20/43	73,945	67,790
3.000%, due 01/15/45	230,612	207,625
3.000%, due 02/15/45	15,464	13,887
3.000%, due 07/15/45	316,243	283,995
3.000%, due 10/15/45	589,310	530,461
3.000%, due 09/20/47	358,926	323,326
3.000%, due 02/20/48	220,630	198,747
3.000%, due 04/20/50	1,313,479	1,173,308
3.000%, due 10/20/51	126,836	113,021
3.000%, due 05/20/52	490,244	436,526

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
3.000%, due 02/20/53	$720,378	$642,833
3.500%, due 11/15/42	161,187	151,143
3.500%, due 03/15/45	94,397	86,197
3.500%, due 04/15/45	31,542	29,127
3.500%, due 04/20/45	2,750	2,542
3.500%, due 11/20/45	427,743	395,456
3.500%, due 12/20/45	167,597	154,956
3.500%, due 04/20/46	245,538	226,731
3.500%, due 05/20/46	328,568	303,379
3.500%, due 04/20/47	255,493	235,681
3.500%, due 07/20/47	1,719,078	1,585,778
3.500%, due 08/20/47	172,201	158,847
3.500%, due 09/20/47	67,848	62,587
3.500%, due 10/20/47	2,398,931	2,217,983
3.500%, due 11/20/47	227,394	209,761
3.500%, due 12/20/47	66,424	61,273
3.500%, due 01/20/48	1,158,677	1,068,831
3.500%, due 02/20/48	894,798	825,409
3.500%, due 03/20/48	1,371,068	1,264,737
3.500%, due 09/20/48	388,203	358,124
3.500%, due 06/20/49	1,574,783	1,453,931
3.500%, due 01/20/52	1,986,409	1,817,532
3.500%, due 11/20/52	98,653	90,095
3.500%, due 02/20/53	300,610	275,989
3.500%, due 02/20/56	6,981,676	6,306,096
3.750%, due 05/20/30	163,217	161,518
4.000%, due 12/20/40	91,000	86,688
4.000%, due 07/20/41	39,156	37,708
4.000%, due 12/15/41	551,694	532,701
4.000%, due 01/15/47	29,206	27,812
4.000%, due 02/15/47	138,885	132,257
4.000%, due 04/15/47	284,742	271,035
4.000%, due 05/15/47	48,945	46,574
4.000%, due 06/15/47	19,064	18,164
4.000%, due 07/15/47	38,320	36,511
4.000%, due 08/15/47	72,030	68,629
4.000%, due 12/15/47	13,641	12,997
4.000%, due 12/20/47	51,441	47,674
4.000%, due 01/20/48	132,754	123,030
4.000%, due 03/20/48	157,371	149,108
4.000%, due 04/20/48	314,532	298,881
4.000%, due 05/20/48	95,271	90,584
4.000%, due 06/20/48	121,292	113,374
4.000%, due 07/20/48	37,855	35,141
4.000%, due 07/15/49	15,287	14,386
4.000%, due 03/15/52	934,594	881,306
4.500%, due 09/15/39	153,142	151,948
4.500%, due 06/15/40	75,386	74,739
4.500%, due 07/20/40	13,451	13,339
4.500%, due 08/20/40	9,621	9,540

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
4.500%, due 09/20/40	$40,709	$40,368
4.500%, due 10/20/40	10,906	10,815
4.500%, due 01/20/41	51,673	51,241
4.500%, due 02/20/41	12,778	12,671
4.500%, due 03/20/41	76,974	76,328
4.500%, due 04/20/41	10,109	10,024
4.500%, due 06/20/41	89,888	89,136
4.500%, due 07/20/41	23,058	22,865
4.500%, due 09/20/41	2,303	2,284
4.500%, due 12/20/41	20,798	20,624
4.500%, due 05/20/43	4,688	4,649
4.500%, due 07/20/43	3,196	3,169
4.500%, due 10/20/44	50,495	49,767
4.500%, due 08/20/45	55,990	55,355
4.500%, due 12/15/45	5,802	5,718
4.500%, due 08/15/46	7,398	7,200
4.500%, due 09/15/46	36,832	36,186
4.500%, due 10/15/46	83,529	82,056
4.500%, due 01/15/47	190,174	185,096
4.500%, due 04/20/48	15,536	15,259
4.500%, due 05/20/48	44,471	43,678
4.500%, due 06/20/48	110,226	108,114
4.500%, due 10/20/48	158,503	154,010
4.500%, due 01/20/49	106,195	104,159
4.500%, due 02/20/49	183,295	179,782
5.000%, due 12/20/33	43,079	43,710
5.000%, due 01/20/34	22,472	22,801
5.000%, due 02/20/38	34,803	35,309
5.000%, due 04/15/38	24,083	24,316
5.000%, due 04/20/38	41,711	42,325
5.000%, due 12/15/39	2,527	2,562
5.000%, due 05/15/40	61,360	62,265
5.000%, due 05/15/41	28,140	28,563
5.000%, due 08/20/41	5,673	5,760
5.000%, due 12/20/42	7,455	7,564
5.000%, due 08/20/43	650,807	660,325
5.000%, due 09/20/48	60,082	60,707
5.000%, due 10/20/48	123,643	125,016
5.000%, due 11/20/48	148,159	149,295
5.000%, due 12/20/48	137,185	138,422
1 yr. CMT + 1.500%,
5.125%, due 10/20/30[1]	2,166	2,172
1 yr. CMT + 1.500%,
5.375%, due 08/20/26[1]	271	271
1 yr. CMT + 1.500%,
5.375%, due 09/20/26[1]	44	44
1 yr. CMT + 1.500%,
5.375%, due 07/20/27[1]	397	397
1 yr. CMT + 1.500%,
5.375%, due 08/20/27[1]	1,808	1,808

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
1 yr. CMT + 1.500%,
5.375%, due 07/20/30[1]	$9,423	$9,466
1 yr. CMT + 1.500%,
5.375%, due 08/20/30[1]	7,422	7,449
5.500%, due 08/15/35	6,496	6,680
5.500%, due 02/15/38	566	583
5.500%, due 04/15/38	56,806	58,673
5.500%, due 05/15/38	63,609	65,702
5.500%, due 06/15/38	40,423	41,770
5.500%, due 10/15/38	165,394	170,777
5.500%, due 11/15/38	8,047	8,316
5.500%, due 12/15/38	1,936	1,998
5.500%, due 03/15/39	24,458	24,761
5.500%, due 05/15/39	15,522	16,028
5.500%, due 09/15/39	79,313	81,912
5.500%, due 01/15/40	3,217	3,305
5.500%, due 03/15/40	98,251	101,488
5.500%, due 09/20/48	11,243	11,464
1 yr. CMT + 1.500%,
5.625%, due 06/20/26[1]	80	80
1 yr. CMT + 1.500%,
5.625%, due 01/20/27[1]	4,723	4,712
1 yr. CMT + 1.500%,
5.625%, due 02/20/27[1]	413	412
1 yr. CMT + 1.500%,
5.625%, due 04/20/27[1]	1,065	1,065
1 yr. CMT + 1.500%,
5.625%, due 01/20/28[1]	945	943
1 yr. CMT + 1.500%,
5.625%, due 02/20/28[1]	111	111
1 yr. CMT + 1.500%,
5.625%, due 04/20/30[1]	1,858	1,862
1 yr. CMT + 1.500%,
5.625%, due 05/20/30[1]	51,051	51,223
6.000%, due 10/20/38	552	581
6.500%, due 02/15/29	29	29
6.500%, due 09/20/32	456	478
6.500%, due 09/15/36	62,233	64,730
6.500%, due 02/15/37	970	995
6.500%, due 04/15/37	3,903	4,125
6.500%, due 01/15/38	4,217	4,425
6.500%, due 06/15/38	5,699	5,934
6.500%, due 11/15/38	1,413	1,524
6.500%, due 12/20/38	2,063	2,201
6.500%, due 08/20/54	462,908	483,662
9.000%, due 01/20/27	989	989
9.000%, due 09/20/30	517	522
9.000%, due 10/20/30	1,481	1,513
Government National Mortgage Association, TBA
2.000%	10,000,000	8,230,540

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
2.500%	$4,400,000	$3,767,403
4.000%	250,000	232,992
4.500%	11,360,000	10,946,685
5.000%	6,000,000	5,948,778
5.500%	2,500,000	2,517,300
6.500%	3,500,000	3,658,025
Uniform Mortgage-Backed Security, TBA
1.500%	3,824,000	3,035,543
2.000%	26,350,000	21,252,671
2.500%	8,850,000	7,408,689
3.000%	1,345,000	1,280,476
3.500%	1,500,000	1,439,994
4.000%	4,500,000	4,218,079
5.000%	4,100,000	4,086,893
5.500%	16,100,000	16,228,633
6.000%	43,000,000	43,906,790
6.500%	7,500,000	7,767,900
Total U.S. government agency obligations (cost—$317,823,035)		306,061,179

	Number of shares
Short-term investments—1.5%
Investment companies—1.3%
State Street Institutional U.S. Government Money Market Fund, 3.596%[6] (cost—$2,059,432)	2,059,432	2,059,432

	Face amount
Short-term U.S. Treasury obligations—0.2%
U.S. Treasury Bills
3.678% due 07/23/26[6]	200,000	198,342
3.681% due 06/30/26[6,7]	208,000	206,753
3.687% due 07/21/26[6]	3,000	2,976
Total short-term U.S. Treasury obligations (cost—$408,071)		408,071
Total Short-term investments (cost—$2,467,503)		2,467,503

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of contracts	Notional amount		Value
Options Purchased—0.0%†
Put options—0.0%†
Uniform Mortgage-Backed Security, TBA strike @ 96.590, expires 05/06/26 (Counterparty: GS)	3,500,000	USD	338,064,453	$12,435
Uniform Mortgage-Backed Security, TBA strike @ 99.094, expires 05/06/26 (Counterparty: CITI)	1,000,000	USD	99,093,750	1
Uniform Mortgage-Backed Security, TBA strike @ 99.098, expires 05/06/26 (Counterparty: GS)	5,000,000	USD	495,488,281	4
Uniform Mortgage-Backed Security, TBA strike @ 95.469, expires 06/04/26 (Counterparty: JPMCB)	1,000,000	USD	95,468,750	2,925
Total Put options				15,365

Call options—0.0%†
Uniform Mortgage-Backed Security, TBA strike @ 98.469, expires 06/04/26 (Counterparty: JPMCB)	1,000,000	USD	98,468,750	422
Total Options Purchased (cost—$14,688)				15,787

Swaptions Purchased—0.7%
Call swaptions—0.4%
7 Year Interest Rate Swap strike @ 3.313, expires 06/08/26 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/10/33	2,000,000	USD	2,000,000	778

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of contracts	Notional amount		Value
Swaptions Purchased—(continued)
Call swaptions—(continued)
10 Year Interest Rate Swap strike @ 4.098, expires 02/06/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 02/08/45	400,000	USD	400,000	$19,500
10 Year Interest Rate Swap strike @ 4.400, expires 06/25/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 06/27/45	2,000,000	USD	2,000,000	113,777
10 Year Interest Rate Swap strike @ 4.559, expires 07/09/35 (Counterparty: DB; pay floating rate); underlying swap terminates 07/11/45	1,800,000	USD	1,800,000	110,802
10 Year Interest Rate Swap strike @ 4.640, expires 07/23/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 07/25/45	1,800,000	USD	1,800,000	115,281
10 Year Interest Rate Swap strike @ 4.460, expires 08/06/35 (Counterparty: DB; pay floating rate); underlying swap terminates 08/08/45	1,200,000	USD	1,200,000	70,316
10 Year Interest Rate Swap strike @ 4.427, expires 08/06/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 08/08/45	800,000	USD	800,000	46,111
10 Year Interest Rate Swap strike @ 4.485, expires 08/07/35 (Counterparty: MSCI; pay floating rate); underlying swap terminates 08/09/45	800,000	USD	800,000	47,466

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of contracts	Notional amount		Value
Swaptions Purchased—(continued)
Call swaptions—(continued)
10 Year Interest Rate Swap strike @ 4.693, expires 08/27/35 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 08/29/45	800,000	USD	800,000	$52,535
10 Year Interest Rate Swap strike @ 4.693, expires 08/27/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 08/29/45	600,000	USD	600,000	39,402
7 Year Interest Rate Swap strike @ 3.135, expires 09/14/26 (Counterparty: DB; pay floating rate); underlying swap terminates 09/16/33	1,400,000	USD	1,400,000	2,471
7 Year Interest Rate Swap strike @ 3.150, expires 06/08/26 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/10/33	2,000,000	USD	2,000,000	334
7 Year Interest Rate Swap strike @ 3.480, expires 07/14/26 (Counterparty: BOA; pay floating rate); underlying swap terminates 07/16/33	3,700,000	USD	3,700,000	8,789
7 Year Interest Rate Swap strike @ 2.750, expires 05/05/26 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 05/07/33	2,500,000	USD	2,500,000	0

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of contracts	Notional amount		Value
Swaptions Purchased—(continued)
Call swaptions—(continued)
7 Year Interest Rate Swap strike @ 3.224, expires 05/18/26 (Counterparty: BB; pay floating rate); underlying swap terminates 05/20/33	1,300,000	USD	1,300,000	$55
Total call swaptions				627,617

Put swaptions—0.3%
7 Year Interest Rate Swap strike @ 4.313, expires 06/08/26 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/10/33	2,000,000	USD	2,000,000	830
10 Year Interest Rate Swap strike @ 4.098, expires 02/06/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 02/08/45	400,000	USD	400,000	32,027
10 Year Interest Rate Swap strike @ 4.400, expires 06/25/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 06/27/45	1,000,000	USD	1,000,000	71,465
10 Year Interest Rate Swap strike @ 4.559, expires 07/09/35 (Counterparty: DB; pay floating rate); underlying swap terminates 07/11/45	900,000	USD	900,000	60,619
10 Year Interest Rate Swap strike @ 4.640, expires 07/23/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 07/25/45	900,000	USD	900,000	58,844

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of contracts	Notional amount		Value
Swaptions Purchased—(continued)
Put swaptions—(continued)
10 Year Interest Rate Swap strike @ 4.460, expires 08/06/35 (Counterparty: DB; pay floating rate); underlying swap terminates 08/08/45	1,200,000	USD	1,200,000	$83,910
10 Year Interest Rate Swap strike @ 4.427, expires 08/06/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 08/08/45	800,000	USD	800,000	56,633
10 Year Interest Rate Swap strike @ 4.485, expires 08/07/35 (Counterparty: MSCI; pay floating rate); underlying swap terminates 08/09/45	800,000	USD	800,000	55,425
10 Year Interest Rate Swap strike @ 4.693, expires 08/27/35 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 08/29/45	800,000	USD	800,000	51,355
10 Year Interest Rate Swap strike @ 4.693, expires 08/27/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 08/29/45	600,000	USD	600,000	38,516
7 Year Interest Rate Swap strike @ 3.635, expires 09/14/26 (Counterparty: DB; pay floating rate); underlying swap terminates 09/16/33	1,400,000	USD	1,400,000	26,777
10 Year Interest Rate Swap strike @ 4.750, expires 12/07/26 (Counterparty: MSCI; pay floating rate); underlying swap terminates 12/09/36	2,100,000	USD	2,100,000	8,150

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of contracts	Notional amount		Value
Swaptions Purchased—(continued)
Put swaptions—(continued)
10 Year Interest Rate Swap strike @ 4.750, expires 06/11/26 (Counterparty: BOA; pay floating rate); underlying swap terminates 06/15/36	5,900,000	USD	5,900,000	$694
10 Year Interest Rate Swap strike @ 4.750, expires 06/30/26 (Counterparty: BOA; pay floating rate); underlying swap terminates 07/02/36	1,500,000	USD	1,500,000	440
7 Year Interest Rate Swap strike @ 3.900, expires 05/29/26 (Counterparty: BB; pay floating rate); underlying swap terminates 06/02/33	400,000	USD	400,000	1,205
10 Year Interest Rate Swap strike @ 4.219, expires 06/04/26 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 06/08/36	1,000,000	USD	1,000,000	1,391
10 Year Interest Rate Swap strike @ 4.123, expires 06/04/26 (Counterparty: BNP; pay floating rate); underlying swap terminates 06/08/36	1,100,000	USD	1,100,000	2,751
10 Year Interest Rate Swap strike @ 4.750, expires 10/23/26 (Counterparty: BOA; pay floating rate); underlying swap terminates 10/27/36	2,100,000	USD	2,100,000	5,723
Total put swaptions				556,755
Total Swaptions Purchased (cost—$1,751,100)				1,184,372
Total investments before investments sold short—206.3% (cost—$356,750,008)				340,274,500

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Investments sold short—(42.8)%
U.S. government agency obligations—(42.8)%
Government National Mortgage Association, TBA
3.000%	$(3,000,000)	$(2,668,863)
Uniform Mortgage-Backed Security, TBA
3.000%	(26,450,000)	(23,145,231)
3.500%	(15,250,000)	(13,860,207)
4.500%	(23,125,000)	(22,228,953)
4.500%	(800,000)	(793,750)
5.000%	(1,900,000)	(1,871,977)
5.000%	(1,900,000)	(1,870,221)
6.500%	(4,000,000)	(4,146,640)
Total U.S. government agency obligations (cost—$(70,764,590))		(70,585,842)
Total investments sold short (Proceeds—$(70,764,590))		(70,585,842)
Total investments—163.5% (cost—$285,985,418)		269,688,658
Liabilities in excess of other assets—(63.5)%		(104,728,884)
Net assets—100.0%		$164,959,774

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount	Value
Reverse Repurchase Agreement: (18.4)%
Reverse repurchase agreement dated 04/13/26 with Wells Fargo, 3.770% to be repurchased 05/13/26 for $(21,354,837), collateralized by $4,358,225 Government Mortgage Association Obligations, 2.500% to 3.500% due 10/20/47 to 09/20/51 and $19,708,219 Federal National Mortgage Association Obligations, 3.000% to 4.500% due 09/01/42 to 08/01/53: (value -$24,066,444); (proceeds-$(21,287,957))	$(21,287,957)	$(21,287,957)
Reverse repurchase agreement dated 04/29/26 with Citigroup, Inc., 3.770% to be repurchased 05/13/26 for $(4,785,442), collateralized by $1,371,068 Government Mortgage Association Obligations, 3.500% due 03/20/48 and $3,578,422 Federal National Mortgage Association Obligations, 4.500% to 6.000% due 07/01/43 to 05/01/55: (value -$4,949,490); (proceeds-$(4,778,437))	(4,778,437)	(4,778,437)
Reverse repurchase agreement dated 04/13/26 with Deutsche Bank Securities, Inc., 3.770% to be repurchased 05/13/26 for $(950,228), $932,660 Federal National Mortgage Association Obligations, 6.000% due 09/01/55: (value -$932,660); (proceeds-$(947,252))	(947,252)	(947,252)
Reverse repurchase agreement dated 04/13/26 with Credit Agricole, Inc., 3.780% to be repurchased 05/13/26 for $(3,370,876), $4,004,403 Federal National Mortgage Association Obligations, 2.500% due 08/01/51: (value -$4,004,403); (proceeds-$(3,360,291))	(3,360,291)	(3,360,291)
Total Reverse Repurchase Agreement (cost—$(30,373,937))		(30,373,937)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	153,468,750	1,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 102.313	BOA	05/06/26	$(2,695)	$(149)	$2,546
USD	259,218,750	2,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 103.688	GS	05/06/26	(2,539)	(2,436)	103
USD	255,644,531	2,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 102.258	BOA	05/06/26	(3,711)	(478)	3,233
USD	441,931,640	4,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 98.207	GS	06/04/26	(18,457)	(2,673)	15,784
USD	200,562,500	2,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 100.281	MSCI	06/04/26	(4,375)	(338)	4,037
USD	50,015,625	500,000	Uniform Mortgage-Backed Security, TBA, strike @ 100.031	GS	06/04/26	(820)	(143)	677
USD	100,000,000	1,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 100.000	MSCI	06/04/26	(1,641)	(304)	1,337
USD	96,984,375	1,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 96.984	CITI	06/04/26	(6,875)	(2,684)	4,191
USD	194,750,000	2,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 97.375	GS	06/04/26	(11,562)	(3,381)	8,181
USD	48,960,938	500,000	Uniform Mortgage-Backed Security, TBA, strike @ 97.922	GS	06/04/26	(1,875)	(428)	1,447
USD	48,953,125	500,000	Uniform Mortgage-Backed Security, TBA, strike @ 97.906	CITI	06/04/26	(1,602)	(437)	1,165
USD	394,625,000	4,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 98.656	BOA	07/06/26	(9,688)	(3,949)	5,739
Total						$(65,840)	$(17,400)	$48,440

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	153,468,750	1,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 102.313	BOA	05/06/26	$(2,812)	$(2,844)	$(32)
USD	140,765,625	1,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 93.844	GS	05/06/26	(7,031)	(2,893)	4,138
USD	255,429,688	2,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 102.172	GS	06/04/26	(4,590)	(6,287)	(1,697)
USD	203,953,125	2,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 101.977	CITI	06/04/26	(3,906)	(3,258)	648
USD	194,562,500	2,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 97.281	MSCI	06/04/26	(5,625)	(2,215)	3,410
USD	428,431,640	4,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 95.207	GS	06/04/26	(21,094)	(10,656)	10,438
USD	202,750,000	2,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 101.375	GS	06/04/26	(5,781)	(1,030)	4,751
USD	96,101,563	1,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 96.102	CITI	06/04/26	(4,883)	(368)	4,515
USD	188,750,000	2,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 94.375	GS	06/04/26	(13,125)	(2,471)	10,654
USD	468,912,500	4,600,000	Uniform Mortgage-Backed Security, TBA, strike @ 101.938	JPMCB	06/04/26	(12,219)	(6,885)	5,334
USD	92,921,875	1,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 92.922	GS	06/04/26	(2,344)	(2,782)	(438)
Total						$(83,410)	$(41,689)	$41,721
Total options written						$(149,250)	$(59,089)	$90,161

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

Swaptions written

Notional amount (000)		Number of contracts	Call Swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	1,100	1,100,000	10 Year Interest Rate Swap strike @ 3.450 terminating 06/09/36	MSCI	Pay	06/05/26	$(5,500)	$(304)	$5,196

Notional amount (000)		Number of contracts	Put Swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	4,000	4,000,000	7 Year Interest Rate Swap strike @ 3.780 terminating 07/16/33	BOA	Pay	07/14/26	$(30,400)	$(40,026)	$(9,626)
USD	1,800	1,800,000	7 Year Interest Rate Swap strike @ 3.724 terminating 05/20/33	BB	Pay	05/18/26	(5,400)	(13,325)	(7,925)
USD	1,750	1,750,000	10 Year Interest Rate Swap strike @ 3.967 terminating 05/08/36	BNP	Pay	05/06/26	(2,494)	(3,301)	(807)
USD	1,300	1,300,000	10 Year Interest Rate Swap strike @ 4.084 terminating 05/08/36	DB	Pay	05/06/26	(1,332)	(287)	1,045
USD	500	500,000	10 Year Interest Rate Swap strike @ 4.088 terminating 05/08/36	BB	Pay	05/06/26	(650)	(102)	548
Total							$(40,276)	$(57,041)	$(16,765)
Total swaptions written							$(45,776)	$(57,345)	$(11,569)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
U.S. Treasury futures buy contracts:
1	USD	U.S. Treasury Note 5 Year Futures	June 2026	$109,665	$107,836	$(1,829)
164	USD	U.S. Treasury Note 10 Year Futures	June 2026	18,584,712	18,137,375	(447,337)
21	USD	U.S. Treasury Note 10 Year Futures	June 2026	2,438,324	2,370,047	(68,277)
Total				$21,132,701	$20,615,258	$(517,443)
U.S. Treasury futures sell contracts:
15	USD	U.S. Treasury Note 2 Year Futures	June 2026	$(3,133,517)	$(3,106,875)	$26,642
Total				$(3,133,517)	$(3,106,875)	$26,642
Net unrealized appreciation (depreciation)						$(490,801)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[8]	Payments received by the portfolio[8]	Value	Unrealized appreciation (depreciation)
USD	1,700	06/21/26	Annual	3.500%	1 day USD SOFR	$7,778	$7,791
USD	5,000	12/18/26	Annual	1 day USD SOFR	3.750%	2,239	(6,757)
USD	3,000	12/21/27	Annual	2.000	1 day USD SOFR	101,004	31,891
USD	4,400	03/20/29	Annual	4.250	1 day USD SOFR	(70,427)	7,836
USD	4,200	04/10/29	Annual	1 day USD SOFR	3.940	30,236	30,236
USD	17,500	06/15/29	Annual	1 day USD SOFR	1.750	(1,343,939)	(755,664)
USD	2,300	11/09/29	Annual	3.205	1 day USD SOFR	42,458	42,458
USD	2,300	11/09/29	Annual	3.218	1 day USD SOFR	41,374	41,374
USD	2,400	11/09/29	Annual	3.217	1 day USD SOFR	43,218	43,218
USD	4,200	12/18/29	Annual	1 day USD SOFR	3.750	9,859	(30,494)
USD	1,300	12/21/29	Annual	2.000	1 day USD SOFR	82,406	23,041
USD	1,400	03/08/30	Annual	3.513	1 day USD SOFR	9,151	9,151
USD	1,400	03/08/30	Annual	3.513	1 day USD SOFR	9,177	9,177
USD	500	03/08/30	Annual	3.635	1 day USD SOFR	995	995
USD	2,900	04/10/30	Annual	1 day USD SOFR	3.560	(13,967)	(13,967)
USD	2,900	05/08/30	Annual	1 day USD SOFR	3.560	(27,410)	(27,410)
USD	400	05/08/30	Annual	1 day USD SOFR	3.546	(4,040)	(4,040)
USD	6,400	06/21/30	Annual	3.000	1 day USD SOFR	225,371	174,838
USD	350	07/10/30	Annual	1 day USD SOFR	3.740	(43)	(43)
USD	2,200	10/06/30	Annual	1 day USD SOFR	4.123	41,474	41,474
USD	4,900	10/10/30	Annual	4.185	1 day USD SOFR	(106,711)	(106,711)
USD	1,300	10/10/30	Annual	1 day USD SOFR	4.145	25,897	25,897
USD	3,000	10/10/30	Annual	1 day USD SOFR	4.135	58,369	58,369
USD	3,200	10/10/30	Annual	1 day USD SOFR	4.118	59,660	59,660
USD	3,900	10/10/30	Annual	1 day USD SOFR	4.155	79,501	79,501
USD	500	10/10/30	Annual	1 day USD SOFR	4.320	14,023	14,023
USD	3,700	11/08/30	Annual	1 day USD SOFR	4.012	51,835	51,835
USD	4,000	11/08/30	Annual	1 day USD SOFR	4.180	87,144	87,144
USD	1,000	11/08/30	Annual	1 day USD SOFR	4.192	22,342	22,342
USD	7,000	12/20/30	Annual	3.500	1 day USD SOFR	67,410	62,473
USD	2,200	12/22/30	Annual	3.550	1 day USD SOFR	15,899	15,899
USD	4,300	01/10/31	Annual	1 day USD SOFR	3.705	(525)	(525)
USD	1,100	03/12/31	Annual	3.710	1 day USD SOFR	176	176
USD	1,200	04/08/31	Annual	1 day USD SOFR	3.990	14,972	14,972
USD	1,800	04/08/31	Annual	1 day USD SOFR	3.959	19,915	19,915
USD	2,200	04/09/31	Annual	3.013	1 day USD SOFR	70,591	70,591
USD	2,300	04/15/31	Annual	3.170	1 day USD SOFR	57,337	57,337
USD	1,600	04/26/31	Annual	3.232	1 day USD SOFR	35,415	35,415
USD	5,100	06/10/31	Annual	1 day USD SOFR	3.916	41,826	41,826
USD	7,600	06/20/31	Annual	3.750	1 day USD SOFR	8,181	(62,471)
USD	3,300	02/07/32	Annual	3.480	1 day USD SOFR	48,024	48,024
USD	1,400	06/08/32	Annual	2.451	1 day USD SOFR	119,857	119,857
USD	7,100	06/15/32	Annual	1.750	1 day USD SOFR	924,941	321,655
USD	500	06/15/32	Annual	1.750	1 day USD SOFR	64,986	42,293
USD	4,000	06/15/32	Annual	2.553	1 day USD SOFR	316,270	316,270
USD	3,000	06/18/32	Annual	1 day USD SOFR	3.250	(105,303)	(36,963)
USD	2,300	09/16/32	Annual	2.998	1 day USD SOFR	113,986	113,986
USD	3,400	09/17/32	Annual	3.750	1 day USD SOFR	9,196	85,860

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[8]	Payments received by the portfolio[8]	Value	Unrealized appreciation (depreciation)
USD	5,500	10/06/32	Annual	3.275%	1 day USD SOFR	$176,209	$176,209
USD	2,800	11/28/32	Annual	3.368	1 day USD SOFR	72,917	72,917
USD	3,300	12/17/32	Annual	3.750	1 day USD SOFR	8,621	78,018
USD	600	12/21/32	Annual	2.000	1 day USD SOFR	66,895	17,984
USD	1,400	03/08/33	Annual	3.453	1 day USD SOFR	29,902	29,902
USD	3,100	03/08/33	Annual	3.505	1 day USD SOFR	56,169	56,169
USD	1,000	03/08/33	Annual	1 day USD SOFR	3.510%	(17,810)	(17,810)
USD	700	03/18/33	Annual	3.750	1 day USD SOFR	2,474	14,476
USD	700	06/08/33	Annual	3.260	1 day USD SOFR	28,707	28,707
USD	5,600	12/20/33	Annual	1 day USD SOFR	3.500	(131,786)	933
USD	8,500	06/20/34	Annual	3.750	1 day USD SOFR	87,678	(124,235)
USD	1,200	12/18/34	Annual	3.750	1 day USD SOFR	12,178	48,725
USD	2,200	03/19/35	Annual	3.250	1 day USD SOFR	108,898	(17,858)
USD	2,400	06/18/35	Annual	3.250	1 day USD SOFR	138,008	47,323
USD	2,600	09/17/35	Annual	3.750	1 day USD SOFR	35,761	78,993
USD	5,500	09/17/35	Annual	3.750	1 day USD SOFR	79,419	124,495
USD	1,000	03/18/36	Annual	4.000	1 day USD SOFR	(4,688)	25,989
USD	100	06/17/36	Annual	3.750	1 day USD SOFR	1,747	(181)
Total						$2,053,427	$1,824,511

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$3,281,041	$72,447	$3,353,488
Mortgage-backed securities	—	27,192,171	—	27,192,171
U.S. government agency obligations	—	306,061,179	—	306,061,179
Short-term investments	2,059,432	—	—	2,059,432
Short-term U.S. Treasury obligations	—	408,071	—	408,071
Options purchased	—	15,787	—	15,787
Swaptions Purchased	—	1,184,372	—	1,184,372
Futures contracts	26,642	—	—	26,642
Swap agreements	—	3,880,076	—	3,880,076
Total	$2,086,074	$342,022,697	$72,447	$344,181,218

Liabilities
U.S. government agency obligations	$—	$(70,585,842)	$—	$(70,585,842)
Reverse Repurchase Agreement	—	(30,373,937)	—	(30,373,937)
Options written	—	(59,089)	—	(59,089)
Swaptions written	—	(57,345)	—	(57,345)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Futures contracts	$(517,443)	$—	$—	$(517,443)
Swap agreements	—	(1,826,649)	—	(1,826,649)
Total	$(517,443)	$(102,902,862)	$—	$(103,420,305)

For the period ended April 30, 2026, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Portfolio.

Portfolio footnotes

† Amount represents less than 0.05% or (0.05)%.

[1]	Floating or variable rate securities. The rates disclosed are as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $5,999,153, represented 3.6% of the Portfolio's net assets at period end.
[3]	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
[4]	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
[5]	Zero coupon bond.
[6]	Rate shown reflects yield at April 30, 2026.
[7]	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
[8]	Payments made or received are based on the notional amount.

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Asset-backed securities—17.4%
Adams Outdoor Advertising LP,
Series 2023-1, Class A2,
6.967%, due 07/15/53[1]	$760,000	$767,507
Aligned Data Centers Issuer LLC,
Series 2022-1A, Class A2,
6.350%, due 10/15/47[1]	2,300,000	2,300,030
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-4A, Class A,
5.490%, due 06/20/29[1]	1,620,000	1,648,998
BHG Securitization Trust,
Series 2022-C, Class B,
5.930%, due 10/17/35[1]	123,137	123,239
Series 2026-1CON, Class B,
5.300%, due 06/17/36[1]	780,000	777,858
Business Jet Securities LLC,
Series 2024-2A, Class A,
5.364%, due 09/15/39[1]	880,037	878,148
Capital Automotive REIT,
Series 2024-2A, Class A2,
5.250%, due 05/15/54[1]	1,106,458	1,105,190
CARS-DB7 LP,
Series 2023-1A, Class A2,
6.500%, due 09/15/53[1]	878,250	881,278
Cogent Ipv4 LLC,
Series 2024-1A, Class A2,
7.924%, due 05/25/54[1]	1,830,000	1,901,483
College Avenue Student Loans LLC,
Series 2021-A, Class A1,
1 mo. USD Term SOFR + 1.214%,
4.869%, due 07/25/51[1,2]	31,763	31,775
Series 2021-B, Class A2,
1.760%, due 06/25/52[1]	43,415	39,148
Series 2021-C, Class A1,
1 mo. USD Term SOFR + 1.014%,
4.669%, due 07/26/55[1,2]	135,130	134,277
Series 2021-C, Class B,
2.720%, due 07/26/55[1]	59,845	54,878
Series 2021-C, Class A2,
2.320%, due 07/26/55[1]	68,069	63,365
Credit Acceptance Auto Loan Trust,
Series 2026-1A, Class B,
4.960%, due 06/16/36[1,3]	1,740,000	1,735,140
DataBank Issuer LLC,
Series 2023-1A, Class A2,
5.116%, due 02/25/53[1]	995,000	988,375
Edgeconnex Data Centers Issuer LLC,
Series 2024-1, Class A2,
6.000%, due 07/27/54[1]	811,563	809,611
EDvestinU Private Education Loan Issue No. 3 LLC,
Series 2021-A, Class A,
1.800%, due 11/25/45[1]	33,921	31,741
Flexential Issuer LLC,
Series 2025-1A, Class A2,
6.030%, due 10/25/60[1]	940,000	934,825
GoodLeap Sustainable Home Solutions Trust,
Series 2021-4GS, Class A,
1.930%, due 07/20/48[1]	136,569	108,922
Series 2021-5CS, Class A,
2.310%, due 10/20/48[1]	76,952	61,654
Lendmark Funding Trust,
Series 2021-1A, Class A,
1.900%, due 11/20/31[1]	210,000	206,202
Series 2024-2A, Class A,
4.470%, due 02/21/34[1]	1,280,000	1,276,657

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Asset-backed securities—(continued)
Mariner Finance Issuance Trust,
Series 2021-AA, Class A,
1.860%, due 03/20/36[1]	$153,866	$151,468
Mosaic Solar Loan Trust,
Series 2022-1A, Class A,
2.640%, due 01/20/53[1]	122,971	106,813
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2B,
1 mo. USD Term SOFR + 1.164%,
4.819%, due 12/15/59[1,2]	65,006	65,038
Series 2020-IA, Class B,
2.950%, due 04/15/69[1]	100,000	86,474
Series 2021-A, Class A,
0.840%, due 05/15/69[1]	29,056	26,591
Series 2021-DA, Class A,
U.S. (Fed) Prime Rate + -1.990%,
4.760%, due 04/15/60[1,2]	166,550	163,969
Nelnet Student Loan Trust,
Series 2021-A, Class APT2,
1.360%, due 04/20/62[1]	188,629	179,104
Series 2021-BA, Class AFL,
1 mo. USD Term SOFR + 0.894%,
4.556%, due 04/20/62[1,2]	268,522	269,237
Series 2021-CA, Class AFL,
1 mo. USD Term SOFR + 0.854%,
4.516%, due 04/20/62[1,2]	174,052	173,199
New Economy Assets - Phase 1 Sponsor LLC,
Series 2021-1, Class A1,
1.910%, due 10/20/61[1]	1,150,000	966,000
OnDeck Asset Securitization Trust IV LLC,
Series 2024-1A, Class A,
6.270%, due 06/17/31[1]	1,090,000	1,097,655
OneMain Financial Issuance Trust,
Series 2022-3A, Class A,
5.940%, due 05/15/34[1]	111,049	111,162
Oxford Finance Funding Trust,
Series 2023-1A, Class B,
7.879%, due 02/15/31[1]	1,467,764	1,488,200
Palmer Square Loan Funding Ltd.,
Series 2026-1A, Class A1,
3 mo. USD Term SOFR + 1.000%,
0.000%, due 07/15/34[1,2,3]	1,215,000	1,215,027
Prodigy Finance DAC,
Series 2021-1A, Class A,
1 mo. USD Term SOFR + 1.364%,
5.019%, due 07/25/51[1,2]	48,741	48,624
QTS Issuer ABS II LLC,
Series 2026-1A, Class A2,
5.364%, due 01/05/56[1]	560,000	551,430
Regional Management Issuance Trust,
Series 2021-2, Class A,
1.900%, due 08/15/33[1]	245,000	238,719
Series 2025-2, Class A,
4.590%, due 11/16/37[1]	950,000	942,919
Republic Finance Issuance Trust,
Series 2024-A, Class A,
5.910%, due 08/20/32[1]	1,490,000	1,496,207
Retained Vantage Data Centers Issuer LLC,
Series 2023-1A, Class A2A,
5.000%, due 09/15/48[1]	1,370,000	1,363,333

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Asset-backed securities—(continued)
Santander Drive Auto Receivables Trust,
Series 2022-7, Class C,
6.690%, due 03/17/31	$1,918,426	$1,947,996
SLM Private Education Loan Trust,
Series 2010-C, Class A5,
1 mo. USD Term SOFR + 4.864%,
8.519%, due 10/15/41[1,2]	234,425	245,698
SMB Private Education Loan Trust,
Series 2018-A, Class A2B,
1 mo. USD Term SOFR + 0.914%,
4.569%, due 02/15/36[1,2]	37,555	37,543
Series 2018-C, Class A2B,
1 mo. USD Term SOFR + 0.864%,
4.519%, due 11/15/35[1,2]	64,792	64,756
Series 2021-A, Class A2A1,
1 mo. USD Term SOFR + 0.844%,
4.517%, due 01/15/53[1,2]	274,084	271,525
Series 2021-A, Class B,
2.310%, due 01/15/53[1]	28,118	27,452
Series 2021-C, Class APT1,
1.390%, due 01/15/53[1]	87,431	80,055
SoFi Professional Loan Program LLC,
Series 2020-C, Class AFX,
1.950%, due 02/15/46[1]	45,103	42,427
Stack Infrastructure Issuer LLC,
Series 2026-1A, Class A2,
5.000%, due 03/27/56[1]	1,060,000	1,023,280
Store Master Funding I-VII XIV XIX XX,
Series 2021-1A, Class A1,
2.120%, due 06/20/51[1]	995,350	935,225
Willis Engine Structured Trust VII,
Series 2023-A, Class A,
8.000%, due 10/15/48[1]	144,131	146,688
Zayo Issuer LLC,
Series 2025-1A, Class A2,
5.648%, due 03/20/55[1]	790,000	796,968
Total asset-backed securities (cost—$32,812,685)		33,221,083

Corporate bonds—45.3%
Airlines—0.2%
Air Canada Pass-Through Trust
Series 2017-1, Class AA,
3.300%, due 01/15/30[1]	34,496	32,906
American Airlines Pass-Through Trust
Series 2016-3, Class AA,
3.000%, due 10/15/28	70,813	68,474
Series AA, Class AA,
3.575%, due 01/15/28	38,374	37,772
Series AA, Class AA,
3.650%, due 02/15/29	23,268	22,699
Delta Air Lines Pass-Through Trust
Series AA, Class AA,
2.000%, due 06/10/28	43,624	42,068
United Airlines Pass-Through Trust
Series AA, Class AA,
2.700%, due 05/01/32	36,568	33,556
Series 2015-1, Class AA,
3.450%, due 12/01/27	25,410	24,937
Series AA, Class AA,
3.500%, due 03/01/30	12,418	12,043
Series AA, Class AA,
4.150%, due 08/25/31	45,850	44,775
		319,230
Apparel—0.3%
William Carter Co.
7.375%, due 02/15/31[1]	475,000	488,281

Auto manufacturers—0.5%
Hyundai Capital America
4.250%, due 09/18/28[1]	675,000	669,138
5.000%, due 04/07/31[1]	260,000	260,688
		929,826

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Banks—12.0%
ASB Bank Ltd.
(fixed, converts to FRN on 06/17/27),
5.284%, due 06/17/32[1,2]	$1,500,000	$1,507,008
5.398%, due 11/29/27[1]	1,260,000	1,281,973
Bank of America Corp.
(fixed, converts to FRN on 01/20/27),
3.824%, due 01/20/28[2]	840,000	836,759
Series RR,
(fixed, converts to FRN on 01/27/27),
4.375%, due 01/27/27[2,4]	1,150,000	1,139,441
Bank of New York Mellon Corp.
(fixed, converts to FRN on 02/07/27),
3.442%, due 02/07/28[2]	1,400,000	1,391,831
Bank of New Zealand
4.846%, due 02/07/28[1]	1,075,000	1,084,935
BNP Paribas SA
(fixed, converts to FRN on 05/09/30),
5.085%, due 05/09/31[1,2]	600,000	605,531
Fifth Third Bank NA
(fixed, converts to FRN on 08/25/32),
5.332%, due 08/25/33[2]	1,280,000	1,285,396
HSBC Holdings PLC
(fixed, converts to FRN on 06/04/30),
2.848%, due 06/04/31[2]	1,800,000	1,667,207
(fixed, converts to FRN on 11/03/27),
7.390%, due 11/03/28[2]	905,000	941,675
Huntington Bancshares, Inc.
(fixed, converts to FRN on 08/04/27),
4.443%, due 08/04/28[2]	647,000	646,234
JPMorgan Chase & Co.
(fixed, converts to FRN on 02/01/27),
3.782%, due 02/01/28[2]	793,000	789,533
Keybank National Association
Series BKNT,
5.850%, due 11/15/27	1,080,000	1,100,658

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Banks—(continued)
Lloyds Banking Group PLC
(fixed, converts to FRN on 03/18/27),
3.750%, due 03/18/28[2]	$1,420,000	$1,411,696
(fixed, converts to FRN on 11/15/32),
7.953%, due 11/15/33[2]	610,000	695,826
NatWest Group PLC
1 day USD SOFR + 1.300%,
4.965%, due 11/15/28[2]	940,000	948,039
PNC Financial Services Group, Inc.
Series T,
(fixed, converts to FRN on 09/15/26),
3.400%, due 09/15/26[2,4]	775,000	765,409
Santander Holdings USA, Inc.
(fixed, converts to FRN on 03/09/28),
6.499%, due 03/09/29[2]	755,000	778,517
Skandinaviska Enskilda Banken AB
5.375%, due 03/05/29[1]	680,000	696,256
State Street Corp.
(fixed, converts to FRN on 11/04/27),
5.820%, due 11/04/28[2]	555,000	567,105
Truist Financial Corp.
(fixed, converts to FRN on 06/06/27),
4.123%, due 06/06/28[2]	1,370,000	1,365,010
Wells Fargo & Co.
(fixed, converts to FRN on 03/02/32),
3.350%, due 03/02/33[2]	1,525,000	1,403,968
		22,910,007
Chemicals—0.5%
Olin Corp.
6.625%, due 04/01/33[1]	885,000	876,723

Commercial services—0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.250%, due 01/15/30[1]	625,000	641,725

Diversified financial services—2.6%
Capital One Financial Corp.
(fixed, converts to FRN on 05/10/27),
4.927%, due 05/10/28[2]	1,400,000	1,406,124
(fixed, converts to FRN on 05/10/32),
5.268%, due 05/10/33[2]	164,000	164,426
Compeer Financial ACA
Series QIB,
(fixed, converts to FRN on 02/15/31),
7.875%, due 02/15/31[1,2,4]	810,000	822,150
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375%, due 02/01/27[1]	1,250,000	1,249,703
7.750%, due 05/15/31[1,3]	610,000	606,949
Stonebriar ABF Issuer LLC
8.125%, due 12/15/30[1]	730,000	766,822
		5,016,174
Electric—2.2%
Alexander Funding Trust II
7.467%, due 07/31/28[1]	1,145,000	1,205,059
Atlantica Sustainable Infrastructure Ltd.
4.125%, due 06/15/28[1]	1,110,000	1,084,185
MidAmerican Energy Co.
3.650%, due 04/15/29	204,000	200,364
Southern California Edison Co.
5.950%, due 11/01/32	585,000	611,303
XPLR Infrastructure Operating Partners LP
8.625%, due 03/15/33[1]	1,020,000	1,093,048
		4,193,959
Energy-Alternate Sources—0.8%
XPLR Infrastructure LP
2.500%, due 06/15/26[1,5]	1,490,000	1,483,045

Food—0.8%
Mars, Inc.
5.000%, due 03/01/32[1]	795,000	806,490
Nestle Capital Corp.,
4.200%, due 03/18/31[1,5]	745,000	738,360
		1,544,850

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Gas—0.7%
Southern California Gas Co.
5.050%, due 09/01/34	$850,000	$851,929
5.450%, due 06/15/35	530,000	542,792
		1,394,721
Healthcare-services—0.8%
Centene Corp.
3.000%, due 10/15/30	1,095,000	984,479
Sutter Health
Series 2025,
5.213%, due 08/15/32	580,000	593,202
		1,577,681
Insurance—9.9%
Aegon Ltd.
(fixed, converts to FRN on 04/11/28),
5.500%, due 04/11/48[2]	870,000	870,846
American National Global Funding
4.625%, due 12/15/28[1]	550,000	546,389
5.250%, due 06/03/30[1]	685,000	685,693
5.550%, due 01/28/30[1]	565,000	573,330
Ascot Group Ltd.
(fixed, converts to FRN on 06/15/30),
6.349%, due 06/15/35[1,2]	465,000	474,108
Athene Global Funding
4.721%, due 10/08/29[1]	675,000	665,612
5.033%, due 07/17/30[1]	1,025,000	1,015,108
Bowhead Specialty Holdings, Inc.
7.750%, due 12/01/30	465,000	459,379
Corebridge Financial, Inc.
(fixed, converts to FRN on 12/15/27),
6.875%, due 12/15/52[2]	1,280,000	1,299,208
DaVinciRe Holdings Ltd.
5.950%, due 04/15/35[1]	425,000	429,408
Enstar Finance LLC
(fixed, converts to FRN on 01/15/27),
5.500%, due 01/15/42[2]	1,655,000	1,623,725
Enstar Group Ltd.
(fixed, converts to FRN on 04/01/35),
7.500%, due 04/01/45[1,2]	600,000	621,136
F&G Annuities & Life, Inc.
7.400%, due 01/13/28	2,110,000	2,151,902
Fidelis Insurance Holdings Ltd.
(fixed, converts to FRN on 06/15/35),
7.750%, due 06/15/55[2]	645,000	680,901

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Insurance—(continued)
Global Atlantic Fin Co.
(fixed, converts to FRN on 10/15/26),
4.700%, due 10/15/51[1,2]	$340,000	$333,229
(fixed, converts to FRN on 10/15/29),
7.950%, due 10/15/54[1,2]	395,000	396,118
Metropolitan Life Global Funding I
4.300%, due 08/25/29[1]	845,000	840,241
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(fixed, converts to FRN on 05/23/32),
5.875%, due 05/23/42[1,2]	800,000	820,289
SiriusPoint Ltd.
7.000%, due 04/05/29	795,000	832,890
Stewart Information Services Corp.
3.600%, due 11/15/31	1,030,000	917,168
Swiss Re Finance Luxembourg SA
(fixed, converts to FRN on 04/02/29),
5.000%, due 04/02/49[1,2]	2,600,000	2,585,474
		18,822,154
Internet—1.2%
Alphabet, Inc.
4.400%, due 02/15/33	495,000	487,373
Amazon.com, Inc.
4.550%, due 03/13/33	450,000	444,522
Beignet Investor LLC
6.581%, due 05/30/49[1]	940,000	970,777
Meta Platforms, Inc.
4.600%, due 11/15/32	400,000	395,191
		2,297,863
Investment companies—5.0%
BlackRock TCP Capital Corp.,
6.950%, due 05/30/29[5]	440,000	435,045
Blackstone Private Credit Fund
3.250%, due 03/15/27	209,000	205,585
7.300%, due 11/27/28	1,525,000	1,575,485
Blue Owl Credit Income Corp.
7.750%, due 09/16/27	710,000	722,978
Blue Owl Technology Finance Corp.
6.100%, due 03/15/28	395,000	393,368
6.125%, due 01/23/31	505,000	486,231
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance
5.950%, due 09/17/30[1]	640,000	606,387
Franklin BSP Capital Corp.
6.000%, due 10/02/30[1]	425,000	407,438
HA Sustainable Infrastructure Capital, Inc.
6.375%, due 07/01/34	1,085,000	1,111,171
6.750%, due 07/15/35	990,000	1,035,203
HAT Holdings I LLC/HAT Holdings II LLC
3.375%, due 06/15/26[1]	1,515,000	1,511,862
Oaktree Strategic Credit Fund
6.500%, due 07/23/29	1,060,000	1,070,534
		9,561,287
Media—0.1%
Nexstar Media, Inc.
6.500%, due 09/15/33[1]	217,000	218,670

Oil & gas—0.8%
Sunoco LP
5.375%, due 07/15/31[1]	525,000	522,541
7.000%, due 05/01/29[1]	915,000	944,876
		1,467,417
Pharmaceuticals—0.4%
Novartis Capital Corp.
4.600%, due 03/18/33	385,000	382,311
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.125%, due 04/30/31[1]	430,000	427,268
		809,579

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Real estate investment trusts—2.2%
Arbor Realty SR, Inc.
Series QIB,
8.500%, due 10/15/27[1]	$1,790,000	$1,776,851
SBA Tower Trust
6.599%, due 01/15/28[1]	2,300,000	2,336,004
		4,112,855
Retail—0.4%
Macy's Retail Holdings LLC
5.875%, due 03/15/30[1]	277,000	276,247
7.375%, due 08/01/33[1]	495,000	515,601
		791,848
Savings & loans—0.2%
Axos Financial, Inc.
(fixed, converts to FRN on 10/01/30),
7.000%, due 10/01/35[2]	430,000	438,600

Semiconductors—0.8%
ams-OSRAM AG
12.250%, due 03/30/29[1]	1,400,000	1,494,913

Software—1.4%
CoreWeave, Inc.
9.000%, due 02/01/31[1]	430,000	427,273
9.250%, due 06/01/30[1]	330,000	334,161
Fidelity National Information Services, Inc.
4.550%, due 03/10/29	430,000	428,321
Salesforce, Inc.
5.550%, due 03/15/36	1,400,000	1,396,133
		2,585,888
Telecommunications—0.9%
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, due 09/15/29[1]	1,050,000	1,107,422
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC
5.700%, due 04/15/36[1]	640,000	622,463
		1,729,885
Venture capital—0.3%
Hercules Capital, Inc.
5.350%, due 02/10/29	545,000	537,545
Total corporate bonds (cost—$84,621,990)		86,244,726

Loan assignments—13.7%
Agriculture—0.3%
AAG U.S. GSI Bidco, Inc.
3 mo. USD Term SOFR + 5.000%,
8.700%, due 10/31/31[2]	519,750	519,750

Airlines—0.9%
American Airlines, Inc.
3 mo. USD Term SOFR + 2.250%,
5.925%, due 04/20/28[2]	173,684	172,574
3 mo. USD Term SOFR + 2.750%,
6.425%, due 05/28/32[2]	529,650	526,891
United Airlines, Inc.
1 mo. USD Term SOFR + 1.750%,
5.404%, due 02/22/31[2]	966,334	966,943
		1,666,408
Chemicals—0.7%
GEON Performance Solutions LLC
3 mo. USD Term SOFR + 4.250%,
8.211%, due 08/18/28[2]	1,002,861	910,928
Mativ Holdings, Inc.
1 mo. USD Term SOFR + 4.500%,
8.152%, due 04/04/33[2]	460,000	455,400
		1,366,328
Commercial services—1.4%
Priority Holdings LLC
1 mo. USD Term SOFR + 3.750%,
7.402%, due 08/02/32[2]	1,028,422	997,055
System One Holdings LLC
1 mo. USD Term SOFR + 3.500%,
7.152%, due 03/02/28[2]	1,695,241	1,695,241
		2,692,296
Distribution/wholesale—0.3%
Gloves Buyer, Inc.
1 mo. USD Term SOFR + 4.000%,
7.652%, due 05/21/32[2]	527,350	526,580

Diversified financial services—0.6%
LendingTree, Inc.
1 mo. USD Term SOFR + 4.250%,
7.902%, due 08/21/30[2]	1,207,650	1,187,518

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Loan assignments—(continued)
Electric—0.8%
Eastern Power LLC
1 mo. USD Term SOFR + 4.750%,
8.402%, due 04/03/29[2]	$1,425,154	$1,428,417

Environmental control—0.3%
Tidal Waste & Recycling Holdings LLC
3 mo. USD Term SOFR + 2.750%,
6.450%, due 10/24/31[2]	615,781	616,114

Health care products—1.1%
Hologic, Inc.
0.000%, due 04/09/29[6]	1,010,000	999,900
Medline Borrower LP
1 mo. USD Term SOFR + 1.750%,
5.402%, due 10/23/30[2]	1,090,361	1,094,516
		2,094,416
Healthcare-services—1.4%
IQVIA, Inc.
3 mo. USD Term SOFR + 1.750%,
5.450%, due 01/02/31[2]	977,625	984,351
MPH Acquisition Holdings LLC
3 mo. USD Term SOFR + 3.750%,
7.413%, due 12/31/30[2]	135,397	135,126
3 mo. USD Term SOFR + 4.600%,
8.263%, due 12/31/30[2]	1,122,353	1,001,296
Sotera Health Holdings LLC
1 mo. USD Term SOFR + 2.500%,
6.152%, due 05/30/31[2]	581,619	583,318
		2,704,091
Internet—0.3%
Eagle Broadband Investments LLC
3 mo. USD Term SOFR + 3.000%,
6.961%, due 11/12/27[2]	518,164	500,676

Machinery-diversified—0.5%
LSF12 Helix Parent LLC
1 mo. USD Term SOFR + 3.500%,
7.152%, due 02/10/33[2]	900,969	901,086

Media—1.2%
Midcontinent Communications
1 mo. USD Term SOFR + 2.500%,
6.152%, due 08/16/31[2]	1,053,950	1,049,344
Nexstar Broadcasting, Inc.
1 mo. USD Term SOFR + 2.500%,
6.152%, due 06/28/32[2]	725,448	723,837
Versant Media Group, Inc.
3 mo. USD Term SOFR + 3.500%,
7.200%, due 01/30/31[2]	530,000	530,530
		2,303,711
Miscellaneous manufacturers—0.2%
CoorsTek, Inc.
3 mo. USD Term SOFR + 3.000%,
6.670%, due 10/28/32[2]	443,888	446,475

Oil & gas—0.2%
Hilcorp Energy I LP
1 mo. USD Term SOFR + 1.750%,
5.411%, due 02/11/30[2]	371,250	371,558

Pharmaceuticals—0.4%
Jazz Financing Lux SARL
1 mo. USD Term SOFR + 2.250%,
5.902%, due 05/05/28[2]	820,017	823,322

Pipelines—1.4%
Rockpoint Gas Storage Partners LP
3 mo. USD Term SOFR + 2.500%,
6.200%, due 09/18/31[2]	1,580,000	1,581,754
UGI Energy Services LLC
1 mo. USD Term SOFR + 2.500%,
6.152%, due 02/22/30[2]	1,143,525	1,149,357
		2,731,111
Real estate investment trusts—0.4%
Starwood Property Trust, Inc.
1 mo. USD Term SOFR + 1.750%,
5.402%, due 11/18/27[2]	740,381	738,878

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Loan assignments—(continued)
Software—0.3%
Central Parent, Inc.
3 mo. USD Term SOFR + 3.250%,
6.950%, due 07/06/29[2]	$1,124,254	$502,542

Telecommunications—0.5%
Iridium Satellite LLC
1 mo. USD Term SOFR + 2.250%,
5.902%, due 09/20/30[2]	1,061,321	1,041,294

Transportation—0.5%
Stonepeak Nile Parent LLC
3 mo. USD Term SOFR + 2.250%,
5.919%, due 04/09/32[2]	982,538	985,613
Total loan assignments (cost—$26,985,594)		26,148,184

Mortgage-backed securities—12.2%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class A5,
2.756%, due 05/15/53[1]	465,000	435,081
BAHA Trust,
Series 2024-MAR, Class B,
7.069%, due 12/10/41[1,2]	1,090,000	1,126,470
Bank,
Series 2022-BNK42, Class A5,
4.493%, due 06/15/55[2]	220,000	214,169
BBCMS Mortgage Trust,
Series 2019-C3, Class B,
4.096%, due 05/15/52	90,000	83,719
Benchmark Mortgage Trust,
Series 2019-B15, Class B,
3.564%, due 12/15/72	210,000	180,931
Series 2019-B15, Class C,
3.829%, due 12/15/72[2]	111,000	89,249
Series 2022-B35, Class A5,
4.590%, due 05/15/55[2]	270,000	261,481
BX Commercial Mortgage Trust,
Series 2021-CIP, Class A,
1 mo. USD Term SOFR + 1.035%,
4.691%, due 12/15/38[1,2]	182,066	182,009
Series 2026-CSMO, Class A,
1 mo. USD Term SOFR + 1.400%,
5.055%, due 02/15/43[1,2]	970,000	970,606
Series 2026-LP3, Class B,
1 mo. USD Term SOFR + 1.550%,
5.200%, due 04/15/43[1,2]	620,000	621,356
BX Trust,
Series 2026-OPTM, Class A,
1 mo. USD Term SOFR + 1.200%,
4.855%, due 03/15/39[1,2]	490,000	488,775
Series 2026-RISE, Class A,
1 mo. USD Term SOFR + 1.300%,
4.970%, due 04/15/41[1,2]	910,000	911,137
Series 2022-CLS, Class B,
6.300%, due 10/13/27[1]	2,020,000	2,014,140
Cantor Commercial Real Estate Lending,
Series 2019-CF3, Class B,
3.500%, due 01/15/53[2]	101,000	87,849
CD Mortgage Trust,
Series 2017-CD3, Class A4,
3.631%, due 02/10/50	300,000	294,277
Citigroup Commercial Mortgage Trust,
Series 2023-PRM3, Class B,
6.572%, due 07/10/28[1,2]	880,000	901,778

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
COMM Mortgage Trust,
Series 2025-SBX, Class A,
5.432%, due 08/10/41[1,2]	$780,000	$778,280
CRSO Trust
7.658%, due 07/10/28[2]	880,000	900,543
DC Commercial Mortgage Trust,
Series 2023-DC, Class B,
6.804%, due 09/12/40[1]	660,000	667,415
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series K121, Class X1,
IO,
1.107%, due 10/25/30[2]	1,152,395	42,236
Series KL06, Class XFX,
IO,
1.457%, due 12/25/29[2]	701,939	28,910
Series K142, Class A2,
2.400%, due 03/25/32	385,000	346,009
Series K144, Class A2,
2.450%, due 04/25/32	270,000	242,753
Series K145, Class A2,
2.580%, due 05/25/32	605,000	546,716
Federal Home Loan Mortgage Corp. Multifamily WI Certificates,
Series K146, Class A2,
2.920%, due 07/25/32	170,000	156,479
Federal National Mortgage Association-ACES,
Series 2022-M5, Class A3,
2.413%, due 01/01/34[2]	325,000	278,629
FRESB Mortgage Trust,
Series 2019-SB60, Class A10H,
3.500%, due 01/25/39[2]	149,633	145,617
INTOWN Mortgage Trust,
Series 2025-STAY, Class A,
1 mo. USD Term SOFR + 1.350%,
5.005%, due 03/15/42[1,2]	1,310,000	1,309,181
MF1 Trust,
Series 2021-W10, Class A,
1 mo. USD Term SOFR + 1.070%,
4.725%, due 12/15/34[1,2]	100,000	99,503
Series 2021-W10, Class B,
1 mo. USD Term SOFR + 1.370%,
5.025%, due 12/15/34[1,2]	370,000	367,701
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class A,
1 mo. USD Term SOFR + 1.397%,
5.057%, due 03/15/39[1,2]	2,000,000	1,999,375
OAKST Commercial Mortgage Trust,
Series 2023-NLP, Class A,
6.298%, due 03/15/40[1,2]	952,512	939,509
One Bryant Park Trust,
Series 2019-OBP, Class A,
2.516%, due 09/15/54[1]	2,300,000	2,128,727
SCOTT Trust,
Series 2023-SFS, Class A,
5.910%, due 03/10/40[1]	870,000	884,286
Wells Fargo Commercial Mortgage Trust,
Series 2018-C46, Class A4,
4.152%, due 08/15/51	135,000	133,610
Series 2018-C44, Class A5,
4.212%, due 05/15/51	445,000	441,336

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
WMRK Commercial Mortgage Trust,
Series 2022-WMRK, Class C,
1 mo. USD Term SOFR + 4.083%,
7.738%, due 11/15/27[1,2]	$2,038,154	$2,040,748
Total mortgage-backed securities (cost—$23,299,633)		23,340,590

Municipal bonds—0.4%
California—0.1%
Los Angeles Department of Water & Power Power System Revenue, Build America Bonds, Revenue Bonds,
6.574%, due 07/01/45	145,000	151,873
State of California, Build America Bonds, GO Bonds,
7.550%, due 04/01/39	70,000	82,797
		234,670
Michigan—0.0%†
University of Michigan, Revenue Bonds,
Series B,
3.504%, due 04/01/52	93,000	66,798

Minnesota—0.0%†
University of Minnesota, Revenue Bonds,
4.048%, due 04/01/52	78,000	61,356

New Jersey—0.1%
New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue Bonds,
Series B,
6.561%, due 12/15/40	105,000	114,946

New York—0.1%
New York State Dormitory Authority, Personal Income Tax, Revenue Bonds,
Series C,
2.052%, due 03/15/30	120,000	111,545
Series C,
2.152%, due 03/15/31	165,000	150,704
		262,249
Texas—0.1%
City of Houston, GO Bonds,
3.961%, due 03/01/47	85,000	72,288
State of Texas, Public Finance Authority, Taxable Refunding, GO Bonds,
Series B,
2.754%, due 10/01/41	50,000	37,463
		109,751
Total municipal bonds (cost—$1,012,191)		849,770

U.S. Treasury obligations—5.9%
U.S. Treasury Bonds
1.375% due 08/15/50	4,550,000	2,198,041
4.375% due 05/15/40	5,750,000	5,545,156
4.750% due 02/15/37	725,000	746,637
U.S. Treasury Notes
3.375% due 05/15/33	750,000	711,855
4.250% due 08/15/35	1,990,000	1,972,588
Total U.S. Treasury obligations (cost—$11,927,891)		11,174,277

	Number of shares
Preferred stocks—2.7%
Capital markets—1.4%
CION Investment Corp.	36,000	908,280
OFS Capital Corp.	21,000	539,070
Trinity Capital, Inc.	50,000	1,269,500
		2,716,850
Mortgage real estate investment—1.3%
Ellington Financial, Inc.
Series C2,4	93,400	2,363,020
Total preferred stocks (cost—$5,010,000)		5,079,870

Short-term investments—3.9%
Investment companies—2.7%
State Street Institutional U.S. Government Money Market Fund, 3.596%[7] (cost—$5,056,073)	5,056,073	5,056,073

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount	Value
Short-term U.S. Treasury obligations—1.2%
U.S. Treasury Bills
3.582% due 07/09/26[7]	$1,050,000	$1,042,747
3.692% due 09/24/26[7]	1,275,000	1,256,352
Total short-term U.S. Treasury obligations (cost—$2,299,502)		2,299,099
Total Short-term investments (cost—$7,355,575)		7,355,172

	Number of shares
Investment of cash collateral from securities loaned—1.3%
Money market funds—1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.626%[7] (cost—$2,399,375)	2,399,375	2,399,375
Total investments—102.8% (cost—$195,424,934)[8]		195,813,047
Liabilities in excess of other assets—(2.8)%		(5,279,086)
Net assets—100.0%		$190,533,961

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Interest rate futures buy contracts:
101	USD	U.S. Long Bond Futures	June 2026	$11,839,314	$11,397,219	$(442,095)
U.S. Treasury futures buy contracts:
23	USD	U.S. Treasury Note 5 Year Futures	June 2026	$2,500,588	$2,480,226	$(20,362)
141	USD	U.S. Treasury Note 10 Year Futures	June 2026	15,919,509	15,593,719	(325,790)
205	USD	U.S. Treasury Note 10 Year Futures	June 2026	23,706,827	23,136,172	(570,655)
115	USD	Ultra U.S. Treasury Bond Futures	June 2026	13,824,564	13,228,594	(595,970)
Total				$67,790,802	$65,835,930	$(1,954,872)
U.S. Treasury futures sell contracts:
30	USD	U.S. Treasury Note 2 Year Futures	June 2026	$(6,218,365)	$(6,213,750)	$4,615
Total				$(6,218,365)	$(6,213,750)	$4,615
Net unrealized appreciation (depreciation)						$(1,950,257)

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$33,221,083	$—	$33,221,083
Corporate bonds	—	86,244,726	—	86,244,726
Loan assignments	—	26,148,184	—	26,148,184
Mortgage-backed securities	—	23,340,590	—	23,340,590
Municipal bonds	—	849,770	—	849,770
U.S. Treasury obligations	—	11,174,277	—	11,174,277
Preferred stocks	5,079,870	—	—	5,079,870
Short-term investments	5,056,073	—	—	5,056,073
Short-term U.S. Treasury obligations	—	2,299,099	—	2,299,099
Investment of cash collateral from securities loaned	2,399,375	—	—	2,399,375
Futures contracts	4,615	—	—	4,615
Total	$12,539,933	$183,277,729	$—	$195,817,662
Liabilities
Futures contracts	$(1,954,872)	$—	$—	$(1,954,872)
Total	$(1,954,872)	$—	$—	$(1,954,872)

For the period ended April 30, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $92,627,028, represented 48.6% of the Portfolio's net assets at period end.
[2]	Floating or variable rate securities. The rates disclosed are as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
[3]	Security purchased on a when–issued basis. When–issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
[4]	Perpetual investment. Date shown reflects the next call date.
[5]	Security, or portion thereof, was on loan at the period end.
[6]	Position is unsettled. Contract rate was not determined at April 30, 2026 and does not take effect until settlement.
[7]	Rate shown reflects yield at April 30, 2026.
[8]	Includes $3,161,441 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,399,375 and non-cash collateral of $826,443.

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—12.5%
Accredited Mortgage Loan Trust,
Series 2004-2, Class A1,
1 mo. USD Term SOFR + 0.404%,
4.059%, due 07/25/34[2]	164,141	$161,704
Adams Outdoor Advertising LP,
Series 2023-1, Class A2,
6.967%, due 07/15/53[3]	980,000	989,680
Aligned Data Centers Issuer LLC,
Series 2022-1A, Class A2,
6.350%, due 10/15/47[3]	3,000,000	3,000,039
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class D,
6.315%, due 05/17/32[3]	98,450	99,763
Series 2024-B, Class E,
6.678%, due 09/15/32[3]	121,430	122,034
Series 2025-A, Class C,
4.844%, due 06/15/33[3]	176,642	177,044
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-4A, Class A,
5.490%, due 06/20/29[3]	2,100,000	2,137,591
Series 2025-3A, Class C,
4.950%, due 02/20/30[3]	100,000	98,419
Bain Capital Credit CLO Ltd.,
Series 2022-2A, Class A1R,
3 mo. USD Term SOFR + 1.150%,
4.814%, due 04/22/35[2,3]	250,000	250,021
Series 2022-3A, Class A1R,
3 mo. USD Term SOFR + 1.160%,
4.840%, due 07/17/35[2,3]	250,000	249,933
BHG Securitization Trust,
Series 2022-C, Class B,
5.930%, due 10/17/35[3]	164,651	164,789
Series 2026-1CON, Class B,
5.300%, due 06/17/36[3]	990,000	987,281

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Blue Stream Issuer LLC,
Series 2024-1A, Class A2,
5.408%, due 11/20/54[3]	104,000	$104,749
Business Jet Securities LLC,
Series 2024-1A, Class B,
6.924%, due 05/15/39[3]	56,013	57,125
Series 2024-1A, Class A,
6.197%, due 05/15/39[3]	65,535	66,510
Series 2024-2A, Class A,
5.364%, due 09/15/39[3]	1,141,065	1,138,616
Capital Automotive REIT,
Series 2024-2A, Class A2,
5.250%, due 05/15/54[3]	1,429,583	1,427,944
CARS-DB7 LP,
Series 2023-1A, Class A2,
6.500%, due 09/15/53[3]	1,151,483	1,155,454
Castlelake Aircraft Structured Trust,
Series 2025-1A, Class B,
6.504%, due 02/15/50[3]	227,186	228,591
Series 2025-2A, Class A,
5.465%, due 08/15/50[3]	237,016	236,855
CHEC Loan Trust,
Series 2004-2, Class M1,
1 mo. USD Term SOFR + 1.074%,
4.729%, due 06/25/34[2]	165,583	174,346
Cloud Capital Holdco LP,
Series 2024-1A, Class A2,
5.781%, due 11/22/49[3]	41,000	41,114
Cogent Ipv4 LLC,
Series 2024-1A, Class A2,
7.924%, due 05/25/54[3]	2,360,000	2,452,186
Compass Datacenters Issuer II LLC,
Series 2024-1A, Class B,
7.000%, due 02/25/49[3]	102,000	103,265
Series 2024-1A, Class A1,
5.250%, due 02/25/49[3]	40,000	40,052

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Series 2024-2A, Class A1,
5.022%, due 08/25/49[3]	77,000	$76,911
Compass Datacenters Issuer III LLC,
Series 2026-1A, Class A23,
5.436%, due 02/25/56[3]	63,000	62,439
Series 2026-1A, Class A22,
5.289%, due 02/25/56[3]	83,000	82,511
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC,
Series 2025-1A, Class A2,
6.000%, due 05/20/55[3]	100,000	101,599
Credit Acceptance Auto Loan Trust,
Series 2026-1A, Class B,
4.960%, due 06/16/36[3,4]	2,190,000	2,183,883
CyrusOne Data Centers Issuer I LLC,
Series 2023-1A, Class A2,
4.300%, due 04/20/48[3]	58,000	56,600
Series 2024-2A, Class A2,
4.500%, due 05/20/49[3]	100,159	97,343
Series 2024-3A, Class A2,
4.650%, due 05/20/49[3]	128,000	121,909
DataBank Issuer LLC,
Series 2023-1A, Class A2,
5.116%, due 02/25/53[3]	1,285,000	1,276,444
Delta Funding Home Equity Loan Trust,
Series 1999-3, Class A1A,
1 mo. USD Term SOFR + 0.934%,
4.589%, due 09/15/29[2]	20,246	19,631
Edgeconnex Data Centers Issuer LLC,
Series 2024-1, Class A2,
6.000%, due 07/27/54[3]	1,053,099	1,050,566

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Exeter Automobile Receivables Trust,
Series 2025-1A, Class D,
5.490%, due 05/15/31	54,000	$54,648
Exeter Select Automobile Receivables Trust,
Series 2025-2, Class C,
4.910%, due 12/15/31	61,000	61,114
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2D,
1 mo. USD Term SOFR + 0.594%,
4.249%, due 10/25/36[2]	881,604	569,740
Flexential Issuer LLC,
Series 2025-1A, Class A2,
6.030%, due 10/25/60[3]	1,180,000	1,173,504
Foundation Finance Trust,
Series 2024-2A, Class D,
6.590%, due 03/15/50[3]	77,277	78,877
GLS Auto Select Receivables Trust,
Series 2024-4A, Class D,
5.280%, due 10/15/31[3]	34,000	34,016
Series 2024-4A, Class C,
4.750%, due 11/15/30[3]	33,000	32,889
Series 2025-1A, Class C,
5.260%, due 03/15/31[3]	38,000	38,246
Golub Capital Partners CLO 50B-R Ltd.,
Series 2020-50A, Class A1R2,
3 mo. USD Term SOFR + 1.110%,
4.785%, due 04/20/35[2,3]	250,000	249,777
GreenSky Home Improvement Issuer Trust,
Series 2025-1A, Class C,
5.690%, due 03/25/60[3]	95,985	96,381
Series 2025-2A, Class D,
5.560%, due 06/25/60[3]	100,000	99,520

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
GSAMP Trust,
Series 2006-HE4, Class A1,
1 mo. USD Term SOFR + 0.394%,
4.049%, due 06/25/36[2]	198,883	$196,657
Hilton Grand Vacations Trust,
Series 2022-1D, Class D,
6.790%, due 06/20/34[3]	23,345	23,355
Series 2022-2A, Class B,
4.740%, due 01/25/37[3]	27,679	27,540
Series 2024-1B, Class C,
6.620%, due 09/15/39[3]	18,903	19,347
Series 2024-1B, Class B,
5.990%, due 09/15/39[3]	8,101	8,236
Series 2024-2A, Class C,
5.990%, due 03/25/38[3]	65,464	66,738
Series 2025-2A, Class C,
5.120%, due 05/25/44[3]	69,193	68,712
Huntington Bank Auto Credit-Linked Notes,
Series 2024-1, Class B1,
6.153%, due 05/20/32[3]	91,519	92,735
Island Finance Trust,
Series 2025-1A, Class A,
6.540%, due 03/19/35[3]	100,000	100,690
JP Morgan Mortgage Trust,
Series 2023-HE3, Class M1,
30 day USD SOFR Average + 2.100%,
5.740%, due 05/20/54[2,3]	75,909	76,296
Series 2024-HE1, Class M2,
30 day USD SOFR Average + 2.400%,
6.040%, due 08/25/54[2,3]	30,906	31,102

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Series 2024-HE1, Class M1,
30 day USD SOFR Average + 2.000%,
5.640%, due 08/25/54[2,3]	40,350	$40,587
KREF Ltd.,
Series 2022-FL3, Class A,
1 mo. USD Term SOFR + 1.450%,
5.107%, due 02/17/39[2,3]	243,131	243,294
Lendmark Funding Trust,
Series 2024-2A, Class A,
4.470%, due 02/21/34[3]	1,640,000	1,635,717
Lightpath Fiber Issuer LLC,
Series 2026-1A, Class B,
5.890%, due 03/25/56[3]	61,000	60,778
Series 2026-1A, Class A2,
5.597%, due 03/25/56[3]	98,000	98,235
LoanCore Issuer Ltd.,
Series 2021-CRE6, Class A,
1 mo. USD Term SOFR + 1.414%,
5.069%, due 11/15/38[2,3]	32,914	32,914
Lyra Music Assets Delaware LP,
Series 2025-1A, Class A2,
5.604%, due 09/20/65[3]	179,676	180,601
Marble Point CLO XXII Ltd.,
Series 2021-2A, Class AR,
3 mo. USD Term SOFR + 1.220%,
4.887%, due 07/25/34[2,3]	250,000	249,999
MetroNet Infrastructure Issuer LLC,
Series 2025-2A, Class C,
7.830%, due 08/20/55[3]	105,000	107,298
Series 2025-2A, Class A2,
5.400%, due 08/20/55[3]	174,000	175,378

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
MF1 Ltd.,
Series 2022-FL8, Class A,
1 mo. USD Term SOFR + 1.350%,
5.007%, due 02/19/37[2,3]	224,918	$225,091
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE1, Class M2,
1 mo. USD Term SOFR + 0.819%,
4.474%, due 12/25/34[2]	107,779	107,759
MTP ABS Funding LLC,
Series 2026-1A, Class B,
5.882%, due 04/25/56[3,4]	56,000	56,000
Series 2026-1A, Class A2,
5.198%, due 04/25/56[3,4]	126,000	126,000
MVW LLC,
Series 2022-1A, Class B,
4.400%, due 11/21/39[3]	50,854	50,311
Series 2023-2A, Class C,
7.060%, due 11/20/40[3]	43,107	44,118
Series 2024-2A, Class C,
4.920%, due 03/20/42[3]	59,566	58,630
Series 2026-1A, Class C,
5.360%, due 03/20/43[3]	100,000	99,847
Navient Private Education Refi Loan Trust,
Series 2021-EA, Class A,
0.970%, due 12/16/69[3]	53,708	48,005
New Economy Assets - Phase 1 Sponsor LLC,
Series 2021-1, Class A1,
1.910%, due 10/20/61[3]	1,500,000	1,260,000
NRM FNT1 Excess LLC,
Series 2024-FNT1, Class A,
7.398%, due 11/25/31[2,3]	94,346	94,546

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
OBX Trust,
Series 2025-HE1, Class M1,
30 day USD SOFR Average + 1.900%,
5.545%, due 02/25/55[2,3]	100,000	$100,565
Series 2025-HE1, Class A1,
30 day USD SOFR Average + 1.600%,
5.245%, due 02/25/55[2,3]	88,626	88,999
OnDeck Asset Securitization Trust IV LLC,
Series 2024-1A, Class A,
6.270%, due 06/17/31[3]	1,410,000	1,419,902
OneMain Financial Issuance Trust,
Series 2022-3A, Class A,
5.940%, due 05/15/34[3]	146,226	146,375
Oxford Finance Funding Trust,
Series 2023-1A, Class B,
7.879%, due 02/15/31[3]	1,907,349	1,933,904
Palmer Square Loan Funding Ltd.,
Series 2026-1A, Class A1,
3 mo. USD Term SOFR + 1.000%,
0.000%, due 07/15/34[2,3,4]	1,530,000	1,530,034
PEAC Solutions Receivables LLC,
Series 2025-1A, Class A2,
4.940%, due 10/20/28[3]	75,831	76,169
Post CLO Ltd.,
Series 2022-1A, Class AR,
3 mo. USD Term SOFR + 1.100%,
4.775%, due 04/20/35[2,3]	250,000	249,874
QTS Issuer ABS II LLC,

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Series 2025-1A, Class A2,
5.044%, due 10/05/55[3]	25,038	$24,555
Series 2026-1A, Class A2,
5.364%, due 01/05/56[3]	710,000	699,134
Series 2026-4A, Class B,
6.727%, due 03/05/56[3]	76,000	76,018
Series 2026-4A, Class A2,
5.704%, due 03/05/56[3]	80,000	80,042
Series 2026-5A, Class A2,
6.178%, due 03/06/56[3]	35,000	35,240
RCKT Mortgage Trust,
Series 2025-CES10, Class A2,
5.163%, due 11/25/55[2,3]	150,000	148,916
Regional Management Issuance Trust,
Series 2025-2, Class A,
4.590%, due 11/16/37[3]	1,190,000	1,181,131
Republic Finance Issuance Trust,
Series 2024-A, Class A,
5.910%, due 08/20/32[3]	1,920,000	1,927,998
Retained Vantage Data Centers Issuer LLC,
Series 2023-1A, Class A2A,
5.000%, due 09/15/48[3]	1,790,000	1,781,289
Rockford Tower CLO Ltd.,
Series 2022-1A, Class A1R,
3 mo. USD Term SOFR + 1.200%,
4.875%, due 07/20/35[2,3]	250,000	250,075
Santander Drive Auto Receivables Trust,
Series 2022-7, Class C,
6.690%, due 03/17/31	2,616,036	2,656,358
Saxon Asset Securities Trust,
Series 2004-1, Class M1,
1 mo. USD Term SOFR + 0.909%,
2.704%, due 03/25/35[2]	19,551	16,357

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Series 2006-1, Class M1,
1 mo. USD Term SOFR + 0.579%,
4.234%, due 03/25/36[2]	405,277	$406,015
SCCU Auto Receivables Trust,
Series 2025-1A, Class C,
5.080%, due 02/17/32[3]	29,000	28,918
Sierra Timeshare Receivables Funding LLC,
Series 2022-2A, Class B,
5.040%, due 06/20/40[3]	40,825	40,853
Series 2023-2A, Class C,
7.300%, due 04/20/40[3]	33,211	34,198
Series 2023-3A, Class C,
7.120%, due 09/20/40[3]	36,003	36,989
Series 2024-1A, Class C,
5.940%, due 01/20/43[3]	35,029	35,325
Series 2024-2A, Class C,
5.830%, due 06/20/41[3]	42,571	42,872
Series 2024-3A, Class C,
5.320%, due 08/20/41[3]	86,383	86,033
Series 2025-2A, Class C,
5.320%, due 04/20/44[3]	61,958	61,740
Series 2025-2A, Class B,
4.930%, due 04/20/44[3]	61,958	61,796
SoFi Professional Loan Program LLC,
Series 2019-C, Class BFX,
3.050%, due 11/16/48[3]	158,000	143,091
Sotheby's Artfi Master Trust,
Series 2026-1A, Class B,
4.900%, due 06/20/33[3]	100,000	99,671
Stack Infrastructure Issuer LLC,
Series 2025-1A, Class A2,
5.000%, due 05/25/50[3]	73,000	70,752

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Series 2026-1A, Class A2,
5.000%, due 03/27/56[3]	1,340,000	$1,293,580
Store Master Funding I-VII XIV XIX XX,
Series 2021-1A, Class A1,
2.120%, due 06/20/51[3]	1,336,892	1,256,136
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2001-SB1, Class A2,
3.375%, due 08/25/31	1,628	1,623
Summit Issuer LLC,
Series 2025-1A, Class A2,
5.208%, due 11/20/55[3]	168,000	168,098
Symphony CLO XXXII Ltd.,
Series 2022-32A, Class AR,
3 mo. USD Term SOFR + 1.150%,
4.816%, due 10/23/35[2,3]	300,000	299,761
THL Credit Wind River CLO Ltd.,
Series 2017-3A, Class AR2,
3 mo. USD Term SOFR + 1.200%,
4.873%, due 04/15/35[2,3]	250,000	250,093
Towd Point Mortgage Trust,
Series 2024-CES1, Class A1B,
6.049%, due 01/25/64[2,3]	49,656	49,790
Trafigura Securitisation Finance PLC,
Series 2024-1A, Class B,
7.290%, due 11/15/27[3]	200,000	200,009
U.S. Bank NA,
Series 2023-1, Class B,
6.789%, due 08/25/32[3]	34,633	34,903

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
U.S. Small Business Administration,
Series 2007-20D, Class 1,
5.320%, due 04/01/27	26,462	$26,559
Uniti Fiber ABS Issuer LLC,
Series 2025-1A, Class B,
6.369%, due 04/20/55[3]	115,000	116,725
Vantage Data Centers Issuer LLC,
Series 2025-2A, Class A2,
5.239%, due 11/15/55[3]	25,000	24,475
Vantage Data Centers LLC,
Series 2025-1A, Class A2,
5.132%, due 08/15/55[3]	395,000	383,357
VB-S1 Issuer LLC,
Series 2026-1A, Class D,
5.193%, due 03/15/56[3]	70,000	69,285
Volofin Finance DAC,
Series 2024-1A, Class A,
5.935%, due 06/15/37[3]	105,151	106,376
Westlake Automobile Receivables Trust,
Series 2025-2A, Class D,
5.080%, due 05/15/31[3]	127,000	127,294
Willis Engine Structured Trust VII,
Series 2023-A, Class A,
8.000%, due 10/15/48[3]	189,024	192,378
Wireless PropCo Funding LLC,
Series 2025-1A, Class B,
4.300%, due 06/25/55[3]	100,000	94,629
Zayo Issuer LLC,
Series 2025-1A, Class A2,
5.648%, due 03/20/55[3]	1,010,000	1,018,908
Total asset-backed securities (cost—$49,547,679)		50,275,336

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Commercial paper—0.1%
Commercial services—0.1%
S&P Global, Inc.
4.050%, due 05/04/26[3] (cost—$249,916)	250,000	$249,916

Corporate bonds—47.6%
Advertising—0.1%
Clear Channel Outdoor Holdings, Inc.
7.500%, due 03/15/33[3]	65,000	68,281
Neptune Bidco U.S., Inc.
9.500%, due 02/15/33[3]	45,000	45,035
Omnicom Group, Inc.
4.200%, due 03/02/29	100,000	98,889
WPP LLC
6.500%, due 03/30/36	80,000	78,534
		290,739
Aerospace & defense—0.4%
AAR Escrow Issuer LLC
6.750%, due 03/15/29[3]	75,000	77,262
Boeing Co.
2.700%, due 02/01/27	100,000	98,832
3.450%, due 11/01/28	200,000	195,059
5.805%, due 05/01/50	130,000	126,679
Bombardier, Inc.
6.750%, due 06/15/33[3]	120,000	125,124
Goat Holdco LLC
6.750%, due 02/01/32[3]	102,000	104,525
Honeywell Aerospace, Inc.
4.950%, due 03/16/363	110,000	108,752
5.732%, due 03/16/563	105,000	103,272
Rolls-Royce PLC
5.750%, due 10/15/27[3]	200,000	202,703
RTX Corp.
5.750%, due 11/08/26	100,000	100,723
TransDigm, Inc.
6.625%, due 03/01/32[3]	35,000	35,969
6.875%, due 12/15/30[3]	385,000	396,783
7.125%, due 12/01/31[3]	10,000	10,363
		1,686,046
Agriculture—0.2%
BAT Capital Corp.
6.343%, due 08/02/30	200,000	213,217
Imperial Brands Finance PLC
3.500%, due 07/26/26[3]	200,000	199,569
5.875%, due 07/01/34[3]	200,000	206,341
		619,127

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Airlines—0.2%
American Airlines Pass-Through Trust
Series AA, Class AA,
3.200%, due 06/15/28		175,350	$170,791
Series 2015-2, Class AA,
3.600%, due 09/22/27		157,864	155,985
Series A,
5.250%, due 11/10/38[4]		100,000	99,823
JetBlue Pass-Through Trust
Series 2019, Class A,
2.950%, due 05/15/28		215,869	202,183
Spirit Airlines Pass-Through Trust
Series A,
4.100%, due 04/01/28		44,252	42,769
United Airlines Holdings, Inc.
4.875%, due 03/01/29		45,000	44,328
5.375%, due 03/01/31		55,000	54,209
			770,088
Apparel—0.2%
Birkenstock Financing SARL
5.250%, due 04/30/29[5]	EUR	100,000	117,690
VF Corp.
0.625%, due 02/25/32		100,000	93,821
2.950%, due 04/23/30		20,000	18,146
William Carter Co.
7.375%, due 02/15/31[3]		600,000	616,776
			846,433
Auto manufacturers—1.0%
American Honda Finance Corp.
1 day USD SOFR + 0.730%,
4.395%, due 08/13/27[2]		100,000	100,048
BMW U.S. Capital LLC
5.050%, due 03/21/30[3]		200,000	202,709
Daimler Truck Finance North America LLC
2.000%, due 12/14/26[3]		200,000	197,194
Ford Motor Credit Co. LLC
4.970%, due 04/06/29		200,000	198,311
5.800%, due 03/05/27		200,000	201,405

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Auto manufacturers—(continued)
Hyundai Capital America
4.250%, due 09/18/28[3]		855,000	$847,575
5.000%, due 04/07/31[3]		330,000	330,873
5.150%, due 03/27/30[3]		100,000	101,090
5.250%, due 01/08/27[3]		200,000	201,159
5.950%, due 09/21/26[3]		100,000	100,603
Mercedes-Benz Finance North America LLC
4.750%, due 03/31/28[3]		200,000	201,179
Nissan Motor Acceptance Co. LLC
2.750%, due 03/09/28[3]		200,000	189,654
6.125%, due 09/30/30[3]		65,000	64,017
Nissan Motor Co. Ltd.
4.810%, due 09/17/30[3]		200,000	186,784
Stellantis Finance U.S., Inc.
6.450%, due 03/18/35[3,6]		200,000	199,717
Volkswagen Bank GmbH
2.500%, due 07/31/26[5]	EUR	500,000	586,596
			3,908,914
Auto parts & equipment—0.2%
Clarios Global LP/Clarios U.S. Finance Co.
6.750%, due 02/15/30[3]		45,000	46,494
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.125%, due 04/15/31[3]		30,000	30,207
6.375%, due 04/15/34[3]		51,000	50,935
Forvia SE
5.375%, due 03/15/31[5,6]	EUR	100,000	119,057
6.750%, due 09/15/33[3]		82,000	82,233
Schaeffler AG
4.500%, due 03/28/30[5]	EUR	100,000	117,666
Valeo SE
5.125%, due 05/20/31[5]		100,000	119,808
ZF Europe Finance BV
3.000%, due 10/23/29[5]		100,000	109,876
ZF North America Capital, Inc.
6.750%, due 04/23/30[3]		40,000	39,736
6.875%, due 04/23/32[3]		74,000	72,414
			788,426
Banks—11.7%
ABN AMRO Bank NV
(fixed, converts to FRN on 12/03/34),
5.515%, due 12/03/35[2,3]		200,000	202,677

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
ASB Bank Ltd.
(fixed, converts to FRN on 06/17/27),
5.284%, due 06/17/32[2,3]	1,700,000	$1,707,943
5.398%, due 11/29/27[3]	1,680,000	1,709,297
Banco Bilbao Vizcaya Argentaria SA
4.150%, due 03/03/29	200,000	197,673
(fixed, converts to FRN on 01/14/32),
7.750%, due 01/14/32[2,7]	200,000	211,682
Banco Mercantil del Norte SA
(fixed, converts to FRN on 05/20/35),
8.750%, due 05/20/35[2,3,7]	15,000	16,215
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.621%, due 12/10/29[3]	10,000	10,270
Banco Santander SA
4.379%, due 04/12/28	200,000	199,455
4.600%, due 04/15/29	200,000	199,544
(fixed, converts to FRN on 05/12/27),
4.750%, due 11/12/26[2,7]	200,000	199,078
Bangkok Bank PCL
5.650%, due 07/05/34[3,6]	25,000	25,739

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Bank of America Corp.
(fixed, converts to FRN on 04/29/30),
2.592%, due 04/29/31[2]	200,000	$184,989
(fixed, converts to FRN on 04/24/27),
3.705%, due 04/24/28[2]	100,000	99,327
(fixed, converts to FRN on 01/20/27),
3.824%, due 01/20/28[2]	200,000	199,228
Series RR,
(fixed, converts to FRN on 01/27/27),
4.375%, due 01/27/27[2,7]	1,455,000	1,441,641
(fixed, converts to FRN on 04/27/27),
4.376%, due 04/27/28[2]	250,000	249,921
(fixed, converts to FRN on 05/09/35),
5.464%, due 05/09/36[2]	85,000	86,773
(fixed, converts to FRN on 04/23/36),
5.489%, due 04/23/37[2]	135,000	134,222
(fixed, converts to FRN on 10/25/34),
5.518%, due 10/25/35[2]	45,000	45,334
(fixed, converts to FRN on 09/15/28),
5.819%, due 09/15/29[2]	200,000	205,790
Series OO,
(fixed, converts to FRN on 05/01/30),
6.625%, due 05/01/30[2,7]	160,000	165,018
Bank of New York Mellon Corp.
(fixed, converts to FRN on 02/07/27),
3.442%, due 02/07/28[2]	1,760,000	1,749,731
Series I,
(fixed, converts to FRN on 12/20/26),
3.750%, due 12/20/26[2,7]	170,000	167,990
(fixed, converts to FRN on 03/14/29),
4.975%, due 03/14/30[2]	200,000	202,958
Bank of New Zealand
4.846%, due 02/07/28[3]	1,390,000	1,402,846

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Barclays PLC
(fixed, converts to FRN on 05/16/28),
4.972%, due 05/16/29[2]	200,000	$201,243
(fixed, converts to FRN on 11/02/32),
7.437%, due 11/02/33[2]	400,000	447,648
(fixed, converts to FRN on 09/15/29),
8.000%, due 03/15/29[2,7]	200,000	209,909
BNP Paribas SA
(fixed, converts to FRN on 02/25/31),
4.625%, due 02/25/31[2,3,7]	215,000	198,030
(fixed, converts to FRN on 05/09/30),
5.085%, due 05/09/31[2,3]	755,000	761,959
(fixed, converts to FRN on 05/20/29),
5.497%, due 05/20/30[2,3]	200,000	204,716
BPCE SA
(fixed, converts to FRN on 10/19/28),
6.714%, due 10/19/29[2,3,6]	250,000	261,596
CaixaBank SA
(fixed, converts to FRN on 03/15/29),
5.673%, due 03/15/30[2,3]	200,000	205,123
Citigroup, Inc.
(fixed, converts to FRN on 09/11/30),
4.503%, due 09/11/31[2]	50,000	49,440
(fixed, converts to FRN on 01/24/35),
6.020%, due 01/24/36[2]	35,000	35,931
Series HH,
(fixed, converts to FRN on 02/15/31),
6.625%, due 02/15/31[2,7]	45,000	45,552

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Citizens Financial Group, Inc.
Series B,
3 mo. USD Term SOFR + 3.265%,
6.939%, due 07/06/26[2,7]	60,000	$59,857
Series C,
3 mo. USD Term SOFR + 3.419%,
7.097%, due 07/06/26[2,7]	80,000	79,955
Danske Bank AS
(fixed, converts to FRN on 03/01/29),
5.705%, due 03/01/30[2,3]	200,000	205,530
Deutsche Bank AG
(fixed, converts to FRN on 02/08/27),
5.706%, due 02/08/28[2]	200,000	201,676
(fixed, converts to FRN on 11/20/28),
6.819%, due 11/20/29[2]	200,000	209,891
Fifth Third Bancorp
Series H,
3 mo. USD Term SOFR + 3.295%,
6.994%, due 05/30/26[2,7]	115,000	114,695
Fifth Third Bank NA
(fixed, converts to FRN on 08/25/32),
5.332%, due 08/25/33[2]	1,690,000	1,697,125
Goldman Sachs Bank USA
1 day USD SOFR + 0.750%,
4.411%, due 05/21/27[2]	250,000	250,055

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Banks—(continued)
Goldman Sachs Group, Inc.
(fixed, converts to FRN on 10/21/26),
1.948%, due 10/21/27[2]		100,000	$98,843
Series MPLE,
(fixed, converts to FRN on 02/28/28),
2.013%, due 02/28/29[2]	CAD	200,000	143,094
Series U,
(fixed, converts to FRN on 08/10/26),
3.650%, due 08/10/26[2,6,7]		45,000	44,859
Series T,
(fixed, converts to FRN on 05/10/26),
3.800%, due 05/10/26[2,7]		20,000	19,991
Series V,
(fixed, converts to FRN on 11/10/26),
4.125%, due 11/10/26[2,7]		50,000	49,498
(fixed, converts to FRN on 10/21/30),
4.369%, due 10/21/31[2]		85,000	83,385
(fixed, converts to FRN on 10/21/35),
4.939%, due 10/21/36[2]		105,000	101,853
(fixed, converts to FRN on 02/02/36),
5.387%, due 02/02/41[2]		80,000	77,869
3 mo. USD Term SOFR + 2.012%,
5.682%, due 10/28/27[2]		200,000	201,380
Series Y,
(fixed, converts to FRN on 11/10/34),
6.125%, due 11/10/34[2,6,7]		70,000	70,523
(fixed, converts to FRN on 10/24/28),
6.484%, due 10/24/29[2]		115,000	120,061
6.750%, due 10/01/37		35,000	38,011
Series X,
(fixed, converts to FRN on 05/10/29),
7.500%, due 05/10/29[2,7]		130,000	135,861
Grupo Aval Ltd.
4.375%, due 02/04/30[3]		70,000	66,010

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
HSBC Holdings PLC
(fixed, converts to FRN on 06/04/30),
2.848%, due 06/04/31[2]	2,000,000	$1,852,452
(fixed, converts to FRN on 08/11/32),
5.402%, due 08/11/33[2]	200,000	203,343
(fixed, converts to FRN on 03/09/33),
6.254%, due 03/09/34[2]	600,000	636,457
(fixed, converts to FRN on 11/03/27),
7.390%, due 11/03/28[2]	1,205,000	1,253,833
Huntington Bancshares, Inc.
(fixed, converts to FRN on 08/04/27),
4.443%, due 08/04/28[2]	830,000	829,017
Series G,
(fixed, converts to FRN on 10/15/27),
4.450%, due 10/15/27[2,7]	50,000	49,211
ING Groep NV
(fixed, converts to FRN on 11/16/27),
3.875%, due 05/16/27[2,6,7]	227,000	221,803
Series NC10,
(fixed, converts to FRN on 11/16/31),
4.250%, due 05/16/31[2,7]	200,000	179,499
(fixed, converts to FRN on 03/25/30),
5.066%, due 03/25/31[2]	200,000	202,115
1 day USD SOFR Index + 1.560%,
5.213%, due 09/11/27[2]	200,000	200,714
(fixed, converts to FRN on 03/19/29),
5.335%, due 03/19/30[2]	200,000	204,059
Intesa Sanpaolo SpA
Series XR,
4.000%, due 09/23/29[3]	200,000	195,677

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
JPMorgan Chase & Co.
(fixed, converts to FRN on 09/22/26),
1.470%, due 09/22/27[2]	200,000	$197,803
(fixed, converts to FRN on 02/24/27),
2.947%, due 02/24/28[2]	200,000	197,648
(fixed, converts to FRN on 01/23/28),
3.509%, due 01/23/29[2]	200,000	197,049
(fixed, converts to FRN on 10/22/35),
4.810%, due 10/22/36[2]	95,000	92,284
(fixed, converts to FRN on 04/23/36),
5.148%, due 04/23/37[2]	95,000	94,432
(fixed, converts to FRN on 07/24/28),
5.299%, due 07/24/29[2]	200,000	203,333
(fixed, converts to FRN on 07/23/35),
5.576%, due 07/23/36[2]	30,000	30,434
(fixed, converts to FRN on 10/22/26),
6.070%, due 10/22/27[2]	200,000	201,664
Series PP,
(fixed, converts to FRN on 07/01/31),
6.100%, due 07/01/31[4,7]	35,000	35,350
Series CC,
3 mo. USD Term SOFR + 2.842%,
6.505%, due 08/01/26[2,6,7]	45,000	45,175
Series NN,
(fixed, converts to FRN on 06/01/29),
6.875%, due 06/01/29[2,6,7]	45,000	46,878
Keybank National Association
Series BKNT,
5.850%, due 11/15/27	1,435,000	1,462,448
Lloyds Bank PLC
7.500%, due 04/02/32[2,5]	800,000	596,615

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Banks—(continued)
Lloyds Banking Group PLC
(fixed, converts to FRN on 03/18/27),
3.750%, due 03/18/28[2]		1,785,000	$1,774,561
(fixed, converts to FRN on 11/15/32),
7.953%, due 11/15/33[2]		810,000	923,966
(fixed, converts to FRN on 03/27/30),
8.000%, due 09/27/29[2,6,7]		200,000	213,289
M&T Bank Corp.
Series I,
(fixed, converts to FRN on 09/01/26),
3.500%, due 09/01/26[2,6,7]		190,000	187,245
Mizuho Financial Group, Inc.
(fixed, converts to FRN on 05/22/29),
3.261%, due 05/22/30[2]		200,000	192,709
(fixed, converts to FRN on 07/10/29),
5.382%, due 07/10/30[2]		200,000	204,275
Morgan Stanley
(fixed, converts to FRN on 03/21/29),
3.790%, due 03/21/30[2]	EUR	100,000	118,563
Series I,
(fixed, converts to FRN on 10/22/35),
4.892%, due 10/22/36[2]		95,000	92,177
(fixed, converts to FRN on 02/01/28),
5.123%, due 02/01/29[2]		200,000	202,051
(fixed, converts to FRN on 04/10/36),
5.296%, due 04/10/37[2]		95,000	94,430
(fixed, converts to FRN on 07/19/34),
5.320%, due 07/19/35[2]		85,000	85,677
(fixed, converts to FRN on 07/20/28),
5.449%, due 07/20/29[2]		200,000	203,675
(fixed, converts to FRN on 01/18/34),
5.466%, due 01/18/35[2]		45,000	45,853
(fixed, converts to FRN on 10/18/32),
6.342%, due 10/18/33[2]		200,000	214,353

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Morgan Stanley Bank NA
1 day USD SOFR + 1.080%,
4.731%, due 01/14/28[2]	250,000	$250,846
(fixed, converts to FRN on 05/26/27),
5.504%, due 05/26/28[2]	250,000	252,798
NatWest Group PLC
(fixed, converts to FRN on 05/22/27),
3.073%, due 05/22/28[2]	200,000	197,142
(fixed, converts to FRN on 12/28/31),
4.600%, due 06/28/31[2,7]	200,000	183,138
1 day USD SOFR + 1.300%,
4.965%, due 11/15/28[2]	1,220,000	1,230,434
(fixed, converts to FRN on 03/02/33),
6.016%, due 03/02/34[2]	200,000	210,242
PNC Financial Services Group, Inc.
Series T,
(fixed, converts to FRN on 09/15/26),
3.400%, due 09/15/26[2,7]	1,149,000	1,134,781
(fixed, converts to FRN on 05/13/30),
4.899%, due 05/13/31[2]	20,000	20,155
Series S,
(fixed, converts to FRN on 11/01/26),
5.000%, due 11/01/26[2,7]	22,000	21,939
(fixed, converts to FRN on 07/21/35),
5.373%, due 07/21/36[2]	40,000	40,195
(fixed, converts to FRN on 01/25/36),
5.423%, due 01/25/41[2]	200,000	196,143
Series W,
(fixed, converts to FRN on 03/15/30),
6.250%, due 03/15/30[2,7]	110,000	111,782
Royal Bank of Canada
(fixed, converts to FRN on 08/06/28),
4.498%, due 08/06/29[2]	200,000	200,166

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Banks—(continued)
Santander Holdings USA, Inc.
(fixed, converts to FRN on 01/06/27),
2.490%, due 01/06/28[2,6]		1,200,000	$1,182,855
(fixed, converts to FRN on 03/09/28),
6.499%, due 03/09/29[2]		970,000	1,000,214
Santander U.K. Group Holdings PLC
(fixed, converts to FRN on 01/10/28),
6.534%, due 01/10/29[2]		100,000	103,141
Skandinaviska Enskilda Banken AB
5.375%, due 03/05/29[3]		885,000	906,157
Societe Generale SA
(fixed, converts to FRN on 01/10/33),
6.691%, due 01/10/34[2,3]		300,000	321,517
Standard Chartered Bank
4.853%, due 12/03/27		250,000	252,403
Standard Chartered PLC
(fixed, converts to FRN on 07/06/26),
6.187%, due 07/06/27[2,3]		100,000	100,188
State Street Corp.
(fixed, converts to FRN on 11/04/27),
5.820%, due 11/04/28[2]		740,000	756,140
Sumitomo Mitsui Financial Group, Inc.
1.902%, due 09/17/28		200,000	188,450
5.316%, due 07/09/29		200,000	204,355
Toronto-Dominion Bank
4.109%, due 10/13/28		100,000	99,352
4.210%, due 06/01/27	CAD	100,000	74,375
Truist Financial Corp.
(fixed, converts to FRN on 06/06/27),
4.123%, due 06/06/28[2]		1,720,000	1,713,735
Series Q,
(fixed, converts to FRN on 09/01/30),
5.100%, due 03/01/30[2,7]		125,000	125,824
(fixed, converts to FRN on 01/26/33),
5.122%, due 01/26/34[2]		200,000	199,896

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
U.S. Bancorp
Series N,
(fixed, converts to FRN on 01/15/27),
3.700%, due 01/15/27[2,6,7]	470,000	$462,580
(fixed, converts to FRN on 02/01/33),
4.839%, due 02/01/34[2]	200,000	197,808
(fixed, converts to FRN on 07/22/32),
4.967%, due 07/22/33[2]	30,000	29,845
(fixed, converts to FRN on 05/15/30),
5.083%, due 05/15/31[2]	35,000	35,539
(fixed, converts to FRN on 02/12/35),
5.424%, due 02/12/36[2]	80,000	81,520

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Wells Fargo & Co.
(fixed, converts to FRN on 10/30/29),
2.879%, due 10/30/30[2]	200,000	$188,802
(fixed, converts to FRN on 06/17/26),
3.196%, due 06/17/27[2]	200,000	199,726
(fixed, converts to FRN on 03/02/32),
3.350%, due 03/02/33[2]	1,915,000	1,763,015
(fixed, converts to FRN on 09/15/35),
4.892%, due 09/15/36[2]	120,000	116,900
(fixed, converts to FRN on 04/23/30),
5.150%, due 04/23/31[2]	80,000	81,378
(fixed, converts to FRN on 07/25/33),
5.557%, due 07/25/34[2]	235,000	241,441
(fixed, converts to FRN on 07/25/28),
5.574%, due 07/25/29[2]	200,000	204,406
Series GG,
(fixed, converts to FRN on 06/15/31),
6.125%, due 06/15/31[2,7]	115,000	115,399
(fixed, converts to FRN on 09/15/29),
6.850%, due 09/15/29[2,7]	50,000	52,010
Wells Fargo Bank NA
5.450%, due 08/07/26	100,000	100,269
		46,837,628
Beverages—0.1%
Constellation Brands, Inc.
4.800%, due 01/15/29	100,000	100,628
Maple Parent Holdings Corp.
4.750%, due 03/26/29[3]	100,000	99,980
		200,608

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Biotechnology—0.1%
Amgen, Inc.
5.750%, due 03/02/63	100,000	$95,576
BioMarin Pharmaceutical, Inc.
5.500%, due 02/15/34[3]	15,000	14,895
Regeneron Pharmaceuticals, Inc.
1.750%, due 09/15/30	300,000	266,662
Royalty Pharma PLC
4.450%, due 03/25/31	100,000	98,820
		475,953
Building Materials—0.1%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.625%, due 12/15/30[3]	245,000	250,826
JH North America Holdings, Inc.
6.125%, due 07/31/32[3]	40,000	40,085
Quikrete Holdings, Inc.
6.750%, due 03/01/33[3]	105,000	106,477
Standard Building Solutions, Inc.
6.250%, due 08/01/33[3]	25,000	24,984
Standard Industries, Inc.
4.375%, due 07/15/30[3]	55,000	52,512
		474,884
Chemicals—0.4%
Celanese U.S. Holdings LLC
7.000%, due 02/15/31	5,000	5,202
Steps to 7.550% on 05/15/26,
7.050%, due 11/15/30	50,000	53,671
Steps to 7.700% on 05/15/26,
7.200%, due 11/15/33	10,000	10,812
7.375%, due 02/15/34[6]	10,000	10,470
7.379%, due 07/15/32	10,000	10,598

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Chemicals—(continued)
FMC Corp.
3.450%, due 10/01/29	5,000	$4,525
6.375%, due 05/18/53[6]	5,000	3,772
(fixed, converts to FRN on 11/01/30),
8.450%, due 11/01/55[2]	5,000	3,314
HB Fuller Co.
4.000%, due 02/15/27	10,000	9,911
International Flavors & Fragrances, Inc.
2.300%, due 11/01/30[3]	99,000	88,559
Olin Corp.
6.625%, due 04/01/33[3]	1,115,000	1,104,571
Olympus Water U.S. Holding Corp.
4.250%, due 10/01/28[3]	65,000	63,221
6.750%, due 08/01/32[3]	22,000	21,324
7.250%, due 06/15/31[3]	20,000	20,118
7.250%, due 02/15/33[3]	9,000	8,797
SCIH Salt Holdings, Inc.
4.875%, due 05/01/28[3]	15,000	14,853
Sociedad Quimica y Minera de Chile SA
5.500%, due 09/10/34[3]	20,000	20,140
6.500%, due 11/07/33[3]	10,000	10,773
Westlake Corp.
5.550%, due 11/15/35[6]	35,000	35,011
6.375%, due 11/15/55	45,000	44,493
WR Grace Holdings LLC
6.625%, due 08/15/32[3]	62,000	61,540
7.000%, due 08/01/33[3]	84,000	83,440
7.375%, due 03/01/31[3]	10,000	10,104
		1,699,219

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Commercial services—0.7%
Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000%, due 05/21/30[3]		45,000	$46,485
Allied Universal Holdco LLC
7.875%, due 02/15/31[3]		10,000	10,489
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.250%, due 01/15/30[3,6]		805,000	826,542
Block, Inc.
6.500%, due 05/15/32		200,000	203,811
Duke University
Series 2020,
2.682%, due 10/01/44		300,000	220,699
Emory University
Series 2020,
2.143%, due 09/01/30		200,000	182,238
Equifax, Inc.
4.800%, due 09/15/29		200,000	200,904
EquipmentShare.com, Inc.
8.000%, due 03/15/33[3]		88,000	92,285
8.625%, due 05/15/32[3]		20,000	21,211
Garda World Security Corp.
6.500%, due 01/15/31[3]		15,000	15,324
Global Payments, Inc.
4.500%, due 11/15/28		200,000	198,430
Herc Holdings, Inc.
5.750%, due 03/15/31[3]		5,000	5,012
6.000%, due 03/15/34[3]		14,000	13,881
7.000%, due 06/15/30[3]		70,000	72,826
7.250%, due 06/15/33[3]		100,000	104,723
Quanta Services, Inc.
4.300%, due 08/09/28		200,000	199,749
Verisure Midholding AB
5.250%, due 02/15/29[5]	EUR	100,000	117,496
Veritiv Operating Co.
10.500%, due 11/30/30[3]		40,000	42,151
Wand NewCo 3, Inc.
7.625%, due 01/30/32[3]		98,000	102,021
Williams Scotsman, Inc.
7.375%, due 10/01/31[3]		55,000	57,281
			2,733,558

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Computers—0.1%
Amentum Holdings, Inc.
7.250%, due 08/01/32[3]	65,000	$67,282
CACI International, Inc.
6.375%, due 06/15/33[3]	70,000	71,614
Gartner, Inc.
4.950%, due 03/20/31	200,000	194,701
		333,597
Distribution & wholesale—0.0%†
Gates Corp.
6.875%, due 07/01/29[3]	25,000	25,718
Resideo Funding, Inc.
6.500%, due 07/15/32[3]	62,000	62,570
Windsor Holdings III LLC
8.500%, due 06/15/30[3]	100,000	104,389
		192,677
Diversified financial services—2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, due 10/29/28	200,000	192,716
5.100%, due 01/19/29	50,000	50,631
Ally Financial, Inc.
2.200%, due 11/02/28	200,000	188,790
Series C,
(fixed, converts to FRN on 05/15/28),
4.700%, due 05/15/28[2,6,7]	104,000	100,057
(fixed, converts to FRN on 01/17/30),
5.543%, due 01/17/31[2]	40,000	40,452
Aviation Capital Group LLC
5.375%, due 07/15/29[3]	200,000	203,160
6.250%, due 04/15/28[3]	200,000	205,292
Avolon Holdings Funding Ltd.
5.750%, due 03/01/29[3]	200,000	204,268
Azorra Finance Ltd.
6.250%, due 02/15/34[3]	9,000	8,618
Capital One Financial Corp.
(fixed, converts to FRN on 05/10/27),
4.927%, due 05/10/28[2]	1,700,000	1,707,436
(fixed, converts to FRN on 02/01/29),
5.700%, due 02/01/30[2]	100,000	102,745
(fixed, converts to FRN on 01/30/35),
6.183%, due 01/30/36[2]	135,000	137,488

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Charles Schwab Corp.
Series I,
(fixed, converts to FRN on 06/01/26),
4.000%, due 06/01/26[2,7]	132,000	$131,784
Series K,
(fixed, converts to FRN on 06/01/27),
5.000%, due 06/01/27[2,7]	55,000	54,659
Compeer Financial ACA
Series QIB,
(fixed, converts to FRN on 02/15/31),
7.875%, due 02/15/31[2,3,7]	1,030,000	1,045,450
Focus Financial Partners LLC
6.750%, due 09/15/31[3]	25,000	25,434
Gabx Leasing LLC
4.625%, due 04/15/31[3]	20,000	19,743
5.300%, due 04/15/36[3]	80,000	78,984
Jane Street Group/JSG Finance, Inc.
6.125%, due 11/01/32[3]	65,000	65,342
7.125%, due 04/30/31[3]	20,000	20,735
Lazard Group LLC
4.375%, due 03/11/29	100,000	99,027
Lehman Brothers Holdings, Inc.
0.000%, due 12/30/13[8]	1,900,000	190
0.000%, due 01/24/49[8]	4,500,000	450
0.000%, due 12/30/49[8]	900,000	90
Navient Corp.
5.500%, due 03/15/29[6]	30,000	28,834
Nomura Holdings, Inc.
1 day USD SOFR + 1.250%,
4.908%, due 07/02/27[2]	200,000	201,384
OneMain Finance Corp.
6.500%, due 03/15/33	15,000	14,691
6.750%, due 03/15/32	10,000	9,997
7.125%, due 11/15/31	100,000	101,405
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375%, due 02/01/27[3]	1,660,000	1,659,605
7.750%, due 05/15/31[3,4]	770,000	766,149

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Diversified financial services—(continued)
PennyMac Financial Services, Inc.
7.125%, due 11/15/30[3]	30,000	$30,395
7.875%, due 12/15/29[3]	20,000	20,751
Private Export Funding Corp.
3.850%, due 01/27/28[3]	200,000	199,170
Rocket Cos., Inc.
6.500%, due 08/01/29[3]	145,000	147,710
Stonebriar ABF Issuer LLC
8.125%, due 12/15/30[3]	925,000	971,658
UWM Holdings LLC
6.625%, due 02/01/30[3]	20,000	19,195
Velocity Commercial Capital LLC
9.375%, due 02/15/31[3]	30,000	31,022
XP, Inc.
6.750%, due 07/02/29[3]	35,000	35,427
		8,920,934
Electric—4.8%
Adani Electricity Mumbai Ltd.
3.949%, due 02/12/30[3]	262,000	246,280
Alexander Funding Trust II
7.467%, due 07/31/28[3]	1,475,000	1,552,368
Algonquin Power & Utilities Corp.
5.365%, due 06/15/26	200,000	199,995
Alliant Energy Corp.
(fixed, converts to FRN on 04/01/31),
5.750%, due 04/01/56[2]	110,000	108,122
Alliant Energy Finance LLC
5.950%, due 03/30/29[3]	100,000	103,371
Alpha Generation LLC
6.250%, due 01/15/34[3]	86,000	85,412
6.750%, due 10/15/32[3]	210,000	215,083
Ameren Corp.
5.000%, due 01/15/29	200,000	202,898

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Electric—(continued)
American Electric Power Co., Inc.
5.950%, due 11/01/32[6]	195,000	$205,712
Series D,
(fixed, converts to FRN on 03/15/36),
6.050%, due 03/15/56[2]	55,000	54,825
(fixed, converts to FRN on 12/15/29),
7.050%, due 12/15/54[2]	135,000	141,269
Appalachian Power Co.
Series AA,
2.700%, due 04/01/31	200,000	182,195
Atlantica Sustainable Infrastructure Ltd.
4.125%, due 06/15/28[3]	1,495,000	1,460,231
Avangrid, Inc.
3.800%, due 06/01/29	200,000	195,053
Black Hills Corp.
2.500%, due 06/15/30	200,000	183,529
CenterPoint Energy Houston Electric LLC
5.200%, due 10/01/28	200,000	203,831
CenterPoint Energy, Inc.
(fixed, converts to FRN on 04/01/31),
5.950%, due 04/01/56[2]	120,000	119,507
(fixed, converts to FRN on 05/15/30),
6.700%, due 05/15/55[2]	170,000	173,417
Clearway Energy Operating LLC
5.750%, due 01/15/34[3]	25,000	25,006
CMS Energy Corp.
(fixed, converts to FRN on 06/01/35),
6.500%, due 06/01/55[2,6]	180,000	184,424
Comision Federal de Electricidad
5.700%, due 01/24/30[3]	30,000	30,210
Constellation Energy Generation LLC
6.125%, due 01/15/34	200,000	213,921

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
Dominion Energy, Inc.
Series C,
2.250%, due 08/15/31		200,000	$177,027
(fixed, converts to FRN on 02/15/36),
6.200%, due 02/15/56[2]		25,000	25,046
(fixed, converts to FRN on 05/15/35),
6.625%, due 05/15/55[2,6]		205,000	209,663
DTE Energy Co.
5.100%, due 03/01/29		300,000	304,738
Edison International
5.450%, due 06/15/29		200,000	201,348
EDP SA
(fixed, converts to FRN on 05/29/30),
4.750%, due 05/29/54[2,5]	EUR	100,000	118,667
Electricite de France SA
5.250%, due 04/22/36[3]		130,000	127,737
(fixed, converts to FRN on 09/17/35),
7.375%, due 06/17/35[2,5,7]	GBP	100,000	139,343
(fixed, converts to FRN on 12/06/28),
7.500%, due 09/06/28[2,5,7]	EUR	200,000	251,749
Elia Group SA
(fixed, converts to FRN on 06/15/28),
5.850%, due 03/15/28[2,5,7]		100,000	120,896
Emera U.S. Finance LLC
4.500%, due 04/01/29		100,000	99,746
EPH Financing International AS
6.651%, due 11/13/28[5]	EUR	200,000	247,941
Eversource Energy
5.950%, due 02/01/29		100,000	103,407
Series A,
(fixed, converts to FRN on 08/15/31),
6.100%, due 08/15/56[2]		45,000	44,818
Series B,
(fixed, converts to FRN on 08/15/36),
6.350%, due 08/15/56[2]		85,000	84,962

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
Exelon Corp.
2.750%, due 03/15/27		200,000	$197,631
5.150%, due 03/15/29		200,000	203,703
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250%, due 01/31/41[3]		64,383	66,701
Georgia Power Co.
5.004%, due 02/23/27		200,000	201,361
IPALCO Enterprises, Inc.
4.250%, due 05/01/30		200,000	192,954
MidAmerican Energy Co.
3.650%, due 04/15/29		1,400,000	1,375,047
Monongahela Power Co.
3.550%, due 05/15/27[3]		1,800,000	1,788,481
National Rural Utilities Cooperative Finance Corp.
4.800%, due 03/15/28		100,000	100,796
New York State Electric & Gas Corp.
2.150%, due 10/01/31[3]		200,000	174,654
NextEra Energy Capital Holdings, Inc.
3.550%, due 05/01/27		300,000	297,901
(fixed, converts to FRN on 08/15/30),
6.375%, due 08/15/55[2]		50,000	51,027
Niagara Mohawk Power Corp.
4.278%, due 12/15/28[3]		300,000	298,685
NorthWestern Corp.
5.073%, due 03/21/30[3]		200,000	202,735
NRG Energy, Inc.
3.875%, due 02/15/32[3]		3,000	2,776
5.750%, due 07/15/29[3]		100,000	99,954
6.000%, due 02/01/33[3]		25,000	25,193
(fixed, converts to FRN on 03/15/28),
10.250%, due 03/15/28[2,3,7]		335,000	363,911
Orsted AS
(fixed, converts to FRN on 12/14/29),
5.125%, due 12/08/22[2,5]	EUR	100,000	118,390

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Electric—(continued)
Pacific Gas & Electric Co.
4.950%, due 07/01/50	52,830	$43,878
5.550%, due 05/15/29	200,000	204,518
6.000%, due 08/15/35	100,000	103,311
6.100%, due 10/15/55	37,000	35,698
6.150%, due 03/01/55	57,000	55,339
6.400%, due 06/15/33	200,000	212,786
6.950%, due 03/15/34	100,000	109,615
PacifiCorp
2.700%, due 09/15/30	100,000	91,918
5.100%, due 02/15/29	200,000	202,414
PG&E Corp.
(fixed, converts to FRN on 09/15/31),
6.850%, due 09/15/56[2]	45,000	44,991
Pinnacle West Capital Corp.
1 day USD SOFR + 0.820%,
4.474%, due 06/10/26[2]	200,000	200,081
Public Service Co. of Colorado
4.150%, due 03/13/29	200,000	198,911
Saavi Energia SARL
8.875%, due 02/10/35[3]	25,000	27,853
Sempra
(fixed, converts to FRN on 04/01/31),
6.375%, due 04/01/56[2]	35,000	35,399
(fixed, converts to FRN on 10/01/34),
6.400%, due 10/01/54[2]	175,000	176,352
Sierra Pacific Power Co.
(fixed, converts to FRN on 09/15/31),
6.375%, due 09/15/56[2]	100,000	99,591

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Electric—(continued)
Southern California Edison Co.
5.150%, due 06/01/29	200,000	$202,366
5.850%, due 11/01/27	100,000	101,829
5.950%, due 11/01/32	775,000	809,846
Southern Co.
Series A,
3.700%, due 04/30/30	200,000	193,788
Southwestern Electric Power Co.
Series M,
4.100%, due 09/15/28	200,000	198,163
System Energy Resources, Inc.
5.300%, due 12/15/34	200,000	199,569
Talen Energy Supply LLC
6.250%, due 02/01/34[3]	125,000	124,067
Vistra Operations Co. LLC
5.000%, due 04/30/31[3]	100,000	99,716
6.875%, due 04/15/32[3]	95,000	99,177
WEC Energy Group, Inc.
1.800%, due 10/15/30	69,000	61,041
XPLR Infrastructure Operating Partners LP
4.500%, due 09/15/27[3]	55,000	54,596
8.625%, due 03/15/33[3]	1,280,000	1,371,668
		19,464,128
Electrical components & equipment—0.0%†
WESCO Distribution, Inc.
5.250%, due 04/15/31[3]	5,000	4,997
5.500%, due 04/15/34[3]	5,000	4,987
6.625%, due 03/15/32[3]	55,000	56,962
		66,946
Electronics—0.2%
Arrow Electronics, Inc.
5.150%, due 08/21/29	200,000	202,082
Ingram Micro, Inc.
4.750%, due 05/15/29[3]	25,000	24,567
Jabil, Inc.
4.200%, due 02/01/29	200,000	197,568
Sensata Technologies, Inc.
6.625%, due 07/15/32[3]	70,000	72,225
TD SYNNEX Corp.
6.100%, due 04/12/34	100,000	104,184
		600,626

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Energy-Alternate Sources—0.5%
FS Luxembourg SARL
8.625%, due 06/25/33[3]		20,000	$19,500
XPLR Infrastructure LP
2.500%, due 06/15/26[3,6]		1,910,000	1,901,084
			1,920,584
Engineering & construction—0.0%†
Global Infrastructure Solutions, Inc.
5.625%, due 06/01/29[3]		40,000	39,934

Entertainment—0.3%
Churchill Downs, Inc.
5.750%, due 04/01/30[3]		45,000	44,853
6.750%, due 05/01/31[3]		270,000	276,161
Cirsa Finance International SARL
7.875%, due 07/31/28[5]	EUR	100,000	120,902
Discovery Global Holdings, Inc.
4.054%, due 03/15/29		300,000	291,969
5.050%, due 03/15/42		25,000	17,838
Light & Wonder International, Inc.
6.250%, due 10/01/33[3]		55,000	54,544
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, due 05/01/29[3]		30,000	29,331
SeaWorld Parks & Entertainment, Inc.
5.250%, due 08/15/29[3,6]		65,000	62,841
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co.
6.625%, due 05/01/32[3,6]		118,000	120,099
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.250%, due 03/15/33[3]		5,000	5,025
			1,023,563
Food—0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.625%, due 03/31/32[3]		85,000	83,854
5.750%, due 03/31/34[3]		35,000	34,073
Conagra Brands, Inc.
4.850%, due 11/01/28		100,000	100,190

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Food—(continued)
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.950%, due 04/20/35	30,000	$31,058
6.375%, due 02/25/55	320,000	316,688
6.500%, due 12/01/52	45,000	45,131
Kroger Co.
5.400%, due 01/15/49	115,000	107,386
Mars, Inc.
4.800%, due 03/01/30[3]	200,000	202,026
5.000%, due 03/01/32[3]	1,005,000	1,019,524
Minerva Luxembourg SA
7.500%, due 04/22/36[3]	20,000	19,610
8.875%, due 09/13/33[3]	45,000	47,995
Nestle Capital Corp.
4.200%, due 03/18/31[3,6]	935,000	926,667
Performance Food Group, Inc.
4.250%, due 08/01/29[3]	20,000	19,390
5.625%, due 03/01/34[3]	50,000	48,958
6.125%, due 09/15/32[3]	10,000	10,137
U.S. Foods, Inc.
5.750%, due 04/15/33[3]	30,000	30,110
		3,042,797
Food service—0.0%†
TKC Holdings, Inc.
8.500%, due 08/15/30[3]	42,000	42,991

Forest products & paper—0.0%†
Celulosa Arauco y Constitucion SA
4.200%, due 01/29/30[3]	40,000	38,000
Suzano Netherlands BV
5.500%, due 01/15/36	10,000	9,808
		47,808
Gas—0.7%
National Fuel Gas Co.
2.950%, due 03/01/31	300,000	273,487
NiSource, Inc.
3.600%, due 05/01/30	200,000	193,074
(fixed, converts to FRN on 07/15/31),
5.750%, due 07/15/56[2]	95,000	95,017
Southern California Gas Co.
2.950%, due 04/15/27	100,000	99,051
5.050%, due 09/01/34	1,100,000	1,102,497
5.450%, due 06/15/35[6]	665,000	681,050
Southwest Gas Corp.
4.050%, due 03/15/32	200,000	190,836

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Gas—(continued)
Spire, Inc.
(fixed, converts to FRN on 06/01/31),
6.250%, due 06/01/56[2]		40,000	$39,863
(fixed, converts to FRN on 06/01/36),
6.450%, due 06/01/56[2]		45,000	45,112
			2,719,987
Healthcare-products—0.1%
Bausch & Lomb Corp.
8.375%, due 10/01/28[3]		65,000	67,113
Medline Borrower LP
3.875%, due 04/01/29[3]		110,000	106,872
Zimmer Biomet Holdings, Inc.
5.350%, due 12/01/28		200,000	204,264
			378,249
Healthcare-services—0.9%
Acadia Healthcare Co., Inc.
5.000%, due 04/15/29[3]		25,000	24,463
Centene Corp.
2.625%, due 08/01/31		300,000	260,075
3.000%, due 10/15/30		1,380,000	1,240,714
3.375%, due 02/15/30		25,000	23,231
4.625%, due 12/15/29		60,000	58,494
Cigna Group
4.375%, due 10/15/28		200,000	200,017
CommonSpirit Health
4.352%, due 09/01/30		50,000	49,169
Series 2025,
4.975%, due 09/01/35		50,000	48,491
Eurofins Scientific SE
(fixed, converts to FRN on 07/24/28),
6.750%, due 04/24/28[2,5,7]	EUR	100,000	122,343
Global Medical Response, Inc.
7.375%, due 10/01/32[3]		93,000	96,947
HCA, Inc.
3.125%, due 03/15/27		200,000	198,101
4.125%, due 06/15/29		49,000	48,341
Icon Investments Six DAC
5.809%, due 05/08/27		200,000	201,511
LifePoint Health, Inc.
7.000%, due 05/01/34[3]		60,000	58,504
8.375%, due 02/15/32[3]		10,000	10,492

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Healthcare-services—(continued)
Molina Healthcare, Inc.
6.250%, due 01/15/33[3]	60,000	$59,937
6.500%, due 02/15/31[3]	15,000	15,262
Sutter Health
Series 2025,
5.213%, due 08/15/32	735,000	751,730
UnitedHealth Group, Inc.
4.650%, due 01/15/31	75,000	75,466
5.300%, due 06/15/35[6]	20,000	20,400
		3,563,688
Home builders—0.0%†
Beazer Homes USA, Inc.
7.250%, due 10/15/29	15,000	15,195
Installed Building Products, Inc.
5.625%, due 02/01/34[3]	25,000	24,876
K Hovnanian Enterprises, Inc.
8.375%, due 10/01/33[3]	35,000	35,162
Mattamy Group Corp.
6.000%, due 12/15/33[3]	55,000	52,804
		128,037
Housewares—0.0%†
Newell Brands, Inc.
6.375%, due 05/15/30[6]	7,000	6,856
6.625%, due 09/15/29	5,000	4,997
8.500%, due 06/01/28[3]	15,000	15,674
		27,527
Insurance—6.8%
Acrisure LLC/Acrisure Finance, Inc.
6.750%, due 07/01/32[3]	5,000	4,926
7.500%, due 11/06/30[3]	15,000	15,233
Aegon Ltd.
(fixed, converts to FRN on 04/11/28),
5.500%, due 04/11/48[2]	1,105,000	1,106,075
American National Global Funding
4.625%, due 12/15/28[3]	700,000	695,404
5.250%, due 06/03/30[3]	860,000	860,871
5.550%, due 01/28/30[3,6]	720,000	730,616
Ascot Group Ltd.
(fixed, converts to FRN on 06/15/30),
6.349%, due 06/15/35[2,3]	585,000	596,459

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Insurance—(continued)
Athene Global Funding
1 day USD SOFR Index + 1.030%,
4.688%, due 08/27/26[2,3]	100,000	$100,102
4.721%, due 10/08/29[3]	870,000	857,900
5.033%, due 07/17/30[3]	1,295,000	1,282,502
5.583%, due 01/09/29[3]	200,000	202,745
Bowhead Specialty Holdings, Inc.
7.750%, due 12/01/30	590,000	582,868
Corebridge Financial, Inc.
(fixed, converts to FRN on 12/15/27),
6.875%, due 12/15/52[2]	1,690,000	1,715,360
Corebridge Global Funding
5.750%, due 07/02/26[3]	100,000	100,200
DaVinciRe Holdings Ltd.
5.950%, due 04/15/35[3]	540,000	545,601
Enstar Finance LLC
(fixed, converts to FRN on 01/15/27),
5.500%, due 01/15/42[2]	2,165,000	2,124,087
Enstar Group Ltd.
(fixed, converts to FRN on 04/01/35),
7.500%, due 04/01/45[2,3]	755,000	781,596
Equitable Holdings, Inc.
4.350%, due 04/20/28	100,000	99,595
(fixed, converts to FRN on 03/28/35),
6.700%, due 03/28/55[2,6]	110,000	112,816
F&G Annuities & Life, Inc.
7.400%, due 01/13/28	2,715,000	2,768,917
F&G Global Funding
5.875%, due 06/10/27[3]	100,000	101,112
Fidelis Insurance Holdings Ltd.
(fixed, converts to FRN on 06/15/35),
7.750%, due 06/15/55[2]	815,000	860,363
Fidelity National Financial, Inc.
3.400%, due 06/15/30	67,000	63,166

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Insurance—(continued)
Global Atlantic Fin Co.
(fixed, converts to FRN on 10/15/26),
4.700%, due 10/15/51[2,3]	420,000	$411,635
(fixed, converts to FRN on 10/15/29),
7.950%, due 10/15/54[2,3]	510,000	511,443
HUB International Ltd.
7.250%, due 06/15/30[3]	112,000	115,861
Jackson National Life Global Funding
4.550%, due 09/09/30[3]	200,000	196,536
Liberty Mutual Group, Inc.
(fixed, converts to FRN on 12/15/26),
4.125%, due 12/15/51[2,3]	110,000	108,797
MassMutual Global Funding II
1 day USD SOFR + 0.980%,
4.629%, due 07/10/26[2,3]	200,000	200,266
MetLife, Inc.
Series G,
(fixed, converts to FRN on 03/15/35),
6.350%, due 03/15/55[2]	45,000	46,065
Metropolitan Life Global Funding I
4.300%, due 08/25/29[3]	1,120,000	1,113,692
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(fixed, converts to FRN on 05/23/32),
5.875%, due 05/23/42[2,3]	1,000,000	1,025,362

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Insurance—(continued)
Mutual of Omaha Cos Global Funding
5.000%, due 04/01/30[3]		100,000	$100,968
5.350%, due 04/09/27[3]		250,000	252,706
Northwestern Mutual Global Funding
4.350%, due 09/15/27[3]		985,000	985,712
Pacific Life Global Funding II
5.500%, due 07/18/28[3]		100,000	102,316
Protective Life Global Funding
5.215%, due 06/12/29[3]		200,000	203,410
Prudential Financial, Inc.
(fixed, converts to FRN on 02/28/32),
5.125%, due 03/01/52[2]		70,000	68,224
RGA Global Funding
6.000%, due 11/21/28[3]		200,000	206,528
SiriusPoint Ltd.
7.000%, due 04/05/29		1,025,000	1,073,853
Stewart Information Services Corp.
3.600%, due 11/15/31		1,215,000	1,081,902
Swiss Re Finance Luxembourg SA
(fixed, converts to FRN on 04/02/29),
5.000%, due 04/02/49[2,3]		3,400,000	3,381,004
			27,494,794
Internet—1.1%
Airbnb, Inc.
4.400%, due 03/16/29		100,000	99,862
Alphabet, Inc.
4.400%, due 02/15/33		620,000	610,447
Amazon.com, Inc.
4.550%, due 03/13/33		565,000	558,122
Beignet Investor LLC
6.581%, due 05/30/49[3]		2,104,000	2,172,887
Expedia Group, Inc.
3.800%, due 02/15/28		100,000	98,747
Meta Platforms, Inc.
4.600%, due 11/15/32		505,000	498,928
5.250%, due 05/15/36		90,000	89,748
6.300%, due 05/15/56		110,000	110,169
United Group BV
5.250%, due 02/01/30[5]	EUR	100,000	116,550
Wayfair LLC
7.250%, due 10/31/29[3]		45,000	46,115
			4,401,575

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Investment companies—3.2%
Abu Dhabi Developmental Holding Co. PJSC
4.375%, due 10/02/31[3]	200,000	$195,000
BlackRock TCP Capital Corp.
6.950%, due 05/30/29[6]	565,000	558,637
Blackstone Private Credit Fund
7.300%, due 11/27/28	1,975,000	2,040,382
Blackstone Secured Lending Fund
5.250%, due 09/04/29	100,000	98,583
Blue Owl Capital Corp.
2.875%, due 06/11/28	1,100,000	1,031,881
Blue Owl Credit Income Corp.
7.750%, due 09/16/27	950,000	967,366
Blue Owl Technology Finance Corp.
6.100%, due 03/15/28[6]	505,000	502,914
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance
5.950%, due 09/17/30[3]	810,000	767,459
Franklin BSP Capital Corp.
6.000%, due 10/02/30[3]	535,000	512,893
FS KKR Capital Corp.
3.125%, due 10/12/28	35,000	32,789
Golub Capital BDC, Inc.
7.050%, due 12/05/28	200,000	205,723
HA Sustainable Infrastructure Capital, Inc.
6.375%, due 07/01/34	1,400,000	1,433,769
6.750%, due 07/15/35	1,255,000	1,312,302
HAT Holdings I LLC/HAT Holdings II LLC
3.375%, due 06/15/26[3]	1,900,000	1,896,065
Oaktree Strategic Credit Fund
6.500%, due 07/23/29[6]	1,365,000	1,378,564
		12,934,327
Iron & steel—0.1%
Cleveland-Cliffs, Inc.
6.875%, due 11/01/29[3]	40,000	40,761
7.000%, due 03/15/32[3]	25,000	24,984

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Iron & steel—(continued)
Metinvest BV
7.650%, due 10/01/27[3]	25,000	$23,750
7.750%, due 10/17/29[3]	110,000	95,700
Mineral Resources Ltd.
6.000%, due 05/01/32[3]	20,000	19,845
6.250%, due 05/01/34[3]	20,000	19,749
7.000%, due 04/01/31[3]	40,000	41,519
Vale Overseas Ltd.
6.400%, due 06/28/54	10,000	10,238
		276,546
Leisure time—0.1%
Carnival Corp.
5.875%, due 06/15/31[3]	20,000	20,284
6.125%, due 02/15/33[3]	105,000	106,539
NCL Corp. Ltd.
6.750%, due 02/01/32[3]	70,000	69,657
7.750%, due 02/15/29[3]	10,000	10,439
Patrick Industries, Inc.
6.375%, due 11/01/32[3]	85,000	85,522
Viking Cruises Ltd.
7.000%, due 02/15/29[3]	30,000	30,081
Viking Ocean Cruises Ship VII Ltd.
5.625%, due 02/15/29[3]	10,000	9,993
		332,515
Lodging—0.1%
Las Vegas Sands Corp.
6.000%, due 08/15/29	200,000	205,785
Marriott International, Inc.
5.100%, due 05/01/38	11,000	10,550
5.550%, due 10/15/28	200,000	205,148
Melco Resorts Finance Ltd.
5.625%, due 07/17/27[3]	105,000	104,664
Wyndham Hotels & Resorts, Inc.
5.625%, due 03/01/33[3]	25,000	24,739
		550,886
Machinery-construction & mining—0.0%†
Manitowoc Co., Inc.
9.250%, due 10/01/31[3]	25,000	26,730
Terex Corp.
6.250%, due 10/15/32[3]	85,000	86,391
Vertiv Holdings Co.
5.800%, due 03/15/56	50,000	48,491
		161,612

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Machinery-diversified—0.0%†
Columbus McKinnon Corp.
7.125%, due 02/01/33[3]		81,000	$81,462
Esab Corp.
5.625%, due 04/01/31[3]		5,000	5,046
Lsf12 Helix Parent LLC
7.125%, due 02/01/33[3]		54,000	52,711
TK Elevator Midco GmbH
4.375%, due 07/15/27[5]	EUR	18,909	22,209
			161,428
Media—0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500%, due 08/15/30[3]		190,000	177,225
4.750%, due 03/01/30[3]		65,000	61,615
4.750%, due 02/01/32[3]		120,000	107,452
5.375%, due 06/01/29[3]		20,000	19,677
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250%, due 01/15/29		200,000	186,916
3.500%, due 06/01/41		200,000	138,735
4.800%, due 03/01/50		663,000	487,408
5.750%, due 04/01/48		55,000	46,038
Fox Corp.
4.709%, due 01/25/29		100,000	100,236
McGraw-Hill Education, Inc.
7.375%, due 09/01/31[3]		25,000	25,831
Midcontinent Communications
8.000%, due 08/15/32[3]		40,000	37,645
Nexstar Media, Inc.
6.500%, due 09/15/33[3]		275,000	277,116
Paramount Global
4.375%, due 03/15/43		15,000	9,565
4.900%, due 08/15/44		15,000	9,837
4.950%, due 01/15/31		20,000	18,866
5.850%, due 09/01/43		15,000	11,011
6.875%, due 04/30/36		20,000	18,605
7.875%, due 07/30/30		15,000	15,962
			1,749,740
Metal fabricate/hardware—0.0%†
Advanced Drainage Systems, Inc.
5.375%, due 03/01/34[3]		25,000	24,647

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Mining—0.1%
Capstone Copper Corp.
6.750%, due 03/31/33[3]	112,000	$113,980
Century Aluminum Co.
6.875%, due 08/01/32[3]	35,000	36,232
Corp. Nacional del Cobre de Chile
5.529%, due 01/30/37[3]	10,000	9,862
First Quantum Minerals Ltd.
7.250%, due 02/15/34[3]	10,000	10,309
Kaiser Aluminum Corp.
4.500%, due 06/01/31[3]	40,000	38,371
5.875%, due 03/01/34[3]	25,000	25,039
Nexa Resources SA
6.600%, due 04/08/37[3]	10,000	10,424
Novelis Corp.
4.750%, due 01/30/30[3]	40,000	38,250
6.375%, due 08/15/33[3]	35,000	35,147
Southern Copper Corp.
5.250%, due 11/08/42	10,000	9,500
Taseko Mines Ltd.
8.250%, due 05/01/30[3]	45,000	47,108
		374,222
Miscellaneous manufacturers—0.0%†
Amsted Industries, Inc.
6.375%, due 03/15/33[3]	55,000	55,952
Avient Corp.
6.250%, due 11/01/31[3]	63,000	63,915
		119,867
Oil & gas—1.0%
3R Lux SARL
9.750%, due 02/05/31[3]	30,000	31,531
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875%, due 06/30/29[3]	20,000	20,026
6.625%, due 10/15/32[3]	35,000	35,916
Canadian Natural Resources Ltd.
5.000%, due 12/15/29	100,000	101,434
Caturus Energy LLC
7.125%, due 05/15/31[3]	29,000	29,080
8.500%, due 02/15/30[3]	50,000	52,279
ConocoPhillips Co.
5.500%, due 01/15/55	70,000	66,542
Crescent Energy Finance LLC
7.375%, due 01/15/33[3]	20,000	20,469
7.625%, due 04/01/32[3]	40,000	41,187
DBR Land Holdings LLC
6.250%, due 12/01/30[3]	15,000	15,356

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Ecopetrol SA
4.625%, due 11/02/31	50,000	$44,930
5.875%, due 11/02/51	10,000	7,394
EOG Resources, Inc.
5.350%, due 01/15/36	90,000	91,321
FORESEA Holding SA
7.500%, due 06/15/30[5]	20,272	20,044
Geopark Ltd.
8.750%, due 01/31/30[3,6]	10,000	10,025
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 02/01/29[3]	20,000	19,988
6.875%, due 05/15/34[3]	65,000	65,323
Infinity Natural Resources LLC
7.625%, due 04/01/31[3]	25,000	25,423
Matador Resources Co.
6.000%, due 04/15/34[3]	20,000	20,076
6.500%, due 04/15/32[3]	40,000	40,847
Northern Oil & Gas, Inc.
8.750%, due 06/15/31[3]	70,000	73,096
Occidental Petroleum Corp.
5.375%, due 01/01/32	100,000	102,098
Permian Resources Operating LLC
6.250%, due 02/01/33[3]	40,000	40,955
7.000%, due 01/15/32[3]	125,000	130,027
Pertamina Persero PT
6.450%, due 05/30/44[3]	40,000	40,988
Petrobras Global Finance BV
5.500%, due 06/10/51	20,000	16,397
Petroleos Mexicanos
6.350%, due 02/12/48	85,000	68,850
6.700%, due 02/16/32	20,000	20,070
6.750%, due 09/21/47	30,000	25,275
6.950%, due 01/28/60	30,000	24,915
7.690%, due 01/23/50	115,000	105,627
Saudi Arabian Oil Co.
5.375%, due 06/02/35[3]	200,000	202,252
5.750%, due 07/17/54[3]	30,000	28,284
6.000%, due 02/02/56[3]	20,000	19,537
SM Energy Co.
8.625%, due 11/01/30[3]	40,000	42,311

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Oil & gas—(continued)
Sunoco LP
5.375%, due 07/15/31[3]		660,000	$656,908
7.000%, due 05/01/29[3]		1,185,000	1,223,693
TGNR Intermediate Holdings LLC
5.500%, due 10/15/29[3]		35,000	34,524
TotalEnergies Capital USA LLC
4.248%, due 01/13/31		200,000	197,932
TotalEnergies SE
(fixed, converts to FRN on 11/19/34),
4.500%, due 08/19/34[2,5,7]	EUR	200,000	231,558
Transocean International Ltd.
7.875%, due 10/15/32[3]		15,000	16,073
			4,060,561
Oil & gas services—0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.625%, due 09/01/32[3]		65,000	66,882
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
5.000%, due 06/15/36		120,000	118,095
5.850%, due 06/15/56		120,000	118,448
Kodiak Gas Services LLC
5.875%, due 04/01/31[3]		70,000	70,509
USA Compression Partners LP/USA Compression Finance Corp.
6.250%, due 10/01/33[3]		24,000	24,219
7.125%, due 03/15/29[3]		75,000	77,508
WBI Operating LLC
6.250%, due 10/15/30[3]		20,000	20,278
6.500%, due 10/15/33[3]		59,000	59,635
			555,574
Packaging & containers—0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.000%, due 09/01/28[5]	EUR	100,000	113,587
6.250%, due 01/30/31[3]		32,000	32,218
Canpack Group, Inc./CANPACK SA
6.000%, due 05/15/31[3]		15,000	15,007

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Packaging & containers—(continued)
Clydesdale Acquisition Holdings, Inc.
6.750%, due 04/15/32[3]		25,000	$23,520
6.875%, due 01/15/30[3]		15,000	14,666
Mauser Packaging Solutions Holding Co.
7.875%, due 04/15/30[3]		324,000	327,617
Sword Purchaser LLC
8.250%, due 04/15/33[3]		49,000	50,135
10.500%, due 04/15/34[3]		25,000	25,438
Trivium Packaging Finance BV
8.250%, due 07/15/30[3]		83,000	86,543
WRKCo, Inc.
4.900%, due 03/15/29		100,000	100,828
			789,559
Pharmaceuticals—1.1%
Adapthealth LLC
6.125%, due 08/01/28[3]		20,000	19,996
Bayer U.S. Finance LLC
6.125%, due 11/21/26[3]		400,000	403,011
CVS Health Corp.
5.050%, due 03/25/48		170,000	146,669
5.125%, due 07/20/45		35,000	30,928
(fixed, converts to FRN on 12/10/34),
6.750%, due 12/10/54[2]		90,000	93,242
CVS Pass-Through Trust Series 2013,
4.704%, due 01/10/36[3]		2,048,576	1,884,467
Grifols SA
7.500%, due 05/01/30[5]	EUR	100,000	121,878
Nidda Healthcare Holding GmbH
5.625%, due 02/21/30[5]		100,000	118,168
Novartis Capital Corp.
4.600%, due 03/18/33		485,000	481,613
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.125%, due 04/30/31[3]		690,000	685,617
Pfizer Investment Enterprises Pte. Ltd.
4.750%, due 05/19/33		200,000	199,142
Teva Pharmaceutical Finance Netherlands II BV
4.375%, due 05/09/30	EUR	100,000	118,737
			4,303,468

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Pipelines—1.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 06/15/29[3]	65,000	$64,934
6.625%, due 02/01/32[3]	200,000	205,094
Cheniere Energy Partners LP
3.250%, due 01/31/32	200,000	183,050
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500%, due 06/15/31[3]	5,000	4,939
7.500%, due 12/15/33[3]	180,000	191,382
Enbridge, Inc.
4.900%, due 06/20/30	200,000	201,594
5.300%, due 04/05/29	200,000	204,244
Series 20-A,
(fixed, converts to FRN on 07/15/30),
5.750%, due 07/15/80[2]	23,000	23,134
(fixed, converts to FRN on 06/27/34),
7.200%, due 06/27/54[2]	62,000	66,291
Series NC5,
(fixed, converts to FRN on 01/15/29),
8.250%, due 01/15/84[2]	100,000	105,625
Energy Transfer LP
5.250%, due 04/15/29	200,000	203,888
5.250%, due 07/01/29	200,000	204,214
6.100%, due 12/01/28	200,000	207,513
Excelerate Energy LP
8.000%, due 05/15/30[3]	10,000	10,605
Galaxy Pipeline Assets Bidco Ltd.
2.940%, due 09/30/40[3]	16,978	14,013
Genesis Energy LP/Genesis Energy Finance Corp.
6.750%, due 03/15/34	42,000	42,303
8.000%, due 05/15/33	50,000	52,637
Golar LNG Ltd.
7.500%, due 10/02/30[3]	64,000	65,120
Greensaif Pipelines Bidco SARL
5.853%, due 02/23/36[3]	200,000	204,600
Harvest Midstream I LP
7.500%, due 09/01/28[3]	30,000	30,198
7.500%, due 05/15/32[3]	65,000	67,675

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
Howard Midstream Energy Partners LLC
6.625%, due 01/15/34[3]	31,000	$31,536
7.375%, due 07/15/32[3]	130,000	135,559
Kinder Morgan, Inc.
7.750%, due 01/15/32	200,000	229,065
Kinetik Holdings LP
5.875%, due 06/15/30[3]	60,000	60,203
MPLX LP
5.000%, due 03/01/33	200,000	199,000
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125%, due 02/15/29[3]	40,000	41,463
8.375%, due 02/15/32[3]	25,000	26,240
ONEOK, Inc.
5.050%, due 11/01/34	300,000	294,058
5.375%, due 06/01/29	200,000	204,150
5.650%, due 11/01/28	200,000	205,184
Rockies Express Pipeline LLC
6.750%, due 03/15/33[3]	35,000	36,492
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000%, due 09/01/31[3]	40,000	40,219
6.750%, due 03/15/34[3]	22,000	22,479
Venture Global Calcasieu Pass LLC
3.875%, due 08/15/29[3]	100,000	95,795
6.000%, due 05/01/36[3]	25,000	25,195
Venture Global LNG, Inc.
8.125%, due 06/01/28[3]	25,000	25,581
8.375%, due 06/01/31[3]	93,000	96,965
9.500%, due 02/01/29[3]	25,000	27,284
9.875%, due 02/01/32[3]	30,000	32,186
Venture Global Plaquemines LNG LLC
6.500%, due 01/15/34[3]	100,000	104,750
6.500%, due 06/15/34[3]	70,000	73,250
Williams Cos., Inc.
4.800%, due 11/15/29	200,000	201,810
5.300%, due 09/30/35	70,000	70,078
		4,631,595
Private Equity —0.0%†
Carlyle Finance Subsidiary LLC
3.500%, due 09/19/29[3]	200,000	192,744

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Real estate—0.2%
CBRE Services, Inc.
5.500%, due 04/01/29		200,000	$204,855
CoStar Group, Inc.
2.800%, due 07/15/30[3]		200,000	181,598
CPI Property Group SA
(fixed, converts to FRN on 06/24/31),
7.500%, due 03/26/31[2,5,7]	EUR	102,000	109,421
Heimstaden Bostad AB
(fixed, converts to FRN on 01/29/28),
3.000%, due 10/29/27[2,5,7]		100,000	112,161
Newmark Group, Inc.
7.500%, due 01/12/29		200,000	210,540
			818,575
Real estate investment trusts—1.6%
Arbor Realty SR, Inc. Series QIB,
8.500%, due 10/15/27[3]		2,395,000	2,377,407
Blackstone Mortgage Trust, Inc.
3.750%, due 01/15/27[3]		10,000	9,852
7.750%, due 12/01/29[3]		50,000	53,037
CFE Fibra E
5.875%, due 09/23/40[3]		19,716	19,526
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.875%, due 10/01/28[3]		15,000	14,964
7.000%, due 02/01/30[3]		209,000	213,375
Pebblebrook Hotel LP/PEB Finance Corp.
6.375%, due 10/15/29[3]		20,000	20,324
RHP Hotel Properties LP/RHP Finance Corp.
6.500%, due 04/01/32[3]		230,000	236,006
RLJ Lodging Trust LP
4.000%, due 09/15/29[3]		75,000	70,867
SBA Tower Trust
6.599%, due 01/15/28[3]		3,100,000	3,148,527
Starwood Property Trust, Inc.
5.750%, due 01/15/31[3]		12,000	11,988
6.500%, due 07/01/30[3]		95,000	97,332
XHR LP
4.875%, due 06/01/29[3]		15,000	14,723
			6,287,928

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Retail—0.4%
Advance Auto Parts, Inc.
7.000%, due 08/01/30[3]		35,000	$36,105
7.375%, due 08/01/33[3]		20,000	20,637
Bath & Body Works, Inc.
6.625%, due 10/01/30[3]		8,000	8,107
6.750%, due 07/01/36		5,000	4,862
6.875%, due 11/01/35		34,000	33,540
Ceconomy AG
6.250%, due 07/15/29[5]	EUR	100,000	121,248
Cougar JV Subsidiary LLC
8.000%, due 05/15/32[3]		60,000	63,089
Macy's Retail Holdings LLC
5.875%, due 03/15/30[3]		362,000	361,016
7.375%, due 08/01/33[3,6]		665,000	692,676
Michaels Cos., Inc.
8.500%, due 03/15/33[3]		35,000	34,564
Petco Health & Wellness Co., Inc.
8.250%, due 02/01/31[3]		34,000	34,336
PetSmart LLC/PetSmart Finance Corp.
7.500%, due 09/15/32[3]		45,000	45,567
			1,455,747
Savings & loans—0.2%
Axos Financial, Inc.
(fixed, converts to FRN on 10/01/30),
7.000%, due 10/01/35[2]		540,000	550,800
Nationwide Building Society
(fixed, converts to FRN on 02/16/27),
2.972%, due 02/16/28[2,3]		200,000	197,674
(fixed, converts to FRN on 10/18/26),
6.557%, due 10/18/27[2,3]		250,000	252,501
			1,000,975
Semiconductors—0.6%
Amkor Technology, Inc.
5.875%, due 10/01/33[3]		50,000	50,272
ams-OSRAM AG
12.250%, due 03/30/29[3]		1,800,000	1,922,031
Broadcom, Inc.
4.926%, due 05/15/37[3]		268,000	261,103
5.050%, due 07/12/29		200,000	203,878
			2,437,284

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Shipbuilding—0.0%†
Huntington Ingalls Industries, Inc.
2.043%, due 08/16/28		200,000	$189,650
Software—1.3%
CoreWeave, Inc.
9.000%, due 02/01/31[3,6]		585,000	581,291
9.250%, due 06/01/30[3,6]		410,000	415,169
9.750%, due 10/01/31[3]		79,000	79,457
Fair Isaac Corp.
6.000%, due 05/15/33[3]		25,000	24,656
6.250%, due 09/15/34[3]		25,000	24,609
Fidelity National Information Services, Inc.
4.550%, due 03/10/29		675,000	672,364
4.800%, due 03/10/31		85,000	84,546
Fiserv, Inc.
4.200%, due 10/01/28		100,000	98,916
OAK-Eagle Acquireco, Inc.
7.250%, due 07/01/33[3]		65,000	66,977
8.750%, due 07/01/34[3]		35,000	36,422
Oracle Corp.
2.875%, due 03/25/31		200,000	177,747
3.850%, due 04/01/60		200,000	115,886
4.200%, due 09/27/29		200,000	194,430
4.650%, due 05/06/30		100,000	98,030
5.700%, due 02/04/36		65,000	62,423
6.700%, due 02/04/56		255,000	235,009
6.850%, due 02/04/66		30,000	27,564
Paychex, Inc.
5.350%, due 04/15/32		200,000	201,788
Salesforce, Inc.
4.500%, due 03/15/28		100,000	100,094
4.650%, due 03/15/29		100,000	100,195
5.550%, due 03/15/36		1,765,000	1,760,124
			5,157,697
Telecommunications—1.5%
Altice France SA
7.250%, due 11/01/29[3]	EUR	152,439	180,262
APLD ComputeCo 2 LLC
6.750%, due 03/15/31[3]		67,000	66,334
APLD ComputeCo LLC
9.250%, due 12/15/30[3]		10,000	10,749

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
AT&T, Inc.
5.250%, due 10/30/36		135,000	$133,408
6.200%, due 10/30/56		55,000	54,484
Bell Telephone Co. of Canada or Bell Canada
(fixed, converts to FRN on 09/15/30),
6.875%, due 09/15/55[2]		75,000	76,946
Black Pearl Compute LLC
6.125%, due 02/15/31[3]		118,000	119,721
British Telecommunications PLC
(fixed, converts to FRN on 12/20/28),
8.375%, due 12/20/83[2,5]	GBP	100,000	143,049
Cipher Compute LLC
7.125%, due 11/15/30[3]		53,000	54,935
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, due 09/15/29[3]		1,350,000	1,423,827
Core Scientific Finance I LLC
7.750%, due 05/15/31[3,4]		50,000	49,875
Fibercop SpA
6.000%, due 09/30/34[3]		9,000	8,631
Series 2033,
6.375%, due 11/15/33[3]		55,000	54,931
7.200%, due 07/18/36[3]		15,000	14,963
Flash Compute LLC
7.250%, due 12/31/30[3]		18,000	18,361
Iliad Holding SAS
5.625%, due 10/15/28[5]	EUR	100,000	118,298

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
Level 3 Financing, Inc.
6.875%, due 06/30/33[3]		63,000	$65,018
7.000%, due 03/31/34[3]		60,000	62,234
8.500%, due 01/15/36[3]		10,000	10,710
Lorca Telecom Bondco SA
4.000%, due 09/18/27[5]	EUR	14,894	17,503
Meridian Arc Holdco LLC
6.250%, due 04/30/31[3]		135,000	134,969
Motorola Solutions, Inc.
2.300%, due 11/15/30		200,000	180,657
PR RNO Property Owner 1 LLC
6.500%, due 05/01/31[3]		75,000	74,341
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC
5.700%, due 04/15/36[3]		810,000	787,805
Road Michigan Property Owner I LLC
7.500%, due 03/30/45[3]		600,000	599,879
Rogers Communications, Inc.
3.800%, due 03/15/32		114,000	106,522
(fixed, converts to FRN on 07/31/31),
6.875%, due 07/31/56[2]		55,000	55,858
(fixed, converts to FRN on 04/15/30),
7.000%, due 04/15/55[2]		90,000	91,862
(fixed, converts to FRN on 04/15/35),
7.125%, due 04/15/55[2]		50,000	51,581
SV RNO Property Owner 1 LLC
5.875%, due 03/01/31[3]		113,000	110,870
Telecom Italia Capital SA
6.000%, due 09/30/34		10,000	10,284
6.375%, due 11/15/33		15,000	15,741
Telefonica Europe BV
(fixed, converts to FRN on 09/24/27),
2.875%, due 06/24/27[2,5,7]	EUR	100,000	115,890
TELUS Corp.
(fixed, converts to FRN on 06/09/36),
6.625%, due 06/09/56[2]		70,000	69,615

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
T-Mobile USA, Inc.
2.050%, due 02/15/28		100,000	$95,991
2.550%, due 02/15/31		200,000	181,854
Uniti Services LLC
7.500%, due 10/15/33[3]		33,000	34,744
Vmed O2 U.K. Financing I PLC
4.500%, due 07/15/31[5]	GBP	100,000	117,060
Vodafone Group PLC
(fixed, converts to FRN on 08/27/30),
3.000%, due 08/27/80[2,5]	EUR	100,000	111,157
5.750%, due 06/28/54[6]		70,000	66,445
(fixed, converts to FRN on 08/30/29),
6.500%, due 08/30/84[2,5]	EUR	100,000	124,974
Windstream Services LLC/Windstream Escrow Finance Corp.
8.250%, due 10/01/31[3]		20,000	21,154
Zayo Group Holdings, Inc.
5.750% Cash and 0.500% PIK,
9.250%, due 03/09/30[3,9]		44,089	44,111
			5,887,603
Transportation—0.0%†
MV24 Capital BV
6.748%, due 06/01/34[3]		27,761	28,008
XPO, Inc.
7.125%, due 02/01/32[3]		60,000	62,570
			90,578
Venture capital—0.2%
Hercules Capital, Inc.
5.350%, due 02/10/29[6]		690,000	680,562

Water—0.1%
Holding d'Infrastructures des Metiers de l'Environnement SAS
3.875%, due 01/31/31[5]	EUR	100,000	115,149

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Water—(continued)
Veolia Environnement SA
(fixed, converts to FRN on 08/20/30),
4.371%, due 05/20/30[2,5,6,7]	100,000	$116,793
(fixed, converts to FRN on 02/22/29),
5.993%, due 11/22/28[2,5,7]	100,000	123,005
		354,947
Total corporate bonds (cost—$191,677,014)		191,322,902

Loan assignments—8.4%
Agriculture—0.2%
AAG U.S. GSI Bidco, Inc.
3 mo. USD Term SOFR + 5.000%,
8.700%, due 10/31/31[2]	668,250	668,250

Airlines—0.6%
American Airlines, Inc.
3 mo. USD Term SOFR + 2.250%,
5.925%, due 04/20/28[2]	228,271	226,812
3 mo. USD Term SOFR + 2.750%,
6.425%, due 05/28/32[2]	831,600	827,267
United Airlines, Inc.
1 mo. USD Term SOFR + 1.750%,
5.404%, due 02/22/31[2]	1,254,178	1,254,969
		2,309,048
Chemicals—0.4%
GEON Performance Solutions LLC
3 mo. USD Term SOFR + 4.250%,
8.211%, due 08/18/28[2]	1,264,691	1,148,757
Mativ Holdings, Inc.
1 mo. USD Term SOFR + 4.500%,
8.152%, due 04/04/33[2]	575,000	569,250
		1,718,007
Commercial services—0.9%
Priority Holdings LLC
1 mo. USD Term SOFR + 3.750%,
7.402%, due 08/02/32[2]	1,329,187	1,288,647

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Loan assignments—(continued)
Commercial services—(continued)
System One Holdings LLC
1 mo. USD Term SOFR + 3.500%,
7.152%, due 03/02/28[2]	2,191,101	$2,191,101
		3,479,748
Distribution/wholesale—0.2%
Gloves Buyer, Inc.
1 mo. USD Term SOFR + 4.000%,
7.652%, due 05/21/32[2]	671,625	670,644

Diversified financial services—0.4%
LendingTree, Inc.
1 mo. USD Term SOFR + 4.250%,
7.902%, due 08/21/30[2]	1,566,550	1,540,436

Electric—0.4%
Eastern Power LLC
1 mo. USD Term SOFR + 4.750%,
8.402%, due 04/03/29[2]	1,839,496	1,843,708

Environmental control—0.2%
Tidal Waste & Recycling Holdings LLC
3 mo. USD Term SOFR + 2.750%,
6.450%, due 10/24/31[2]	790,022	790,448

Health care products—0.7%
Hologic, Inc.
0.000%, due 04/09/29[10]	1,275,000	1,262,250
Medline Borrower LP
1 mo. USD Term SOFR + 1.750%,
5.402%, due 10/23/30[2]	1,433,297	1,438,758
		2,701,008
Healthcare-services—0.9%
IQVIA, Inc.
3 mo. USD Term SOFR + 1.750%,
5.450%, due 01/02/31[2]	1,212,255	1,220,595
MPH Acquisition Holdings LLC
3 mo. USD Term SOFR + 3.750%,
7.413%, due 12/31/30[2]	177,057	176,703
3 mo. USD Term SOFR + 4.600%,
8.263%, due 12/31/30[2]	1,467,693	1,309,388

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Loan assignments—(continued)
Healthcare-services—(continued)
Sotera Health Holdings LLC
1 mo. USD Term SOFR + 2.500%,
6.152%, due 05/30/31[2]	750,476	$752,668
		3,459,354
Internet—0.1%
Eagle Broadband Investments LLC
3 mo. USD Term SOFR + 3.000%,
6.961%, due 11/12/27[2]	651,406	629,421

Machinery-diversified—0.3%
LSF12 Helix Parent LLC
1 mo. USD Term SOFR + 3.500%,
7.152%, due 02/10/33[2]	1,132,398	1,132,545

Media—0.7%
Midcontinent Communications
1 mo. USD Term SOFR + 2.500%,
6.152%, due 08/16/31[2]	1,359,300	1,353,360
Nexstar Broadcasting, Inc.
1 mo. USD Term SOFR + 2.500%,
6.152%, due 06/28/32[2]	909,260	907,241
Versant Media Group, Inc.
3 mo. USD Term SOFR + 3.500%,
7.200%, due 01/30/31[2]	675,000	675,675
		2,936,276
Miscellaneous manufacturers—0.1%
CoorsTek, Inc.
3 mo. USD Term SOFR + 3.000%,
6.670%, due 10/28/32[2]	558,600	561,857

Oil & gas—0.1%
Hilcorp Energy I LP
1 mo. USD Term SOFR + 1.750%,
5.411%, due 02/11/30[2]	470,250	470,640

Pharmaceuticals—0.3%
Jazz Financing Lux SARL
1 mo. USD Term SOFR + 2.250%,
5.902%, due 05/05/28[2]	1,074,980	1,079,313

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Loan assignments—(continued)
Pipelines—0.9%
Rockpoint Gas Storage Partners LP
3 mo. USD Term SOFR + 2.500%,
6.200%, due 09/18/31[2]	2,024,375	$2,026,622
UGI Energy Services LLC
1 mo. USD Term SOFR + 2.500%,
6.152%, due 02/22/30[2]	1,500,575	1,508,228
		3,534,850
Real estate investment trusts—0.2%
Starwood Property Trust, Inc.
1 mo. USD Term SOFR + 1.750%,
5.402%, due 11/18/27[2]	987,174	985,170

Software—0.2%
Central Parent, Inc.
3 mo. USD Term SOFR + 3.250%,
6.950%, due 07/06/29[2]	1,466,419	655,489

Telecommunications—0.3%
Iridium Satellite LLC
1 mo. USD Term SOFR + 2.250%,
5.902%, due 09/20/30[2]	1,356,940	1,331,334

Transportation—0.3%
Stonepeak Nile Parent LLC
3 mo. USD Term SOFR + 2.250%,
5.919%, due 04/09/32[2]	1,241,887	1,245,775
Total loan assignments (cost—$34,832,472)		33,743,321

Mortgage-backed securities—11.6%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class B,
4.230%, due 08/10/35[2,3]	124,000	119,040
1301 Trust,
Series 2025-1301, Class D,
6.430%, due 08/11/42[2,3]	90,000	90,225

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
A&D Mortgage Trust,
Series 2026-NQM2, Class A1,
4.811%, due 03/25/71[2,3]	83,072	$82,544
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1,
4.711%, due 09/25/35[2]	16,248	13,895
BAHA Trust,
Series 2024-MAR, Class B,
7.069%, due 12/10/41[2,3]	1,400,000	1,446,842
Banc of America Funding Trust,
Series 2005-D, Class A1,
5.495%, due 05/25/35[2]	87,883	84,433
Bank,
Series 2019-BN17, Class C,
4.660%, due 04/15/52[2]	72,000	68,031
Bank of America Mortgage Trust,
Series 2002-G, Class 1A3,
5.750%, due 07/20/32[2]	52	51
Bank5,
Series 2023-5YR3, Class C,
7.559%, due 09/15/56[2]	43,000	44,172
BBCMS Mortgage Trust,
Series 2022-C17, Class XA,
IO,
1.323%, due 09/15/55[2]	1,292,025	76,061
Series 2018-TALL, Class A,
1 mo. USD Term SOFR + 0.919%,
4.574%, due 03/15/37[2,3]	100,000	94,500
Series 2024-5C31, Class C,
5.756%, due 12/15/57[2]	34,000	33,787
Bear Stearns ALT-A Trust,
Series 2006-1, Class 21A2,
4.356%, due 02/25/36[2]	225,594	156,738

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2004-9, Class 2A1,
4.421%, due 09/25/34[2]	41,241	$37,255
Series 2005-7, Class 22A1,
4.705%, due 09/25/35[2]	206,982	107,506
Bear Stearns ARM Trust,
Series 2004-7, Class 1A1,
0.000%, due 10/25/34[2,11]	36,550	27,352
Series 2004-6, Class 2A1,
4.040%, due 09/25/34[2]	98,471	90,453
Series 2003-5, Class 2A1,
4.467%, due 08/25/33[2]	28,441	26,319
Series 2004-3, Class 1A2,
4.602%, due 07/25/34[2]	28,413	26,936
Series 2003-1, Class 6A1,
6.000%, due 04/25/33[2]	2,542	2,571
Benchmark Mortgage Trust,
Series 2020-B16, Class C,
3.521%, due 02/15/53[2]	59,000	49,191
Series 2018-B4, Class A2,
3.976%, due 07/15/51	23,268	23,177
Series 2026-V21, Class C,
6.006%, due 03/15/59	67,000	65,925
BLP Commercial Mortgage Trust,
Series 2025-IND2, Class D,
1 mo. USD Term SOFR + 2.650%,
6.305%, due 12/15/42[2,3]	93,000	93,174
BRAVO Residential Funding Trust,
Series 2025-NQM5, Class A3,
5.800%, due 02/25/65[2,3]	104,791	105,070
BX Commercial Mortgage Trust,

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2026-CSMO, Class A,
1 mo. USD Term SOFR + 1.400%,
5.055%, due 02/15/43[2,3]	1,220,000	$1,220,762
Series 2026-LP3, Class B,
1 mo. USD Term SOFR + 1.550%,
5.200%, due 04/15/43[2,3]	770,000	771,684
Series 2024-KING, Class C,
1 mo. USD Term SOFR + 1.940%,
5.595%, due 05/15/34[2,3]	103,636	103,636
Series 2024-MF, Class C,
1 mo. USD Term SOFR + 1.941%,
5.596%, due 02/15/39[2,3]	143,444	143,847
Series 2024-GPA2, Class C,
1 mo. USD Term SOFR + 2.191%,
5.846%, due 11/15/41[2,3]	117,931	118,152
Series 2024-KING, Class D,
1 mo. USD Term SOFR + 2.490%,
6.144%, due 05/15/34[2,3]	118,441	118,441
Series 2024-XL5, Class D,
1 mo. USD Term SOFR + 2.690%,
6.345%, due 03/15/41[2,3]	114,100	114,171
BX Trust,
Series 2019-OC11, Class D,
4.076%, due 12/09/41[2,3]	100,000	94,773

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2026-OPTM, Class A,
1 mo. USD Term SOFR + 1.200%,
4.855%, due 03/15/39[2,3]	620,000	$618,450
Series 2026-RISE, Class A,
1 mo. USD Term SOFR + 1.300%,
4.970%, due 04/15/41[2,3]	1,140,000	1,141,425
Series 2025-ROIC, Class D,
1 mo. USD Term SOFR + 1.993%,
5.647%, due 03/15/30[2,3]	192,275	191,915
Series 2025-ARIA, Class C,
5.701%, due 12/13/42[2,3]	125,000	125,382
Series 2024-BIO, Class C,
1 mo. USD Term SOFR + 2.640%,
6.295%, due 02/15/41[2,3]	100,000	99,375
Series 2022-CLS, Class B,
6.300%, due 10/13/27[3]	2,700,000	2,692,167
Series 2025-GW, Class D,
1 mo. USD Term SOFR + 2.750%,
6.405%, due 07/15/42[2,3]	100,000	100,125
Series 2025-VOLT, Class D,
1 mo. USD Term SOFR + 2.750%,
6.405%, due 12/15/44[2,3]	100,000	99,594
Series 2024-VLT4, Class E,
1 mo. USD Term SOFR + 2.889%,
6.544%, due 06/15/41[2,3]	130,492	128,539

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2025-VLT7, Class D,
1 mo. USD Term SOFR + 3.250%,
6.905%, due 07/15/44[2,3]	128,000	$127,840
Chase Home Lending Mortgage Trust,
Series 2025-10, Class A9B,
5.500%, due 07/25/56[2,3]	82,143	81,607
Series 2024-2, Class A6A,
6.000%, due 02/25/55[2,3]	52,032	52,137
Series 2024-3, Class A6,
6.000%, due 02/25/55[2,3]	84,319	84,544
Series 2024-11, Class A9A,
6.000%, due 11/25/55[2,3]	34,421	34,644
Series 2024-11, Class A9,
6.300%, due 11/25/55[2,3]	18,309	18,517
Chase Mortgage Finance Trust,
Series 2007-S6, Class 2A1,
5.500%, due 12/25/22[8]	472,347	176,352
Series 2005-S3, Class A10,
5.500%, due 11/25/35	650,885	450,655
CHI Commercial Mortgage Trust,
Series 2025-110W, Class D,
6.629%, due 12/13/40[2,3]	135,000	132,368
Series 2025-SFT, Class D,
7.569%, due 04/15/42[2,3]	100,000	101,657
CHL Mortgage Pass-Through Trust,
Series 2005-HYB9, Class 5A1,
1 yr. USD Term SOFR + 2.465%,
6.148%, due 02/20/36[2]	74,995	70,767
CHL Reperforming Loan REMICS Trust,

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2006-R1, Class AF1,
1 mo. USD Term SOFR + 0.454%,
4.109%, due 01/25/36[2,3]	133,482	$127,399
Series 2003-R4, Class 2A,
4.719%, due 01/25/34[2,3]	295,071	268,896
Citigroup Commercial Mortgage Trust,
Series 2023-SMRT, Class C,
6.048%, due 06/12/40[2,3]	100,000	100,514
Series 2023-PRM3, Class C,
6.572%, due 07/10/28[2,3]	100,000	101,861
Series 2023-PRM3, Class B,
6.572%, due 07/10/28[2,3]	1,120,000	1,147,717
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A3,
1 yr. CMT + 1.800%,
5.510%, due 09/25/35[2]	174	173
Series 2005-4, Class A,
5.675%, due 08/25/35[2]	13,494	13,477
Series 2005-6, Class A2,
1 yr. CMT + 2.150%,
5.860%, due 09/25/35[2]	2,270	2,286
Series 2005-11, Class A1A,
1 yr. CMT + 2.400%,
6.190%, due 05/25/35[2]	6,822	6,919
COMM Mortgage Trust,
Series 2025-SBX, Class A,
5.432%, due 08/10/41[2,3]	980,000	977,839
Series 2024-CBM, Class D,
8.190%, due 12/10/41[2,3]	100,000	102,065

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
CONE Trust,
Series 2024-DFW1, Class D,
1 mo. USD Term SOFR + 3.040%,
6.694%, due 08/15/41[2,3]	57,000	$56,484
Countrywide Alternative Loan Trust,
Series 2005-62, Class 2A1,
1 yr. USD MTA + 1.000%,
4.509%, due 12/25/35[2]	54,933	47,805
Series 2006-14CB, Class A1,
6.000%, due 06/25/36	1,108,313	570,786
Series 2006-41CB, Class 1A9,
6.000%, due 01/25/37	280,477	135,527
Series 2003-J3, Class 2A1,
6.250%, due 12/25/33	8,472	8,602
Cross Mortgage Trust,
Series 2024-H8, Class M1,
6.315%, due 12/25/69[2,3]	100,000	100,222
CRSO Trust
7.658%, due 07/10/28[2]	1,130,000	1,156,379
DC Commercial Mortgage Trust,
Series 2023-DC, Class B,
6.804%, due 09/12/40[3]	860,000	869,662
DC Office Trust,
Series 2019-MTC, Class D,
3.174%, due 09/15/45[2,3]	100,000	86,383
DSLA Mortgage Loan Trust,
Series 2005-AR4, Class 2A1A,
1 mo. USD Term SOFR + 0.634%,
4.296%, due 08/19/45[2]	79,227	71,544
Ellington Financial Mortgage Trust,
Series 2024-INV2, Class A3,
5.441%, due 10/25/69[2,3]	81,351	81,247

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2024-INV2, Class M1,
5.726%, due 10/25/69[2,3]	100,000	$99,476
ELM Trust,
Series 2024-ELM, Class D15,
6.897%, due 06/10/39[2,3]	100,000	99,906
Federal Home Loan Mortgage Corp. Multiclass Certificates,
Series 2020-RR04, Class X,
IO,
2.126%, due 02/27/29[2]	3,436,302	144,643
Federal Home Loan Mortgage Corp. REMICS,
Series 2400, Class FQ,
30 day USD SOFR Average + 0.614%,
4.254%, due 01/15/32[2]	1,438	1,437
Series 2764, Class LZ,
4.500%, due 03/15/34	139,893	139,434
Series 5475, Class FA,
30 day USD SOFR Average + 1.100%,
4.745%, due 11/25/54[2]	124,868	125,738
Series 5471, Class FK,
30 day USD SOFR Average + 1.150%,
4.795%, due 08/25/54[2]	167,865	169,366
Series 5474, Class FB,
30 day USD SOFR Average + 1.150%,
4.795%, due 11/25/54[2]	213,682	215,584
Series 5468, Class FB,
30 day USD SOFR Average + 1.200%,
4.845%, due 11/25/54[2]	201,186	201,790
Series 2921, Class PG,
5.000%, due 01/15/35	343,251	347,075
Series 5521, Class FB,
30 day USD SOFR Average + 1.700%,
5.345%, due 03/25/55[2]	165,133	167,128
Series 5513, Class FJ,
30 day USD SOFR Average + 1.800%,
5.445%, due 11/25/54[2]	163,789	166,197

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2764, Class ZG,
5.500%, due 03/15/34	99,985	$102,389
Series 2983, Class TZ,
6.000%, due 05/15/35	332,318	345,061
Series 3149, Class CZ,
6.000%, due 05/15/36	427,275	445,590
Federal Home Loan Mortgage Corp. STACR REMICS Trust,
Series 2021-DNA7, Class M2,
30 day USD SOFR Average + 1.800%,
5.445%, due 11/25/41[2,3]	130,000	130,618
Series 2024-HQA1, Class M2,
30 day USD SOFR Average + 2.000%,
5.645%, due 03/25/44[2,3]	210,000	211,376
Series 2022-DNA1, Class M2,
30 day USD SOFR Average + 2.500%,
6.145%, due 01/25/42[2,3]	417,000	421,047
Series 2022-DNA3, Class M1B,
30 day USD SOFR Average + 2.900%,
6.545%, due 04/25/42[2,3]	99,000	100,697
Series 2022-DNA4, Class M1B,
30 day USD SOFR Average + 3.350%,
6.995%, due 05/25/42[2,3]	180,000	184,050
Series 2021-DNA6, Class B1,
30 day USD SOFR Average + 3.400%,
7.045%, due 10/25/41[2,3]	200,000	202,174
Series 2022-DNA2, Class M2,
30 day USD SOFR Average + 3.750%,
7.395%, due 02/25/42[2,3]	439,000	448,193

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2022-DNA3, Class M2,
30 day USD SOFR Average + 4.350%,
7.995%, due 04/25/42[2,3]	111,000	$114,485
Series 2022-DNA5, Class M1B,
30 day USD SOFR Average + 4.500%,
8.145%, due 06/25/42[2,3]	192,000	199,260
Series 2022-HQA1, Class M2,
30 day USD SOFR Average + 5.250%,
8.895%, due 03/25/42[2,3]	221,000	228,781
Series 2022-DNA4, Class B1,
30 day USD SOFR Average + 6.250%,
9.895%, due 05/25/42[2,3]	81,000	85,046
Series 2022-HQA1, Class B1,
30 day USD SOFR Average + 7.000%,
10.645%, due 03/25/42[2,3]	200,000	209,882
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates,
Series T-54, Class 2A,
6.500%, due 02/25/43	276,527	290,332
Series T-58, Class 2A,
6.500%, due 09/25/43	105,681	107,494
Federal National Mortgage Association Connecticut Avenue Securities Trust,
Series 2026-R02, Class 1M2,
30 day USD SOFR Average + 1.500%,
5.145%, due 02/25/46[2,3]	100,000	100,238
Series 2026-R03, Class 2M2,
30 day USD SOFR Average + 1.550%,
5.190%, due 04/25/46[2,3]	173,000	173,302

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2025-R06, Class 1M2,
30 day USD SOFR Average + 1.550%,
5.195%, due 09/25/45[2,3]	153,000	$153,272
Series 2025-R02, Class 1M2,
30 day USD SOFR Average + 1.600%,
5.245%, due 02/25/45[2,3]	108,000	108,272
Series 2025-R01, Class 1B1,
30 day USD SOFR Average + 1.700%,
5.345%, due 01/25/45[2,3]	90,000	89,607
Series 2025-R02, Class 1B1,
30 day USD SOFR Average + 1.950%,
5.595%, due 02/25/45[2,3]	75,000	74,993
Series 2022-R04, Class 1M2,
30 day USD SOFR Average + 3.100%,
6.745%, due 03/25/42[2,3]	191,000	194,215
Series 2022-R01, Class 1B1,
30 day USD SOFR Average + 3.150%,
6.795%, due 12/25/41[2,3]	178,000	180,200
Series 2023-R02, Class 1M2,
30 day USD SOFR Average + 3.350%,
6.995%, due 01/25/43[2,3]	144,000	148,944
Series 2022-R03, Class 1M2,
30 day USD SOFR Average + 3.500%,
7.145%, due 03/25/42[2,3]	82,000	83,763

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2023-R01, Class 1M2,
30 day USD SOFR Average + 3.750%,
7.395%, due 12/25/42[2,3]	133,000	$138,457
Series 2022-R08, Class 1B1,
30 day USD SOFR Average + 5.600%,
9.245%, due 07/25/42[2,3]	336,000	353,640
Federal National Mortgage Association REMICS,
Series 2024-40, Class FA,
30 day USD SOFR Average + 1.150%,
4.795%, due 03/25/54[2]	168,534	169,889
Series 2024-67, Class FA,
30 day USD SOFR Average + 1.170%,
4.815%, due 09/25/54[2]	174,820	176,301
Series 2025-6, Class FC,
30 day USD SOFR Average + 1.600%,
5.245%, due 02/25/55[2]	166,003	167,532
Series 2025-35, Class HF,
30 day USD SOFR Average + 1.700%,
5.345%, due 05/25/55[2]	172,797	174,845
Series 2025-6, Class LF,
30 day USD SOFR Average + 1.800%,
5.445%, due 02/25/55[2]	169,314	171,747
Series 2006-65, Class GD,
6.000%, due 07/25/26	185	184
Series 2003-64, Class AH,
6.000%, due 07/25/33	413,966	426,446
Federal National Mortgage Association REMICS Trust,
Series 1999-W4, Class A9,
6.250%, due 02/25/29	18,668	18,873

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Federal National Mortgage Association Trust,
Series 2004-W8, Class 2A,
6.500%, due 06/25/44	90,801	$92,319
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3, Class 2A1,
5.992%, due 08/25/35[2]	6,560	4,284
Government National Mortgage Association REMICS,
Series 2020-86, Class WK,
1.000%, due 06/20/50	193,704	148,390
Series 2021-119, Class NC,
1.500%, due 07/20/51	172,492	141,878
Series 2021-103, Class HE,
2.000%, due 06/20/51	168,404	138,777
Series 2018-38, Class WF,
1 mo. USD Term SOFR + 0.414%,
4.079%, due 10/20/43[2]	454,762	440,374
Series 2017-182, Class FW,
1 mo. USD Term SOFR + 0.464%,
4.129%, due 05/20/47[2]	148,409	143,038
Series 2015-H20, Class FB,
1 mo. USD Term SOFR + 0.714%,
4.379%, due 08/20/65[2]	158,964	159,041
Series 2025-4, Class FY,
30 day USD SOFR Average + 1.600%,
5.240%, due 01/20/55[2]	157,430	158,725
GS Mortgage Securities Trust,
Series 2019-GC42, Class C,
3.834%, due 09/10/52[2]	79,000	65,494
Series 2016-GS2, Class C,
4.732%, due 05/10/49[2]	70,000	67,014

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 2A1,
4.856%, due 09/25/35[2]	53,399	$51,441
HarborView Mortgage Loan Trust,
Series 2004-11, Class 3A1A,
1 mo. USD Term SOFR + 0.814%,
4.476%, due 01/19/35[2]	13,062	12,459
Series 2005-4, Class 3A1,
4.652%, due 07/19/35[2]	87,259	64,935
Hudson Yards Mortgage Trust,
Series 2025-SPRL, Class D,
6.551%, due 01/13/40[2,3]	100,000	102,505
Series 2025-SPRL, Class E,
6.901%, due 01/13/40[2,3]	100,000	102,945
INTOWN Mortgage Trust,
Series 2025-STAY, Class A,
1 mo. USD Term SOFR + 1.350%,
5.005%, due 03/15/42[2,3]	1,660,000	1,658,962
IP Mortgage Trust,
Series 2025-IP, Class D,
6.525%, due 06/10/42[2,3]	55,000	55,537
Series 2025-IP, Class E,
7.074%, due 06/10/42[2,3]	31,000	31,408
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2022-OPO, Class D,
3.565%, due 01/05/39[2,3]	144,000	109,584
JP Morgan Mortgage Trust,
Series 2005-A8, Class 1A1,
4.723%, due 11/25/35[2]	199,294	154,852

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2006-A4, Class 2A2,
5.469%, due 06/25/36[2]	105,024	$70,101
Series 2025-NQM3, Class A2,
5.648%, due 11/25/65[2,3]	80,206	80,314
LHOME Mortgage Trust,
Series 2024-RTL4, Class A1,
5.921%, due 07/25/39[2,3]	217,000	217,540
MAD Commercial Mortgage Trust,
Series 2025-11MD, Class D,
6.571%, due 10/15/42[2,3]	217,000	219,328
Manhattan West Mortgage Trust,
Series 2020-1MW, Class D,
2.413%, due 09/10/39[2,3]	100,000	95,771
MFA Trust,
Series 2025-NQM5, Class A2,
5.338%, due 11/25/70[2,3]	92,672	92,280
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33, Class C,
4.558%, due 05/15/50[2]	18,000	17,108
Series 2025-C35, Class C,
6.349%, due 08/15/58[2]	42,000	42,354
Morgan Stanley Capital I Trust,
Series 2017-H1, Class B,
4.075%, due 06/15/50	19,000	18,607
Series 2017-H1, Class C,
4.281%, due 06/15/50[2]	50,000	47,542
Series 2018-H4, Class C,
5.215%, due 12/15/51[2]	45,000	42,073

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-NQM3, Class M1,
5.609%, due 07/25/69[2,3]	100,000	$99,333
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class A,
1 mo. USD Term SOFR + 1.397%,
5.057%, due 03/15/39[2,3]	2,650,000	2,649,172
NAAC Reperforming Loan REMICS Trust Certificates,
Series 2004-R3, Class A1,
6.500%, due 02/25/35[3]	277,348	241,390
New Residential Mortgage Loan Trust,
Series 2024-RTL2, Class A1,
5.443%, due 09/25/39[2,3]	112,000	112,643
Series 2025-NQM3, Class M1,
6.320%, due 05/25/65[2,3]	100,000	100,717
NRM FHT1 Excess Owner LLC,
Series 2025-FHT1, Class A,
6.545%, due 03/25/32[2,3]	105,914	106,061
NYC Commercial Mortgage Trust,
Series 2025-3BP, Class D,
1 mo. USD Term SOFR + 2.441%,
6.096%, due 02/15/42[2,3]	100,000	100,125
NYMT Loan Trust,
Series 2024-INV1, Class A3,
5.834%, due 06/25/69[2,3]	85,075	85,350

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
OAKST Commercial Mortgage Trust,
Series 2023-NLP, Class A,
6.298%, due 03/15/40[2,3]	1,226,650	$1,209,905
OBX Trust,
Series 2021-NQM4, Class A1,
1.957%, due 10/25/61[2,3]	239,471	205,249
Series 2025-NQM7, Class A3,
5.864%, due 05/25/55[2,3]	69,437	69,779
One Bryant Park Trust,
Series 2019-OBP, Class A,
2.516%, due 09/15/54[3]	3,100,000	2,869,154
One Market Plaza Trust,
Series 2017-1MKT, Class A,
3.614%, due 02/10/32[3]	73,045	70,670
Series 2017-1MKT, Class C,
4.016%, due 02/10/32[3]	100,000	94,499
ONNI Commerical Mortgage Trust,
Series 2024-APT, Class C,
6.645%, due 07/15/39[2,3]	136,000	137,867
ORL Trust,
Series 2024-GLKS, Class D,
1 mo. USD Term SOFR + 2.791%,
6.445%, due 12/15/39[2,3]	100,000	100,313
PRM Trust,
Series 2025-PRM6, Class E,
6.803%, due 07/05/33[2,3]	127,000	126,776
RFMSI Trust,
Series 2004-S9, Class 1A23,
5.500%, due 12/25/34	124,548	121,794

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
ROCK Trust,
Series 2024-CNTR, Class D,
7.109%, due 11/13/41[3]	209,000	$218,763
SCOTT Trust,
Series 2023-SFS, Class A,
5.910%, due 03/10/40[3]	1,125,000	1,143,473
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1,
1 mo. USD Term SOFR + 0.514%,
4.176%, due 07/20/36[2]	25,650	21,994
SFO Commercial Mortgage Trust,
Series 2021-555, Class D,
1 mo. USD Term SOFR + 2.514%,
6.170%, due 05/15/38[2,3]	63,000	62,532
SG Residential Mortgage Trust,
Series 2021-2, Class A1,
1.737%, due 12/25/61[2,3]	92,852	79,512
SMRT Commercial Mortgage Trust,
Series 2022-MINI, Class E,
1 mo. USD Term SOFR + 2.700%,
6.355%, due 01/15/39[2,3]	115,000	114,713
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-8, Class 3A,
5.548%, due 07/25/34[2]	90,005	87,859
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 11A1,
1 mo. USD Term SOFR + 0.534%,
4.189%, due 04/25/36[2]	227,275	209,143

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Structured Asset Mortgage Investments Trust,
Series 2002-AR3, Class A1,
1 mo. USD Term SOFR + 0.774%,
4.436%, due 09/19/32[2]	6,113	$5,777
TCO Commercial Mortgage Trust,
Series 2024-DPM, Class C,
1 mo. USD Term SOFR + 1.992%,
5.647%, due 12/15/39[2,3]	100,000	100,125
Thornburg Mortgage Securities Trust,
Series 2007-4, Class 2A1,
3.996%, due 09/25/37[2]	59,448	59,189
Towd Point Mortgage Trust,
Series 2022-4, Class A1,
3.750%, due 09/25/62[3]	169,753	161,588
Verus Securitization Trust,
Series 2021-6, Class A1,
1.630%, due 10/25/66[2,3]	73,442	64,465
Series 2021-6, Class A3,
1.887%, due 10/25/66[2,3]	170,264	149,940
Series 2024-7, Class A1,
5.095%, due 09/25/69[2,3]	82,873	83,032
Series 2024-7, Class A3,
5.400%, due 09/25/69[2,3]	64,747	64,617
Series 2026-4, Class A3,
5.476%, due 04/25/71[3]	100,000	99,761
Series 2025-4, Class A3,
5.753%, due 05/25/70[2,3]	79,264	79,420

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR2, Class 2A1,
3.851%, due 03/25/36[2]	268,566	$240,876
Series 2005-AR13, Class A1A1,
1 mo. USD Term SOFR + 0.694%,
4.349%, due 10/25/45[2]	124,052	120,711
Series 2006-AR9, Class 1A,
1 yr. USD MTA + 1.000%,
4.509%, due 08/25/46[2]	183,650	173,159
Series 2002-AR6, Class A,
1 yr. USD MTA + 1.400%,
4.909%, due 06/25/42[2]	3,489	3,309
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6, Class B,
3.811%, due 11/15/49	143,000	141,215
Series 2017-C39, Class C,
4.118%, due 09/15/50	36,000	32,970
WFRBS Commercial Mortgage Trust,
Series 2014-C22, Class XA,
IO,
0.383%, due 09/15/57[2]	574,830	89
WMRK Commercial Mortgage Trust,
Series 2022-WMRK, Class C,
1 mo. USD Term SOFR + 4.083%,
7.738%, due 11/15/27[2,3]	2,711,708	2,715,158
Total mortgage-backed securities (cost—$47,134,706)		46,602,697

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value
Municipal bonds—0.4%
California—0.1%
Golden State Tobacco Securitization Corp., Taxable Refunding, Revenue Bonds,
Series A-1,
3.714%, due 06/01/41		200,000	$157,481

Florida—0.0%†
State Board of Administration Finance Corp., Florida Hurricane Catastrophe Fund, Revenue Bonds,
Series A,
5.526%, due 07/01/34		100,000	104,521

Illinois—0.3%
Sales Tax Securitization Corp. Second Lien, Taxable Refunding, Revenue Bonds,
Series B,
3.057%, due 01/01/34		1,400,000	1,243,977

New York—0.0%†
New York City Transitional Finance Authority, Future Tax, Revenue Bonds,
Series C-2,
4.375%, due 05/01/37		140,000	133,338

Texas—0.0%†
Texas Natural Gas Securitization Finance Corp., Revenue Bonds,
Series 2023-1,Class A1
5.102%, due 04/01/35		79,079	81,194
Total municipal bonds (cost—$1,750,033)			1,720,511

Non-U.S. government agency obligations—2.6%
Angola—0.0%†
Angola Government International Bonds
8.000%, due 11/26/29[3]		10,000	10,181
8.750%, due 04/14/32[3]		10,000	10,397
9.125%, due 11/26/49[3]		20,000	19,080
9.375%, due 03/31/33[3]		20,000	21,154
9.375%, due 05/08/48[3]		25,000	24,351
			85,163
Australia—0.0%†
Australia Government Bonds
2.750%, due 06/21/35[5]	AUD	300,000	180,021

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
Brazil—0.1%
Brazil Government International Bonds
6.250%, due 05/22/36		20,000	$19,920
7.250%, due 01/12/56		100,000	100,700
Brazil Letras do Tesouro Nacional
0.000%, due 10/01/26[11]	BRL	2,200,000	420,314
			540,934

Canada—0.2%
Province of Alberta
3.050%, due 12/01/48		335,000	191,352
3.100%, due 06/01/50		95,000	54,153
Province of British Columbia
4.600%, due 06/18/57		335,000	241,515
Province of Ontario
1.900%, due 12/02/51		140,000	60,931
2.650%, due 12/02/50		240,000	125,038
2.900%, due 06/02/49		120,000	66,305
4.150%, due 12/02/54		90,000	60,883
4.600%, due 12/02/55		165,000	120,423
			920,600
Chile—0.1%
Chile Government International Bonds
3.500%, due 01/31/34		210,000	191,730

Costa Rica—0.1%
Costa Rica Government International Bonds
6.550%, due 04/03/34[3]		200,000	214,550
7.158%, due 03/12/45[5]		30,000	33,043
			247,593
Dominican Republic—0.1%
Dominican Republic International Bonds
5.300%, due 01/21/41[3]		10,000	8,840
5.875%, due 10/28/35[3]		25,000	24,450
5.875%, due 01/30/60[3]		25,000	21,725
6.400%, due 06/05/49[3]		10,000	9,580
6.850%, due 01/27/45[3]		60,000	60,300
6.950%, due 03/15/37[3]		185,000	193,140
7.150%, due 02/24/55[3]		30,000	31,320
			349,355

El Salvador—0.0%†
El Salvador Government International Bonds
9.500%, due 07/15/52[3]		25,000	27,960

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
Guatemala—0.0%†
Guatemala Government Bonds
6.875%, due 08/15/55[3]		30,000	$32,412

Indonesia—0.0%†
Indonesia Government International Bonds
4.625%, due 04/15/43[3]		165,000	146,850

Israel—0.1%
Israel Government International Bonds
5.500%, due 03/12/34		200,000	203,625
5.875%, due 01/13/56		25,000	23,937
			227,562
Italy—0.0%†
Italy Buoni Poliennali Del Tesoro
2.850%, due 02/01/31[5]	EUR	100,000	115,533

Ivory Coast—0.1%
Ivory Coast Government International Bonds
6.750%, due 02/25/41[3]		30,000	27,646
7.625%, due 01/30/33[3]		20,000	21,006
8.075%, due 04/01/36[3]		180,000	190,833
8.250%, due 01/30/37[3]		75,000	80,463
			319,948
Japan—0.2%
Japan Bank for International Cooperation
2.875%, due 07/21/27		300,000	295,790
Japan International Cooperation Agency
2.750%, due 04/27/27		300,000	296,425
			592,215
Kazakhstan—0.1%
Kazakhstan Government International Bonds
5.500%, due 07/01/37[3]		200,000	203,850

Mexico—0.3%
Eagle Funding Luxco SARL
5.500%, due 08/17/30[3]		365,000	367,445

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
Mexico—(continued)
Mexico Government International Bonds
3.500%, due 09/19/29	EUR	100,000	$116,540
5.375%, due 03/22/33		30,000	29,490
5.625%, due 02/09/34		200,000	198,000
6.125%, due 02/09/38		200,000	197,800
6.338%, due 05/04/53		65,000	61,206
6.350%, due 02/09/35		50,000	51,500
6.400%, due 05/07/54		15,000	14,184
7.375%, due 05/13/55		25,000	26,641
			1,062,806
Morocco—0.1%
Morocco Government International Bonds
6.500%, due 09/08/33[3]		400,000	427,528

Nigeria—0.0%†
Nigeria Government International Bonds
7.375%, due 09/28/33[3]		40,000	40,894
8.250%, due 09/28/51[3]		20,000	20,263
8.631%, due 01/13/36[3]		20,000	21,880
			83,037
Panama—0.0%†
Panama Government International Bonds
5.227%, due 02/23/34		10,000	9,979
5.662%, due 02/23/38		70,000	70,372
			80,351
Paraguay—0.0%†
Paraguay Government International Bonds
5.400%, due 03/30/50[3]		60,000	54,390

Peru—0.1%
Peru Government International Bonds
5.400%, due 08/12/34[5]		331,000	91,257
6.150%, due 08/12/32[3]		800,000	237,499
6.950%, due 08/12/31[5]		81,000	24,986
			353,742
Poland—0.0%†
Republic of Poland Government International Bonds
5.125%, due 09/18/34		100,000	100,800

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
Qatar—0.1%
Qatar Government International Bonds
4.400%, due 04/16/50[3]		60,000	$51,113
4.800%, due 04/08/33[3]		200,000	202,000
4.875%, due 02/27/35[3]		110,000	112,705
			365,818
Romania—0.1%
Romania Government International Bonds
3.000%, due 02/14/31[5]		104,000	93,110
5.375%, due 03/22/31[3]	EUR	250,000	298,510
5.750%, due 09/16/30[3]		20,000	20,200
5.750%, due 03/24/35[3]		10,000	9,610
6.000%, due 05/25/34[3]		20,000	19,750
6.625%, due 05/16/36[3]		25,000	25,263
			466,443
Saudi Arabia—0.1%
Saudi Government International Bonds
3.250%, due 11/17/51[3]		120,000	77,106
3.750%, due 01/21/55[3]		50,000	34,513
4.875%, due 07/18/33[3]		200,000	198,773
5.000%, due 01/18/53[3]		200,000	172,368
5.625%, due 01/13/35[3]		35,000	36,312
			519,072
Serbia—0.0%†
Serbia International Bonds
6.000%, due 06/12/34[3]		35,000	35,892

South Africa—0.4%
Republic of South Africa Government Bonds
6.250%, due 03/31/36		400,000	19,823
8.750%, due 01/31/44		90,000	5,095
8.750%, due 02/28/48		400,000	22,643
8.875%, due 02/28/35		11,470,000	691,478
9.000%, due 01/31/40		530,000	31,090
Republic of South Africa Government International Bonds
5.650%, due 09/27/47		90,000	72,720
5.750%, due 09/30/49		65,000	52,520
6.125%, due 12/11/37[3]		75,000	71,400
7.100%, due 11/19/36[3]		355,000	371,330
7.250%, due 12/11/55[3]		20,000	18,840
7.300%, due 04/20/52		10,000	9,583
7.950%, due 11/19/54[3]		80,000	81,704
			1,448,226
Supranationals—0.1%
European Union
2.875%, due 10/05/29[5]		400,000	469,676

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
Trinidad And Tobago—0.0%†
Trinidad & Tobago Government International Bonds
6.500%, due 01/28/36[3]		15,000	$15,361

Turkey—0.0%†
Turkiye Government International Bonds
5.750%, due 05/11/47		40,000	31,100

United Arab Emirates—0.1%
Abu Dhabi Government International Bonds
5.000%, due 04/30/34[3]		290,000	296,380
5.500%, due 04/30/54[3]		15,000	14,597
			310,977
United Kingdom—0.1%
U.K. Gilts
4.375%, due 07/31/54[5]	GBP	395,000	437,361

Uruguay—0.0%†
Uruguay Government International Bonds
5.100%, due 06/18/50		95,000	88,262
Total non-U.S. government agency obligations (cost—$10,487,184)			10,532,568

U.S. government agency obligations—8.4%
Federal Home Loan Bank Discount Notes
0.000%, due 06/17/26[12]		900,000	895,764
Federal Home Loan Mortgage Corp.
2.500%, due 09/01/52		216,126	182,070
3.500%, due 05/01/52		419,615	382,701
3.500%, due 07/01/52		68,241	62,342
4.000%, due 04/01/52		444,195	418,423
4.000%, due 10/01/52		85,680	80,693
4.000%, due 01/01/54		51,855	48,841
4.500%, due 08/01/52		669,866	648,283
4.500%, due 10/01/52		188,513	182,319
4.500%, due 03/01/56		99,682	96,052
5.000%, due 10/01/52		185,457	183,943
5.000%, due 11/01/52		258,751	256,871
5.000%, due 12/01/52		365,101	362,449
5.000%, due 02/01/53		186,478	184,888
5.000%, due 05/01/53		160,324	159,020
5.000%, due 03/01/54		195,112	192,613

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]	Value
U.S. government agency obligations—(continued)
5.500%, due 04/01/53	408,500	$412,423
5.500%, due 07/01/53	215,110	217,212
5.500%, due 10/01/53	150,302	151,686
5.500%, due 11/01/53	113,430	114,991
5.500%, due 12/01/53	345,314	348,440
5.500%, due 03/01/54	105,730	106,914
5.500%, due 06/01/54	114,159	115,589
5.500%, due 07/01/54	29,695	30,007
5.500%, due 06/01/55	89,006	89,498
6.000%, due 06/01/53	164,040	168,719
6.000%, due 07/01/53	301,910	308,912
6.000%, due 08/01/53	121,061	123,861
6.000%, due 04/01/55	162,996	166,667
Federal National Mortgage Association
3.000%, due 02/01/52	845,268	746,635
3.000%, due 03/01/53	41,642	36,557
3.500%, due 09/01/52	140,883	128,489
4.000%, due 06/01/52	231,068	218,152
4.000%, due 10/01/52	71,855	68,241
4.000%, due 02/01/54	131,408	124,063
4.500%, due 10/01/52	189,638	183,324
4.500%, due 05/01/53	164,024	159,051
4.500%, due 12/01/54	194,272	187,165
5.000%, due 11/01/26[2,13,14]	363	363
5.000%, due 10/01/52	229,939	227,955
5.000%, due 12/01/52	433,990	430,837
5.000%, due 02/01/53	373,808	371,158
5.000%, due 03/01/53	171,332	169,445
5.000%, due 04/01/53	352,387	349,797
5.000%, due 05/01/53	82,801	82,128
5.000%, due 06/01/53	420,505	417,086
5.000%, due 07/01/53	162,837	161,987
5.000%, due 02/01/56	123,174	121,418
5.187%, due 11/01/34[2]	945,133	967,129
5.500%, due 01/01/53	337,398	341,345
5.500%, due 02/01/53	165,664	167,519
5.500%, due 03/01/53	46,988	47,473
5.500%, due 06/01/53	106,461	107,511
5.500%, due 06/01/54	129,907	130,856
5.500%, due 07/01/54	124,524	125,849
5.500%, due 09/01/55	105,884	106,457
6 mo. USD RFUCCT + 1.538%,
5.788%, due 01/01/36[2]	2,186	2,203
1 yr. USD RFUCCT + 1.603%,
5.978%, due 12/01/35[2]	10,969	11,128
1 yr. USD RFUCCT + 1.815%,
5.998%, due 03/01/36[2]	13,105	13,346

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]	Value
U.S. government agency obligations—(continued)
6.000%, due 06/01/53	271,910	$278,365
6.000%, due 07/01/53	304,229	311,285
6.000%, due 08/01/53	29,916	30,608
6.000%, due 02/01/54	96,948	99,146
6.000%, due 07/01/55	135,401	139,085
1 yr. CMT + 2.106%,
6.001%, due 05/01/30[2]	6,888	6,930
1 yr. USD RFUCCT + 1.821%,
6.072%, due 03/01/36[2]	11,383	11,606
1 yr. USD RFUCCT + 1.780%,
6.155%, due 11/01/35[2]	2,519	2,570
1 yr. USD RFUCCT + 1.912%,
6.162%, due 02/01/36[2]	7,691	7,861
1 yr. CMT + 2.228%,
6.164%, due 04/01/27[2]	996	996
Government National Mortgage Association
5.000%, due 12/20/49	34,234	34,563
5.000%, due 10/20/54	384,898	382,731
1 yr. CMT + 1.500%,
5.625%, due 05/20/26[2]	6	6
Government National Mortgage Association, TBA
3.500%	455,000	410,872
4.000%	500,000	465,984
4.500%	580,000	558,652
5.000%	220,000	218,122
6.000%	420,000	428,282
Uniform Mortgage-Backed Security, TBA
4.000%	560,000	524,917
4.500%	3,275,000	3,149,020
5.000%	2,635,000	2,594,843
5.500%	9,265,000	9,304,060
6.000%	1,950,000	1,989,978
Total U.S. government agency obligations (cost—$33,737,702)		33,847,340

U.S. Treasury obligations—11.4%
U.S. Treasury Bonds
1.375% due 08/15/50	8,650,000	4,178,693
1.625% due 11/15/50	2,200,000	1,133,859
1.750% due 08/15/41	8,775,000	5,824,749
1.875% due 02/15/51	725,000	397,617
1.875% due 11/15/51	150,000	81,334
2.000% due 11/15/41	100,000	68,656
2.000% due 02/15/50	1,100,000	632,973
2.000% due 08/15/51	675,000	379,450
2.250% due 08/15/49	675,000	415,020
2.375% due 11/15/49	100,000	62,984

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]	Value
U.S. Treasury obligations—(continued)
2.375% due 05/15/51	100,000	$61,820
2.875% due 08/15/45	500,000	367,754
2.875% due 05/15/49	800,000	562,375
3.000% due 11/15/44	500,000	379,375
3.000% due 02/15/48	1,200,000	875,344
3.000% due 08/15/48	100,000	72,539
3.000% due 02/15/49	500,000	360,918
3.000% due 08/15/52	2,400,000	1,684,219
3.250% due 05/15/42	8,300,000	6,794,652
3.375% due 08/15/42	38,400	31,847
3.375% due 11/15/48	100,000	77,480
3.875% due 02/15/43	300,000	264,422
4.000% due 11/15/42	31,000	27,846
4.250% due 08/15/54	300,000	265,359
4.375% due 05/15/40	5,875,000	5,665,703
4.375% due 05/15/41	49,000	46,807
4.375% due 08/15/43	31,000	29,012
4.500% due 11/15/54	100,000	92,246
4.625% due 05/15/44	100,000	96,133
4.625% due 05/15/54	200,000	188,297
4.625% due 11/15/55	35,800	33,764
4.750% due 02/15/37	1,750,000	1,802,227
4.875% due 08/15/45	344,000	339,754
U.S. Treasury Inflation-Indexed Bonds
0.125% due 02/15/51	125,497	66,646
0.750% due 02/15/45	416,253	299,671
1.000% due 02/15/46	344,737	256,216
1.000% due 02/15/49	129,844	92,190
1.500% due 02/15/53	659,502	504,660
2.125% due 02/15/54	385,389	339,323
2.375% due 02/15/55	103,545	96,053
U.S. Treasury Inflation-Indexed Notes,
1.250%, due 04/15/28	762,510	767,342
U.S. Treasury Notes
0.500% due 08/31/27	5,900,000	5,644,871
2.625% due 07/31/29[15]	700,000	672,246
3.500% due 02/28/31	700,000	684,359
3.750% due 04/30/28	775,000	773,002
3.875% due 03/31/28	2,205,000	2,204,483
4.250% due 08/15/35	10,000	9,913
U.S. Treasury STRIPS Coupon
0.000% due 05/15/41[11]	300,000	141,246
0.000% due 08/15/41[11]	400,000	185,554
Total U.S. Treasury obligations (cost—$48,139,449)		46,033,003

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Preferred stocks—1.6%
Capital markets—0.8%
CION Investment Corp.[6]	$48,000	$1,211,040
OFS Capital Corp.	27,000	693,090
Trinity Capital, Inc.[6]	50,000	1,269,500
		3,173,630
Mortgage real estate investment—0.8%
Ellington Financial, Inc. Series C2,7	121,000	3,061,300
Total preferred stocks (cost—$6,150,000)		6,234,930

Exchange traded funds: 0.4%
Invesco Senior Loan ETF[6] (cost—$1,876,499)	82,474	1,697,315

Short-term investments—3.7%
Investment companies—3.0%
State Street Institutional U.S. Government Money Market Fund, 3.596%[16] (cost—$12,062,688)	12,062,688	12,062,688

	Face amount[1]
Short-term U.S. Treasury obligations—0.7%
U.S. Treasury Bills
3.582% due 07/09/26[16]	1,300,000	1,291,020
3.692% due 09/24/26[16]	1,350,000	1,330,254
Total short-term U.S. Treasury obligations (cost—$2,621,749)		2,621,274
Total Short-term investments (cost—$14,684,437)		14,683,962

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Investment of cash collateral from securities loaned—1.9%
Money market funds—1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.626%[16] (cost—$7,791,084)	7,791,084	$7,791,084

	Number of contracts	Notional amount
Swaptions Purchased—0.0%†
Call swaptions—0.0%†
1 Year Interest Rate Swap strike @ 3.500, expires 07/20/26 (Counterparty: DB; pay floating rate); underlying swap terminates 07/22/27	3,100,000	USD	3,100,000	2,122
1 Year Interest Rate Swap strike @ 3.500, expires 07/13/26 (Counterparty: CITI; pay floating rate); underlying swap terminates 07/15/27	2,900,000	USD	2,900,000	1,787
Total call swaptions				3,909
Total Swaptions Purchased (cost—$12,477)				3,909
Total investments—110.6% (cost—$448,070,652)[17]				444,738,794
Liabilities in excess of other assets—(10.6)%				(42,687,466)
Net assets—100.0%				$402,051,328

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Foreign exchange options written

Notional amount (000)		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	92,775	68,722	Call KRW vs. Put USD, 0.000, 1,350.000	BOA	07/09/26	$(246)	$(29)	$217
USD	238,275	176,500	Call KRW vs. Put USD, 0.000, 1,350.000	HSBC	07/09/26	(556)	(74)	482
USD	237,600	176,000	Call KRW vs. Put USD, 0.000, 1,350.000	HSBC	07/10/26	(454)	(78)	376

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

Notional amount (000)		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	164,400	121,778	Call KRW vs. Put USD, 0.000, 1,350.000	BOA	07/13/26	$(266)	$(57)	$209
Total						$(1,522)	$(238)	$1,284

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	675	6,000	10 Year U.S. Treasury Notes, strike @ 112.500	GS	05/22/26	$(1,102)	$(375)	$727
USD	112	1,000	10 Year U.S. Treasury Notes, strike @ 112.000	GS	05/22/26	(140)	(94)	46
Total						$(1,242)	$(469)	$773

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
EUR	105,000	100,000	iTraxx Europe S45, strike @ 1.050	BOA	05/20/26	$(173)	$(8)	$165
USD	170,000	200,000	CDX.NA.IG.S45, strike @ 0.850	GSI	05/20/26	(235)	(16)	219
USD	220	2,000	10 Year U.S. Treasury Notes, strike @ 110.000	GS	05/22/26	(466)	(594)	(128)
USD	553	5,000	10 Year U.S. Treasury Notes, strike @ 110.500	GS	05/22/26	(1,567)	(2,266)	(699)
USD	320,000	400,000	CDX.NA.IG.S45, strike @ 0.800	GSI	06/17/26	(440)	(103)	337
Total						$(2,881)	$(2,987)	$(106)
Total options written						$(4,123)	$(3,456)	$667

Swaptions written

Notional amount (000)		Number of contracts	Call Swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	3,100	3,100,000	1 Year Interest Rate Swap strike @ 3.080 terminating 07/22/27	DB	Pay	07/20/26	$(2,377)	$(678)	$1,699
USD	3,100	3,100,000	1 Year Interest Rate Swap strike @ 3.290 terminating 07/22/27	DB	Pay	07/20/26	(3,720)	(1,181)	2,539
USD	2,900	2,900,000	1 Year Interest Rate Swap strike @ 3.250 terminating 07/15/27	CITI	Pay	07/13/26	(3,190)	(857)	2,333
USD	2,900	2,900,000	1 Year Interest Rate Swap strike @ 3.000 terminating 07/15/27	CITI	Pay	07/13/26	(2,494)	(432)	2,062
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.685 terminating 05/05/36	BOA	Pay	05/01/26	(282)	—	282
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.733 terminating 05/11/36	BOA	Pay	05/07/26	(283)	(8)	275

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

Notional amount (000)		Number of contracts	Call Swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.684 terminating 05/13/36	MSCI	Pay	05/11/26	$(250)	$(12)	$238
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.720 terminating 05/22/36	BOA	Pay	05/20/26	(269)	(72)	197
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.742 terminating 05/28/36	GS	Pay	05/26/26	(252)	(111)	141
Total							$(13,117)	$(3,351)	$9,766

Notional amount (000)		Number of contracts	Put Swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	100	100,000	10 Year Interest Rate Swap strike @ 4.025 terminating 05/05/36	BOA	Pay	05/01/26	$(282)	$(5)	$277
USD	200	200,000	2 Year Interest Rate Swap strike @ 3.842 terminating 05/08/28	GS	Pay	05/06/26	(210)	(23)	187
GBP	100	100,000	2 Year Interest Rate Swap strike @ 4.590 terminating 05/07/28	JPMCB	Pay	05/07/26	(169)	(22)	147
USD	100	100,000	10 Year Interest Rate Swap strike @ 4.073 terminating 05/11/36	BOA	Pay	05/07/26	(282)	(42)	240
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.984 terminating 05/13/36	MSCI	Pay	05/11/26	(250)	(243)	7
GBP	100	100,000	2 Year Interest Rate Swap strike @ 4.370 terminating 05/11/28	JPMCB	Pay	05/11/26	(161)	(163)	(2)
GBP	100	100,000	2 Year Interest Rate Swap strike @ 4.450 terminating 05/13/28	CITI	Pay	05/13/26	(144)	(136)	8
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.960 terminating 05/22/36	BOA	Pay	05/20/26	(269)	(487)	(218)
USD	100	100,000	10 Year Interest Rate Swap strike @ 4.002 terminating 05/28/36	GS	Pay	05/26/26	(252)	(401)	(149)
GBP	100	100,000	2 Year Interest Rate Swap strike @ 4.660 terminating 05/29/28	MSCI	Pay	05/29/26	(155)	(156)	(1)
Total							$(2,174)	$(1,678)	$496
Total swaptions written							$(15,291)	$(5,029)	$10,262

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Interest rate futures buy contracts:
26	USD	3 Month SOFR Futures	September 2026	$6,271,126	$6,262,425	$(8,701)
27	USD	3 Month SOFR Futures	March 2027	6,524,621	6,500,925	(23,696)
17	AUD	Australian Bond 10 Year Futures	June 2026	1,326,222	1,310,361	(15,861)
11	CAD	Canadian Bond 10 Year Futures	June 2026	991,340	964,722	(26,618)
8	EUR	Euro Bund 10 Year Futures	June 2026	1,191,707	1,177,030	(14,677)
8	EUR	EURO Schatz 2 Year Futures	June 2026	1,002,738	992,908	(9,830)
47	CAD	Montreal Exchange 2 Year Canadian Bond Futures	June 2026	3,645,687	3,633,430	(12,257)

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
134	USD	U.S. Long Bond Futures	June 2026	$15,692,589	$15,121,062	$(571,527)
14	GBP	United Kingdom Long Gilt Bond Futures	June 2026	1,764,048	1,649,582	(114,466)
U.S. Treasury futures buy contracts:
50	USD	U.S. Treasury Note 2 Year Futures	June 2026	$10,393,843	$10,356,250	$(37,593)
162	USD	U.S. Treasury Note 5 Year Futures	June 2026	17,647,812	17,469,422	(178,390)
299	USD	U.S. Treasury Note 10 Year Futures	June 2026	33,671,375	33,067,531	(603,844)
161	USD	U.S. Treasury Note 10 Year Futures	June 2026	18,583,230	18,170,359	(412,871)
194	USD	Ultra U.S. Treasury Bond Futures	June 2026	23,321,439	22,316,063	(1,005,376)
Total				$142,027,777	$138,992,070	$(3,035,707)
Interest rate futures sell contracts:
4	EUR	EURO Bobl 5 Year Index Future	June 2026	$(552,498)	$(541,992)	$10,506
7	CAD	Montreal Exchange 5 Year Canadian Bond Futures	June 2026	(584,776)	(581,654)	3,122
U.S. Treasury futures sell contracts:
35	USD	Ultra U.S. Treasury Bond Futures	June 2026	$(4,143,750)	$(4,026,093)	$117,657
5	USD	Ultra U.S. Treasury Note 10 Year Futures	June 2026	(580,545)	(564,297)	16,248
Total				$(5,861,569)	$(5,714,036)	$147,533
Net unrealized appreciation (depreciation)						$(2,888,174)

Centrally cleared credit default swap agreements on credit indices—sell protection18

Referenced obligations	Implied credit spread as of April 30, 2026[19]	Notional amount (000)		Maturity date	Payment frequency	Payments received by the portfolio[20]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
iTraxx Europe Crossover S43	N/A	EUR	350	06/20/30	Quarterly	(5.000)%	$31,843	$43,949	$12,106
CDX.NA.HY.S46	N/A	USD	400	06/20/31	Quarterly	(5.000)	29,472	30,861	1,389
CDX.NA.IG.S46	N/A	USD	1,300	06/20/31	Quarterly	(1.000)	22,727	28,866	6,139
CDX.EM.S45	N/A	USD	345	06/20/31	Quarterly	(1.000)	(8,059)	(9,166)	(1,107)
iTraxx Europe S45	N/A	EUR	300	06/20/31	Quarterly	(1.000)	5,402	7,217	1,815
Total							$81,385	$101,727	$20,342

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

Centrally cleared credit default swap agreements on corporate issues—sell protection[18]

Referenced obligations	Implied credit spread as of April 30, 2026[19]	Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[20]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
AT&T, Inc., 3.800%, due 06/20/28	N/A	USD	400	06/20/28	Quarterly	1.000%	$(673)	$5,712	$6,385
Boeing Co., 2.600%, due 06/20/26	N/A	USD	100	06/20/26	Quarterly	1.000	23	230	207
Boeing Co., 5.150%, due 06/20/31	N/A	USD	200	06/20/31	Quarterly	1.000	2,495	3,303	808
Boeing Co., 5.150%, due 12/20/30	N/A	USD	100	12/20/30	Quarterly	1.000	1,468	1,768	300
T-Mobile USA, Inc., 4.750%, due 06/20/28	N/A	USD	200	06/20/28	Quarterly	5.000	14,737	20,978	6,241
Verizon Communications, Inc., 4.125%, due 06/20/28	N/A	USD	400	06/20/28	Quarterly	1.000	(453)	5,936	6,389
Verizon Communications, Inc., 4.125%, due 12/20/28	N/A	USD	100	12/20/28	Quarterly	1.000	(125)	1,683	1,808
Total							$17,472	$39,610	$22,138

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[20]	Payments received by the portfolio[20]	Value	Unrealized appreciation (depreciation)
AUD	500	09/20/33	Semi-annual	6 mo. AUD Bank Bill Swap	4.500%	$(11,509)	$(5,930)
AUD	300	03/20/34	Semi-annual	6 mo. AUD Bank Bill Swap	4.500	(7,613)	(1,032)
AUD	500	09/18/34	Semi-annual	6 mo. AUD Bank Bill Swap	4.500	(13,490)	(15,369)
AUD	300	03/19/35	Semi-annual	6 mo. AUD Bank Bill Swap	4.000	(16,555)	(16,279)
BRL	4,300	01/04/27	At Maturity	1 day BRL CDI	11.548	(36,849)	(36,849)
BRL	1,050	01/04/27	At Maturity	1 day BRL CDI	11.528	(9,118)	(9,117)
BRL	300	01/04/27	At Maturity	1 day BRL CDI	13.926	(507)	(507)
BRL	3,100	01/04/27	At Maturity	1 day BRL CDI	13.927	(5,229)	(5,241)
BRL	200	01/04/27	At Maturity	1 day BRL CDI	14.009	(291)	(291)
BRL	200	01/02/29	At Maturity	1 day BRL CDI	13.320	(595)	(595)
BRL	1,800	01/02/29	At Maturity	1 day BRL CDI	13.291	(5,601)	(5,585)
BRL	200	01/02/29	At Maturity	1 day BRL CDI	13.354	(559)	(559)
BRL	2,200	01/02/29	At Maturity	1 day BRL CDI	13.400	(5,013)	(4,973)
BRL	3,100	01/02/29	At Maturity	13.017%	1 day BRL CDI	11,849	11,850
BRL	700	01/02/29	At Maturity	13.000	1 day BRL CDI	2,721	2,721
BRL	400	01/02/31	At Maturity	1 day BRL CDI	13.681	274	581
BRL	1,300	01/02/31	At Maturity	1 day BRL CDI	13.657	716	1,204
BRL	100	01/02/31	At Maturity	1 day BRL CDI	13.899	176	176
BRL	800	01/02/31	At Maturity	1 day BRL CDI	14.067	2,069	2,069
CAD	1,100	06/01/32	Semi-annual	3.500	1 day CAD CORRA	(23,698)	(16,801)
EUR	200	10/05/29	Annual	2.063	1 day EUR STR	3,707	3,707

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[20]	Payments received by the portfolio[20]	Value	Unrealized appreciation (depreciation)
EUR	100	10/05/29	Annual	2.050%	1 day EUR STR	$1,912	$1,912
EUR	100	10/05/29	Annual	2.056	1 day EUR STR	1,883	1,883
EUR	200	03/09/33	Annual	6 mo. EURIBOR	2.547%	(5,430)	(5,430)
EUR	100	11/05/34	Annual	6 mo. EURIBOR	2.410	(5,177)	(5,177)
EUR	1,710	09/16/36	Annual	6 mo. EURIBOR	2.750	(61,609)	(54,047)
EUR	100	08/13/29	Semi-annual	2.700	6 mo. EURIBOR	(1,299)	(1,299)
EUR	100	08/14/29	Semi-annual	2.650	6 mo. EURIBOR	(1,057)	(1,057)
EUR	100	09/25/29	Semi-annual	2.300	6 mo. EURIBOR	767	767
EUR	100	04/09/30	Semi-annual	2.400	6 mo. EURIBOR	2,003	2,003
EUR	100	04/29/30	Semi-annual	2.350	6 mo. EURIBOR	720	720
EUR	760	09/16/56	Semi-annual	3.000	6 mo. EURIBOR	27,745	12,997
GBP	800	09/16/36	Annual	4.000	1 day GBP SONIA	50,988	25,172
GBP	100	09/16/56	Annual	4.500	1 day GBP SONIA	9,961	5,045
JPY	70,000	06/18/32	Annual	1.250	1 day JPY TONA	15,282	3,443
JPY	10,000	06/18/45	Annual	1 day JPY TONA	2.000	(7,585)	(861)
JPY	10,000	06/18/55	Annual	1 day JPY TONA	2.000	(13,287)	(515)
USD	400	05/31/28	Annual	3.807	1 day USD SOFR	(24)	(24)
USD	200	06/20/29	Annual	3.750	1 day USD SOFR	36	1,020
USD	800	12/18/29	Annual	3.750	1 day USD SOFR	(1,878)	8,773
USD	100	10/31/30	Annual	3.727	1 day USD SOFR	(73)	(73)
USD	100	10/31/30	Annual	3.722	1 day USD SOFR	(50)	(50)
USD	200	10/31/30	Annual	3.739	1 day USD SOFR	(260)	(260)
USD	100	10/31/30	Annual	3.732	1 day USD SOFR	(96)	(96)
USD	100	03/18/31	Annual	3.500	1 day USD SOFR	993	1,692
USD	675	04/30/31	Annual	3.694	1 day USD SOFR	3,150	3,150
USD	700	05/15/32	Annual	3.750	1 day USD SOFR	1,082	1,652
USD	200	06/15/32	Annual	1.750	1 day USD SOFR	26,055	7,157
USD	1,200	06/21/33	Annual	3.000	1 day USD SOFR	71,344	55,802
USD	1,690	08/15/33	Annual	3.687	1 day USD SOFR	17,313	17,313
USD	700	08/15/33	Annual	3.734	1 day USD SOFR	4,849	4,849
USD	300	08/15/33	Annual	3.763	1 day USD SOFR	1,467	1,467
USD	200	08/15/33	Annual	3.753	1 day USD SOFR	1,121	1,121
USD	700	08/15/33	Annual	3.717	1 day USD SOFR	5,705	5,705
USD	300	08/15/33	Annual	3.745	1 day USD SOFR	1,849	1,849
USD	300	08/15/33	Annual	3.754	1 day USD SOFR	1,655	1,656
USD	100	11/22/33	Annual	4.250	1 day USD SOFR	(2,953)	(2,953)
USD	30	12/19/33	Annual	3.950	1 day USD SOFR	(251)	(251)
USD	600	12/20/33	Annual	3.500	1 day USD SOFR	13,820	11,449
USD	300	02/18/35	Annual	4.095	1 day USD SOFR	(4,811)	(4,811)
USD	100	03/11/35	Annual	3.899	1 day USD SOFR	(75)	(75)
USD	100	03/12/35	Annual	3.905	1 day USD SOFR	(120)	(120)
USD	200	03/24/35	Annual	3.930	1 day USD SOFR	(582)	(582)
USD	100	08/15/35	Annual	3.640	1 day USD SOFR	2,110	1,918
USD	100	08/15/35	Annual	3.700	1 day USD SOFR	1,637	1,721
USD	109	08/15/35	Annual	3.715	1 day USD SOFR	1,655	1,361
USD	100	09/17/35	Annual	3.551	1 day USD SOFR	3,063	3,063
USD	100	03/03/36	Annual	3.748	1 day USD SOFR	1,532	1,532
USD	100	03/03/36	Annual	3.775	1 day USD SOFR	1,307	1,307
USD	100	03/18/36	Annual	4.000	1 day USD SOFR	(542)	2,576

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[20]	Payments received by the portfolio[20]	Value	Unrealized appreciation (depreciation)
USD	1,800	06/20/54	Annual	3.500%	1 day USD SOFR	$221,215	$178,760
USD	100	12/17/54	Annual	3.765	1 day USD SOFR	7,471	7,471
USD	200	12/18/54	Annual	3.500	1 day USD SOFR	23,960	19,467
USD	100	02/15/55	Annual	3.642	1 day USD SOFR	9,564	9,564
USD	200	06/17/56	Annual	4.000	1 day USD SOFR	7,302	2,889
USD	475	06/17/56	Annual	4.000	1 day USD SOFR	16,550	9,075
Total						$336,792	$244,800

OTC credit default swap agreements on credit indices—sell protection18

Counterparty	Implied credit spread as of April 30, 2026[19]	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[20]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
BNP	N/A	iTraxx Europe Crossover S44	EUR	200	12/20/30	Quarterly	5.000%	$41,312	$43,729	$2,417
BOA	N/A	iTraxx Europe Crossover S44	EUR	200	12/20/30	Quarterly	5.000	40,194	43,729	3,535
MSCI	N/A	iTraxx Europe Crossover S44	EUR	70	12/20/30	Quarterly	5.000	14,550	15,305	755
JPMCB	N/A	iTraxx Europe Crossover S44	EUR	330	12/20/30	Quarterly	5.000	68,284	72,153	3,869
CITI	N/A	iTraxx Europe Crossover S44	EUR	500	12/20/30	Quarterly	5.000	103,328	109,323	5,995
								$267,668	$284,239	$16,571

OTC credit default swap agreements on corporate issues—sell protection18

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments madeby the portfolio[20]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
DB	Petroleos Mexicanos	USD	18	07/6/26	Monthly	(4.750)%	$—	$71	$71
GSI	SoftBank Group Corp.	USD	100	06/20/26	Quarterly	(1.000)	(66)	39	105
Total							$(66)	$110	$176

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[20]	Payments received by the Portfolio[20]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
GSI	USD	16	05/13/26	At Maturity	1 day USD SOFR	(0.450)%	$—	$(25)	$(25)
GSI	USD	13	05/20/26	At Maturity	1 day USD SOFR	(0.250)	—	(3,627)	(3,627)
							$—	$(3,652)	$(3,652)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	CAD	927,504	USD	669,736	05/04/26	$(13,165)
BB	CHF	37,183	USD	46,649	05/04/26	(939)
BB	TRY	1,534,090	USD	32,826	05/04/26	(1,125)
BB	USD	32,826	TRY	1,521,452	05/04/26	846
BB	TRY	1,020,538	USD	21,884	05/05/26	(682)
BB	USD	19,964	ILS	59,134	05/05/26	96
BB	TRY	2,796,020	USD	60,181	05/06/26	(1,592)
BB	USD	71,765	TRY	3,328,483	05/06/26	1,772
BB	USD	352,540	TRY	16,038,987	05/07/26	1,508
BB	USD	28,223	TRY	1,290,200	05/12/26	133
BB	USD	26,448	TRY	1,212,694	05/13/26	179
BB	USD	26,448	TRY	1,212,535	05/14/26	151
BB	USD	17,176	TRY	789,512	05/15/26	127
BB	USD	28,223	TRY	1,297,722	05/18/26	137
BB	MYR	92,976	USD	23,081	05/20/26	(340)
BB	USD	13,738	TRY	632,530	05/20/26	59
BB	USD	25,856	TRY	1,192,519	05/21/26	132
BB	USD	28,223	TRY	1,302,139	05/22/26	127
BB	USD	10,978	TRY	508,016	05/26/26	41
BB	USD	41,888	TRY	1,945,472	06/01/26	76
BB	USD	12,826	TRY	596,919	06/03/26	26
BB	TRY	1,511,486	USD	32,419	06/05/26	(62)
BB	ILS	456,693	USD	148,414	06/10/26	(6,538)
BB	USD	8,593	TRY	404,928	06/12/26	52
BB	USD	35,043	TRY	1,652,946	06/15/26	146
BB	ILS	59,089	USD	19,964	07/21/26	(95)
BNP	CHF	43,000	USD	54,455	05/04/26	(578)
BNP	IDR	1,018,052,946	USD	58,765	05/04/26	(48)
BNP	TWD	2,511,061	USD	78,000	05/04/26	(1,252)
BNP	USD	60,000	IDR	1,018,052,946	05/04/26	(1,187)
BNP	USD	695,866	SGD	885,636	05/04/26	(49)
BNP	USD	79,537	TWD	2,511,061	05/04/26	(285)
BNP	BRL	408,595	USD	81,906	05/05/26	(609)
BNP	ILS	161,334	USD	50,993	05/05/26	(3,738)
BNP	USD	80,000	BRL	408,596	05/05/26	2,514
BNP	USD	12,000	THB	392,907	05/05/26	53
BNP	INR	6,434,907	USD	68,100	05/06/26	306

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BNP	TWD	1,603,083	USD	50,000	05/07/26	$(601)
BNP	USD	19,947	CNH	136,000	05/07/26	(39)
BNP	USD	48,010	TWD	1,514,331	05/07/26	(210)
BNP	PLN	32,000	USD	8,808	05/13/26	(20)
BNP	TWD	1,515,244	USD	48,010	05/13/26	163
BNP	USD	60,519	TWD	1,910,454	05/13/26	(192)
BNP	USD	26,327	INR	2,457,241	05/20/26	(468)
BNP	USD	450,359	PLN	1,613,926	05/20/26	(5,124)
BNP	USD	60,000	INR	5,643,895	05/26/26	(639)
BNP	SGD	883,830	USD	695,866	06/02/26	93
BNP	NZD	779,000	USD	459,065	06/03/26	(1,598)
BNP	IDR	887,438,983	USD	51,053	06/10/26	(135)
BNP	ILS	62,000	USD	19,780	06/10/26	(1,256)
BNP	USD	138,549	IDR	2,355,928,648	06/10/26	(2,659)
BNP	THB	787,103	USD	24,588	06/17/26	361
BNP	USD	51,822	INR	4,881,871	06/17/26	(579)
BNP	USD	114,313	MXN	1,990,046	06/17/26	(800)
BNP	USD	28,793	INR	2,711,062	06/24/26	(355)
BNP	USD	51,053	IDR	891,931,647	09/16/26	113
BOA	EUR	2,614,651	USD	3,009,667	05/04/26	(59,017)
BOA	INR	2,821,950	USD	30,000	05/06/26	270
BOA	USD	359,553	JPY	57,193,923	05/07/26	5,775
BOA	PLN	29,000	USD	8,055	05/13/26	55
BOA	ZAR	7,297,000	USD	444,660	05/20/26	7,097
BOA	IDR	688,663,000	USD	40,000	05/26/26	251
BOA	CAD	13,000	USD	9,526	06/02/26	(57)
BOA	EUR	2,576,651	USD	3,018,768	06/02/26	(9,296)
BOA	USD	298,561	JPY	47,520,666	06/02/26	5,646
BOA	ILS	142,884	USD	46,381	06/10/26	(2,098)
BOA	ILS	268,831	USD	87,165	06/17/26	(4,054)
BOA	MXN	346,000	USD	19,838	06/17/26	102
BOA	MXN	1,570,000	USD	87,626	06/17/26	(1,928)
BOA	USD	248,661	MXN	4,310,000	06/17/26	(2,819)
BOA	BRL	2,200,000	USD	402,562	10/02/26	(26,007)
CITI	IDR	559,636,747	USD	32,595	05/04/26	265
CITI	TWD	1,185,914	USD	37,573	05/04/26	144
CITI	USD	32,304	IDR	559,636,747	05/04/26	26
CITI	USD	37,561	TWD	1,185,914	05/04/26	(133)
CITI	USD	99,699	INR	9,386,994	05/06/26	(805)
CITI	ILS	298,955	USD	95,224	05/12/26	(6,193)
CITI	TWD	722,299	USD	22,837	05/13/26	29
CITI	INR	4,747,726	USD	50,278	05/20/26	315
CITI	USD	145,968	INR	13,674,432	05/20/26	(2,066)
CITI	USD	10,099	KRW	14,901,732	05/20/26	(48)
CITI	PEN	296,387	USD	85,431	06/08/26	1,124
CITI	ILS	310,000	USD	100,565	06/10/26	(4,615)
CITI	USD	67,486	IDR	1,153,166,253	06/10/26	(970)
CITI	THB	1,158,103	USD	36,195	06/17/26	548
CITI	USD	95,747	INR	9,037,184	06/17/26	(888)

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
CITI	USD	82,214	INR	7,748,582	06/24/26	$(934)
CITI	AUD	60,000	USD	42,748	07/15/26	(390)
CITI	CAD	1,275,152	USD	922,149	07/15/26	(19,527)
CITI	EUR	2,574,726	USD	2,997,478	07/15/26	(33,953)
CITI	GBP	670,000	USD	890,182	07/15/26	(21,326)
CITI	USD	41,597	AUD	60,000	07/15/26	1,542
CITI	USD	17,043	BRL	90,000	07/15/26	819
CITI	USD	44,884	CLP	41,500,000	07/15/26	1,240
CITI	USD	82,983	EUR	70,000	07/15/26	(566)
CITI	ZAR	3,257,899	USD	192,408	07/15/26	(2,121)
CITI	PEN	430,703	USD	124,747	07/16/26	2,477
CITI	USD	37,389	MXN	668,784	09/17/26	464
DB	AUD	815,000	USD	558,874	05/04/26	(27,885)
DB	SGD	885,559	USD	694,807	05/04/26	(950)
DB	USD	485,312	AUD	678,000	05/04/26	2,814
DB	THB	717,263	USD	22,199	05/05/26	196
DB	IDR	668,974,900	USD	38,860	05/06/26	216
DB	USD	49,201	INR	4,615,841	05/06/26	(572)
DB	CNH	106,306	USD	15,409	05/07/26	(153)
DB	USD	163,286	CNH	1,116,227	05/07/26	114
DB	KRW	29,884,918	USD	20,246	05/20/26	90
DB	KRW	20,739,733	USD	13,764	05/20/26	(224)
DB	AUD	678,000	USD	485,069	06/02/26	(2,806)
DB	CNH	1,114,176	USD	163,286	06/02/26	(112)
DB	USD	70,316	IDR	1,209,521,332	06/10/26	(551)
DB	THB	456,663	USD	14,221	06/17/26	165
DB	THB	1,281,189	USD	39,307	06/17/26	(128)
DB	USD	22,215	THB	717,263	06/17/26	(138)
GS	BRL	408,784	USD	82,168	05/05/26	(385)
GS	USD	163,850	BRL	817,379	05/05/26	1,218
GS	USD	10,000	THB	324,356	05/05/26	(50)
GS	INR	4,742,836	USD	50,200	05/06/26	233
GS	USD	40,000	IDR	676,760,000	05/06/26	(906)
GS	CNH	412,000	USD	59,903	05/07/26	(408)
GS	INR	935,480	USD	10,000	05/18/26	154
GS	USD	177,109	INR	16,533,204	05/20/26	(3,123)
GS	USD	10,000	INR	936,640	05/26/26	(149)
GS	USD	10,000	KRW	14,790,645	05/26/26	(23)
GS	BRL	191	USD	38	06/02/26	0
GS	USD	1,092,779	BRL	5,884,452	06/02/26	86,991
GS	IDR	335,860,092	USD	19,921	06/10/26	549
GS	USD	48,838	IDR	827,731,358	06/10/26	(1,094)
GS	PEN	463,065	USD	137,469	06/17/26	5,821
GS	THB	658,313	USD	20,530	06/17/26	267
GS	THB	1,102,042	USD	33,643	06/17/26	(278)
GS	USD	90,893	INR	8,582,755	06/17/26	(803)
GS	USD	353,939	MXN	6,307,000	06/17/26	5,813
GS	USD	30	THB	959	06/17/26	0
GS	USD	82,168	BRL	414,569	07/02/26	375

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
GSI	BRL	90,000	USD	17,510	07/15/26	$(353)
GSI	USD	15,813	BRL	80,000	07/15/26	64
GSI	USD	82,273	EUR	70,000	07/15/26	144
GSI	USD	312,967	MXN	5,635,377	07/15/26	7,725
GSI	USD	40,152	MXN	700,000	07/15/26	(318)
GSI	USD	23,587	NZD	40,000	07/15/26	97
GSI	USD	41,510	NZD	70,000	07/15/26	(62)
GSI	USD	12,158	ZAR	200,000	07/15/26	(216)
HSBC	CHF	32,000	USD	40,103	05/04/26	(851)
HSBC	NZD	779,000	USD	446,384	05/04/26	(13,810)
HSBC	USD	95,098	AUD	137,000	05/04/26	3,535
HSBC	USD	884,141	CAD	1,210,123	05/04/26	6,847
HSBC	USD	44,739	EUR	38,000	05/04/26	(140)
HSBC	USD	55,980	SEK	534,558	05/04/26	1,918
HSBC	JPY	67,742,256	USD	423,919	05/07/26	(8,787)
HSBC	USD	366,720	JPY	58,330,002	05/07/26	5,865
HSBC	USD	26,551	INR	2,478,918	05/20/26	(464)
HSBC	CAD	1,208,632	USD	884,141	06/02/26	(6,835)
HSBC	USD	423,919	JPY	67,592,061	06/02/26	8,776
HSBC	USD	57,496	SEK	532,724	06/02/26	289
HSBC	USD	19,961	IDR	340,084,973	06/10/26	(345)
JPMCB	CAD	282,000	USD	202,870	05/04/26	(4,761)
JPMCB	IDR	459,246,986	USD	26,797	05/04/26	266
JPMCB	USD	142,256	CHF	112,222	05/04/26	1,370
JPMCB	USD	26,509	IDR	459,246,986	05/04/26	21
JPMCB	GBP	458,000	USD	606,514	05/05/26	(16,709)
JPMCB	USD	618,758	GBP	458,000	05/05/26	4,465
JPMCB	USD	34,192	ILS	102,215	05/05/26	483
JPMCB	CNH	733,846	USD	106,820	05/07/26	(605)
JPMCB	ILS	510,248	USD	163,707	05/12/26	(9,388)
JPMCB	USD	88,238	ILS	263,285	05/12/26	1,078
JPMCB	PLN	48,095	USD	13,184	05/13/26	(84)
JPMCB	KRW	17,858,372	USD	11,880	05/20/26	(165)
JPMCB	CHF	111,872	USD	142,256	06/02/26	(1,356)
JPMCB	GBP	458,000	USD	618,736	06/02/26	(4,469)
JPMCB	ILS	88,000	USD	28,228	06/10/26	(1,629)
JPMCB	USD	133,575	IDR	2,293,036,268	06/10/26	(1,312)
JPMCB	MXN	401,000	USD	22,345	06/17/26	(528)
JPMCB	THB	450,678	USD	14,032	06/17/26	160
JPMCB	THB	638,686	USD	19,564	06/17/26	(95)
JPMCB	USD	225,335	MXN	3,921,099	06/17/26	(1,675)
JPMCB	USD	40,464	INR	3,779,338	06/24/26	(820)
JPMCB	ILS	365,293	USD	122,430	07/07/26	(1,549)
Net unrealized appreciation (depreciation)						$(179,315)

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$50,275,336	$—	$50,275,336
Commercial paper	—	249,916	—	249,916
Corporate bonds	—	191,322,902	—	191,322,902
Loan assignments	—	33,743,321	—	33,743,321
Mortgage-backed securities	—	46,602,697	—	46,602,697
Municipal bonds	—	1,720,511	—	1,720,511
Non-U.S. government agency obligations	—	10,532,568	—	10,532,568
U.S. government agency obligations	—	33,846,977	363	33,847,340
U.S. Treasury obligations	—	46,033,003	—	46,033,003
Preferred stocks	6,234,930	—	—	6,234,930
Exchange traded funds	1,697,315	—	—	1,697,315
Swaptions Purchased	—	3,909	—	3,909
Short-term investments	12,062,688	—	—	12,062,688
Short-term U.S. Treasury obligations	—	2,621,274	—	2,621,274
Investment of cash collateral from securities loaned	7,791,084	—	—	7,791,084
Futures contracts	147,533	—	—	147,533
Swap agreements	—	1,015,430	—	1,015,430
Forward foreign currency contracts	—	185,519	—	185,519
Total	$27,933,550	$418,153,363	$363	$446,087,276

Liabilities
Foreign exchange options written	$—	$(238)	$—	$(238)
Options written	(3,329)	(127)	—	(3,456)
Swaptions written	—	(5,029)	—	(5,029)
Futures contracts	(3,035,707)	—	—	(3,035,707)
Swap agreements	—	(256,604)	—	(256,604)
Forward foreign currency contracts	—	(364,834)	—	(364,834)
Total	$(3,039,036)	$(626,832)	$—	$(3,665,868)

For the period ended April 30, 2026, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Portfolio.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
1	In U.S. dollars unless otherwise indicated.
2	Floating or variable rate securities. The rates disclosed are as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $172,213,419, represented 42.8% of the Portfolio's net assets at period end.
4	Security purchased on a when–issued basis. When–issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
5	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
6	Security, or portion thereof, was on loan at the period end.
7	Perpetual investment. Date shown reflects the next call date.
8	Bond interest in default.
9	Payment–in–kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
10	Position is unsettled. Contract rate was not determined at April 30, 2026 and does not take effect until settlement.
11	Zero coupon bond.
12	Rate shown is the discount rate at the date of purchase unless otherwise noted.
13	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
14	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
15	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
16	Rate shown reflects yield at April 30, 2026.
17	Includes $13,119,481 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $7,791,084 and non-cash collateral of $5,628,493.
18	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
19	Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likeli-hood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
20	Payments made or received are based on the notional amount.

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Municipal bonds—99.2%
Alabama—6.0%
Black Belt Energy Gas District, Revenue Bonds,
Series B,
5.000%, due 10/01/35	$1,000,000	$1,002,713
Series D,
5.000%, due 11/01/34	1,000,000	1,058,997
County of Jefferson Sewer Revenue, Refunding, Revenue Bonds,
5.000%, due 10/01/32	1,000,000	1,106,945
5.000%, due 10/01/38	1,000,000	1,084,472
5.000%, due 10/01/39	1,000,000	1,075,403
5.250%, due 10/01/40	750,000	818,801
Southeast Energy Authority A Cooperative District, Revenue Bonds,
Series E,
5.000%, due 10/01/30	2,500,000	2,671,747
		8,819,078
Arizona—3.2%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds,
Series A,
5.000%, due 11/01/31	1,000,000	1,087,579
Arizona Industrial Development Authority, Revenue Bonds,
Series 2019-2, Class A
3.625%, due 05/20/33	776,642	775,257
Chandler Industrial Development Authority, Intel Corp., Revenue Bonds, AMT,
4.000%, due 06/01/49[1]	750,000	757,336
City of Phoenix Civic Improvement Corp., City of Phoenix Airport, Revenue Bonds, AMT,
Series B,
5.000%, due 07/01/30	1,000,000	1,056,078

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Arizona—(continued)
Salt Verde Financial Corp., Revenue Bonds,
5.000%, due 12/01/32	$1,000,000	$1,071,983
		4,748,233
California—2.6%
California Housing Finance Agency, Revenue Bonds,
Series 2021-1, Class A
3.500%, due 11/20/35	1,379,862	1,371,517
California Municipal Finance Authority, Municipal Certificates, Revenue Bonds,
Series 1, Class A-1
4.050%, due 07/20/41	499,595	490,842
Los Angeles Department of Water & Power, Revenue Bonds,
Series B,
5.000%, due 07/01/37	850,000	918,053
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding, Revenue Bonds, AMT,
Series A,
5.000%, due 05/01/39	1,000,000	1,082,081
		3,862,493
Colorado—0.8%
Colorado Health Facilities Authority, AdventHealth Obligated Group, Refunding, Revenue Bonds,
Series B,
5.000%, due 11/15/49[1,2]	140,000	141,759
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado, GO Bonds,
Series A,
5.000%, due 04/01/35[3]	1,000,000	1,079,299
		1,221,058

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Connecticut—0.7%
State of Connecticut Special Tax, Revenue Bonds,
Series A,
4.000%, due 05/01/36	$1,000,000	$1,031,039

District of Columbia—1.1%
District of Columbia Income Tax Revenue, Revenue Bonds,
Series A,
5.000%, due 07/01/41	1,500,000	1,619,174

Florida—2.6%
County of Miami-Dade Water & Sewer System, Revenue Bonds,
Series B,
5.000%, due 10/01/40	1,250,000	1,381,880
Miami Beach Redevelopment Agency, Tax Allocation Bonds, (Assured Guaranty Corp.),
5.000%, due 02/01/31	720,000	782,157
Volusia County Educational Facility Authority, Embry-Riddle Aeronautical University, Inc., Revenue Bonds,
5.000%, due 10/15/39	1,500,000	1,657,548
		3,821,585
Georgia—4.3%
Development Authority for Fulton County, WellStar Health System Obligated Group, Revenue Bonds,
Series A,
5.000%, due 04/01/36	1,000,000	1,013,886
Georgia Ports Authority, Houston Methodist Hospital Obligated Group, Revenue Bonds,
5.000%, due 07/01/41	1,500,000	1,619,260
Main Street Natural Gas, Inc., Revenue Bonds,
Series A,
5.500%, due 09/15/28	1,500,000	1,572,177

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Georgia—(continued)
Series C,
5.000%, due 09/01/53[1]	$1,000,000	$1,058,926
Municipal Electric Authority of Georgia, Plant Vogtle Unis 3&4 Project, Revenue Bonds,
Series A,
5.000%, due 01/01/33	1,000,000	1,039,234
		6,303,483
Illinois—7.9%
Chicago Midway International Airport, Refunding, Revenue Bonds, AMT,
Series C,
5.000%, due 01/01/34	1,500,000	1,639,766
City of Chicago Wastewater Transmission Revenue, Refunding, Revenue Bonds, (Build America Mutual Assurance Corp.),
Series A,
5.000%, due 01/01/38	1,700,000	1,852,777
City of Chicago, GO Bonds,
Series A,
5.000%, due 01/01/44	500,000	488,445
City of Chicago, Refunding, GO Bonds,
Series A,
4.000%, due 01/01/35	1,250,000	1,208,324
County of Cook Sales Tax, Refunding, Revenue Bonds,
5.000%, due 11/15/35	2,500,000	2,569,048
Illinois Finance Authority, University of Chicago, Refunding, Revenue Bonds,
Series A,
5.250%, due 04/01/43	900,000	984,108

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Illinois—(continued)
Regional Transportation Authority, Revenue Bonds, (National Public Finance Guarantee Corp.),
6.500%, due 07/01/30	$1,000,000	$1,093,292
Sales Tax Securitization Corp. Second Lien, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/36	1,770,000	1,855,634
		11,691,394
Indiana—3.5%
Indiana Finance Authority First Lien, CWA Authority, Inc., Refunding, Revenue Bonds,
Series 1,
4.000%, due 10/01/36	2,020,000	2,071,333
Indiana Finance Authority, Franciscan Alliance, Inc. Obligated Group, Refunding, Revenue Bonds,
Series A,
5.000%, due 11/01/41[4]	1,000,000	1,102,759
Richmond Hospital Authority, Reid Hospital & Health Care Services, Inc., Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/30	2,055,000	2,058,899
		5,232,991
Iowa—0.4%
Iowa Tobacco Settlement Authority, Refunding, Revenue Bonds,
Series A-2, Class 1
5.000%, due 06/01/33	500,000	541,395

Kentucky—2.0%
Kentucky Public Energy Authority, Refunding, Revenue Bonds,
Series A-1,
5.250%, due 04/01/54[1]	2,000,000	2,133,398

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Kentucky—(continued)
Series C,
5.000%, due 05/01/36	$750,000	$797,097
		2,930,495
Louisiana—0.7%
Parish of St John the Baptist, Marathon Oil Corp, Refunding, Revenue Bonds,
Series A-3,
2.200%, due 06/01/37[1]	1,000,000	998,714

Massachusetts—1.4%
Commonwealth of Massachusetts, GO Bonds,
Series D,
4.000%, due 05/01/34	2,000,000	2,051,127

Michigan—1.5%
Detroit Downtown Development Authority, Catalyst Development Area, Refunding, Tax Allocation Bonds,
5.000%, due 07/01/38	1,000,000	1,098,021
Michigan State Hospital Finance Authority, Bronson Health Care Group Obligated Group, Refunding, Revenue Bonds,
Series C,
5.000%, due 05/15/33	1,000,000	1,104,985
		2,203,006
New Jersey—4.2%
Tobacco Settlement Financing Corp., Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/34	6,000,000	6,216,568

New Mexico—2.4%
New Mexico Educational Assistance Foundation, Refunding, Revenue Bonds, AMT,
Series 1A,
5.000%, due 09/01/28	2,000,000	2,058,528

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
New Mexico—(continued)
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Obligated Group, Refunding, Revenue Bonds,
Series A,
4.000%, due 08/01/39	$1,585,000	$1,503,632
		3,562,160
New York—10.4%
Albany Capital Resource Corp., Albany Medical Center Hospital Obligated Group, Refunding, Revenue Bonds,
Series A,
5.250%, due 05/01/41	1,000,000	1,123,815
City of New York, GO Bonds,
Series B, Subseries B-1,
5.250%, due 10/01/41	1,180,000	1,285,406
New York State Dormitory Authority, Personal Income Tax, Refunding, Revenue Bonds,
Series E,
4.000%, due 03/15/42	2,860,000	2,822,616
New York State Housing Finance Agency, Revenue Bonds,
Series A,
3.100%, due 05/01/56[1]	1,000,000	999,203
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds,
Series A,
4.000%, due 03/15/39	1,890,000	1,897,678
New York Transportation Development Corp., JFK International Air New Terminal One LLC, Revenue Bonds, (Assured Guaranty Corp.), AMT,
4.250%, due 06/30/42	1,000,000	968,865

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
New York—(continued)
New York Transportation Development Corp., JFK International Air Terminal LLC, Revenue Bonds, AMT,
5.000%, due 12/01/35	$2,000,000	$2,141,143
5.000%, due 12/01/36	1,000,000	1,064,976
New York Transportation Development Corp., Laguardia Gateway Partners LLC, Revenue Bonds, AMT,
Series A-P3,
5.000%, due 07/01/34	1,000,000	1,000,774
New York Transportation Development Corp., Revenue Bonds, (Assured Guaranty Corp.), AMT,
6.000%, due 06/30/43	1,000,000	1,128,027
TSASC, Inc., Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/34	1,000,000	1,014,429
		15,446,932
North Carolina—1.8%
Charlotte Airport Revenue, Revenue Bonds, AMT,
Series B,
5.000%, due 07/01/36	1,540,000	1,658,490
Nash Health Care Systems, Revenue Bonds,
5.500%, due 02/01/44	995,000	1,084,981
		2,743,471
North Dakota—1.0%
North Dakota Housing Finance Agency, Revenue Bonds,
Series C,
5.000%, due 07/01/42	1,330,000	1,443,019

Ohio—4.6%
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds,
Series A,
5.000%, due 12/01/41	1,500,000	1,656,203

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Ohio—(continued)
Ohio Water Development Authority, Revenue Bonds,
Series A,
5.000%, due 12/01/39	$1,500,000	$1,661,042
State of Ohio, Cleveland Clinic Health System Obligated Group, Revenue Bonds,
Series C,
2.750%, due 01/01/52[1]	1,980,000	1,969,719
Summit County Development Finance Authority, Akron Properties LLC Project, Revenue Bonds, (Build America Mutual Assurance Corp.),
Series A,
5.000%, due 07/01/36	360,000	394,156
University of Cincinnati, Revenue Bonds,
Series A,
5.250%, due 06/01/43	1,000,000	1,098,184
		6,779,304
Oklahoma—0.4%
Oklahoma Municipal Power Authority, Power Supply System, Revenue Bonds, (Assured Guaranty Corp.),
Series A,
4.000%, due 01/01/33	650,000	673,195

Pennsylvania—9.9%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group, Refunding, Revenue Bonds,
Series A,
5.000%, due 04/01/29	3,190,000	3,308,966

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Pennsylvania—(continued)
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Revenue Bonds, AMT,
5.000%, due 06/30/34	$2,200,000	$2,369,864
Pennsylvania Housing Finance Agency, Refunding, Revenue Bonds, AMT,
5.000%, due 10/01/27	1,250,000	1,278,016
Pennsylvania Housing Finance Agency, Revenue Bonds,
Series 151-A,
5.000%, due 10/01/32	1,050,000	1,157,498
Philadelphia Airport, Refunding, Revenue Bonds, AMT,
Series B,
5.000%, due 07/01/32	1,250,000	1,274,717
Philadelphia Housing Authority, Philadelphia Housing Authority Development Corp., Revenue Bonds,
Series A,
5.000%, due 03/01/29	1,000,000	1,054,469
Philadelphia School District Prerefunded, GO Bonds, (State Aid Withholding),
Series F,
5.000%, due 09/01/30[2]	10,000	10,075
Philadelphia School District, GO Bonds, (State Aid Withholding),
Series A,
4.000%, due 09/01/35	1,500,000	1,524,753
Pittsburgh Water & Sewer Authority, Revenue Bonds,
Series A,
5.000%, due 09/01/43	750,000	821,111

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Pennsylvania—(continued)
Southeastern Pennsylvania Transportation Authority, Revenue Bonds,
5.250%, due 06/01/40	$1,750,000	$1,912,598
		14,712,067
Rhode Island—2.3%
Rhode Island Health and Educational Building Corp., State of Rhode Island, Revenue Bonds, (Short-Term Appropriation),
4.000%, due 05/15/42	2,300,000	2,263,080
Rhode Island Student Loan Authority, Student Loan, Revenue Bonds, AMT,
Series A-Senior Bonds,
5.000%, due 12/01/30	1,125,000	1,198,751
		3,461,831
South Carolina—1.0%
Piedmont Municipal Power Agency, Catawba Project Power Sales, Refunding, Revenue Bonds,
Series B,
4.000%, due 01/01/34	1,500,000	1,517,989

Tennessee—0.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University, Refunding, Revenue Bonds,
Series A,
5.000%, due 10/01/35	1,350,000	1,370,592

Texas—9.3%
Brazos Higher Education Authority, Inc., Student Loan Program, Revenue Bonds, AMT,
Series 1A,
5.000%, due 04/01/30	1,000,000	1,046,734

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Texas—(continued)
Central Texas Turnpike System, Refunding, Revenue Bonds,
Series C,
5.000%, due 08/15/37	$1,000,000	$1,106,569
City of Houston Hotel Occupancy Tax & Special Revenue, Refunding, Revenue Bonds, (Assured Guaranty Corp.),
Series C,
5.000%, due 09/01/43	500,000	547,380
Garland Independent School District, GO Bonds, (Permanent School Fund),
Series A,
5.000%, due 02/15/42	2,000,000	2,151,345
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, Refunding, Revenue Bonds,
Series A,
4.000%, due 10/01/35	1,750,000	1,766,052
Katy Independent School District, CIB, Refunding, GO Bonds, (Permanent School Fund),
Series A,
3.000%, due 02/15/32	2,375,000	2,354,477
North East Texas Regional Mobility Authority Senior Lien, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/38	700,000	768,819
Plano Independent School District, GO Bonds,
5.000%, due 02/15/43	1,000,000	1,069,080

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Texas—(continued)
Tarrant County Cultural Education Facilities Finance Corp., Cumberland Rest Inc Obligated Group, Refunding, Revenue Bonds,
5.000%, due 10/01/32	$1,675,000	$1,804,664
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds,
Series B,
5.500%, due 01/01/54[1]	1,000,000	1,092,645
		13,707,765
Virginia—1.7%
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Refunding, Revenue Bonds, AMT,
5.000%, due 12/31/42	1,000,000	1,031,645
Winchester Economic Development Authority, Valley Health Obligated Group, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/39	1,350,000	1,469,411
		2,501,056
Washington—3.0%
Port of Seattle, Revenue Bonds, AMT,
Series C,
5.000%, due 04/01/32	1,000,000	1,000,934
State of Washington, GO Bonds,
Series B,
5.000%, due 02/01/43	1,000,000	1,076,720
State of Washington, Refunding, GO Bonds,
Series R-2022-C,
4.000%, due 07/01/36	1,500,000	1,547,167

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Washington—(continued)
Washington State Housing Finance Commission, Revenue Bonds,
Series A,
3.500%, due 12/20/35	$912,119	$879,985
		4,504,806
Wisconsin—7.6%
City of Milwaukee, GO Bonds, (Assured Guaranty Corp.),
Series B4,
5.000%, due 04/01/35	2,000,000	2,223,885
Public Finance Authority KU, Campus Development Corp. project, University of Kansas, Revenue Bonds,
5.000%, due 03/01/34	1,500,000	1,501,740
Public Finance Authority, Duke Energy Progress LLC, Refunding, Revenue Bonds,
Series A-2,
3.700%, due 10/01/46[1]	2,330,000	2,361,802
Public Finance Authority, Kahala Senior Living Community, Refunding, Revenue Bonds,
5.000%, due 11/15/40	425,000	450,139
Public Finance Authority, Lindenwood Education System Obligated Group, Refunding, Revenue Bonds,
5.000%, due 06/01/33	1,155,000	1,213,120
Public Finance Authority, Oxford Properties LLC Project, Revenue Bonds, (Build America Mutual Assurance Corp.),
Series A,
5.000%, due 07/01/34	500,000	549,981

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Wisconsin—(continued)
Public Finance Authority, The Ground LLC - Wake Forest University Project, Revenue Bonds,
5.000%, due 07/01/35	$1,000,000	$1,103,472
Sparta Area School District, GO Bonds, (Assured Guaranty Corp.),
3.000%, due 03/01/39	2,000,000	1,797,305
		11,201,444
Total municipal bonds (cost—$148,148,623)		146,917,464

	Number of
	shares
Short-term investments—0.5%
Investment companies—0.5%
State Street Institutional U.S. Government Money Market Fund, 3.596%[5] (cost—$763,995)	763,995	$763,995
Total investments—99.7% (cost—$148,912,618)		147,681,459
Other assets in excess of liabilities—0.3%		419,044
Net assets—100.0%		$148,100,503

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Municipal bonds	$—	$146,917,464	$—	$146,917,464
Short-term investments	763,995	—	—	763,995
Total	$763,995	$146,917,464	$—	$147,681,459

For the period ended April 30, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Floating or variable rate securities. The rates disclosed are as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
[2]	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.
[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,079,299, represented 0.7% of the Portfolio's net assets at period end.
[4]	Security purchased on a when–issued basis. When–issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
[5]	Rate shown reflects yield at April 30, 2026.

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—3.3%
Ireland—1.4%
ARES European CLO XXI DAC,
Series 21A, Class A,
3 mo. EURIBOR + 1.220%,
3.424%, due 04/15/38[2,3]	394,000	$462,616
Avoca CLO XXXII DAC,
Series 32A, Class A1,
3 mo. EURIBOR + 1.170%,
3.374%, due 04/15/39[2,3]	396,000	463,716
Palmer Square European CLO DAC,
Series 2025-2A, Class A,
3 mo. EURIBOR + 1.350%,
3.554%, due 07/15/38[2,3]	381,000	447,574
Ravensdale Park CLO DAC,
Series 1A, Class A,
3 mo. EURIBOR + 1.170%,
3.335%, due 04/25/38[2,3]	287,000	335,930
RRE 24 Loan Management DAC,
Series 24A, Class A1,
3 mo. EURIBOR + 1.160%,
3.176%, due 04/15/40[2,3]	400,000	468,757
		2,178,593
Netherlands—0.2%
Dryden Euro CLO,
Series 131A, Class A,
3 mo. EURIBOR + 1.210%,
3.743%, due 04/15/39[2,3]	300,000	350,893

United States—1.7%
Aqua Finance Issuer Trust,
Series 2025-B, Class A,
4.790%, due 05/17/51[2]	169,020	169,113
Credit Acceptance Auto Loan Trust,
Series 2024-1A, Class A,
5.680%, due 03/15/34[2]	503,985	506,055
GM Financial Automobile Leasing Trust,
Series 2024-1, Class A3,
5.090%, due 03/22/27	18,985	18,998
Lendmark Funding Trust
Series 2025-2A, Class A,
4.780%, due 10/20/34[2]	420,000	420,316
Series 2026-1A, Class A,
4.800%, due 11/20/35[2,4]	181,000	180,718
Merchants Fleet Funding LLC,
Series 2024-1A, Class A,
5.820%, due 04/20/37[2]	248,063	249,041
Progress Residential Trust,
Series 2025-SFR3, Class A,
3.390%, due 07/17/42[2]	415,000	392,063
Santander Drive Auto Receivables Trust,
Series 2025-3, Class C,
4.680%, due 09/15/31	96,000	96,003

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Asset-backed securities—(continued)
United States—(continued)
Sierra Timeshare Receivables Funding LLC,
Series 2025-2A, Class A,
4.720%, due 04/20/44[2]		61,958	$61,930
Tesla Auto Lease Trust,
Series 2024-A, Class A3,
5.300%, due 06/21/27[2]		46,583	46,642
Towd Point Mortgage Trust,
Series 2026-FIX2, Class A1A,
5.309%, due 04/25/66[2]		460,000	458,979
UPG HI Issuer Trust,
Series 2026-1, Class A,
5.030%, due 02/25/48[2,4]		100,000	99,994
			2,699,852
Total asset-backed securities
(cost—$5,036,249)			5,229,338

Corporate bonds—33.1%
Argentina—0.0%†
Tecpetrol SA
7.625%, due 11/03/30[2]		50,000	51,150

Australia—0.6%
Amcor U.K. Finance PLC
3.200%, due 11/17/29	EUR	250,000	290,009
Glencore Funding LLC
5.634%, due 04/04/34[2]		461,000	473,795
6.375%, due 10/06/30[2]		87,000	92,224
Santos Finance Ltd.
6.875%, due 09/19/33[2]		152,000	165,761
			1,021,789
Austria—0.1%
Benteler International Austria GmbH
7.250%, due 06/15/31[5]	EUR	100,000	124,285

Belgium—0.3%
KBC Group NV
(fixed, converts to FRN on 09/23/30),
4.454%, due 09/23/31[2,3]		200,000	196,839
(fixed, converts to FRN on 10/16/29),
4.932%, due 10/16/30[2,3]		225,000	226,472
			423,311
Canada—0.8%
Enbridge, Inc.
5.300%, due 04/05/29		260,000	265,518

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Canada—(continued)
Series 2017-A, (fixed, converts to FRN on 07/15/27),
5.500%, due 07/15/77[3]		110,000	$109,750
Toronto-Dominion Bank
3.666%, due 09/08/31[5]	EUR	700,000	842,008
TransCanada PipeLines Ltd.
(fixed, converts to FRN on 10/17/31),
6.125%, due 10/17/56[3]		21,000	21,092
(fixed, converts to FRN on 10/17/36),
6.375%, due 10/17/56[3]		23,000	23,176
			1,261,544
Colombia—0.2%
Ecopetrol SA
8.625%, due 01/19/29		200,000	211,700
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA
5.375%, due 12/30/30[5]		198,071	183,592
			395,292
Denmark—0.1%
Danske Bank AS
(fixed, converts to FRN on 03/01/29),
5.705%, due 03/01/30[2,3]		230,000	236,360

France—3.7%
Alstom SA
(fixed, converts to FRN on 08/29/29),
5.868%, due 05/29/29[3,5,6]	EUR	100,000	119,714
BNP Paribas SA
(fixed, converts to FRN on 01/13/32),
5.786%, due 01/13/33[2,3]		200,000	207,032
(fixed, converts to FRN on 08/16/29),
7.750%, due 08/16/29[2,3,6]		200,000	209,774
(fixed, converts to FRN on 11/19/29),
5.283%, due 11/19/30[2,3]		290,000	295,045
BPCE SA
0.500%, due 02/24/27[5]	EUR	100,000	115,289

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
France—(continued)
(fixed, converts to FRN on 01/13/36),
5.417%, due 01/13/37[2,3]		250,000	$244,304
(fixed, converts to FRN on 01/14/30),
5.876%, due 01/14/31[2,3]		475,000	489,869
(fixed, converts to FRN on 10/19/28),
6.714%, due 10/19/29[2,3]		830,000	868,499
(fixed, converts to FRN on 10/19/33),
7.003%, due 10/19/34[2,3]		250,000	273,167
BPCE SFH SA
3.000%, due 01/15/31[5]	EUR	400,000	466,055
Credit Agricole SA
(fixed, converts to FRN on 09/11/27),
4.631%, due 09/11/28[2,3]		250,000	250,118
(fixed, converts to FRN on 10/03/28),
6.316%, due 10/03/29[2,3]		355,000	368,676
Electricite de France SA
(fixed, converts to FRN on 09/15/30),
3.375%, due 06/15/30[3,5,6]	EUR	200,000	222,113
(fixed, converts to FRN on 09/17/32),
5.625%, due 06/17/32[3,5,6]	EUR	200,000	242,305
Societe Generale SA
(fixed, converts to FRN on 04/10/36),
5.400%, due 04/10/37[2,3]		580,000	566,425
(fixed, converts to FRN on 04/13/32),
6.100%, due 04/13/33[2,3]		250,000	260,202
TotalEnergies SE
(fixed, converts to FRN on 11/19/34),
4.500%, due 08/19/34[3,5,6]	EUR	200,000	231,558

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
France—(continued)
Series NC12, (fixed, converts to FRN on 01/25/33),
2.125%, due 07/25/32[3,5,6]	EUR	100,000	102,222
Unibail-Rodamco-Westfield SE
(fixed, converts to FRN on 10/04/30),
4.875%, due 07/04/30[3,5,6]	EUR	200,000	235,043
			5,767,410
Germany—1.4%
Commerzbank AG
(fixed, converts to FRN on 07/16/31),
4.000%, due 07/16/32[3,5]	EUR	100,000	118,673
Deutsche Bank AG
(fixed, converts to FRN on 02/06/31),
4.725%, due 02/06/32[3]		150,000	147,567
(fixed, converts to FRN on 02/10/33),
7.079%, due 02/10/34[3]		390,000	419,267
(fixed, converts to FRN on 08/04/30),
4.950%, due 08/04/31[3]		155,000	154,514
(fixed, converts to FRN on 11/20/28),
6.819%, due 11/20/29[3]		185,000	194,149
IHO Verwaltungs GmbH
6.750% Cash or 7.500% PIK,
6.750%, due 11/15/29[5,8]	EUR	100,000	122,785
RWE Finance U.S. LLC
5.875%, due 04/16/34[2]		150,000	155,192
Volkswagen International Finance NV
(fixed, converts to FRN on 11/15/30),
5.493%, due 11/15/30[3,5,6]	EUR	100,000	117,699
Volkswagen Leasing GmbH
0.625%, due 07/19/29[5]	EUR	200,000	215,080
Vonovia SE
0.625%, due 12/14/29[5]	EUR	400,000	424,387

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Germany—(continued)
ZF Europe Finance BV
7.000%, due 06/12/30[5]	EUR	100,000	$122,665
			2,191,978
Guatemala—0.1%
Energuate Trust 2 0
6.350%, due 09/15/35[2]		200,000	200,551

Hong Kong—0.1%
Melco Resorts Finance Ltd.
5.750%, due 07/21/28[2]		200,000	198,611

Ireland—1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300%, due 01/30/32		592,000	541,110
4.125%, due 02/28/29		175,000	172,842
AIB Group PLC
(fixed, converts to FRN on 04/04/27),
2.250%, due 04/04/28[3,5]	EUR	500,000	582,295
(fixed, converts to FRN on 04/30/30),
7.125%, due 10/30/29[3,5,6]	EUR	200,000	249,736
Avolon Holdings Funding Ltd.
5.150%, due 01/15/30[2]		405,000	406,397
5.750%, due 03/01/29[2]		380,000	388,109
5.750%, due 11/15/29[2]		165,000	168,897
6.375%, due 05/04/28[2]		155,000	159,422
			2,668,808
Italy—1.2%
Eni SpA
(fixed, converts to FRN on 04/21/34),
4.875%, due 01/21/34[3,5,6]	EUR	150,000	175,896
Intesa Sanpaolo SpA
6.625%, due 06/20/33[2]		405,000	441,071
(fixed, converts to FRN on 05/20/32),
7.000%, due 05/20/32[3,5,6]	EUR	200,000	251,748
UniCredit SpA
0.850%, due 01/19/31[5]	EUR	350,000	365,553
(fixed, converts to FRN on 01/15/27),
2.731%, due 01/15/32[3,5]	EUR	400,000	467,078

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Italy—(continued)
(fixed, converts to FRN on 06/03/32),
6.500%, due 12/03/31[3,5,6]	EUR	200,000	$246,754
			1,948,100
Jamaica—0.1%
Digicel International Finance Ltd./Difl U.S. LLC
8.625%, due 08/01/32[2]		200,000	207,500

Japan—0.2%
Rakuten Group, Inc.
11.250%, due 02/15/27[2]		248,000	257,850

Luxembourg—0.2%
Herens Holdco SARL
4.750%, due 05/15/28[2,7]		200,000	177,000
Maxam Prill SARL
6.000%, due 07/15/30[5]	EUR	100,000	118,522
			295,522
Macau—0.1%
Studio City Finance Ltd.
5.000%, due 01/15/29[5]		200,000	190,690

Mexico—0.6%
Alpek SAB de CV
4.250%, due 09/18/29[5]		200,000	186,836
CFE Fibra E
5.875%, due 09/23/40[2]		197,160	195,262
Corp. Inmobiliaria Vesta SAB de CV
5.500%, due 01/30/33[2]		200,000	199,250
Petroleos Mexicanos
7.690%, due 01/23/50		345,000	316,883
			898,231
Netherlands—0.4%
ING Groep NV
(fixed, converts to FRN on 11/16/26),
5.750%, due 11/16/26[3,6]		580,000	581,492

Saudi Arabia—0.2%
Greensaif Pipelines Bidco SARL
5.853%, due 02/23/36[5]		255,000	260,865

Spain—1.0%
Banco de Sabadell SA
(fixed, converts to FRN on 05/20/31),
6.500%, due 05/20/31[3,5,6]	EUR	200,000	243,701

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Spain—(continued)
Banco Santander SA
(fixed, converts to FRN on 05/21/29),
9.625%, due 11/21/28[3,6]		200,000	$219,636
CaixaBank SA
(fixed, converts to FRN on 03/15/29),
5.673%, due 03/15/30[2,3]		415,000	425,630
(fixed, converts to FRN on 07/19/28),
5.000%, due 07/19/29[3,5]	EUR	400,000	486,170
(fixed, converts to FRN on 09/13/33),
6.840%, due 09/13/34[2,3]		230,000	251,348
			1,626,485
Turkey—0.3%
Mersin Uluslararasi Liman Isletmeciligi AS
8.250%, due 11/15/28[5]		200,000	206,250
Turkiye Varlik Fonu Yonetimi AS
8.250%, due 02/14/29[5]		210,000	220,500
			426,750
United Kingdom—3.5%
BAT Capital Corp.
4.540%, due 08/15/47		157,000	127,965
Heathrow Funding Ltd.
6.450%, due 12/10/31[5]	GBP	350,000	495,035
6.750%, due 12/03/26[5]	GBP	478,000	656,735
HSBC Holdings PLC
(fixed, converts to FRN on 03/04/29),
5.546%, due 03/04/30[3]		440,000	450,401
(fixed, converts to FRN on 05/19/31),
4.191%, due 05/19/36[3,5]	EUR	200,000	235,516
(fixed, converts to FRN on 11/06/30),
4.619%, due 11/06/31[3]		470,000	465,609
(fixed, converts to FRN on 11/19/27),
5.130%, due 11/19/28[3]		200,000	201,687

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
United Kingdom—(continued)
INEOS Quattro Finance 2 PLC
8.500%, due 03/15/29[5]	EUR	100,000	$114,193
Nationwide Building Society
2.000%, due 04/28/27[5]	EUR	300,000	349,244
(fixed, converts to FRN on 12/20/27),
5.750%, due 06/20/27[3,5,6]	GBP	200,000	272,090
NatWest Group PLC
(fixed, converts to FRN on 09/06/27),
4.067%, due 09/06/28[3,5]	EUR	505,000	599,681
Santander U.K. Group Holdings PLC
(fixed, converts to FRN on 09/11/29),
4.858%, due 09/11/30[3]		340,000	340,438
(fixed, converts to FRN on 09/22/28),
4.320%, due 09/22/29[3]		200,000	198,450
Standard Chartered PLC
(fixed, converts to FRN on 01/12/27),
2.608%, due 01/12/28[2,3]		343,000	338,232
(fixed, converts to FRN on 02/15/28),
7.750%, due 08/15/27[2,3,6]		200,000	205,630
(fixed, converts to FRN on 09/23/26),
1.200%, due 09/23/31[3,5]	EUR	200,000	232,990
(fixed, converts to FRN on 10/15/29),
5.005%, due 10/15/30[2,3]		200,000	201,372
			5,485,268
United States—16.2%
AbbVie, Inc.
4.050%, due 11/21/39		81,000	70,945
Aircastle Ltd./Aircastle Ireland DAC
5.000%, due 05/15/31[2]		375,000	372,497
Amazon.com, Inc.
5.650%, due 03/13/46		95,000	93,689
American Airlines Pass-Through Trust
Series 2016-3, Class A,
3.250%, due 10/15/28		43,927	42,028

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Series 2017-2, Class A,
3.600%, due 10/15/29	53,867	$51,232
American Express Co.
(fixed, converts to FRN on 04/25/35),
5.667%, due 04/25/36[3]	80,000	82,862
(fixed, converts to FRN on 07/20/32),
4.918%, due 07/20/33[3]	65,000	65,154
Amgen, Inc.
5.750%, due 03/02/63	139,000	132,850
Athene Global Funding
5.033%, due 07/17/30[2]	305,000	302,056
5.543%, due 08/22/35[2]	92,000	90,355
Bank of America Corp.
(fixed, converts to FRN on 01/24/30),
5.162%, due 01/24/31[3]	645,000	657,000
(fixed, converts to FRN on 02/06/36),
5.045%, due 02/06/37[3]	105,000	103,375
(fixed, converts to FRN on 03/08/32),
3.846%, due 03/08/37[3]	71,000	65,952
(fixed, converts to FRN on 04/23/31),
4.695%, due 04/23/32[3]	70,000	69,713
(fixed, converts to FRN on 10/20/31),
2.572%, due 10/20/32[3]	311,000	277,065
Boeing Co.
3.600%, due 05/01/34	240,000	215,708
BP Capital Markets PLC
(fixed, converts to FRN on 03/01/34),
6.450%, due 12/01/33[3,6]	143,000	149,744
(fixed, converts to FRN on 06/18/35),
6.125%, due 03/18/35[3,6]	235,000	240,286
Broadcom, Inc.
3.469%, due 04/15/34	35,000	31,587
5.200%, due 07/15/35	114,000	114,983
Cencora, Inc.
2.800%, due 05/15/30	51,000	47,661
4.900%, due 02/13/36	52,000	50,734
CF Industries, Inc.
4.950%, due 06/01/43	159,000	143,031

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250%, due 01/15/29	250,000	$233,645
3.500%, due 06/01/41	141,000	97,808
6.650%, due 02/01/34	125,000	129,624
Cheniere Energy Partners LP
4.500%, due 10/01/29	440,000	437,745
Citigroup, Inc.
(fixed, converts to FRN on 02/13/29),
5.174%, due 02/13/30[3]	580,000	588,840
(fixed, converts to FRN on 03/20/29),
3.980%, due 03/20/30[3]	460,000	452,237
(fixed, converts to FRN on 03/31/30),
4.412%, due 03/31/31[3]	415,000	410,474
(fixed, converts to FRN on 05/01/31),
2.561%, due 05/01/32[3]	330,000	296,524
(fixed, converts to FRN on 09/11/30),
4.503%, due 09/11/31[3]	110,000	108,769
(fixed, converts to FRN on 09/19/29),
4.542%, due 09/19/30[3]	488,000	486,173
Columbia Pipelines Operating Co. LLC
5.927%, due 08/15/30[2]	65,000	67,938
6.036%, due 11/15/33[2]	230,000	242,956
Constellation Energy Generation LLC
6.250%, due 10/01/39	175,000	184,620
Coterra Energy, Inc.
5.900%, due 02/15/55	10,000	9,623
Diamondback Energy, Inc.
6.250%, due 03/15/33	32,000	34,310
Dominion Energy, Inc.
(fixed, converts to FRN on 02/15/31),
6.000%, due 02/15/56[3]	158,000	158,083
Edison International
(fixed, converts to FRN on 06/15/28),
8.125%, due 06/15/53[3]	28,000	28,726
Energy Transfer LP
5.600%, due 09/01/34	80,000	81,635

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
(fixed, converts to FRN on 02/15/31),
6.500%, due 02/15/56[3]		321,000	$321,865
Entergy Corp.
(fixed, converts to FRN on 06/15/31),
5.875%, due 06/15/56[3]		25,000	25,010
(fixed, converts to FRN on 12/01/29),
7.125%, due 12/01/54[3]		257,000	264,576
Enterprise Products Operating LLC
(fixed, converts to FRN on 02/15/28),
5.375%, due 02/15/78[3]		74,000	73,792
EUSHI Finance, Inc.
(fixed, converts to FRN on 04/01/31),
6.250%, due 04/01/56[3]		111,000	109,932
(fixed, converts to FRN on 12/15/29),
7.625%, due 12/15/54[3]		78,000	80,754
Expand Energy Corp.
5.375%, due 03/15/30		338,000	341,493
Fifth Third Bancorp
(fixed, converts to FRN on 04/29/31),
4.566%, due 04/29/32[3]		160,000	157,589
FirstEnergy Transmission LLC
2.866%, due 09/15/28[2]		210,000	201,953
Fiserv, Inc.
4.550%, due 02/15/31		100,000	98,021
Ford Motor Credit Co. LLC
4.867%, due 08/03/27	EUR	677,000	808,161
5.420%, due 04/09/31		210,000	208,178
Foundry JV Holdco LLC
6.250%, due 01/25/35[2]		260,000	274,535
General Motors Financial Co., Inc.
5.625%, due 04/04/32		411,000	421,605
Global Payments, Inc.
5.550%, due 11/15/35		115,000	110,913
Goldman Sachs Group, Inc.
(fixed, converts to FRN on 01/21/31),
4.516%, due 01/21/32[3]		295,000	290,698
(fixed, converts to FRN on 01/21/36),
5.065%, due 01/21/37[3]		168,000	164,243

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
(fixed, converts to FRN on 01/28/30),
5.207%, due 01/28/31[3]	660,000	$670,584
(fixed, converts to FRN on 10/21/30),
4.369%, due 10/21/31[3]	370,000	362,969
HCA, Inc.
3.500%, due 09/01/30	117,000	111,245
3.500%, due 07/15/51	190,000	125,117
4.600%, due 11/15/32	48,000	46,812
4.700%, due 05/15/31	80,000	79,625
5.250%, due 06/15/49	10,000	8,841
5.500%, due 06/15/47	70,000	64,234
Hyundai Capital America
4.875%, due 11/01/27[2]	360,000	361,593
ITC Holdings Corp.
2.950%, due 05/14/30[2]	45,000	42,134
5.400%, due 06/01/33[2]	370,000	375,111
5.650%, due 05/09/34[2]	140,000	143,943
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.950%, due 04/20/35	265,000	274,345
6.500%, due 12/01/52	65,000	65,189
7.250%, due 11/15/53	120,000	130,837
Jersey Central Power & Light Co.
2.750%, due 03/01/32[2]	330,000	296,514
LYB International Finance III LLC
5.875%, due 01/15/36	63,000	63,639
M&T Bank Corp.
(fixed, converts to FRN on 01/16/35),
5.385%, due 01/16/36[3]	84,000	83,699
(fixed, converts to FRN on 03/13/31),
6.082%, due 03/13/32[3]	60,000	62,881
Maple Parent Holdings Corp.
5.700%, due 03/26/36[2]	42,000	42,052
6.625%, due 03/26/56[2]	44,000	44,548
Mars, Inc.
5.200%, due 03/01/35[2]	150,000	151,339
Marvell Technology, Inc.
2.950%, due 04/15/31	179,000	165,012
5.450%, due 07/15/35	202,000	206,597
Meta Platforms, Inc.
4.875%, due 11/15/35	103,000	100,384
5.250%, due 05/15/36	100,000	99,719
5.400%, due 08/15/54	120,000	106,654

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
5.500%, due 11/15/45		165,000	$153,304
5.625%, due 11/15/55		16,000	14,691
6.300%, due 05/15/56		140,000	140,216
MetLife, Inc.
(fixed, converts to FRN on 03/15/36),
5.850%, due 03/15/56[3]		20,000	19,729
Monongahela Power Co.
5.850%, due 02/15/34[2]		60,000	62,784
Morgan Stanley
(fixed, converts to FRN on 01/15/30),
5.230%, due 01/15/31[3]		245,000	249,062
(fixed, converts to FRN on 01/16/31),
4.493%, due 01/16/32[3]		195,000	191,873
(fixed, converts to FRN on 01/18/36),
5.314%, due 01/18/41[3]		75,000	72,991
(fixed, converts to FRN on 01/19/33),
5.948%, due 01/19/38[3]		182,000	187,493
(fixed, converts to FRN on 01/30/36),
5.073%, due 01/30/37[3]		200,000	195,686
(fixed, converts to FRN on 07/21/33),
5.424%, due 07/21/34[3]		173,000	176,317
(fixed, converts to FRN on 10/18/29),
4.654%, due 10/18/30[3]		480,000	479,184
Series I, (fixed, converts to FRN on 10/22/30),
4.356%, due 10/22/31[3]		256,000	251,438
Morgan Stanley Private Bank NA
(fixed, converts to FRN on 07/18/30),
4.734%, due 07/18/31[3]		250,000	249,645
Netflix, Inc.
4.625%, due 05/15/29	EUR	700,000	854,336
NiSource, Inc.
(fixed, converts to FRN on 11/30/29),
6.950%, due 11/30/54[3]		85,000	87,920
Oracle Corp.
3.950%, due 03/25/51		35,000	22,000
4.000%, due 07/15/46		20,000	13,350
5.375%, due 09/27/54		41,000	31,560

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
6.000%, due 08/03/55		96,000	$80,486
6.550%, due 02/04/46		119,000	110,669
6.700%, due 02/04/56		225,000	207,361
6.850%, due 02/04/66		110,000	101,067
Pacific Gas & Electric Co.
5.800%, due 05/15/34		265,000	271,764
6.000%, due 08/15/35		225,000	232,450
6.150%, due 01/15/33		210,000	220,141
6.750%, due 01/15/53		143,000	149,313
PG&E Corp.
(fixed, converts to FRN on 03/15/30),
7.375%, due 03/15/55[3]		90,000	92,570
(fixed, converts to FRN on 09/15/31),
6.850%, due 09/15/56[3]		98,000	97,980
PNC Financial Services Group, Inc.
(fixed, converts to FRN on 01/25/36),
5.423%, due 01/25/41[3]		45,000	44,132
(fixed, converts to FRN on 07/21/35),
5.373%, due 07/21/36[3]		30,000	30,146
(fixed, converts to FRN on 10/21/31),
4.812%, due 10/21/32[3]		155,000	154,779
Quanta Services, Inc.
5.100%, due 08/09/35		215,000	214,087
Realty Income Corp.
5.125%, due 07/06/34	EUR	100,000	125,776
Road Michigan Property Owner I LLC
7.500%, due 03/30/45[2]		139,000	138,972
Roper Technologies, Inc.
4.450%, due 09/15/30		110,000	108,370
San Diego Gas & Electric Co.
Series DDDD, 5.200%, due 03/15/36		55,000	54,859
Sempra
(fixed, converts to FRN on 04/01/31),
6.375%, due 04/01/56[3]		85,000	85,970
Sierra Pacific Power Co.
(fixed, converts to FRN on 12/15/30),
6.200%, due 12/15/55[3]		170,000	167,186
Solventum Corp.
5.450%, due 03/13/31		166,000	170,571
5.600%, due 03/23/34		85,000	86,896

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
Southern California Edison Co.
5.200%, due 06/01/34		30,000	$29,704
5.450%, due 03/01/35		46,000	45,926
Southern Co. Gas Capital Corp.
5.750%, due 09/15/33		100,000	104,113
Southern Power Co.
Series A, 4.250%, due 10/01/30		27,000	26,680
Series B, 4.900%, due 10/01/35		71,000	68,755
Stellantis Financial Services U.S. Corp.
5.400%, due 09/15/30[2]		385,000	380,390
Truist Financial Corp.
(fixed, converts to FRN on 10/23/35),
4.964%, due 10/23/36[3]		245,000	236,728
U.S. Bancorp
(fixed, converts to FRN on 01/23/34),
5.678%, due 01/23/35[3]		65,000	67,173
Uber Technologies, Inc.
4.800%, due 09/15/34		16,000	15,680
4.800%, due 09/15/35		450,000	438,278
Vistra Operations Co. LLC
3.700%, due 01/30/27[2]		209,000	207,729
4.600%, due 10/15/30[2]		27,000	26,503
5.250%, due 10/15/35[2]		65,000	63,067
5.350%, due 01/31/36[2]		80,000	78,130
5.700%, due 12/30/34[2]		135,000	136,300
6.000%, due 04/15/34[2]		65,000	67,071
Wells Fargo & Co.
(fixed, converts to FRN on 01/24/30),
5.244%, due 01/24/31[3]		560,000	570,867
(fixed, converts to FRN on 04/23/30),
5.150%, due 04/23/31[3]		415,000	422,146
(fixed, converts to FRN on 07/25/33),
5.557%, due 07/25/34[3]		201,000	206,509
WPC Eurobond BV
1.350%, due 04/15/28	EUR	200,000	225,993
			25,576,038
Total corporate bonds
(cost—$51,444,102)			52,295,880

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Mortgage-backed securities—2.4%
Spain—0.1%
Fondo de Titulizacion de Activos Santander Hipotecario 2, Series 2, Class A,
3 mo. EURIBOR + 0.150%,
2.388%, due 01/18/49[3,5]	EUR	70,590	$82,697
			82,697
United Kingdom—0.4%
Silverstone Master Issuer PLC, Series 2022-1A, Class 2A,
1 day GBP SONIA + 0.290%,
4.037%, due 01/21/70[2,3]	GBP	504,000	685,012
			685,012
United States—1.9%
Angel Oak Mortgage Trust, Series 2020-1, Class A1,
2.466%, due 12/25/59[2,3]		31,835	31,230
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B,
4.480%, due 09/10/58[3]		310,118	300,039
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class C,
5.018%, due 01/15/49[3]		320,000	308,002
Federal National Mortgage Association REMICS, Series 2021-86, Class T,
2.500%, due 09/25/48		1,281,486	1,144,446
GS Mortgage Securities Trust, Series 2017-GS6, Class C,
4.322%, due 05/10/50[3]		350,000	274,437
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1,
4.100%, due 07/25/65[2,3]		92,524	89,883

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Mortgage-backed securities—(continued)
United States—(continued)
OBX Trust, Series 2020-EXP1, Class 2A1,
1 mo. USD Term SOFR + 0.864%,
4.519%, due 02/25/60[2,3]		43,948	$43,378
Starwood Mortgage Residential Trust, Series 2020-1, Class A1,
2.275%, due 02/25/50[2,3]		9,968	9,620
UBS Commercial Mortgage Trust
Series 2017-C1, Class C,
4.530%, due 11/15/50[3]		360,000	340,424
Series 2018-C11, Class B,
4.713%, due 06/15/51[3]		440,000	417,871
WHARF Commercial Mortgage Trust, Series 2025-DC, Class A,
5.528%, due 07/15/40[2,3]		100,000	101,759
			3,061,089
Total mortgage-backed securities
(cost—$4,056,532)
			3,828,798
Non-U.S. government agency obligations—30.9%
Bermuda—0.6%
Bermuda Government International Bonds
4.750%, due 02/15/29[2]		910,000	913,504

Canada—1.1%
Hydro-Quebec
6.500%, due 02/15/35	CAD	750,000	655,397
Province of British Columbia
2.800%, due 06/18/48	CAD	300,000	162,126
Province of Quebec
5.000%, due 12/01/41	CAD	1,100,000	852,183
			1,669,706
China—3.0%
China Development Bank
1.870%, due 09/05/35	CNY	3,370,000	493,415
China Government Bonds
2.150%, due 08/25/55[4]	CNY	21,680,000	3,083,977
2.380%, due 01/15/56[4]	CNY	7,410,000	1,112,656
			4,690,048

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Non-U.S. government agency obligations—(continued)
Ecuador—0.1%
Ecuador Government International Bonds
8.750%, due 01/29/34[5]		200,000	$204,091

Egypt—0.1%
Egypt Government International Bonds
8.500%, due 01/31/47[5]		200,000	182,120

El Salvador—0.1%
El Salvador Government International Bonds
7.650%, due 06/15/35[5]		78,000	79,997

Germany—6.6%
Bundesobligation
2.200%, due 10/10/30[5]	EUR	3,895,000	4,473,602
Bundesrepublik Deutschland Bundesanleihe
2.600%, due 08/15/35[5]	EUR	1,115,000	1,266,451
2.900%, due 02/15/36[5]	EUR	120,000	139,307
2.900%, due 08/15/56[5]	EUR	140,000	145,155
Bundesschatzanweisungen
2.000%, due 12/16/27[5]	EUR	3,724,275	4,327,328
			10,351,843
Ghana—0.1%
Ghana Government International Bonds,
Steps to 6.000% on 07/03/28,
5.000%, due 07/03/35[5]		100,000	91,544

Hungary—0.2%
Hungary Government International Bonds
5.500%, due 03/26/36[2]		321,000	321,241

Indonesia—0.8%
Indonesia Treasury Bonds
8.750%, due 05/15/31	IDR	19,821,000,000	1,241,814

Italy—1.7%
Italy Buoni Poliennali Del Tesoro
4.300%, due 10/01/54[5]	EUR	2,405,000	2,712,330

Ivory Coast—0.1%
Ivory Coast Government International Bonds
6.750%, due 02/25/41[2]		200,000	184,308

Japan—2.3%
Japan Government Thirty Year Bonds
2.300%, due 12/20/54	JPY	77,500,000	370,671
2.400%, due 03/20/55	JPY	242,850,000	1,187,685
Japan Government Twenty Year Bonds
1.400%, due 12/20/42	JPY	224,900,000	1,105,401

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Non-U.S. government agency obligations—(continued)
Japan—(continued)
1.500%, due 09/20/43	JPY	189,100,000	$927,980
			3,591,737
Mexico—2.2%
Mexico Bonos
7.500%, due 05/26/33	MXN	30,000,000	1,580,866
7.750%, due 11/23/34	MXN	25,000,000	1,312,600
Mexico Government International Bonds
6.125%, due 02/09/38		630,000	623,070
			3,516,536
Pakistan—0.1%
Pakistan Government International Bonds
6.975%, due 04/24/29[2]		200,000	196,850

Poland—0.7%
Republic of Poland Government Bonds
5.000%, due 10/25/35	PLN	4,104,000	1,071,132

South Africa—1.4%
Republic of South Africa Government Bonds
8.000%, due 01/31/30	ZAR	18,220,000	1,087,206
9.000%, due 01/31/40	ZAR	6,600,000	387,158
Republic of South Africa Government International Bonds
5.750%, due 09/30/49		240,000	193,920
7.250%, due 12/11/55[5]		485,000	456,870
			2,125,154
South Korea—1.3%
Korea Treasury Bonds
3.500%, due 06/10/34	KRW	3,193,870,000	2,090,675

Spain—0.7%
Spain Government Bonds
4.000%, due 10/31/54[5]	EUR	980,000	1,121,470

Supranationals—0.9%
Africa Finance Corp.
5.550%, due 10/08/29[5]		200,000	202,206
Banque Ouest Africaine de Developpement
2.750%, due 01/22/33[2]	EUR	227,000	226,738
4.700%, due 10/22/31[5]		250,000	228,750
European Union
3.000%, due 03/04/53[5]	EUR	866,628	832,795
			1,490,489
Suriname—0.1%
Suriname Government International Bonds
8.500%, due 11/06/35[2]		200,000	218,763

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Non-U.S. government agency obligations—(continued)
United Kingdom—6.7%
U.K. Gilts
4.125%, due 03/07/31[5]	GBP	7,945,000	$10,624,829
Total non-U.S. government agency obligations
(cost—$51,435,370)			48,690,181

U.S. government agency obligations—12.9%
Federal Home Loan Mortgage Corp.
5.000%, due 10/01/53		924,002	916,105
5.500%, due 05/01/53		600,043	606,128
5.500%, due 07/01/53		755,403	761,991
6.000%, due 07/01/53		851,934	877,280
6.000%, due 08/01/53		199,750	204,370
6.000%, due 08/01/53		580,035	596,784
6.000%, due 01/01/54		574,451	591,038
Federal National Mortgage Association
2.500%, due 02/01/52		635,973	536,400
2.500%, due 05/01/52		678,193	577,044
3.000%, due 01/01/52		1,329,759	1,181,971
3.500%, due 05/01/58		1,047,581	960,128
5.000%, due 01/01/56		362,621	357,453
5.500%, due 11/01/55		864,217	868,994
6.000%, due 09/01/52		151,127	155,487
Government National Mortgage Association, TBA,
5.500%		2,757,000	2,776,078
Uniform Mortgage-Backed Security, TBA
5.000%		2,401,000	2,365,588
5.500%		5,961,000	5,991,103
Total U.S. government agency obligations
(cost—$20,371,951)			20,323,942

U.S. Treasury obligations—21.4%
U.S. Treasury Bonds
4.625%, due 11/15/55		57,000	53,758
4.750%, due 05/15/55		1,120,800	1,077,588
4.750%, due 08/15/55		486,000	467,547

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
U.S. Treasury obligations—(continued)
U.S. Treasury Notes
3.375%, due 02/29/28	14,507,700	$14,380,758
3.500%, due 10/31/27	5,975,000	5,942,558
3.625%, due 10/31/30	5,928,000	5,836,070
3.750%, due 06/30/27	5,336,400	5,332,022
4.250%, due 08/15/35	620,000	614,575
Total U.S. Treasury obligations
(cost—$33,957,540)		33,704,876

	Number of
	shares
Short-term investments—3.6%
Investment companies—2.3%
State Street Institutional U.S. Government Money Market Fund, 3.596%[9]
(cost—$3,679,725)	3,679,725	3,679,725

Short-term U.S. Treasury obligations—1.3%
U.S. Treasury Bills
3.665%, due 06/23/26
(cost—$1,964,587)	1,975,000	1,964,434

Total Short-term investments
(cost—$5,644,312)		5,644,159

Investment of cash collateral from securities loaned—0.5%
Money market funds—0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.626%[9]
(cost—$755,715)	755,715	755,715
Total investments—108.1%
(cost—$172,701,771)[10]		170,472,889
Liabilities in excess of other assets—(8.1)%		(12,729,208)
Net assets—100.0%		$157,743,681

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Interest rate futures buy contracts:
95	AUD	Australian Bond 10 Year Futures	June 2026	$7,424,861	$7,322,603	$(102,258)
26	CAD	Canadian Bond 10 Year Futures	June 2026	2,296,375	2,280,252	(16,123)
21	CAD	Canadian Bond 5 Year Futures	June 2026	1,754,594	1,744,963	(9,631)

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
61	EUR	Eurex Short-term Euro-BTP Futures	June 2026	$7,635,956	$7,588,819	$(47,137)
67	EUR	EURO Bobl 5 Year Index Future	June 2026	9,078,353	9,078,356	3
44	EUR	Euro Bund 10 Year Futures	June 2026	6,483,355	6,473,664	(9,691)
151	EUR	EURO Schatz 2 Year Futures	June 2026	18,825,060	18,741,132	(83,928)
30	EUR	French Government Bond Futures	June 2026	4,281,158	4,199,436	(81,722)
80	EUR	Italian Government Bond Futures	June 2026	11,095,733	10,981,605	(114,128)
7	JPY	Japan Government Bond 10 Year Futures	June 2026	5,811,912	5,779,566	(32,346)
63	USD	U.S. Long Bond Futures	June 2026	7,388,958	7,109,156	(279,802)
U.S. Treasury futures buy contracts:
28	USD	U.S. Treasury Note 10 Year Futures	June 2026	$3,113,482	$3,096,625	$(16,857)
8	USD	Ultra U.S. Treasury Bond Futures	June 2026	948,107	920,250	(27,857)
Total				$86,137,904	$85,316,427	$(821,477)

Interest rate futures sell contracts:
29	EUR	German Euro Buxl 30 Year Futures	June 2026	$(3,787,474)	$(3,709,226)	$78,248
4	GBP	United Kingdom Long Gilt Bond Futures	June 2026	(471,141)	(471,309)	(168)
U.S. Treasury futures sell contracts:
136	USD	U.S. Treasury Note 2 Year Futures	June 2026	(28,267,552)	(28,169,000)	$98,552
195	USD	U.S. Treasury Note 5 Year Futures	June 2026	(21,189,381)	(21,028,008)	161,373
22	USD	Ultra U.S. Treasury Note 10 Year Futures	June 2026	(2,496,190)	(2,482,908)	13,282
Total				$(56,211,738)	$(55,860,451)	$351,287
Net unrealized appreciation (depreciation)						$(470,190)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	EUR	427,820	USD	501,180	06/02/26	$(1,590)
BB	GBP	26,295	USD	35,332	06/02/26	(448)
BB	USD	113,327	GBP	84,561	06/02/26	1,736
BB	USD	3,543,250	NZD	6,010,003	06/02/26	10,659
BB	USD	154,851	RON	670,501	06/02/26	(3,679)
BB	USD	199,273	SGD	253,057	06/02/26	(60)
BB	USD	2,011,619	TRY	93,779,292	06/02/26	9,324
BNP	AUD	794,651	USD	559,858	06/02/26	(11,957)
BNP	CHF	463,868	EUR	504,842	06/02/26	(2,188)
BNP	CHF	1,092,765	USD	1,406,353	06/02/26	3,551
BNP	CHF	156,207	USD	200,073	06/02/26	(453)
BNP	EUR	169,683	CZK	4,133,175	06/02/26	(410)
BNP	EUR	169,589	JPY	31,719,163	06/02/26	3,752
BNP	EUR	169,589	NZD	338,908	06/02/26	1,107
BNP	EUR	310,667	USD	366,662	06/02/26	1,569
BNP	GBP	72,321	USD	97,557	06/02/26	(852)
BNP	JPY	44,367,465	CHF	220,540	06/02/26	(910)
BNP	NZD	336,792	USD	198,417	06/02/26	(739)
BNP	USD	1,280,489	CAD	1,758,028	06/02/26	15,487
BNP	USD	172,240	EUR	147,162	06/02/26	704
BNP	USD	3,591,487	EUR	3,039,321	06/02/26	(19,696)

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BNP	USD	87,565	GBP	64,780	06/02/26	$584
BNP	USD	9,386,813	JPY	1,487,100,461	06/02/26	132,947
BOA	USD	1,570,380	AUD	2,214,453	06/02/26	23,095
CITI	CAD	544,182	USD	398,944	06/02/26	(2,215)
CITI	CHF	177,177	USD	225,466	06/02/26	(1,978)
CITI	EUR	169,683	NZD	338,622	06/02/26	828
CITI	EUR	2,041,201	USD	2,405,164	06/02/26	6,357
CITI	GBP	295,328	USD	398,688	06/02/26	(3,168)
CITI	JPY	44,376,139	CHF	220,546	06/02/26	(957)
CITI	MXN	3,293,013	USD	187,537	06/02/26	(533)
CITI	NZD	1,769,114	USD	1,035,686	06/02/26	(10,448)
CITI	SEK	3,680,987	CAD	549,524	06/02/26	5,815
CITI	SEK	3,658,506	USD	400,654	06/02/26	3,811
CITI	SEK	6,045,886	USD	650,199	06/02/26	(5,605)
CITI	USD	399,241	CAD	544,109	06/02/26	1,864
CITI	USD	640,250	EUR	545,743	06/02/26	1,104
CITI	USD	2,875,360	SEK	26,301,078	06/02/26	(22,452)
CITI	USD	583,790	THB	18,685,014	06/02/26	(9,370)
CITI	USD	99,640	ZAR	1,654,029	06/02/26	(552)
CITI	ZAR	3,296,178	USD	200,126	06/02/26	2,663
GSI	AUD	842,322	USD	599,503	06/02/26	(6,614)
GSI	EUR	341,946	GBP	298,423	06/02/26	4,215
GSI	GBP	573,951	USD	775,518	06/02/26	(5,463)
GSI	JPY	61,811,325	USD	393,777	06/02/26	(1,912)
GSI	PLN	1,471,289	USD	408,496	06/02/26	2,621
GSI	SGD	1,590,349	USD	1,253,960	06/02/26	1,997
GSI	USD	676,491	AUD	965,662	06/02/26	18,380
GSI	USD	198,707	CHF	154,329	06/02/26	(593)
GSI	USD	15,041,984	CNH	102,164,436	06/02/26	(59,159)
GSI	USD	559,033	CZK	11,554,076	06/02/26	(2,739)
GSI	USD	560,321	EUR	478,725	06/02/26	2,273
GSI	USD	385,434	ILS	1,165,259	06/02/26	9,898
GSI	USD	986,453	MXN	17,066,425	06/02/26	(11,759)
GSI	USD	2,698,806	ZAR	44,318,320	06/02/26	(43,837)
HSBC	AUD	419,304	CAD	408,792	06/02/26	(371)
HSBC	CNH	7,552	USD	1,111	06/02/26	4
HSBC	EUR	182,100	USD	213,147	06/02/26	(855)
HSBC	GBP	5,426,080	USD	7,343,347	06/02/26	(39,976)
HSBC	JPY	7,451,001	USD	46,897	06/02/26	(801)
HSBC	USD	418,269	DKK	2,646,151	06/02/26	(1,995)
HSBC	USD	103,869	EUR	89,625	06/02/26	1,458
HSBC	USD	800,768	NZD	1,369,894	06/02/26	9,295
HSBC	ZAR	10,521,907	USD	637,673	06/02/26	7,339
MSCI	CAD	19,664	USD	14,410	06/02/26	(86)
MSCI	EUR	2,852,869	USD	3,362,372	06/02/26	9,699
MSCI	EUR	297,079	USD	348,135	06/02/26	(990)
MSCI	GBP	11,564	USD	15,613	06/02/26	(123)
MSCI	TRY	4,656,940	USD	100,036	06/02/26	(321)
MSCI	USD	1,595,203	EUR	1,360,533	06/02/26	3,688

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
MSCI	USD	23,462	GBP	17,362	06/02/26	$163
MSCI	USD	1,589,655	MXN	27,508,983	06/02/26	(18,568)
MSCI	USD	166,532	NOK	1,572,727	06/02/26	3,175
MSCI	ZAR	1,624,098	USD	98,444	06/02/26	1,150
SSB	JPY	28,583,308	USD	178,402	06/02/26	(4,576)
Net unrealized appreciation (depreciation)						$1,314

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$5,229,338	$—	$5,229,338
Corporate bonds	—	52,295,880	—	52,295,880
Mortgage-backed securities	—	3,828,798	—	3,828,798
Non-U.S. government agency obligations	—	48,690,181	—	48,690,181
U.S. government agency obligations	—	20,323,942	—	20,323,942
U.S. Treasury obligations	—	33,704,876	—	33,704,876
Short-term investments	3,679,725	—	—	3,679,725
Short-term U.S. Treasury obligations	—	1,964,434	—	1,964,434
Investment of cash collateral from securities loaned	755,715	—	—	755,715
Futures contracts	351,458	—	—	351,458
Forward foreign currency contracts	—	302,312	—	302,312
Total	$4,786,898	$166,339,761	$—	$171,126,659

Liabilities
Futures contracts	$(821,648)	$—	$—	$(821,648)
Forward foreign currency contracts	—	(300,998)	—	(300,998)
Total	$(821,648)	$(300,998)	$—	$(1,122,646)

For the period ended April 30, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
[1]	In U.S. dollars unless otherwise indicated.
[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $22,360,129, represented 14.2% of the Portfolio's net assets at period end.

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2026 (unaudited)

[3]	Floating or variable rate securities. The rates disclosed are as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
[4]	Security purchased on a when–issued basis. When–issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
[5]	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
[6]	Perpetual investment. Date shown reflects the next call date.
[7]	Security, or portion thereof, was on loan at the period end.
[8]	Payment–in–kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
[9]	Rate shown reflects yield at April 30, 2026.
[10]	Includes $2,351,747 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $755,715 and non-cash collateral of $1,640,318.

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—96.8%
Advertising—0.8%
Clear Channel Outdoor Holdings, Inc.
7.500%, due 06/01/29[2]		125,000	$125,230
7.750%, due 04/15/28[2]		200,000	201,435
7.875%, due 04/01/30[2]		100,000	104,115
Lamar Media Corp.
5.375%, due 11/01/33[2]		50,000	49,470
Neptune Bidco U.S., Inc.
9.290%, due 04/15/29[2]		275,000	278,121
9.500%, due 02/15/33[2]		75,000	75,059
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.250%, due 01/15/29[2]		50,000	48,781
4.625%, due 03/15/30[2]		175,000	170,278
5.000%, due 08/15/27[2]		175,000	174,741
			1,227,230
Aerospace & defense—1.3%
ATI, Inc.
4.875%, due 10/01/29		75,000	74,494
5.125%, due 10/01/31		125,000	124,517
7.250%, due 08/15/30		50,000	52,074
Boeing Co.
6.528%, due 05/01/34		75,000	82,022
Bombardier, Inc.
7.250%, due 07/01/31[2]		50,000	52,609
Czechoslovak Group AS
5.250%, due 01/10/31[3]	EUR	250,000	300,014
Evander Gold Mines Ltd.
10.000%, due 04/19/26[4,5,6]		119,906	0
Goat Holdco LLC
6.750%, due 02/01/32[2]		50,000	51,238
TransDigm, Inc.
6.125%, due 07/31/34[2]		200,000	200,220
6.250%, due 01/31/34[2]		50,000	51,130
6.375%, due 03/01/29[2]		50,000	50,998
6.375%, due 05/31/33[2]		525,000	529,037
6.625%, due 03/01/32[2]		75,000	77,077
6.750%, due 08/15/28[2]		250,000	253,377
6.750%, due 01/31/34[2]		75,000	77,047
7.125%, due 12/01/31[2]		100,000	103,627
			2,079,481

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Agriculture—0.3%
Darling Ingredients, Inc.
5.250%, due 04/15/27[2]		25,000	$24,980
6.000%, due 06/15/30[2]		75,000	75,650
MHP Lux SA
10.500%, due 07/28/29[2]		200,000	204,500
Tereos Finance Groupe I SA
5.750%, due 04/30/31[3]	EUR	125,000	137,902
			443,032
Airlines—1.1%
Allegiant Travel Co.
7.250%, due 08/15/27[2]		39,000	39,130
American Airlines, Inc.
7.250%, due 02/15/28[2]		100,000	101,342
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, due 04/20/29[2]		300,000	300,204
Avianca Midco 2 PLC
9.500%, due 01/28/31[2]		300,000	280,500
Gol Finance, Inc.
14.375%, due 06/06/30[2]		200,000	191,000
JetBlue Airways Corp./JetBlue Loyalty LP
9.875%, due 09/20/31[2]		225,000	209,558
Latam Airlines Group SA
7.875%, due 04/15/30[2]		75,000	76,196
OneSky Flight LLC
8.875%, due 12/15/29[2]		75,000	79,211
Transportes Aereos Portugueses SA
5.125%, due 11/15/29[2]	EUR	100,000	116,837
United Airlines Holdings, Inc.
5.375%, due 03/01/31		125,000	123,202
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.375%, due 02/01/30[2]		125,000	117,058
9.500%, due 06/01/28[2]		50,000	50,544
			1,684,782
Apparel—0.4%
Beach Acquisition Bidco LLC
10.000% Cash or 10.750% PIK,
10.000%, due 07/15/33[2,7]		210,809	231,892

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Apparel—(continued)
Crocs, Inc.
4.125%, due 08/15/31[2]		125,000	$116,317
4.250%, due 03/15/29[2]		25,000	24,270
CT Investment GmbH
6.375%, due 04/15/30[2]	EUR	100,000	119,914
Samsonite Finco SARL
4.375%, due 02/15/33[2]		125,000	141,920
			634,313
Auto manufacturers—0.5%
Allison Transmission, Inc.
3.750%, due 01/30/31[2]		50,000	46,981
4.750%, due 10/01/27[2]		75,000	74,866
5.875%, due 12/01/33[2]		50,000	50,478
JB Poindexter & Co., Inc.
8.750%, due 12/15/31[2]		125,000	129,530
Nissan Motor Acceptance Co. LLC
5.625%, due 09/29/28[2]		75,000	74,582
6.125%, due 09/30/30[2]		100,000	98,488
Nissan Motor Co. Ltd.
6.375%, due 07/17/33[2]	EUR	100,000	120,504
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
10.000%, due 01/15/31[2]		25,000	24,883
Uzauto Motors AJ
7.375%, due 11/19/30[2]		200,000	203,906
			824,218
Auto parts & equipment—2.0%
Adient Global Holdings Ltd.
7.500%, due 02/15/33[2]		50,000	51,147
American Axle & Manufacturing, Inc.
5.000%, due 10/01/29		125,000	121,461
6.375%, due 10/15/32[2]		50,000	49,911
7.750%, due 10/15/33[2]		50,000	48,816
Clarios Global LP/Clarios U.S. Finance Co.
4.750%, due 06/15/31[2]	EUR	100,000	117,279
6.750%, due 02/15/30[2]		50,000	51,659
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.125%, due 04/15/31[2]		25,000	25,173
Dana, Inc.
4.500%, due 02/15/32		41,000	38,725
Dexko Global, Inc.
7.500%, due 04/15/32[2]		180,250	162,184
Forvia SE
5.375%, due 03/15/31[2]	EUR	200,000	238,113

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Auto parts & equipment—(continued)
Goodyear Tire & Rubber Co.
5.250%, due 07/15/31		250,000	$227,243
5.625%, due 04/30/33		50,000	44,836
IHO Verwaltungs GmbH
8.750% Cash or 9.500% PIK,
8.750%, due 05/15/28[2,7]	EUR	125,000	150,108
7.000% Cash or 7.750% PIK,
7.000%, due 11/15/31[3,7]		175,000	217,221
Mahle GmbH
7.125%, due 07/15/32[3]		100,000	123,178
Opmobility
4.296%, due 02/05/31[3]		100,000	117,659
Phinia, Inc.
6.625%, due 10/15/32[2]		50,000	51,227
Qnity Electronics, Inc.
5.750%, due 08/15/32[2]		75,000	75,722
6.250%, due 08/15/33[2]		50,000	51,156
Tenneco, Inc.
8.000%, due 11/17/28[2]		200,000	202,376
Valeo SE
4.625%, due 03/23/32[3]	EUR	100,000	116,481
5.125%, due 05/20/31[3]		200,000	239,615
ZF Europe Finance BV
2.500%, due 10/23/27[3]		100,000	115,218
3.000%, due 10/23/29[3]		200,000	219,751
6.125%, due 03/13/29[3]		100,000	120,460
ZF North America Capital, Inc.
7.500%, due 03/24/31[2]		150,000	150,193
			3,126,912
Banks—1.2%
Akbank TAS
(fixed, converts to FRN on 08/19/31),
7.950%, due 02/19/31[2,6,8]		300,000	292,641

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Banks—(continued)
Freedom Mortgage Corp.
6.625%, due 01/15/27[2]		250,000	$249,762
12.250%, due 10/01/30[2]		25,000	27,132
TC Ziraat Bankasi AS
(fixed, converts to FRN on 05/05/31),
8.375%, due 11/05/30[2,6,8]		300,000	297,750
Turkiye Garanti Bankasi AS
(fixed, converts to FRN on 04/15/31),
7.625%, due 04/15/36[2,6]		250,000	248,537
Turkiye Is Bankasi AS
(fixed, converts to FRN on 02/05/32),
7.575%, due 02/05/37[2,6]		300,000	295,746
Turkiye Vakiflar Bankasi TAO
7.250%, due 07/31/30[2]		200,000	202,875
Walker & Dunlop, Inc.
6.625%, due 04/01/33[2]		50,000	49,723
Yapi ve Kredi Bankasi AS
(fixed, converts to FRN on 06/11/31),
7.550%, due 06/11/36[2,6]		200,000	197,390
			1,861,556
Beverages—0.4%
Primo Water Holdings, Inc.
3.875%, due 10/31/28[3]	EUR	94,000	109,522
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
3.875%, due 10/31/28[2]		231,000	269,145
4.375%, due 04/30/29[2]		150,000	146,385
6.250%, due 04/01/29[2]		100,000	100,119
			625,171
Biotechnology—0.2%
Cidron Aida Finco SARL
7.000%, due 10/27/31[3]	EUR	100,000	110,350
Genmab AS/Genmab Finance LLC
7.250%, due 12/15/33[2]		200,000	208,533
			318,883

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Building Materials—2.1%
Builders FirstSource, Inc.
4.250%, due 02/01/32[2]		300,000	$278,291
5.000%, due 03/01/30[2]		100,000	97,861
6.375%, due 06/15/32[2]		225,000	226,568
6.375%, due 03/01/34[2]		250,000	248,759
6.750%, due 05/15/35[2]		125,000	126,235
Camelot Return Merger Sub, Inc.
8.750%, due 08/01/28[2]		50,000	31,874
Cornerstone Building Brands, Inc.
9.500%, due 08/15/29[2]		25,000	15,899
CP Atlas Buyer, Inc.
9.750%, due 07/15/30[2]		50,000	46,484
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.375%, due 12/15/30[2]	EUR	125,000	151,310
6.625%, due 12/15/30[2]		125,000	127,972
Griffon Corp.
5.750%, due 03/01/28		250,000	249,392
JELD-WEN, Inc.
4.875%, due 12/15/27[2]		25,000	18,617
JH North America Holdings, Inc.
5.875%, due 01/31/31[2]		75,000	74,965
6.125%, due 07/31/32[2]		50,000	50,106
Knife River Corp.
7.750%, due 05/01/31[2]		50,000	51,917
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.750%, due 04/01/32[2]		25,000	24,711
MIWD Holdco II LLC/MIWD Finance Corp.
5.500%, due 02/01/30[2]		25,000	23,064
New Enterprise Stone & Lime Co., Inc.
5.250%, due 07/15/28[2]		75,000	74,351
9.750%, due 07/15/28[2]		100,000	100,714
Quikrete Holdings, Inc.
6.375%, due 03/01/32[2]		200,000	203,156
6.750%, due 03/01/33[2]		75,000	76,055
Sisecam U.K. PLC
8.625%, due 05/02/32[2]		200,000	204,822
Smyrna Ready Mix Concrete LLC
6.000%, due 11/01/28[2]		225,000	224,816
8.875%, due 11/15/31[2]		25,000	26,177

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Building Materials—(continued)
Standard Building Solutions, Inc.
5.875%, due 03/15/34[2]		175,000	$170,604
6.250%, due 08/01/33[2]		100,000	99,936
6.500%, due 08/15/32[2]		125,000	126,235
Standard Industries, Inc.
4.375%, due 07/15/30[2]		175,000	167,086
Wilsonart LLC
11.000%, due 08/15/32[2]		50,000	38,634
			3,356,611
Chemicals—3.2%
Braskem Netherlands Finance BV
5.875%, due 01/31/50[3]		500,000	252,350
Celanese U.S. Holdings LLC
5.000%, due 04/15/31	EUR	200,000	234,731
7.000%, due 02/15/31		50,000	52,025
Steps to 7.550% on 05/15/26,
7.050%, due 11/15/30		50,000	53,671
Steps to 7.700% on 05/15/26,
7.200%, due 11/15/33		300,000	324,356
7.330%, due 07/15/29		50,000	52,454
7.375%, due 02/15/34		50,000	52,349
7.379%, due 07/15/32		225,000	238,451
Chemours Co.
4.625%, due 11/15/29[2]		50,000	47,959
5.750%, due 11/15/28[2]		133,000	132,705
7.875%, due 03/15/34[2]		125,000	127,827
8.000%, due 01/15/33[2]		125,000	128,836
Consolidated Energy Finance SA
5.000%, due 10/15/28[2]	EUR	100,000	109,289

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Chemicals—(continued)
FMC Corp.
3.450%, due 10/01/29		75,000	$67,869
5.650%, due 05/18/33		75,000	66,293
6.375%, due 05/18/53		50,000	37,718
(fixed, converts to FRN on 11/01/30),
8.450%, due 11/01/55[6]		25,000	16,568
INEOS Finance PLC
7.250%, due 03/31/31[3]	EUR	200,000	227,233
INEOS Quattro Finance 2 PLC
8.500%, due 03/15/29[3]		100,000	114,193
Innophos Holdings, Inc.
11.500%, due 06/15/29[2]		203,125	187,383
Mativ Holdings, Inc.
8.000%, due 10/01/29[2]		50,000	48,392
Methanex Corp.
5.125%, due 10/15/27		75,000	75,042
Monitchem HoldCo 3 SA
8.750%, due 05/01/28[3]	EUR	100,000	118,141
NOVA Chemicals Corp.
4.250%, due 05/15/29[2]		50,000	48,713
5.250%, due 06/01/27[2]		75,000	74,968
8.500%, due 11/15/28[2]		125,000	129,621
9.000%, due 02/15/30[2]		150,000	158,196
OCP SA
(fixed, converts to FRN on 07/22/36),
7.368%, due 04/22/36[2,6,8,9]		200,000	198,840
Olin Corp.
5.625%, due 08/01/29		125,000	124,160
6.625%, due 04/01/33[2]		25,000	24,766
Olympus Water U.S. Holding Corp.
6.125%, due 02/15/33[3]	EUR	100,000	115,706
6.250%, due 10/01/29[2]		200,000	195,487
Orbia Advance Corp.
SAB de CV
5.875%, due 09/17/44[3]		225,000	175,227
Sasol Financing USA LLC
5.500%, due 03/18/31		200,000	187,850
8.750%, due 05/03/29[2]		200,000	210,536

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Chemicals—(continued)
SCIH Salt Holdings, Inc.
4.875%, due 05/01/28[2]		25,000	$24,755
6.625%, due 05/01/29[2]		150,000	148,891
SCIL IV LLC/SCIL USA Holdings LLC
9.500%, due 07/15/28[2]	EUR	150,000	182,536
Solstice Advanced Materials, Inc.
5.625%, due 09/30/33[2]		25,000	24,867
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC,
5.125% Cash and 2.500% PIK,
7.625%, due 05/03/29[2,7,10]		209,532	4,191
Tronox, Inc.
4.625%, due 03/15/29[2]		125,000	104,608
WR Grace Holdings LLC
5.625%, due 08/15/29[2]		150,000	143,115
7.000%, due 08/01/33[2]		25,000	24,834
7.375%, due 03/01/31[2]		25,000	25,260
			5,092,962
Coal—0.0%†
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
0.000%, due 03/15/24[4,5,10,11]		550,000	4,125

Commercial services—4.3%
ADT Security Corp.
4.125%, due 08/01/29[2]		25,000	24,043
4.875%, due 07/15/32[2]		150,000	142,855
5.875%, due 10/15/33[2]		100,000	98,515
Albion Financing 1 SARL/Aggreko Holdings, Inc.
5.375%, due 05/21/30[3]	EUR	200,000	239,034
Allied Universal Holdco LLC
7.875%, due 02/15/31[2]		25,000	26,222
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.000%, due 06/01/29[2]		400,000	396,905

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Commercial services—(continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
3.625%, due 06/01/28[2]	EUR	100,000	$115,510
4.625%, due 06/01/28[2]		200,000	197,009
Alta Equipment Group, Inc.
9.000%, due 06/01/29[2]		75,000	71,217
AMN Healthcare, Inc.
4.000%, due 04/15/29[2]		125,000	119,488
6.500%, due 01/15/31[2]		25,000	24,912
APCOA GmbH
3 mo. EURIBOR + 3.250%,
5.290%, due 04/15/31[2,6]	EUR	100,000	116,552
3 mo. EURIBOR + 3.250%,
5.290%, due 04/15/31[3,6]		100,000	116,552
APi Group DE, Inc.
4.125%, due 07/15/29[2]		175,000	170,549
Arena Luxembourg Finance SARL
3 mo. EURIBOR + 2.500%,
4.520%, due 05/01/30[2,6]	EUR	100,000	117,717
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.375%, due 03/01/29[2]		150,000	145,750
5.750%, due 07/15/27[2]		22,000	21,981
8.375%, due 06/15/32[2]		125,000	125,671
BCP V Modular Services Finance II PLC
6.500%, due 07/10/31[3]	EUR	100,000	102,892
Belron U.K. Finance PLC
4.625%, due 10/15/29[2]		200,000	238,335
Block, Inc.
5.625%, due 08/15/30[2]		75,000	75,076
6.000%, due 08/15/33[2]		125,000	124,759
6.500%, due 05/15/32		50,000	50,953
Boels Topholding BV
5.750%, due 05/15/30[2]	EUR	100,000	119,173

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Commercial services—(continued)
Brink's Co.
6.500%, due 06/15/29[2]		75,000	$76,731
6.750%, due 06/15/32[2]		100,000	102,592
Carriage Services, Inc.
4.250%, due 05/15/29[2]		75,000	72,610
Champions Financing, Inc.
8.750%, due 02/15/29[2]		25,000	24,328
CompoSecure Holdings LLC
5.625%, due 02/01/33[2]		75,000	73,514
EC Finance PLC
3.250%, due 10/15/26[3]	EUR	125,000	144,558
EquipmentShare.com, Inc.
8.000%, due 03/15/33[2]		125,000	131,086
8.625%, due 05/15/32[2]		100,000	106,056
Garda World Security Corp.
6.500%, due 01/15/31[2]		25,000	25,539
GEO Group, Inc.
8.625%, due 04/15/29		75,000	78,032
10.250%, due 04/15/31		125,000	134,157
Herc Holdings, Inc.
5.750%, due 03/15/31[2]		25,000	25,060
6.000%, due 03/15/34[2]		50,000	49,576
6.625%, due 06/15/29[2]		50,000	51,232
Hertz Corp.
0.000%, due 01/15/28[2,5,11]		50,000	5
4.625%, due 12/01/26[2]		30,000	28,978
5.000%, due 12/01/29[2]		25,000	12,290
12.625%, due 07/15/29[2]		75,000	70,704
Loxam SAS
4.250%, due 02/15/31[2]	EUR	100,000	115,480
6.375%, due 05/31/29[2]		90,000	108,602
Mavis Tire Express Services Topco Corp.
6.500%, due 05/15/29[2]		50,000	49,852
Mundys SpA
4.500%, due 01/24/30[3]	EUR	100,000	119,274
NESCO Holdings II, Inc.
5.500%, due 04/15/29[2]		125,000	124,377
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.
4.000%, due 06/15/29[2]		25,000	20,943

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Commercial services—(continued)
Q-Park Holding I BV
4.250%, due 09/01/30[2]	EUR	100,000	$117,136
5.125%, due 02/15/30[2]		100,000	118,867
5.125%, due 02/15/30[3]		125,000	148,583
Rekeep SpA
9.000%, due 09/15/29[2]		100,000	89,320
RR Donnelley & Sons Co.
9.500%, due 08/01/29[2]		75,000	77,410
10.875%, due 08/01/29[2]		75,000	77,056
RRD Intermediate Holdings, Inc.
11.000% Cash or 12.000% PIK,
11.000%, due 12/01/30[2,7]		84,376	86,409
Service Corp. International
4.000%, due 05/15/31		225,000	212,584
5.750%, due 10/15/32		100,000	100,882
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
5.500%, due 05/15/33[2]	EUR	100,000	112,577
Synergy Infrastructure Holdings LLC
7.875%, due 12/01/30[2]		25,000	26,248
Techem Verwaltungsgesellschaft 675 GmbH
4.625%, due 07/15/32[2]	EUR	150,000	174,261
4.625%, due 07/15/32[3]		125,000	145,218
United Rentals North America, Inc.
3.750%, due 01/15/32		75,000	69,612
3.875%, due 02/15/31		125,000	118,372
4.000%, due 07/15/30		225,000	215,717
5.375%, due 11/15/33[2]		50,000	49,439
6.125%, due 03/15/34[2]		25,000	25,689
WEX, Inc.
6.500%, due 03/15/33[2]		75,000	74,701
Williams Scotsman, Inc.
4.625%, due 08/15/28[2]		75,000	74,245
6.625%, due 06/15/29[2]		50,000	51,321
6.625%, due 04/15/30[2]		25,000	25,748
			6,918,641

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Computers—0.9%
Almaviva-The Italian Innovation Co. SpA
5.000%, due 10/30/30[3]	EUR	100,000	$112,627
Amentum Holdings, Inc.
7.250%, due 08/01/32[2]		75,000	77,633
Atos SE
Next Step to 9.360% on 12/18/25 and Multiple Steps Up Thereafter (9.730% - 10.530%),
9.360%, due 12/18/29[3]	EUR	200,000	267,865
CACI International, Inc.
6.375%, due 06/15/33[2]		50,000	51,153
Diebold Nixdorf, Inc.
7.750%, due 03/31/30[2]		75,000	78,785
Everforth, Inc.
4.625%, due 05/15/28[2]		75,000	70,106
Insight Enterprises, Inc.
6.625%, due 05/15/32[2]		25,000	24,797
McAfee Corp.
7.375%, due 02/15/30[2]		50,000	40,513
NCR Atleos Corp.
9.500%, due 04/01/29[2]		125,000	132,982
NCR Voyix Corp.
5.125%, due 04/15/29[2]		88,000	85,438
Seagate Data Storage Technology Pte. Ltd.
4.091%, due 06/01/29[2]		50,000	48,704
4.125%, due 01/15/31[2]		80,000	77,264
5.875%, due 07/15/30[2]		50,000	51,086
9.625%, due 12/01/32[2]		224,000	249,115
			1,368,068
Cosmetics/Personal Care—0.2%
P&L Development LLC/PLD Finance Corp.
9.000% Cash and 3.500% PIK,
12.000%, due 05/15/29[2,7]		102,642	101,872
Perrigo Finance Unlimited Co.
5.375%, due 09/30/32	EUR	100,000	113,557
6.125%, due 09/30/32		50,000	47,048
Prestige Brands, Inc.
3.750%, due 04/01/31[2]		25,000	23,092
5.125%, due 01/15/28[2]		25,000	24,963
			310,532

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Distribution & wholesale—0.1%
Dealer Tire LLC/DT Issuer LLC
8.000%, due 02/01/28[2]		75,000	$74,521
RB Global Holdings, Inc.
7.750%, due 03/15/31[2]		25,000	25,957
			100,478
Diversified financial services—5.0%
Aareal Bank AG
(fixed, converts to FRN on 12/12/29),
5.625%, due 12/12/34[3,6]	EUR	100,000	120,271
Ally Financial, Inc.
Series B,
(fixed, converts to FRN on 05/15/26),
4.700%, due 05/15/26[6,8]		100,000	99,742
6.700%, due 02/14/33		50,000	51,623
Series D,
(fixed, converts to FRN on 08/15/31),
7.100%, due 08/15/31[6,8]		50,000	49,961
Azorra Finance Ltd.
6.250%, due 02/15/34[2]		50,000	47,875
7.250%, due 01/15/31[2]		75,000	76,825
7.750%, due 04/15/30[2]		88,000	91,052
Bracken MidCo1 PLC
6.750% Cash or 7.500% PIK,
6.750%, due 11/01/27[3,7]	GBP	100,000	135,858
Bread Financial Holdings, Inc.
(fixed, converts to FRN on 06/15/30),
8.375%, due 06/15/35[2,6]		25,000	26,216
Coinbase Global, Inc.
3.375%, due 10/01/28[2]		350,000	335,588
3.625%, due 10/01/31[2]		325,000	284,868
Credito Real SAB de CV SOFOM ER
0.000%, due 02/01/27[11,12]	EUR	275,000	37,104

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Diversified financial services—(continued)
CrossCountry Intermediate HoldCo LLC
6.500%, due 10/01/30[2]		50,000	$49,123
6.750%, due 12/01/32[2]		75,000	72,493
doValue SpA
5.375%, due 11/15/31[2]	EUR	100,000	119,074
Freedom Mortgage Holdings LLC
7.875%, due 04/01/33[2]		50,000	48,746
9.250%, due 02/01/29[2]		50,000	51,802
GGAM Finance Ltd.
5.875%, due 03/15/30[2]		75,000	75,553
6.875%, due 04/15/29[2]		25,000	25,541
goeasy Ltd.
6.875%, due 05/15/30[2]		25,000	21,112
6.875%, due 02/15/31[2]		50,000	41,535
7.625%, due 07/01/29[2]		75,000	67,213
9.250%, due 12/01/28[2]		50,000	47,282
Hightower Holding LLC
9.125%, due 01/31/30[2]		25,000	25,951
Intrum Investments & Financing AB
Series 1,
7.750%, due 09/11/28[3]	EUR	61,561	65,640
8.000%, due 09/11/27[3]		48,009	56,629
8.500%, due 09/11/29		61,561	64,146
8.500%, due 09/11/30[3]		73,873	75,520
Iqera Group SAS
3 mo. EURIBOR + 4.500%,
6.484%, due 04/30/30[2,7,11]		55,881	34,448
Jane Street Group/JSG Finance, Inc.
4.500%, due 11/15/29[2]		75,000	72,841
6.125%, due 11/01/32[2]		25,000	25,131
6.750%, due 05/01/33[2]		125,000	128,414
Jefferson Capital Holdings LLC
6.000%, due 08/15/26[2]		100,000	99,500
8.250%, due 05/15/30[2]		150,000	156,985
9.500%, due 02/15/29[2]		100,000	105,225
Jerrold Finco PLC
7.875%, due 04/15/30[2]	GBP	100,000	137,730
8.500%, due 07/15/32[2,9]		100,000	135,866
LFS Topco LLC
8.750%, due 07/15/30[2]		150,000	144,941
Midcap Financial Issuer Trust
6.500%, due 05/01/28[2]		200,000	198,431
Muangthai Capital PCL
7.550%, due 07/21/30[2]		250,000	253,537
Muthoot Finance Ltd.
6.375%, due 03/02/30[2]		200,000	201,500

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]	Value

Corporate bonds—(continued)
Diversified financial services—(continued)
Navient Corp.
5.500%, due 03/15/29	75,000	$72,084
Series A,
5.625%, due 08/01/33	100,000	85,105
11.500%, due 03/15/31	50,000	53,662
OneMain Finance Corp.
3.875%, due 09/15/28	25,000	24,175
4.000%, due 09/15/30	75,000	68,986
5.375%, due 11/15/29	25,000	24,644
6.125%, due 05/15/30	100,000	99,965
6.500%, due 03/15/33	25,000	24,486
6.625%, due 01/15/28	50,000	50,709
6.750%, due 03/15/32	375,000	374,892
6.750%, due 09/15/33	125,000	122,950
7.125%, due 11/15/31	75,000	76,054
7.125%, due 09/15/32	50,000	50,703
7.500%, due 05/15/31	100,000	102,526
7.875%, due 03/15/30	275,000	286,684
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
7.750%, due 05/15/31[2,9]	25,000	24,875
PennyMac Financial Services, Inc.
4.250%, due 02/15/29[2]	175,000	167,212
5.750%, due 09/15/31[2]	75,000	71,373
6.750%, due 02/15/34[2]	100,000	96,783
6.875%, due 05/15/32[2]	50,000	49,451
6.875%, due 02/15/33[2]	125,000	122,919
7.875%, due 12/15/29[2]	100,000	103,757
PHH Escrow Issuer LLC/PHH Corp.
9.875%, due 11/01/29[2]	100,000	100,994
Phoenix Aviation Capital Ltd.
9.250%, due 07/15/30[2]	25,000	25,514
PRA Group, Inc.
8.375%, due 02/01/28[2]	100,000	101,580
8.875%, due 01/31/30[2]	25,000	25,867
Rfna LP
7.875%, due 02/15/30[2]	200,000	198,509
Rocket Cos., Inc.
6.375%, due 08/01/33[2]	275,000	278,354
6.500%, due 08/01/29[2]	25,000	25,467
7.125%, due 02/01/32[2]	100,000	103,362

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Diversified financial services—(continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.875%, due 03/01/31[2]		25,000	$23,210
4.000%, due 10/15/33[2]		250,000	225,243
Sammaan Capital Ltd.
7.500%, due 10/16/30[2]		200,000	199,250
SLM Corp.
3.125%, due 11/02/26		75,000	74,076
Stonebriar ABF Issuer LLC
8.125%, due 12/15/30[2]		100,000	105,044
Synchrony Financial
7.250%, due 02/02/33		75,000	77,750
Titanium 2l Bondco SARL
6.250%, due 01/14/31[7]	EUR	490,800	86,821
TrueNoord Capital DAC
8.750%, due 03/01/30[2]		75,000	76,471
Velocity Commercial Capital LLC
9.375%, due 02/15/31[2]		25,000	25,851
X3G Mergeco SpA
7.000%, due 05/15/30[2]	EUR	100,000	108,198
			7,974,448
Electric—4.7%
AES Corp.
(fixed, converts to FRN on 07/15/30),
6.950%, due 07/15/55[6]		25,000	24,389
(fixed, converts to FRN on 01/15/30),
7.600%, due 01/15/55[6]		100,000	101,873
Alpha Generation LLC
6.250%, due 01/15/34[2]		75,000	74,487
6.750%, due 10/15/32[2]		100,000	102,421

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Electric—(continued)
American Electric Power Co., Inc.
(fixed, converts to FRN on 12/15/34),
6.950%, due 12/15/54[6]		50,000	$53,263
(fixed, converts to FRN on 12/15/29),
7.050%, due 12/15/54[6]		75,000	78,483
Aydem Yenilenebilir Enerji AS
9.875%, due 09/30/30[2]		200,000	202,740
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.625%, due 02/15/32[3]	EUR	100,000	117,213
Clearway Energy Operating LLC
5.750%, due 01/15/34[2]		50,000	50,013
Constellation Energy Generation LLC
5.000%, due 02/01/31[2]		150,000	150,401
Continuum Energy Aura Pte. Ltd.
9.500%, due 02/24/27[3]		400,000	403,500
ContourGlobal Power Holdings SA
4.375%, due 07/31/31[2]	EUR	400,000	455,382
5.000%, due 02/28/30[2]		100,000	117,975
Eastern European Electric Co. BV
6.500%, due 05/15/30[3]		100,000	121,033

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Electric—(continued)
Edison International
(fixed, converts to FRN on 06/15/29),
7.875%, due 06/15/54[6]		25,000	$25,789
(fixed, converts to FRN on 06/15/28),
8.125%, due 06/15/53[6]		50,000	51,297
Electricite de France SA
(fixed, converts to FRN on 09/17/32),
5.625%, due 06/17/32[3,6,8]	EUR	400,000	484,610
Energia Group Roi Financeco DAC
6.875%, due 07/31/28[2]		250,000	298,736
Energo - Pro as
8.000%, due 05/27/30[2]		100,000	122,573
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU
8.499%, due 06/30/32[2]		300,000	309,975
Hawaiian Electric Co., Inc.
6.000%, due 10/01/33[2]		25,000	25,083
Long Ridge Energy LLC
8.750%, due 02/15/32[2]		25,000	26,720
NRG Energy, Inc.
3.625%, due 02/15/31[2]		50,000	46,447
5.250%, due 06/15/29[2]		150,000	149,443
5.750%, due 01/15/28		25,000	25,029
5.750%, due 07/15/29[2]		250,000	249,886
5.750%, due 01/15/34[2]		200,000	198,522
5.875%, due 05/15/34[2]		75,000	74,730
6.000%, due 02/01/33[2]		150,000	151,160
6.000%, due 01/15/36[2]		325,000	322,776
6.125%, due 05/15/36[2]		50,000	49,811
6.250%, due 11/01/34[2]		100,000	101,163
(fixed, converts to FRN on 03/15/28),
10.250%, due 03/15/28[2,6,8]		125,000	135,788
Pampa Energia SA
7.750%, due 11/14/37[2]		250,000	256,862

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Electric—(continued)
PG&E Corp.
5.000%, due 07/01/28		150,000	$149,266
(fixed, converts to FRN on 09/15/31),
6.850%, due 09/15/56[6]		25,000	24,995
(fixed, converts to FRN on 03/15/30),
7.375%, due 03/15/55[6]		175,000	179,997
Public Power Corp. SA
4.625%, due 10/31/31[3]	EUR	100,000	118,058
Saavi Energia SARL
8.875%, due 02/10/35[2]		200,000	222,820
Talen Energy Supply LLC
6.125%, due 05/01/31[2]		125,000	125,223
6.250%, due 02/01/34[2]		175,000	173,694
6.375%, due 05/01/33[2]		25,000	25,033
6.500%, due 02/01/36[2]		150,000	150,568
TransAlta Corp.
5.875%, due 02/01/34		75,000	74,812
Vistra Corp.
(fixed, converts to FRN on 12/15/26),
7.000%, due 12/15/26[2,6,8]		225,000	225,657
(fixed, converts to FRN on 10/15/26),
8.000%, due 10/15/26[2,6,8]		150,000	151,318
Vistra Operations Co. LLC
5.250%, due 04/30/33[2]		50,000	49,823
5.550%, due 04/30/36[2]		75,000	74,278
6.875%, due 04/15/32[2]		350,000	365,391
7.750%, due 10/15/31[2]		175,000	183,528
VoltaGrid LLC
7.375%, due 11/01/30[2]		25,000	25,948
			7,479,982
Electrical components & equipment—0.2%
Belden, Inc.
3.375%, due 07/15/31[3]	EUR	100,000	112,027
4.250%, due 02/01/33[2]		100,000	113,733
Senvion Holding GmbH
3.875%, due 10/25/22[3,10]		400,000	47
WESCO Distribution, Inc.
5.250%, due 04/15/31[2]		25,000	24,985
5.500%, due 04/15/34[2]		50,000	49,871
			300,663

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Electronics—0.5%
Atkore, Inc.
4.250%, due 06/01/31[2]		25,000	$23,843
Coherent Corp.
5.000%, due 12/15/29[2]		225,000	222,567
Ingram Micro, Inc.
4.750%, due 05/15/29[2]		375,000	368,498
Sensata Technologies, Inc.
3.750%, due 02/15/31[2]		75,000	69,666
TTM Technologies, Inc.
4.000%, due 03/01/29[2]		75,000	72,555
			757,129
Energy-Alternate Sources—0.4%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy
6.700%, due 03/12/42[2]		197,848	190,923
Greenko Wind Projects Mauritius Ltd.
7.250%, due 09/27/28[2]		394,000	397,546
RRI Energy, Inc.
0.000%, due 06/15/17[4,5,10]		75,000	0
TerraForm Power Operating LLC
4.750%, due 01/15/30[2]		50,000	48,442
5.000%, due 01/31/28[2]		25,000	24,756
			661,667
Engineering & construction—0.8%
Brand Industrial Services, Inc.
10.375%, due 08/01/30[2]		75,000	69,046
Brundage-Bone Concrete Pumping Holdings, Inc.
7.500%, due 02/01/32[2]		100,000	101,630
Gatwick Airport Finance PLC
6.000%, due 11/21/30[3]	GBP	100,000	133,753
HTA Group Ltd.
6.750%, due 04/01/31[2]		200,000	203,437
IHS Holding Ltd.
8.250%, due 11/29/31[2]		200,000	208,796
IHS Netherlands Holdco BV
8.000%, due 09/18/27[3]		206,242	206,372

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Engineering & construction—(continued)
OHL Operaciones SA
5.100% Cash and 4.650% PIK,
9.750%, due 12/31/29[3,7]	EUR	83,160	$89,871
5.100% Cash or 4.650% PIK,
9.750%, due 12/31/29[2,7]		79,002	85,378
TopBuild Corp.
4.125%, due 02/15/32[2]		75,000	74,974
Weekley Homes LLC/Weekley Finance Corp.
4.875%, due 09/15/28[2]		125,000	122,217
			1,295,474
Entertainment—2.6%
888 Acquisitions Ltd.
8.000%, due 09/30/31[3]	EUR	200,000	226,514
Affinity Interactive
6.875%, due 12/15/27[2]		150,000	92,779
Allwyn Entertainment Financing U.K. PLC
7.250%, due 04/30/30[2]	EUR	112,500	137,152
AMC Entertainment Holdings, Inc.
7.500%, due 02/15/29[2]		175,000	147,321
Betclic Everest Group SAS
5.125%, due 12/10/31[2]	EUR	100,000	117,654
Boyne USA, Inc.
4.750%, due 05/15/29[2]		50,000	48,879
Caesars Entertainment, Inc.
4.625%, due 10/15/29[2]		75,000	72,389
Churchill Downs, Inc.
4.750%, due 01/15/28[2]		25,000	24,782
5.500%, due 04/01/27[2]		50,000	49,953
5.750%, due 04/01/30[2]		125,000	124,592
Cinemark USA, Inc.
5.250%, due 07/15/28[2]		100,000	99,614
7.000%, due 08/01/32[2]		50,000	51,674

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Entertainment—(continued)
Discovery Global Holdings, Inc.
4.054%, due 03/15/29		25,000	$23,409
4.054%, due 03/15/29		100,000	97,323
4.279%, due 03/15/32		75,000	67,930
5.050%, due 03/15/42		300,000	214,059
Entain PLC
4.875%, due 11/30/31[3]	EUR	100,000	117,356
Great Canadian Gaming Corp./Raptor LLC
8.750%, due 11/15/29[2]		50,000	48,751
Jacobs Entertainment, Inc.
6.750%, due 02/15/29[2]		225,000	220,500
Light & Wonder International, Inc.
6.250%, due 10/01/33[2]		50,000	49,586
7.250%, due 11/15/29[2]		25,000	25,570
Live Nation Entertainment, Inc.
3.750%, due 01/15/28[2]		125,000	122,584
4.750%, due 10/15/27[2]		100,000	99,701
Lottomatica Group SpA
4.625%, due 04/30/32[2,9]	EUR	100,000	117,869
5.375%, due 06/01/30[2]		100,000	119,925
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, due 05/01/29[2]		125,000	122,212
Motion Bondco DAC
4.500%, due 11/15/27[3]	EUR	100,000	113,477
Muvico LLC
9.000% Cash or 6.000% PIK,
15.000%, due 02/19/29[2,7]		229,112	238,945
Penn Entertainment, Inc.
4.125%, due 07/01/29[2]		200,000	190,352
6.750%, due 04/01/31[2]		50,000	49,587
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.625%, due 09/01/29[2]		125,000	81,456
5.875%, due 09/01/31[2]		125,000	71,875
SeaWorld Parks & Entertainment, Inc.
5.250%, due 08/15/29[2]		150,000	145,019
Six Flags Entertainment Corp.
7.250%, due 05/15/31[2]		50,000	49,300

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Entertainment—(continued)
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.250%, due 07/15/29		25,000	$24,051
6.500%, due 10/01/28		200,000	200,561
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC
8.625%, due 01/15/32[2]		175,000	177,914
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125%, due 10/01/29[2]		125,000	124,171
6.250%, due 03/15/33[2]		75,000	75,368
7.125%, due 02/15/31[2]		50,000	52,920
			4,235,074
Environmental control—0.7%
Biffa Group Holdings Ltd.
5.250%, due 06/15/31[3]	EUR	100,000	115,926
7.380%, due 06/15/31[2]	GBP	100,000	136,048
Clean Harbors, Inc.
5.750%, due 10/15/33[2]		50,000	50,464
6.375%, due 02/01/31[2]		50,000	50,887
GFL Environmental Holdings U.S., Inc.
5.500%, due 02/01/34[2]		50,000	49,184
GFL Environmental, Inc.
6.750%, due 01/15/31[2]		50,000	51,839
Luna 2 5SARL
5.500%, due 07/01/32[2]	EUR	100,000	117,691
Paprec Holding SA
4.125%, due 07/15/30[2]		300,000	350,242
Reworld Holding Corp.
5.000%, due 09/01/30		100,000	87,194
Seche Environnement SACA
4.500%, due 03/25/30[3]	EUR	100,000	117,834
Waste Pro USA, Inc.
7.000%, due 02/01/33[2]		50,000	50,935
			1,178,244

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Food—2.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.500%, due 03/15/29[2]		25,000	$23,841
4.875%, due 02/15/30[2]		175,000	171,302
5.625%, due 03/31/32[2]		50,000	49,326
6.500%, due 02/15/28[2]		100,000	101,187
B&G Foods, Inc.
8.000%, due 09/15/28[2]		75,000	74,332
Bellis Acquisition Co. PLC
8.125%, due 05/14/30[3]	GBP	125,000	157,285
Boparan Finance PLC
9.375%, due 11/07/29[3]		90,000	128,897
C&S Group Enterprises LLC
5.000%, due 12/15/28[2]		50,000	46,639
Chobani LLC/Chobani Finance Corp., Inc.
7.625%, due 07/01/29[2]		50,000	51,614
Darling Global Finance BV
4.500%, due 07/15/32[2]	EUR	225,000	265,995
Fiesta Purchaser, Inc.
9.625%, due 09/15/32[2]		75,000	77,563
Froneri Lux FinCo SARL
4.750%, due 08/01/32[3]	EUR	200,000	227,334
Grupo Nutresa SA
(fixed, converts to FRN on 01/21/32),
7.875%, due 10/21/31[2,6,8]		200,000	199,000
Industrial F&B Investments III, Inc.
7.750%, due 02/11/33[2]		25,000	25,263
Ingles Markets, Inc.
4.000%, due 06/15/31[2]		175,000	165,414
J&F Luxembourg Finance SARL
8.000%, due 04/23/33[2]		200,000	198,858
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
7.125%, due 04/30/33[2]		50,000	50,620
9.000%, due 02/15/29[2]		150,000	156,797
Kroger Co.
5.000%, due 09/15/34		100,000	98,784
5.500%, due 09/15/54		100,000	92,810
5.650%, due 09/15/64		50,000	46,462

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Food—(continued)
Lamb Weston Holdings, Inc.
4.125%, due 01/31/30[2]		75,000	$71,852
4.375%, due 01/31/32[2]		125,000	117,731
Minerva Luxembourg SA
7.500%, due 04/22/36[2]		200,000	196,100
Performance Food Group, Inc.
4.250%, due 08/01/29[2]		125,000	121,188
6.125%, due 09/15/32[2]		50,000	50,684
Post Holdings, Inc.
4.625%, due 04/15/30[2]		225,000	218,595
6.250%, due 10/15/34[2]		25,000	24,679
6.375%, due 03/01/33[2]		100,000	99,961
Quatrim SAS
8.500%, due 01/15/27[3,7]	EUR	54,288	62,142
Rallye SA
Series COFP,
5.250%, due 02/28/32[3]		800,000	472
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625%, due 03/01/29[2]		175,000	168,845
U.S. Foods, Inc.
5.750%, due 04/15/33[2]		25,000	25,092
6.875%, due 09/15/28[2]		50,000	51,056
7.250%, due 01/15/32[2]		50,000	52,008
United Natural Foods, Inc.
6.750%, due 10/15/28[2]		19,000	19,012
Viking Baked Goods Acquisition Corp.
8.625%, due 11/01/31[2]		75,000	76,576
			3,765,316
Food service—0.2%
Aramark International Finance SARL
4.375%, due 04/15/33[3]	EUR	200,000	228,068
TKC Holdings, Inc.
8.500%, due 08/15/30[2]		75,000	76,769
12.000%, due 02/15/31[2]		75,000	78,150
			382,987

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Forest products & paper—0.1%
Domtar Corp.
6.750%, due 10/01/28[2]		83,000	$65,769
Magnera Corp.
7.250%, due 11/15/31[2]		25,000	23,407
Mercer International, Inc.
5.125%, due 02/01/29		25,000	10,000
WEPA Hygieneprodukte GmbH
4.500%, due 11/30/32[3]	EUR	125,000	141,231
			240,407
Gas—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.750%, due 05/20/27		150,000	150,719

Healthcare-products—0.6%
Avantor Funding, Inc.
3.875%, due 07/15/28[3]	EUR	100,000	117,085
3.875%, due 11/01/29[2]		100,000	95,061
4.625%, due 07/15/28[2]		225,000	221,758
Bausch & Lomb Corp.
8.375%, due 10/01/28[2]		175,000	180,687
Insulet Corp.
6.500%, due 04/01/33[2]		50,000	51,040
Medline Borrower LP
5.250%, due 10/01/29[2]		250,000	248,803
			914,434
Healthcare-services—3.0%
Acadia Healthcare Co., Inc.
5.500%, due 07/01/28[2]		125,000	124,368
AHP Health Partners, Inc.
5.750%, due 07/15/29[2]		100,000	99,099
Centene Corp.
2.450%, due 07/15/28		75,000	70,803
2.500%, due 03/01/31		75,000	65,365
2.625%, due 08/01/31		50,000	43,346
3.000%, due 10/15/30		125,000	112,383
3.375%, due 02/15/30		75,000	69,693
4.625%, due 12/15/29		125,000	121,862
Charles River Laboratories International, Inc.
4.000%, due 03/15/31[2]		57,000	53,217

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Healthcare-services—(continued)
CHS/Community Health Systems, Inc.
4.750%, due 02/15/31[2]		125,000	$116,961
5.250%, due 05/15/30[2]		75,000	70,818
6.000%, due 01/15/29[2]		75,000	74,406
6.125%, due 04/01/30[2]		100,000	88,655
6.875%, due 04/01/28[2]		25,000	24,188
6.875%, due 04/15/29[2]		175,000	172,173
9.750%, due 01/15/34[2]		125,000	128,926
10.875%, due 01/15/32[2]		140,000	150,358
Cidron Atrium SE
5.625%, due 02/15/33[2]	EUR	150,000	172,785
Concentra Health Services, Inc.
6.875%, due 07/15/32[2]		100,000	103,629
DaVita, Inc.
4.625%, due 06/01/30[2]		150,000	145,208
6.875%, due 09/01/32[2]		100,000	103,219
Encompass Health Corp.
4.750%, due 02/01/30		125,000	123,064
Global Medical Response, Inc.
7.375%, due 10/01/32[2]		25,000	26,061
Gruppo San Donato SpA
6.500%, due 10/31/31[2]	EUR	100,000	117,218
6.500%, due 10/31/31[3]		100,000	117,218
IQVIA, Inc.
6.250%, due 06/01/32[2]		75,000	76,380
Laboratoire Eimer SELAS
5.000%, due 02/01/29[3]	EUR	125,000	140,322
LifePoint Health, Inc.
5.375%, due 01/15/29[2]		75,000	72,339
7.000%, due 05/01/34[2]		125,000	121,883
8.375%, due 02/15/32[2]		75,000	78,690
10.000%, due 06/01/32[2]		50,000	51,175
Mehilainen Yhtiot OYJ
5.125%, due 06/30/32[2]	EUR	100,000	117,810
Molina Healthcare, Inc.
3.875%, due 11/15/30[2]		75,000	69,501
4.375%, due 06/15/28[2]		75,000	73,943
6.250%, due 01/15/33[2]		50,000	49,947
6.500%, due 02/15/31[2]		25,000	25,436

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]	Value

Corporate bonds—(continued)
Healthcare-services—(continued)
MPH Acquisition Holdings LLC
5.750%, due 12/31/30[2]	107,848	$89,421
6.500% Cash and 5.000% PIK,
11.500%, due 12/31/30[2,7]	59,176	55,219
Radiology Partners, Inc.
8.500%, due 07/15/32[2]	25,000	24,857
Select Medical Corp.
6.250%, due 12/01/32[2]	50,000	48,551
Sotera Health Holdings LLC
7.375%, due 06/01/31[2]	100,000	103,944
Surgery Center Holdings, Inc.
7.250%, due 04/15/32[2]	125,000	124,666
Team Health Holdings, Inc.
8.375%, due 06/30/28[2]	25,000	25,085
TEAM Services Holding, Inc.
9.000%, due 02/15/33[2]	25,000	25,011
Tenet Healthcare Corp.
4.250%, due 06/01/29	50,000	48,702
4.375%, due 01/15/30	75,000	72,659
5.125%, due 11/01/27	100,000	99,910
5.500%, due 11/15/32[2]	100,000	99,745
6.000%, due 11/15/33[2]	25,000	25,268
6.125%, due 10/01/28	240,000	240,605
6.125%, due 06/15/30	275,000	276,635
6.750%, due 05/15/31	25,000	25,689
U.S. Acute Care Solutions LLC
9.750%, due 05/15/29[2]	75,000	70,878
		4,829,294
Home builders—1.4%
Adams Homes, Inc.
9.250%, due 10/15/28[2]	300,000	310,110
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, due 08/01/29[2]	75,000	71,788
4.625%, due 04/01/30[2]	150,000	142,814
6.875%, due 08/01/33[2]	25,000	24,530
Beazer Homes USA, Inc.
5.875%, due 10/15/27	50,000	49,932
7.250%, due 10/15/29	100,000	101,298
7.500%, due 03/15/31[2]	75,000	74,690

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]	Value

Corporate bonds—(continued)
Home builders—(continued)
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.875%, due 02/15/30[2]	25,000	$23,438
5.000%, due 06/15/29[2]	125,000	120,397
Century Communities, Inc.
3.875%, due 08/15/29[2]	75,000	71,023
6.625%, due 09/15/33[2]	50,000	49,749
Dream Finders Homes, Inc.
6.875%, due 09/15/30[2]	25,000	24,516
8.250%, due 08/15/28[2]	100,000	102,499
Empire Communities Corp.
9.750%, due 05/01/29[2]	75,000	76,443
Forestar Group, Inc.
5.000%, due 03/01/28[2]	125,000	124,030
Installed Building Products, Inc.
5.625%, due 02/01/34[2]	25,000	24,876
K Hovnanian Enterprises, Inc.
8.000%, due 04/01/31[2]	25,000	25,209
8.375%, due 10/01/33[2]	25,000	25,116
KB Home
4.000%, due 06/15/31	125,000	115,729
7.250%, due 07/15/30	75,000	76,581
LGI Homes, Inc.
4.000%, due 07/15/29[2]	25,000	22,678
7.000%, due 11/15/32[2]	50,000	47,918
8.750%, due 12/15/28[2]	100,000	102,969
Mattamy Group Corp.
4.625%, due 03/01/30[2]	125,000	118,906
Shea Homes LP/Shea Homes Funding Corp.
4.750%, due 02/15/28	50,000	49,408
4.750%, due 04/01/29	125,000	121,084
STL Holding Co. LLC
8.750%, due 02/15/29[2]	75,000	77,825
Thor Industries, Inc.
4.000%, due 10/15/29[2]	25,000	23,670
Winnebago Industries, Inc.
6.250%, due 07/15/28[2]	30,000	29,932
		2,229,158

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]	Value

Corporate bonds—(continued)
Home furnishings—0.4%
FXI Holdings, Inc.
11.000%, due 11/15/30[2]	217,792	$182,354
16.000% PIK,
14.000%, due 11/15/29[2,7]	130,216	58,597
Somnigroup International, Inc.
4.000%, due 04/15/29[2]	125,000	120,922
Whirlpool Corp.
4.500%, due 06/01/46	50,000	33,600
4.600%, due 05/15/50	25,000	16,810
4.700%, due 05/14/32	25,000	21,943
5.150%, due 03/01/43	75,000	55,924
5.500%, due 03/01/33	50,000	45,001
6.125%, due 06/15/30	25,000	24,516
6.500%, due 06/15/33	50,000	47,888
		607,555
Household products/wares—0.1%
Central Garden & Pet Co.
4.125%, due 04/30/31[2]	100,000	93,807

Housewares—0.3%
Newell Brands, Inc.
6.375%, due 09/15/27	75,000	75,517
6.375%, due 05/15/30	25,000	24,485
6.625%, due 09/15/29	50,000	49,966
7.375%, due 04/01/36	125,000	119,030
7.500%, due 04/01/46	50,000	43,140
8.500%, due 06/01/28[2]	25,000	26,124
Scotts Miracle-Gro Co.
4.000%, due 04/01/31	125,000	116,305
		454,567

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Insurance—0.7%
Acrisure LLC/Acrisure Finance, Inc.
4.250%, due 02/15/29[2]		25,000	$23,878
6.000%, due 08/01/29[2]		75,000	70,765
8.250%, due 02/01/29[2]		100,000	100,351
8.500%, due 06/15/29[2]		25,000	25,015
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.375%, due 10/01/32[2]		50,000	49,129
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.
7.500%, due 07/15/33[2]		25,000	24,377
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
7.875%, due 11/01/29[2]		100,000	96,815
Asurion LLC/Asurion Co-Issuer, Inc.
8.375%, due 02/01/34[2]		175,000	172,656
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.125%, due 05/15/31[2]		100,000	101,248
HUB International Ltd.
5.625%, due 12/01/29[2]		75,000	74,058
7.250%, due 06/15/30[2]		50,000	51,724
Nassau Cos., of New York
7.875%, due 07/15/30[2]		75,000	69,966
Panther Escrow Issuer LLC
7.125%, due 06/01/31[2]		150,000	150,702
Ryan Specialty LLC
5.875%, due 08/01/32[2]		75,000	74,989
			1,085,673
Internet—0.7%
Alphabet, Inc.
5.650%, due 02/15/56		25,000	24,521
Cogent Communications Group LLC/Cogent Finance, Inc.
7.000%, due 06/15/27[2]		50,000	49,748
7.000%, due 06/15/27[2]		25,000	24,847
Engineering - Ingegneria Informatica - SpA
8.625%, due 02/15/30[3]	EUR	100,000	114,113
11.125%, due 05/15/28[3]		100,000	120,455

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Internet—(continued)
Gen Digital, Inc.
6.750%, due 09/30/27[2]		50,000	$50,206
7.125%, due 09/30/30[2]		100,000	101,415
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.250%, due 12/01/27[2]		50,000	49,898
iliad SA
4.250%, due 12/15/29[3]	EUR	100,000	118,296
5.375%, due 05/02/31[3]		100,000	123,758
Snap, Inc.
6.875%, due 03/01/33[2]		175,000	170,369
United Group BV
5.250%, due 02/01/30[3]	EUR	100,000	116,550
6.500%, due 10/31/31[3]		100,000	119,407
			1,183,583
Investment companies—0.5%
Compass Group Diversified Holdings LLC
5.000%, due 01/15/32[2]		77,202	68,290
5.250%, due 04/15/29[2]		25,733	24,352
HA Sustainable Infrastructure Capital, Inc.
(fixed, converts to FRN on 11/15/31),
7.125%, due 11/15/56[6]		25,000	25,237
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375%, due 02/01/29		50,000	43,829
5.250%, due 05/15/27		250,000	247,602
9.000%, due 06/15/30		75,000	72,231
9.750%, due 01/15/29		125,000	125,636
10.000%, due 11/15/29[2]		125,000	126,091
			733,268

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Iron & steel—1.4%
Algoma Steel, Inc.
9.125%, due 04/15/29[2]		50,000	$46,433
Baffinland Iron Mines Corp./Baffinland Iron Mines LP
8.750%, due 07/15/26[2]		125,000	100,000
Big River Steel LLC/BRS Finance Corp.
6.625%, due 01/31/29[2]		140,000	140,118
Carpenter Technology Corp.
5.625%, due 03/01/34[2]		75,000	75,045
Celsa Opco SA
8.250%, due 12/15/30[2]	EUR	100,000	120,465
Champion Iron Canada, Inc.
7.875%, due 07/15/32[2]		50,000	52,405
Cleveland-Cliffs, Inc.
4.875%, due 03/01/31[2]		50,000	46,080
6.750%, due 04/15/30[2]		25,000	24,610
7.000%, due 03/15/32[2]		150,000	149,907
7.375%, due 05/01/33[2]		175,000	176,860
7.500%, due 09/15/31[2]		25,000	25,530
Commercial Metals Co.
4.125%, due 01/15/30		50,000	48,009
4.375%, due 03/15/32		75,000	70,604
5.750%, due 11/15/33[2]		50,000	50,084
6.000%, due 12/15/35[2]		50,000	49,951
CSN Resources SA
8.875%, due 12/05/30[2]		200,000	161,020
Infrabuild Australia Pty. Ltd.
14.500%, due 11/15/28[2]		50,000	53,418
Mineral Resources Ltd.
6.000%, due 05/01/32[2]		50,000	49,612
6.250%, due 05/01/34[2]		50,000	49,371
7.000%, due 04/01/31[2]		50,000	51,898
Samarco Mineracao SA
9.500% Cash or 9.000% PIK,
9.500%, due 06/30/31[3,7]		764,528	765,293
			2,306,713
Leisure time—2.0%
Acushnet Co.
5.625%, due 12/01/33[2]		50,000	50,232

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Leisure time—(continued)
Carnival Corp.
5.125%, due 05/01/29[2]		50,000	$49,850
5.750%, due 01/15/30[2]	EUR	175,000	214,738
5.750%, due 08/01/32[2]		200,000	201,006
5.875%, due 06/15/31[2]		100,000	101,422
6.125%, due 02/15/33[2]		150,000	152,199
6.650%, due 01/15/28		100,000	102,223
Carnival PLC
4.125%, due 07/15/31[3]	EUR	200,000	230,614
Deuce Finco PLC
7.000%, due 11/20/31[2]	GBP	150,000	203,849
Life Time, Inc.
6.000%, due 11/15/31[2]		125,000	126,890
Lindblad Expeditions LLC
7.000%, due 09/15/30[2]		25,000	25,682
MajorDrive Holdings IV LLC
6.375%, due 06/01/29[2]		150,000	125,428
NCL Corp. Ltd.
5.875%, due 01/15/31[2]		50,000	48,666
6.250%, due 09/15/33[2]		25,000	24,196
6.750%, due 02/01/32[2]		100,000	99,509
7.750%, due 02/15/29[2]		100,000	104,392
NCL Finance Ltd.
6.125%, due 03/15/28[2]		100,000	101,455
Patrick Industries, Inc.
4.750%, due 05/01/29[2]		100,000	98,247
Pinnacle Bidco PLC
8.250%, due 10/11/28[3]	EUR	100,000	122,046
Royal Caribbean Cruises Ltd.
5.375%, due 07/15/27[2]		300,000	301,004
5.625%, due 09/30/31[2]		125,000	126,720
Sabre GLBL, Inc.
11.125%, due 07/15/30[2]		25,000	21,500
TUI AG
5.875%, due 03/15/29[2]	EUR	100,000	118,252
5.875%, due 03/15/29[3]		100,000	118,251
Viking Cruises Ltd.
5.875%, due 10/15/33[2]		50,000	50,127
7.000%, due 02/15/29[2]		100,000	100,268
Viking Ocean Cruises Ship VII Ltd.
5.625%, due 02/15/29[2]		75,000	74,951
VOC Escrow Ltd.
5.000%, due 02/15/28[2]		75,000	74,841
			3,168,558

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Lodging—2.2%
Boyd Gaming Corp.
4.750%, due 12/01/27		25,000	$24,888
4.750%, due 06/15/31[2]		250,000	240,944
Essendi SA
5.625%, due 05/15/32[3]	EUR	100,000	116,739
Fortune Star BVI Ltd.
6.800%, due 09/09/29[3]		200,000	196,360
Full House Resorts, Inc.
8.250%, due 02/15/28[2]		100,000	94,801
Hilton Domestic Operating Co., Inc.
4.000%, due 05/01/31[2]		275,000	260,431
5.500%, due 03/31/34[2]		50,000	49,630
5.750%, due 09/15/33[2]		75,000	75,504
5.875%, due 03/15/33[2]		75,000	75,943
6.125%, due 04/01/32[2]		75,000	76,394
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.875%, due 07/01/31[2]		175,000	161,948
5.000%, due 06/01/29[2]		100,000	96,776
Marriott Ownership Resorts, Inc.
4.500%, due 06/15/29[2]		50,000	47,812
6.500%, due 10/01/33[2]		100,000	96,154
Melco Resorts Finance Ltd.
6.500%, due 09/24/33[2]		300,000	297,375
7.625%, due 04/17/32[2]		200,000	205,864
MGM Resorts International
4.625%, due 09/01/26		75,000	74,965
6.500%, due 04/15/32		125,000	126,581
Motel One GmbH/Muenchen
7.750%, due 04/02/31[3]	EUR	120,000	148,353
Sani/Ikos Financial Holdings 1 SARL
7.250%, due 07/31/30[3]		100,000	120,822
Station Casinos LLC
4.500%, due 02/15/28[2]		25,000	24,611
4.625%, due 12/01/31[2]		75,000	70,594
Studio City Finance Ltd.
5.000%, due 01/15/29[2]		200,000	190,690

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Lodging—(continued)
Travel & Leisure Co.
4.625%, due 03/01/30[2]		75,000	$72,354
6.125%, due 09/01/33[2]		50,000	49,549
Wyndham Hotels & Resorts, Inc.
5.625%, due 03/01/33[2]		50,000	49,478
Wynn Las
Vegas LLC/Wynn Las
Vegas Capital Corp.
5.250%, due 05/15/27[2]		50,000	50,045
Wynn Macau Ltd.
6.750%, due 02/15/34[2]		450,000	450,563
			3,546,168
Machinery-construction & mining—0.1%
Manitowoc Co., Inc.
9.250%, due 10/01/31[2]		50,000	53,460
Terex Corp.
5.000%, due 05/15/29[2]		150,000	148,980
			202,440
Machinery-diversified—0.0%†
Columbus McKinnon Corp.
7.125%, due 02/01/33[2]		25,000	25,143
Galapagos SA
5.375%, due 06/15/21[3,10,11]	EUR	27,500	161
GrafTech Global
Enterprises, Inc.
9.875%, due 12/23/29[2]		75,000	56,063
			81,367
Media—6.3%
Altice Holdings 1 SARL
0.000%, due 12/31/99[2,8,12]	EUR	863	137
AMC Global Media, Inc.
4.250%, due 02/15/29		28,000	24,589
10.500%, due 07/15/32[2]		51,000	52,574

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Media—(continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, due 02/01/31[2]		200,000	$181,652
4.250%, due 01/15/34[2]		150,000	125,813
4.500%, due 05/01/3[2]		25,000	21,954
4.500%, due 06/01/33[2]		375,000	322,165
4.750%, due 03/01/30[2]		175,000	165,888
4.750%, due 02/01/32[2]		550,000	492,486
5.375%, due 06/01/29[2]		50,000	49,193
6.375%, due 09/01/29[2]		200,000	200,348
7.000%, due 02/01/33[2]		150,000	147,860
Charter Communications Operating LLC/Charter Communications Operating Capital
6.484%, due 10/23/45		50,000	46,067
CSC Holdings LLC
4.500%, due 11/15/31[2]		200,000	116,610
6.500%, due 02/01/29[2]		200,000	124,509
11.250%, due 05/15/28[2]		200,000	162,658
11.750%, due 01/31/29[2]		400,000	286,435
Digi Romania SA
4.625%, due 10/29/31[2]	EUR	200,000	230,230
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875%, due 08/15/27[2]		103,000	103,076
10.000%, due 02/15/31[2]		400,000	416,196
Discovery Communications LLC
3.625%, due 05/15/30		150,000	141,014
3.950%, due 03/20/28		50,000	49,187
4.125%, due 05/15/29		175,000	170,636
5.000%, due 09/20/37		25,000	19,000
6.350%, due 06/01/40		25,000	19,752
DISH DBS Corp.
5.125%, due 06/01/29		125,000	115,100
5.250%, due 12/01/26[2]		75,000	74,286
5.750%, due 12/01/28[2]		250,000	245,623
7.375%, due 07/01/28		175,000	170,903
7.750%, due 07/01/26		100,000	99,629
DISH Network Corp.
11.750%, due 11/15/27[2]		275,000	283,882
EchoStar Corp.
10.750%, due 11/30/29		338,000	366,984
6.75% Cash or 6.75% PIK,
6.750%, due 11/30/30[7]		232,425	235,822
EW Scripps Co.
9.875%, due 08/15/30[2]		100,000	100,296

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Media—(continued)
Gray Media, Inc.
4.750%, due 10/15/30[2]		175,000	$140,093
5.375%, due 11/15/31[2]		175,000	136,673
7.250%, due 08/15/33[2]		50,000	50,912
9.625%, due 07/15/32[2]		75,000	76,254
Grupo Televisa SAB
6.125%, due 01/31/46		300,000	229,575
iHeartCommunications, Inc.
4.750%, due 01/15/28[2]		100,000	95,666
7.000%, due 01/15/31[2]		40,000	36,867
7.750%, due 08/15/30[2]		133,500	128,494
9.125%, due 05/01/29[2]		153,776	154,063
10.875%, due 05/01/30[2]		160,000	152,400
McGraw-Hill Education, Inc.
8.000%, due 08/01/29[2]		125,000	125,043
Midcontinent Communications
8.000%, due 08/15/32[2]		50,000	47,056
News Corp.
5.125%, due 02/15/32[2]		50,000	49,148
Nexstar Media, Inc.
6.500%, due 09/15/33[2]		150,000	151,154
Paramount Global
3.375%, due 02/15/28		50,000	48,534
4.200%, due 06/01/29		75,000	72,257
4.200%, due 05/19/32		25,000	21,847
4.375%, due 03/15/43		50,000	31,885
4.950%, due 01/15/31		375,000	353,741
4.950%, due 05/19/50		125,000	78,506
5.850%, due 09/01/43		100,000	73,407
6.875%, due 04/30/36		100,000	93,025
7.875%, due 07/30/30		25,000	26,603
Rite Aid Corp.
0.000%, due 08/30/34[4,5,12]		5,396	1
Scripps Escrow II, Inc.
5.375%, due 01/15/31[2]		75,000	57,666
Sinclair Television Group, Inc.
4.375%, due 12/31/32[2]		50,000	38,537
8.125%, due 02/15/33[2]		75,000	77,668
Sirius XM Radio LLC
3.875%, due 09/01/31[2]		350,000	316,838
4.000%, due 07/15/28[2]		50,000	48,555
5.500%, due 07/01/29[2]		150,000	148,918
Summer BidCo BV
Series PIYC,
8.875%, due 01/31/31[2]	EUR	100,000	118,551

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Media—(continued)
Sunrise FinCo I BV
4.625%, due 05/15/32[3]		100,000	$116,176
4.875%, due 07/15/31[2]		200,000	192,144
Univision Communications, Inc.
4.500%, due 05/01/29[2]		275,000	262,380
7.375%, due 06/30/30[2]		25,000	24,976
9.375%, due 08/01/32[2]		125,000	129,356
UPCB Finance VII Ltd.
3.625%, due 06/15/29[3]	EUR	106,065	122,209
Virgin Media O2 Vendor Financing Notes V DAC
7.875%, due 03/15/32[2]	GBP	100,000	121,199
Virgin Media O2 Vendor Financing Notes VI DAC
8.500%, due 03/15/33[2]		200,000	179,510
Virgin Media O2 Vendor Financing Notes VII DAC
7.500%, due 07/15/33[2]	EUR	100,000	106,832
Virgin Media O2 Vendor Financing Notes VIII DAC
8.875%, due 07/15/33[2]	GBP	150,000	183,637
VZ Vendor Financing II BV
2.875%, due 01/15/29[3]	EUR	100,000	109,817
			10,090,727
Metal fabricate/hardware—0.1%
Advanced Drainage Systems, Inc.
5.375%, due 03/01/34[2]		25,000	24,647
Roller Bearing Co. of America, Inc.
4.375%, due 10/15/29[2]		125,000	122,223
TMS International Corp.
6.250%, due 04/15/29[2]		50,000	48,801
			195,671
Mining—2.0%
Aris Mining Corp.
8.000%, due 10/31/29[2]		200,000	207,514

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Mining—(continued)
Arsenal AIC Parent LLC
8.000%, due 10/01/30[2]		150,000	$156,816
11.500%, due 10/01/31[2]		50,000	54,091
Capstone Copper Corp.
6.750%, due 03/31/33[2]		25,000	25,442
Century Aluminum Co.
6.875%, due 08/01/32[2]		100,000	103,519
Compass Minerals International, Inc.
8.000%, due 07/01/30[2]		50,000	52,194
Constellium SE
3.125%, due 07/15/29[2]	EUR	100,000	114,034
3.125%, due 07/15/29[3]		100,000	114,034
First Quantum Minerals Ltd.
6.375%, due 02/15/36[2]		300,000	294,570
7.250%, due 02/15/34[2]		200,000	206,188
Fortescue Treasury Pty. Ltd.
4.375%, due 04/01/31[2]		84,000	80,265
5.875%, due 04/15/30[2]		75,000	76,526
6.125%, due 04/15/32[2]		150,000	155,022
IAMGOLD Corp.
5.750%, due 10/15/28[2]		50,000	49,563
Kaiser Aluminum Corp.
4.500%, due 06/01/31[2]		75,000	71,945
5.875%, due 03/01/34[2]		50,000	50,078
Novelis Corp.
3.875%, due 08/15/31[2]		50,000	45,451
4.750%, due 01/30/30[2]		75,000	71,719
6.375%, due 08/15/33[2]		25,000	25,105
6.875%, due 01/30/30[2]		50,000	51,261
Novelis Sheet Ingot GmbH
3.375%, due 04/15/29[3]	EUR	200,000	227,287
PLS Group Ltd.
6.875%, due 05/01/31[2]		25,000	25,591
Stillwater Mining Co.
4.500%, due 11/16/29[3]		200,000	190,625
Taseko Mines Ltd.
8.250%, due 05/01/30[2]		50,000	52,342
Vedanta Resources Finance II PLC
9.125%, due 10/15/32[2]		400,000	415,500
WE Soda Investments Holding PLC
9.500%, due 10/06/28[3]		300,000	303,187
			3,219,869
Miscellaneous manufacturers—0.4%
Avient Corp.
6.250%, due 11/01/31[2]		50,000	50,726
7.125%, due 08/01/30[2]		75,000	76,386

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Miscellaneous manufacturers—(continued)
Axon Enterprise, Inc.
6.125%, due 03/15/30[2]		125,000	$127,815
6.250%, due 03/15/33[2]		175,000	179,578
Maxam Prill SARL
6.000%, due 07/15/30[2]	EUR	100,000	118,522
Trinity Industries, Inc.
7.750%, due 07/15/28[2]		100,000	102,644
			655,671
Office & business equipment—0.1%
Xerox Holdings Corp.
5.500%, due 08/15/28[2]		50,000	24,000
Zebra Technologies Corp.
6.500%, due 06/01/32[2]		175,000	178,404
			202,404
Oil & gas—9.2%
Aethon United BR LP/Aethon United Finance Corp.
7.500%, due 10/01/29[2]		50,000	52,235
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875%, due 06/30/29[2]		25,000	25,032
6.625%, due 10/15/32[2]		50,000	51,308
6.625%, due 07/15/33[2]		25,000	25,685
9.000%, due 11/01/27[2]		150,000	172,125
Azule Energy Finance PLC
8.250%, due 01/22/31[2]		300,000	309,375
Borr IHC Ltd./Borr Finance LLC
10.375%, due 11/15/30[2]		180,583	189,539
Breakwater Energy Holdings SARL
9.250%, due 11/15/30[2]		250,000	266,246
California Resources Corp.
7.000%, due 01/15/34[2]		25,000	25,511
8.250%, due 06/15/29[2]		46,000	47,966
Caturus Energy LLC
7.125%, due 05/15/31[2]		25,000	25,069
Chord Energy Corp.
6.000%, due 10/01/30[2]		25,000	25,482
CITGO Petroleum Corp.
8.375%, due 01/15/29[2]		150,000	154,360
CNX Resources Corp.
5.875%, due 03/01/34[2]		50,000	49,599
7.250%, due 03/01/32[2]		25,000	26,046
7.375%, due 01/15/31[2]		25,000	25,769

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Comstock Resources, Inc.
5.875%, due 01/15/30[2]	100,000	$96,864
6.750%, due 03/01/29[2]	75,000	74,974
6.750%, due 03/01/29[2]	75,000	74,748
Constellation Oil Services Holding SA
9.375%, due 11/07/29[2]	200,000	208,500
Cosan Overseas Ltd.
8.250%, due 08/05/26[3,8]	400,000	387,188
Crescent Energy Finance LLC
7.375%, due 01/15/33[2]	125,000	127,932
7.625%, due 04/01/32[2]	75,000	77,226
7.875%, due 04/15/32[2]	195,000	202,157
9.750%, due 10/15/30[2]	150,000	160,312
CVR Energy, Inc.
7.500%, due 02/15/31[2]	100,000	101,272
DBR Land Holdings LLC
6.250%, due 12/01/30[2]	25,000	25,594
DNO ASA
Series 1235,
Steps to 15.750% on 06/17/31,
10.750%, due 06/17/85[3]	400,000	422,288
Ecopetrol SA
4.625%, due 11/02/ 31	250,000	224,650
5.875%, due 05/28/45	500,000	384,325
8.375%, due 01/19/36	200,000	207,340
FORESEA Holding SA
7.500%, due 06/15/30[3]	200,000	197,750
Global Marine, Inc.
7.000%, due 06/01/28	152,000	152,625
Gran Tierra Energy, Inc.
9.750%, due 04/15/31[2]	200,000	182,000
Gulfport Energy Operating Corp.
6.750%, due 09/01/29[2]	25,000	25,648

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Oil & gas—(continued)
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 02/01/29[2]		25,000	$24,984
6.000%, due 04/15/30[2]		100,000	99,604
6.000%, due 02/01/31[2]		125,000	123,537
6.250%, due 11/01/28[2]		100,000	100,529
8.375%, due 11/01/33[2]		25,000	26,733
Infinity Natural Resources LLC
7.625%, due 04/01/31[2]		25,000	25,423
Ithaca Energy North Sea PLC
5.500%, due 10/01/31[2]	EUR	200,000	237,414
Kosmos Energy Ltd.
8.750%, due 10/01/31[3]		200,000	185,600
Kraken Oil & Gas Partners LLC
7.625%, due 08/15/29[2]		200,000	203,789
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.875%, due 12/01/32[2]		100,000	103,468
Matador Resources Co.
6.000%, due 04/15/34[2]		50,000	50,190
6.250%, due 04/15/33[2]		125,000	127,121
6.500%, due 04/15/32[2]		75,000	76,587
MC Brazil Downstream Trading SARL
7.250%, due 06/30/31[3]		226,542	211,930
Medco Cypress Tree Pte. Ltd.
8.625%, due 05/19/30[2]		250,000	260,625
Moss Creek Resources Holdings, Inc.
8.250%, due 09/01/31[2]		125,000	126,545
Murphy Oil Corp.
6.000%, due 10/01/32		25,000	25,165
6.500%, due 02/15/34		25,000	25,193
Nabors Industries, Inc.
7.625%, due 11/15/32[2]		25,000	26,086
8.875%, due 08/15/31[2]		25,000	26,398
9.125%, due 01/31/30[2]		75,000	78,767
Noble Finance II LLC
8.000%, due 04/15/30[2]		150,000	156,010
Northern Oil & Gas, Inc.
7.875%, due 10/15/33[2]		50,000	51,820
8.750%, due 06/15/31[2]		250,000	261,057

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
PBF Holding Co. LLC/PBF Finance Corp.
6.000%, due 02/15/28	250,000	$249,783
7.875%, due 09/15/30[2]	25,000	25,628
9.875%, due 03/15/30[2]	25,000	26,863
Petrobras Global Finance BV
6.850%, due 06/05/15	350,000	332,150
6.900%, due 03/19/49	250,000	247,975
Petroleos Mexicanos
5.950%, due 01/28/31	400,000	391,500
6.500%, due 06/02/41	1,250,000	1,103,750
6.625%, due 05/30/26[3,8]	650,000	498,062
6.700%, due 02/16/32	150,000	150,525
6.750%, due 09/21/47	279,000	235,057
7.690%, due 01/23/50	350,000	321,475
10.000%, due 02/07/33	100,000	117,300
Precision Drilling Corp.
6.875%, due 01/15/29[2]	100,000	100,903
Raizen Fuels Finance SA
6.950%, due 03/05/54[2]	200,000	106,576
Sanchez Energy Corp.
0.000%, due 06/15/21[10]	475,000	48
0.000%, due 01/15/23[10,12]	325,000	33
SM Energy Co.
6.625%, due 04/15/34[2]	50,000	50,691
6.750%, due 08/01/29[2]	75,000	76,935
7.000%, due 08/01/32[2]	50,000	51,326
8.625%, due 11/01/30[2]	125,000	132,222
8.750%, due 07/01/31[2]	175,000	183,586
9.625%, due 06/15/33[2]	150,000	167,142
Sunoco LP
4.500%, due 10/01/29[2]	150,000	146,999
4.625%, due 05/01/30[2]	100,000	97,254
5.375%, due 07/15/31[2]	25,000	24,883
5.625%, due 03/15/31[2]	50,000	50,186
5.625%, due 07/15/34[2]	25,000	24,664
5.875%, due 07/15/27[2]	75,000	74,998
5.875%, due 03/15/34[2]	75,000	74,731
6.250%, due 07/01/33[2]	100,000	102,202
(fixed, converts to FRN on 09/18/30),
7.875%, due 09/18/30[2,6,8]	200,000	207,111
Sunoco LP/Sunoco Finance Corp.
4.500%, due 04/30/30	25,000	24,291
7.000%, due 09/15/28[2]	50,000	51,191

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Talos Production, Inc.
9.000%, due 02/01/29[2]	75,000	$78,242
9.375%, due 02/01/31[2]	100,000	106,394
Teine Energy Ltd.
6.875%, due 04/15/29[2]	100,000	100,030
TGNR Intermediate Holdings LLC
5.500%, due 10/15/29[2]	75,000	73,979
Transocean Aquila Ltd.
8.000%, due 09/30/28[2]	30,769	31,573
Transocean International Ltd.
6.800%, due 03/15/38	275,000	267,032
7.500%, due 04/15/31	200,000	206,042
8.250%, due 05/15/29[2]	125,000	129,784
8.500%, due 05/15/31[2]	75,000	79,310
8.750%, due 02/15/30[2]	17,500	18,330
Valaris Ltd.
8.375%, due 04/30/30[2]	150,000	156,415
Vermilion Energy, Inc.
6.875%, due 05/01/30[2]	50,000	50,504
7.250%, due 02/15/33[2]	25,000	25,359
YPF SA
7.000%, due 12/15/47[2]	300,000	270,450
8.750%, due 09/11/31[2]	200,000	211,720
		14,692,519
Oil & gas services—0.7%
Archrock Services LP/Archrock Partners Finance Corp.
6.000%, due 02/01/34[2]	25,000	25,163
Bristow Group, Inc.
6.750%, due 02/01/33[2]	75,000	76,319
CHC Group LLC
11.750%, due 09/01/30[2]	100,000	90,362
Enerflex, Inc.
6.875%, due 01/15/31[2]	50,000	51,510
Helix Energy Solutions Group, Inc.
9.750%, due 03/01/29[2]	75,000	78,772
Kodiak Gas Services LLC
5.875%, due 04/01/31[2]	75,000	75,545
6.500%, due 10/01/33[2]	25,000	25,573
OHI Group SA
13.000%, due 07/22/29[2]	190,000	192,460
SESI LLC
7.875%, due 09/30/30[2]	50,000	51,632
Star Holding LLC
8.750%, due 08/01/31[2]	50,000	51,017

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Oil & gas services—(continued)
USA Compression Partners LP/USA Compression Finance Corp.
6.250%, due 10/01/33[2]		75,000	$75,683
7.125%, due 03/15/29[2]		150,000	155,015
WBI Operating LLC
6.250%, due 10/15/30[2]		25,000	25,348
Weatherford International Ltd.
6.750%, due 10/15/33[2]		75,000	77,808
			1,052,207
Packaging & containers—1.7%
ARD Finance SA
5.000% Cash or 5.750% PIK,
5.000%, due 06/30/27[3,7]	EUR	1	0
6.500% Cash or 7.250% PIK,
6.500%, due 06/30/27[2,7,10]		1	0
Ardagh Group SA
9.500%, due 12/01/30[2]		228,000	241,768
4.500% Cash and 7.500% PIK,
12.000%, due 12/01/30[2,7]	EUR	300,000	314,027
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.000%, due 09/01/29[3]		100,000	110,180
5.000%, due 01/30/31[2]		100,000	117,072
Ball Corp.
3.125%, due 09/15/31		125,000	113,339
4.250%, due 07/01/32	EUR	100,000	117,718
5.500%, due 09/15/33		25,000	25,067
Clydesdale Acquisition Holdings, Inc.
6.625%, due 04/15/29[2]		25,000	24,607
6.750%, due 04/15/32[2]		200,000	188,163
6.875%, due 01/15/30[2]		25,000	24,443
8.750%, due 04/15/30[2]		75,000	68,049
Crown European Holdings SACA
3.750%, due 09/30/31[2]	EUR	100,000	115,647
Mauser Packaging Solutions Holding Co.
9.250%, due 04/15/30[2]		75,000	71,480
OI European Group BV
4.750%, due 02/15/30[2]		225,000	208,905
6.250%, due 05/15/28[3]	EUR	100,000	118,339

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Packaging & containers—(continued)
Owens-Brockway Glass Container, Inc.
6.625%, due 05/13/27[2]		163,000	$163,166
7.250%, due 05/15/31[2]		150,000	143,350
7.375%, due 06/01/32[2]		25,000	23,621
Silgan Holdings, Inc.
4.250%, due 02/15/31[3]	EUR	125,000	145,018
4.250%, due 02/15/31[2]		100,000	116,014
TriMas Corp.
4.125%, due 04/15/29[2]		150,000	144,308
Trivium Packaging Finance BV
6.625%, due 07/15/30[2]	EUR	100,000	120,350
			2,714,631
Pharmaceuticals—2.3%
1261229 BC Ltd.
10.000%, due 04/15/32[2]		400,000	413,111
AbbVie, Inc.
5.600%, due 03/15/55		25,000	24,442
Accendra Health, Inc.
4.500%, due 03/31/29[2]		25,000	16,667
6.625%, due 04/01/30[2]		50,000	26,869
Amneal Pharmaceuticals LLC
6.875%, due 08/01/32[2]		50,000	51,927
Bausch Health Americas, Inc.
8.500%, due 01/31/27[2]		50,000	49,750
Bausch Health Cos., Inc.
4.875%, due 06/01/28[2]		50,000	46,966
5.000%, due 01/30/28[2]		50,000	42,750
5.250%, due 01/30/30[2]		50,000	32,551
5.250%, due 02/15/31[2]		50,000	29,750
7.000%, due 01/15/28[2]		175,000	154,003
7.250%, due 05/30/29[2]		100,000	74,000
11.000%, due 09/30/28[2]		125,000	130,000
14.000%, due 10/15/30[2]		25,000	24,063
BellRing Brands, Inc.
7.000%, due 03/15/30[2]		175,000	177,712

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Pharmaceuticals—(continued)
CVS Health Corp.
(fixed, converts to FRN on 12/10/34),
6.750%, due 12/10/54[6]		25,000	$25,901
(fixed, converts to FRN on 03/10/30),
7.000%, due 03/10/55[6]		125,000	129,690
Dolcetto Holdco SpA
5.625%, due 07/14/32[2]	EUR	200,000	234,568
Endo Finance Holdings LP
8.500%, due 04/15/31[2]		25,000	26,501
Grifols SA
7.500%, due 05/01/30[3]	EUR	325,000	396,104
Gruenenthal GmbH
4.625%, due 11/15/31[3]		100,000	117,029
HLF Financing SARL LLC/Herbalife International, Inc.
4.875%, due 06/01/29[2]		50,000	47,015
Neopharmed Gentili SpA
7.125%, due 04/08/30[3]	EUR	175,000	211,637
Nidda Healthcare Holding GmbH
5.625%, due 02/21/30[3]		200,000	236,337
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.125%, due 04/30/31[2]		200,000	198,729
Rossini SARL
6.750%, due 12/31/29[2]	EUR	100,000	121,707
Teva Pharmaceutical Finance Netherlands II BV
4.125%, due 06/01/31		100,000	116,844
4.375%, due 05/09/30		100,000	118,737
7.875%, due 09/15/31		300,000	413,007
			3,688,367
Pipelines—4.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 06/15/29[2]		25,000	24,975
5.750%, due 10/15/33[2]		50,000	49,901
5.750%, due 07/01/34[2]		75,000	74,807
6.625%, due 02/01/32[2]		75,000	76,910
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.000%, due 07/15/29[2]		50,000	51,786
7.250%, due 07/15/32[2]		25,000	26,151

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
Buckeye Partners LP
5.850%, due 11/15/43	50,000	$45,795
6.750%, due 02/01/30[2]	50,000	51,724
6.875%, due 07/01/29[2]	100,000	103,251
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500%, due 06/15/31[2]	250,000	246,953
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.125%, due 06/01/28[2]	75,000	74,991
7.375%, due 06/30/33[2]	50,000	51,602
8.625%, due 03/15/29[2]	200,000	208,671
Energy Transfer LP
(fixed, converts to FRN on 02/15/31),
6.500%, due 02/15/56[6]	100,000	100,270
(fixed, converts to FRN on 02/15/36),
6.750%, due 02/15/56[6]	75,000	75,539
(fixed, converts to FRN on 10/01/29),
7.125%, due 10/01/54[6]	75,000	77,005
Excelerate Energy LP
8.000%, due 05/15/30[2]	125,000	132,561
Genesis Energy LP/Genesis Energy Finance Corp.
6.750%, due 03/15/34	25,000	25,180
7.875%, due 05/15/32	175,000	183,467
8.000%, due 05/15/33	125,000	131,593
8.875%, due 04/15/30	50,000	52,385
Global Partners LP/GLP Finance Corp.
7.125%, due 07/01/33[2]	75,000	76,863
Golar LNG Ltd.
7.500%, due 10/02/30[2]	250,000	254,375
Harvest Midstream I LP
7.500%, due 09/01/28[2]	200,000	201,318
7.500%, due 05/15/32[2]	75,000	78,086
Hess Midstream Operations LP
6.500%, due 06/01/29[2]	50,000	51,229
Howard Midstream Energy Partners LLC
6.625%, due 01/15/34[2]	75,000	76,297
7.375%, due 07/15/32[2]	125,000	130,345
ITT Holdings LLC
6.500%, due 08/01/29[2]	25,000	24,645

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
Kinetik Holdings LP
5.875%, due 06/15/30[2]	100,000	$100,338
6.625%, due 12/15/28[2]	25,000	25,502
Martin Midstream Partners LP/Martin Midstream Finance Corp.
11.500%, due 02/15/28[2]	150,000	154,315
New Fortress Energy, Inc.
6.500%, due 09/30/26[2]	50,000	9,250
NFE Financing LLC
12.000%, due 11/15/29*,2,10	125,000	56,250
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125%, due 02/15/29[2]	175,000	181,401
8.375%, due 02/15/32[2]	100,000	104,959
Northriver Midstream Finance LP
6.750%, due 07/15/32[2]	125,000	127,984
NuStar Logistics LP
5.625%, due 04/28/27	25,000	25,089
6.375%, due 10/01/30	175,000	181,917
ONEOK, Inc.
5.050%, due 04/01/45	75,000	64,882
5.450%, due 06/01/47	125,000	113,097
5.600%, due 04/01/44	25,000	23,130
Plains All American Pipeline LP
Series B,
3 mo. USD Term SOFR + 4.372%,
8.024%, due 05/30/26[6,8]	150,000	149,931
Prairie Acquiror LP
9.000%, due 08/01/29[2]	75,000	78,320
Rockies Express Pipeline LLC
4.800%, due 05/15/30[2]	50,000	48,722
4.950%, due 07/15/29[2]	50,000	49,316
6.875%, due 04/15/40[2]	100,000	100,988
South Bow Canadian Infrastructure Holdings Ltd.
(fixed, converts to FRN on 03/01/35),
7.500%, due 03/01/55[6]	50,000	52,862
(fixed, converts to FRN on 03/01/30),
7.625%, due 03/01/55[6]	75,000	78,279

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000%, due 09/01/31[2]	100,000	$100,548
7.375%, due 02/15/29[2]	75,000	77,267
Targa Resources Corp.
4.950%, due 04/15/52	50,000	42,064
6.500%, due 02/15/53	50,000	51,759
TransMontaigne Partners LLC
8.500%, due 06/15/30[2]	50,000	51,747
Transportadora de Gas del Sur SA
7.750%, due 11/20/35[2]	300,000	309,153
Venture Global Calcasieu Pass LLC
4.125%, due 08/15/31[2]	25,000	23,419
6.000%, due 05/01/36[2]	50,000	50,389
6.250%, due 01/15/30[2]	50,000	51,460
Venture Global LNG, Inc.
8.125%, due 06/01/28[2]	125,000	127,903
8.375%, due 06/01/31[2]	25,000	26,066
(fixed, converts to FRN on 09/30/29),
9.000%, due 09/30/29[2,6,8]	100,000	98,904
9.500%, due 02/01/29[2]	275,000	300,126
9.875%, due 02/01/32[2]	175,000	187,750
Venture Global Plaquemines LNG LLC
6.125%, due 12/15/30[2]	125,000	128,910
6.500%, due 01/15/34[2]	325,000	340,438
6.500%, due 06/15/34[2]	125,000	130,804
6.750%, due 01/15/36[2]	100,000	106,304
7.500%, due 05/01/33[2]	50,000	55,448
Western Midstream Operating LP
5.300%, due 03/01/48	50,000	42,523
7.250%, due 04/01/30[2]	50,000	52,708
		6,840,897
Real estate—2.8%
Alpha Star Holding IX Ltd.
7.000%, due 08/26/28[3]	400,000	397,000
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.000%, due 04/15/30[2]	244,400	244,515

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Real estate—(continued)
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.250%, due 04/15/30[2]		50,000	$47,711
5.750%, due 01/15/29[2]		125,000	122,482
9.750%, due 04/15/30[2]		50,000	53,393
Aroundtown Finance SARL
(fixed, converts to FRN on 05/30/31),
5.250%, due 04/30/31[3,6,8]	EUR	150,000	166,647
CPI Property Group SA
(fixed, converts to FRN on 11/16/26),
4.875%, due 08/18/26[3,6,8]		200,000	224,167
6.000%, due 01/27/32[3]		200,000	229,214
Five Point Operating Co. LP
8.000%, due 10/01/30[2]		75,000	76,906
Heimstaden AB
(fixed, converts to FRN on 01/15/27),
6.750%, due 10/15/26[3,6,8]	EUR	100,000	118,440
7.361%, due 01/24/31[3]		100,000	118,983
Heimstaden Bostad AB
(fixed, converts to FRN on 05/01/27),
2.625%, due 02/01/27[3,6,8]		475,000	543,381
Howard Hughes Corp.
4.125%, due 02/01/29[2]		125,000	120,356
5.875%, due 03/01/32[2]		25,000	24,460
6.125%, due 03/01/34[2]		25,000	24,497
IWG U.S. Finance LLC
6.500%, due 06/28/30[3]	EUR	100,000	126,152

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Real estate—(continued)
Kennedy-Wilson, Inc.
4.750%, due 03/01/29		50,000	$49,453
4.750%, due 02/01/30		75,000	73,776
Neinor Homes SA
5.875%, due 02/15/30[2]	EUR	100,000	120,217
New Immo Holding SA
4.875%, due 12/08/28[3]		100,000	117,323
NWD MTN Ltd.
4.500%, due 05/19/30[3]		250,000	199,247
Omniyat Sukuk 1 Ltd.
8.375%, due 05/06/28[3]		200,000	194,802
Pingan Real Estate Capital Ltd.
3.450%, due 07/29/26[3]		200,000	197,501
Port of Spain Waterfront Development
7.875%, due 02/19/40[2]		280,000	286,356
Ronshine China Holdings Ltd.
8.100%, due 06/09/23[3,10]		50,000	375
Samhallsbyggnadsbolaget I Norden Holding AB
2.250%, due 07/12/27[3]	EUR	100,000	113,242
2.375%, due 08/04/26[3]		100,000	116,567
5.000%, due 10/20/29[3]		250,000	269,498
Signa Development Finance SCS
0.000%, due 07/23/26[3,10]		100,000	16,443
0.000%, due 07/23/26[2,10,11]		200,000	32,886
			4,425,990
Real estate investment trusts—3.3%
Alexandrite Monnet U.K. Holdco PLC
6.875%, due 05/31/31[2,9]		100,000	117,256
10.500%, due 05/15/29[3]		225,000	278,027

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Real estate investment trusts—(continued)
Arbor Realty SR, Inc.
7.875%, due 07/15/30[2]		75,000	$70,849
8.500%, due 12/15/28[2]		25,000	24,770
Blackstone Mortgage Trust, Inc.
3.750%, due 01/15/27[2]		225,000	221,670
Brandywine Operating Partnership LP
6.125%, due 01/15/31		25,000	23,267
CTR Partnership LP/CareTrust Capital Corp.
3.875%, due 06/30/28[2]		100,000	97,425
Diversified Healthcare Trust
7.250%, due 10/15/30[2]		25,000	25,509
Iron Mountain Information Management Services, Inc.
5.000%, due 07/15/32[2]		325,000	313,806
Iron Mountain, Inc.
4.500%, due 02/15/31[2]		200,000	192,195
4.750%, due 01/15/34[3]	EUR	500,000	567,911
4.875%, due 09/15/27[2]		200,000	199,553
4.875%, due 09/15/29[2]		75,000	73,964
5.000%, due 07/15/28[2]		50,000	49,837
5.250%, due 07/15/30[2]		275,000	272,154
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250%, due 02/01/27[2]		25,000	24,797
7.000%, due 07/15/31[2]		25,000	25,928
Millrose Properties, Inc.
6.250%, due 09/15/32[2]		50,000	50,219
6.375%, due 08/01/30[2]		125,000	126,596
MPT Operating Partnership LP/MPT Finance Corp.
0.993%, due 10/15/26	EUR	200,000	228,982
3.500%, due 03/15/31		250,000	179,194
4.625%, due 08/01/29		25,000	20,687
5.000%, due 10/15/27		150,000	146,249
7.000%, due 02/15/32[3]	EUR	100,000	118,528
8.500%, due 02/15/32[2]		125,000	129,862

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Real estate investment trusts—(continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875%, due 05/15/29[2]	125,000	$121,593
5.875%, due 10/01/28[2]	50,000	49,880
7.000%, due 02/01/30[2]	50,000	51,047
Pebblebrook Hotel LP/PEB Finance Corp.
6.375%, due 10/15/29[2]	100,000	101,619
Prologis LP
5.250%, due 06/15/53	50,000	46,595
RHP Hotel Properties LP/RHP Finance Corp.
4.500%, due 02/15/29[2]	100,000	98,308
5.750%, due 03/15/34[2]	50,000	49,700
6.500%, due 04/01/32[2]	100,000	102,611
6.500%, due 06/15/33[2]	25,000	25,750
Rithm Capital Corp.
8.000%, due 04/01/29[2]	75,000	75,345
8.000%, due 07/15/30[2]	125,000	125,091
RLJ Lodging Trust LP
4.000%, due 09/15/29[2]	200,000	188,980
Service Properties Trust
4.375%, due 02/15/30	50,000	45,008
4.950%, due 02/15/27	6,000	5,998
4.950%, due 10/01/29	75,000	70,481
Starwood Property Trust, Inc.
6.000%, due 04/15/30[2]	100,000	101,169
6.500%, due 07/01/30[2]	50,000	51,227
6.500%, due 10/15/30[2]	50,000	51,425
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.000%, due 01/15/30[2]	150,000	144,938
XHR LP
4.875%, due 06/01/29[2]	75,000	73,613
6.625%, due 05/15/30[2]	50,000	51,160
		5,210,773
Retail—3.0%
1011778 BC ULC/New Red Finance, Inc.
4.000%, due 10/15/30[2]	500,000	475,679
6.125%, due 06/15/29[2]	75,000	76,323
Advance Auto Parts, Inc.
7.375%, due 08/01/33[2]	125,000	128,979
Asbury Automotive Group, Inc.
4.500%, due 03/01/28	15,000	14,852
4.625%, due 11/15/29[2]	50,000	48,660
5.000%, due 02/15/32[2]	25,000	23,973

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Retail—(continued)
Bath & Body Works, Inc.
6.625%, due 10/01/30[2]		50,000	$50,672
6.750%, due 07/01/36		150,000	145,875
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.
9.500%, due 07/01/32[2]		75,000	65,416
Carvana Co.
9.000%, due 06/01/30[2]		53,250	55,394
9.000%, due 06/01/31[2]		25,000	27,656
CD&R Firefly Bidco PLC
8.625%, due 04/30/29[3]	GBP	100,000	140,124
Dufry One BV
4.750%, due 04/18/31[3]	EUR	150,000	177,714
Eroski S Coop
5.750%, due 05/15/31[2]		100,000	121,155
Ferrellgas LP/Ferrellgas Finance Corp.
5.875%, due 04/01/29[2]		250,000	244,037
9.250%, due 01/15/31[2]		125,000	131,201
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.750%, due 01/15/30[2]		200,000	193,788
FirstCash, Inc.
4.625%, due 09/01/28[2]		75,000	73,739
5.625%, due 01/01/30[2]		75,000	74,639
6.875%, due 03/01/32[2]		75,000	76,866
Gap, Inc.
3.625%, due 10/01/29[2]		25,000	23,587
3.875%, due 10/01/31[2]		25,000	22,873
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.750%, due 01/15/32[2]		200,000	183,983
LBM Acquisition LLC
6.250%, due 01/15/29[2]		100,000	69,300
LCM Investments Holdings II LLC
4.875%, due 05/01/29[2]		200,000	195,810
8.250%, due 08/01/31[2]		75,000	78,568
Lithia Motors, Inc.
3.875%, due 06/01/29[2]		100,000	95,840
4.625%, due 12/15/27[2]		150,000	149,291
5.500%, due 10/01/30[2]		25,000	24,868

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Retail—(continued)
Macy's Retail Holdings LLC
4.500%, due 12/15/34		50,000	$43,634
5.125%, due 01/15/42		150,000	113,419
6.375%, due 03/15/37		75,000	68,820
Men's Wearhouse LLC
9.000%, due 02/01/31[2]		25,000	26,457
Michaels Cos., Inc.
8.500%, due 03/15/33[2]		100,000	98,755
Murphy Oil USA, Inc.
3.750%, due 02/15/31[2]		25,000	23,351
4.750%, due 09/15/29		50,000	49,482
Park River Holdings, Inc.
8.000%, due 03/15/31[2]		50,000	50,274
Punch Finance PLC
7.875%, due 12/30/30[3]	GBP	200,000	275,974
QXO Building Products, Inc.
6.750%, due 04/30/32[2]		75,000	76,503
Saks Global Enterprises LLC
11.000%, due 12/15/29[2,10]		134,100	1,006
SGUS LLC
11.000%, due 12/15/29[2,10]		58,828	10,221
Sonic Automotive, Inc.
4.625%, due 11/15/29[2]		50,000	48,914
4.875%, due 11/15/31[2]		25,000	24,037
Staples, Inc.
10.750%, due 09/01/29[2]		100,000	95,585
12.750%, due 01/15/30[2]		69,659	52,304
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, due 06/01/31[2]		75,000	72,004
Superior Plus LP/Superior General Partner, Inc.
4.500%, due 03/15/29[2]		50,000	48,483
Takko Fashion GmbH
10.250%, due 04/15/30[2]	EUR	180,000	225,540
Yum! Brands, Inc.
5.375%, due 04/01/32		225,000	225,157
			4,820,782
Savings & loans—0.0%†
Washington Mutual, Inc.
0.000%, due 09/21/17[4,10,11,12]		500,000	75

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Semiconductors—0.7%
Amkor Technology, Inc.
5.875%, due 10/01/33[2]		50,000	$50,272
ams-OSRAM AG
10.500%, due 03/30/29[3]	EUR	200,000	247,230
BE Semiconductor Industries NV
4.500%, due 07/15/31[2]		125,000	149,595
4.500%, due 07/15/31[3]		100,000	119,676
Entegris, Inc.
5.950%, due 06/15/30[2]		25,000	25,308
MKS, Inc.
4.250%, due 02/15/34[3]	EUR	150,000	169,899
ON Semiconductor Corp.
3.875%, due 09/01/28[2]		175,000	170,605
Synaptics, Inc.
4.000%, due 06/15/29[2]		125,000	118,869
			1,051,454
Software—1.1%
AthenaHealth Group, Inc.
6.500%, due 02/15/30[2]		400,000	381,259
Cloud Software Group, Inc.
6.500%, due 03/31/29[2]		325,000	316,438
8.250%, due 06/30/32[2]		25,000	23,751
9.000%, due 09/30/29[2]		100,000	98,188
CoreWeave, Inc.
9.000%, due 02/01/31[2]		100,000	99,366
9.250%, due 06/01/30[2]		50,000	50,630
9.750%, due 10/01/31[2]		300,000	301,737
OAK-Eagle Acquireco, Inc.
7.250%, due 07/01/33[2]		75,000	77,281
8.750%, due 07/01/34[2]		50,000	52,031
Open Text Corp.
3.875%, due 02/15/28[2]		25,000	24,189
3.875%, due 12/01/29[2]		75,000	67,597
Open Text Holdings, Inc.
4.125%, due 02/15/30[2]		50,000	45,012
4.125%, due 12/01/31[2]		50,000	42,694
Playtika Holding Corp.
4.250%, due 03/15/29[2]		75,000	64,604
SS&C Technologies, Inc.
5.500%, due 09/30/27[2]		50,000	49,956
6.500%, due 06/01/32[2]		50,000	50,592
UKG, Inc.
6.875%, due 02/01/31[2]		75,000	72,999
			1,818,324

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Telecommunications—7.3%
Altice Financing SA
3.000%, due 01/15/28[3]	EUR	175,000	$152,190
4.250%, due 08/15/29[3]		100,000	87,438
5.000%, due 01/15/28[2]		200,000	147,168
Altice France Lux 3/Altice Holdings 1
10.000%, due 01/15/33[2]		206,688	204,441
Altice France SA
4.750%, due 10/15/30[2]	EUR	304,838	349,595
6.500%, due 10/15/31[2]		24,743	24,277
6.500%, due 04/15/32[2]		135,310	133,082
6.875%, due 10/15/30[2]		24,743	24,324
6.875%, due 07/15/32[2]		201,926	198,626
9.500%, due 11/01/29[2]		74,230	75,777
APLD ComputeCo LLC
9.250%, due 12/15/30[2]		250,000	268,721
AT&T, Inc.
3.550%, due 09/15/55		50,000	32,196
6.000%, due 04/30/56		200,000	192,918
Axian Telecom Holding & Management PLC
7.250%, due 07/11/30[2]		200,000	201,290
Black Pearl Compute LLC
6.125%, due 02/15/31[2]		100,000	101,459
British Telecommunications PLC
(fixed, converts to FRN on 12/03/30),
6.375%, due 12/03/55[3,6]	GBP	125,000	170,021
C&W Senior Finance Ltd.
9.000%, due 01/15/33[2]		400,000	408,875
Cipher Compute LLC
7.125%, due 11/15/30[2]		125,000	129,564
Colombia Telecomunicaciones SA ESP
4.950%, due 07/17/30[3]		450,000	422,325
Core Scientific Finance I LLC
7.750%, due 05/15/31[2,9]		25,000	24,938

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
Digicel Group Holdings Ltd.
Series 1B,
0.000%, due 12/31/30[2,4,5,12]		55,330	$2,767
Series 3B,
0.000%, due 12/31/30[2,4,5,12]		45,961	460
Digicel International Finance Ltd./Difl U.S. LLC
8.625%, due 08/01/32[2]		300,000	311,250
eircom Finance DAC
5.000%, due 04/30/31[3]	EUR	175,000	206,688
Embarq LLC
7.995%, due 06/01/36		100,000	27,100
Eutelsat Communications SACA
6.250%, due 03/15/33[2]	EUR	100,000	120,504
Eutelsat SA
1.500%, due 10/13/28[3]		100,000	111,765
Fibercop SpA
5.250%, due 03/17/55		100,000	99,513
6.000%, due 09/30/34[2]		200,000	191,791
Flash Compute LLC
7.250%, due 12/31/30[2]		100,000	102,007
Frontier Communications Holdings LLC
5.875%, due 11/01/29		17,911	18,001
6.000%, due 01/15/30[2]		100,000	100,552
Frontier North, Inc.
Series G,
6.730%, due 02/15/28		25,000	25,781
Hughes Satellite Systems Corp.
6.625%, due 08/01/26		25,000	17,750
HUT 8 DC LLC
6.192%, due 11/15/42[2]		25,000	25,207
Iliad Holding SAS
5.375%, due 04/15/30[2]	EUR	100,000	119,683
Level 3 Financing, Inc.
3.625%, due 01/15/29[2]		75,000	71,250
4.250%, due 07/01/28[2]		75,000	72,938
6.875%, due 06/30/33[2]		25,000	25,801
7.000%, due 03/31/34[2]		125,000	129,653
8.500%, due 01/15/36[2]		75,000	80,326
Liberty Costa Rica Senior Secured Finance
10.875%, due 01/15/31[2]		156,000	164,048
Lorca Telecom Bondco SA
5.750%, due 04/30/29[3]	EUR	100,000	120,850

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
Lumen Technologies, Inc.
4.500%, due 01/15/29[2]		75,000	$72,000
5.375%, due 06/15/29[2]		50,000	47,985
Series G,
6.875%, due 01/15/28		25,000	25,368
Meridian Arc Holdco LLC
6.250%, due 04/30/31[2]		275,000	274,937
NJJ Continental SA
3.875%, due 10/15/30[3]	EUR	100,000	115,484
Nokia of America Corp.
6.450%, due 03/15/29		175,000	178,986
Nokia OYJ
6.625%, due 05/15/39		75,000	79,067
Odido Holding BV
3.750%, due 01/15/29[3]	EUR	175,000	204,287
PLT VII Finance SARL
6.000%, due 06/15/31[3]		225,000	270,006
Rogers Communications, Inc.
(fixed, converts to FRN on 04/15/30),
7.000%, due 04/15/55[6]		25,000	25,517
(fixed, converts to FRN on 04/15/35),
7.125%, due 04/15/55[6]		25,000	25,790
SoftBank Group Corp.
3.875%, due 07/06/32[3]	EUR	100,000	103,968
5.750%, due 07/08/32[3]		100,000	112,823
6.375%, due 07/10/33[3]		100,000	114,457
SV RNO Property Owner 1 LLC
5.875%, due 03/01/31[2]		200,000	196,230
TalkTalk Telecom Group Ltd.
11.750%, due 03/01/28[2,7]	GBP	41,908	1,640
Telecom Argentina SA
9.500%, due 07/18/31[3]		390,000	415,970
Telecommunications Co. Telekom Srbija AD Belgrade
7.000%, due 10/28/29[2]		300,000	301,092
Telecommunications Services of Trinidad & Tobago Ltd.
8.875%, due 10/18/29[3]		400,000	405,728
Telefonica Europe BV
(fixed, converts to FRN on 05/03/30),
6.135%, due 02/03/30[3,6,8]	EUR	100,000	123,105

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
Telefonica Moviles Chile SA
3.537%, due 11/18/31[3]		200,000	$156,676
3.537%, due 11/18/31[2]		300,000	235,014
Telesat Canada/Telesat LLC
4.875%, due 06/01/27[2]		50,000	41,250
5.625%, due 12/06/26[2]		125,000	106,875
6.500%, due 10/15/27[2]		75,000	45,000
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.750%, due 04/15/28[2]		75,000	74,712
6.500%, due 02/15/29[2]		175,000	171,940
8.625%, due 06/15/32[2]		275,000	287,816
Uniti Group, Inc.
7.500%, due 12/01/27		25,000	30,083
Veon Midco BV
9.000%, due 07/15/29[2]		200,000	207,000
Viasat, Inc.
6.500%, due 07/15/28[2]		50,000	49,804
7.500%, due 05/30/31[2]		50,000	50,110
Vmed O2 U.K. Financing I PLC
4.000%, due 01/31/29[3]	GBP	100,000	128,191
4.250%, due 01/31/31[2]		200,000	172,184
4.750%, due 07/15/31[2]		200,000	173,019
Vodafone Group PLC
(fixed, converts to FRN on 08/27/30),
3.000%, due 08/27/80[3,6]	EUR	100,000	111,157
(fixed, converts to FRN on 04/04/29),
7.000%, due 04/04/79[6]		175,000	182,504
Windstream Services LLC/Windstream Escrow Finance Corp.
8.250%, due 10/01/31[2]		300,000	317,309
WULF Compute LLC
7.750%, due 10/15/30[2]		275,000	289,024
Zayo Group Holdings, Inc.
5.750% Cash and 0.500% PIK,
9.250%, due 03/09/30[2,7]		167,155	167,239
7.125% Cash and 1.875% PIK,
13.750%, due 09/09/30[2,7]		45,800	45,159
			11,631,416

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Textiles—0.1%
Linx Capital Ltd.
15.200%, due 03/31/26[2,4,5,10]	EUR	555,920	$88,082
Toys/Games/Hobbies—0.1%
Asmodee Group AB
4.250%, due 12/15/31[2]		100,000	115,894
5.750%, due 12/15/29[3]		53,333	64,945
Mattel, Inc.
5.450%, due 11/01/41		25,000	22,800
			203,639
Transportation—0.7%
Beacon Mobility Corp.
7.250%, due 08/01/30[2]		50,000	52,064
Edge Finco PLC
8.125%, due 08/15/31[2]	GBP	200,000	279,416
Genesee & Wyoming, Inc.
6.250%, due 04/15/32[2]		100,000	102,349
Rand Parent LLC
8.500%, due 02/15/30[2]		50,000	51,937
Seaspan Corp.
5.500%, due 08/01/29[2]		75,000	72,052
Star Leasing Co. LLC
7.625%, due 02/15/30[2]		50,000	48,384
Watco Cos. LLC/Watco Finance Corp.
7.125%, due 08/01/32[2]		125,000	129,819
XPO, Inc.
6.250%, due 06/01/28[2]		50,000	50,631
7.125%, due 06/01/31[2]		50,000	51,757
7.125%, due 02/01/32[2]		50,000	52,141
Yinson Bergenia Production BV
8.498%, due 01/31/45[2]		246,675	263,918
			1,154,468
Trucking & leasing—0.3%
FTAI Aviation Investors LLC
5.500%, due 05/01/28[2]		75,000	74,969
5.875%, due 04/15/33[2]		125,000	124,296
7.000%, due 05/01/31[2]		100,000	103,492
7.000%, due 06/15/32[2]		225,000	232,253
7.875%, due 12/01/30[2]		25,000	26,250
			561,260

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Water—0.2%
Holding d'Infrastructures des Metiers de l'Environnement SAS
4.875%, due 10/24/29[3]	EUR	300,000	$359,098
Thames Water Super Senior Issuer PLC
9.750%, due 10/10/27[2]	GBP	20,679	30,675
Thames Water Utilities Ltd.
0.000%, due 03/22/27[2,12]		1,500	1,872
			391,645
Total corporate bonds
(cost—$157,625,841)			154,546,561

Loan assignments—0.5%
Apparel—0.0%†
Beach Acquisition Bidco LLC
3 mo. USD Term SOFR + 3.250%,
6.950%, due 09/12/32[6]		49,875	50,031

Building materials—0.1%
Quikrete Holdings, Inc.
1 mo. USD Term SOFR + 2.250%,
5.902%, due 02/10/32[6]		74,250	74,278

Diversified financial services—0.1%
Mulhacen Pte. Ltd.
6 mo. EURIBOR + 10.000%,
10.000%, due 08/01/26[6]	EUR	150,851	68,458

Electric—0.0%†
Lightning Power LLC
1 mo. USD Term SOFR + 2.250%,
5.902%, due 08/18/31[6]		49,250	49,417

Entertainment—0.0%†
Allen Media LLC
3 mo. USD Term SOFR + 5.500%,
9.350%, due 02/10/27[6]		69,636	45,264

Food—0.1%
Northeast Grocery, Inc.
3 mo. USD Term SOFR + 7.500%,
11.152%, due 12/13/28[6]		144,774	144,954

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[1]	Value
Loan assignments—(continued)
Media—0.2%
Altice France SA
3 mo. USD Term SOFR + 6.875%,
10.548%, due 05/31/31[6]	120,862	$123,000

iHeartCommunications, Inc.
1 mo. USD Term SOFR + 5.775%,
9.542%, due 05/01/29[6]	198,617	193,354
		316,354
Paper & forest products—0.0%†
Glatfelter Corp.
3 mo. USD Term SOFR + 4.250%,
7.923%, due 11/04/31[6]	67,459	64,727

Pharmaceuticals—0.0%†
Bausch Health Cos., Inc.
1 mo. USD Term SOFR + 6.250%,
9.902%, due 10/08/30[6]	49,625	48,248
Total loan assignments (cost—$964,361)		861,731

Non-U.S. government agency obligations—0.0†%
Ukraine—0.0%†
Ukraine Government International Bonds Steps to 7.750% on 08/01/33,
3.000%, due 02/01/34[3]
(cost—$96,638)	200,000	94,200

	Number of shares
Common stocks—0.8%
Aerospace & defense—0.0%
Evander Gold Mines Ltd.*,4,5	EUR	2,750	0

Capital markets—0.1%
Ardagh Holdings SA*,4		14,431	106,703

Chemicals—0.0%†
Cornerstone CS*,4,5		1,205	0
SK Mohawk Holdings SCS*,4,5		548	4,384
			4,384

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares		Value
Common stocks—(continued)
Commercial services & supplies—0.0%†
Intrum AB*	EUR	1,233	$4,616

Consumer finance—0.0%†
Curo Group Holdings LLC*,4		824	8,240

Containers & packaging—0.0%†
Ardagh Holdings SA*,4		10,614	66,868

Energy equipment & services—0.0%†
Nine Energy Service, Inc.*,4		6,975	66,332

Financial services—0.0%†
Iqera Group SAS*,4,5		421,500	0
Mulhacen Pte. Ltd.*,4	EUR	291,077	5,124
			5,124
Gas utilities—0.0%†
Ferrellgas Partners LP*		1,620	41,007

Health care providers & services—0.0%†
Air Methods Corp.*,4,11		70	8,750

Hotels, restaurants & leisure—0.1%
Codere Group SA A1 Ordinary Shares*,4,11	EUR	2,541	104,379
Codere Group SA A2 Ordinary Shares*,4,11		634	26,043
			130,422
IT services—0.2%
Carnelian Point Holdings LP4,5		140	1,500
Carnelian Point Holdings LP*,4,5		9,478	101,509
Carnelian Point Holdings LP*,4,5		14,851	159,054
			262,063
Leisure products—0.0%
Teide 10 SL*,4,5	EUR	5,444,137	0

Media—0.1%
SES SA*,4,13		5,083	75,610

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares		Value
Common stocks—(continued)
Metals & mining—0.0%
Cloud Peak Energy, Inc.*,4,5		66	$0

Paper & forest products—0.0%†
Hardwood Holdings LLC*,4		936	936

Pharmaceuticals—0.1%
Keenova Therapeutics PLC*,4		985	89,635
Mallinckrodt PLC*,4		459	41,769
Par Health, Inc.*,4,11		1,444	11,552
			142,956
Real estate management & development—0.0%
ADLER Group SA*,4,5	EUR	55,882	0

Wireless telecommunication services—0.2%
Luxco Co. Ltd.*,4		14,466	299,238
Total common stocks (cost—$1,751,848)			1,223,249

Investment companies—0.0%
Endo GUC Trust[4,5] (cost—$0)		25,821	0

	Number of Warrants
Warrants—0.0%†
Air Methods Corp.*,4,5		389	0
Air Methods Corp.*,4,5		184	0
Audacy Capital Corp. expires 09/30/28*,4,5		23	0
Audacy Capital Corp. expires 09/30/28*,4,5		137	0
Audacy, Inc.*,4,13		113	339
Curo Group Holdings LLC expires 08/01/28*,4,13		1,440	990
Linx Synthetic expires 12/31/49*,4,5	EUR	2	14,365
Total warrants (cost—$12,255)			15,694

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Short-term investments—0.7%
Investment companies—0.7%
State Street Institutional U.S. Government Money Market Fund, 3.596%[14] (cost—$1,070,510)	1,070,510	$1,070,510
Total investments—98.8% (cost—$161,521,453)		157,811,945
Other assets in excess of liabilities—1.2%		1,904,844
Net assets—100.0%		$159,716,789

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SSB	EUR	200,000	GBP	174,689	05/08/26	$2,945
SSB	EUR	25,239,220	USD	29,155,404	05/08/26	(470,752)
SSB	GBP	2,326,029	USD	3,074,438	05/08/26	(90,695)
SSB	SEK	44,265	USD	4,686	05/08/26	(110)
SSB	USD	130,000	EUR	110,882	05/08/26	155
SSB	USD	253,159	GBP	187,959	05/08/26	2,606
Net unrealized appreciation (depreciation)						$(555,851)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$154,451,121	$95,440	$154,546,561
Loan assignments	—	861,731	—	861,731
Non-U.S. government agency obligations	—	94,200	—	94,200
Common stocks	411,193	545,609	266,447	1,223,249
Investment companies	—	—	0	0
Warrants	—	1,329	14,365	15,694
Short-term investments	1,070,510	—	—	1,070,510
Forward foreign currency contracts	—	5,706	—	5,706
Total	$1,481,703	$155,959,696	$376,252	$157,817,651

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Liabilities
Forward foreign currency contracts	$—	$(561,557)	$—	$(561,557)
Total	$—	$(561,557)	$—	$(561,557)

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Portfolio.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

*	Non–income producing security.
[1]	In U.S. dollars unless otherwise indicated.
[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $106,129,671, represented 66.4% of the Portfolio's net assets at period end.
[3]	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
[4]	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
[5]	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
[6]	Floating or variable rate securities. The rates disclosed are as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
[7]	Payment–in–kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
[8]	Perpetual investment. Date shown reflects the next call date.
[9]	Security purchased on a when–issued basis. When–issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
[10]	Bond interest in default.
[11]	This security is considered restricted. At period end, the value of restricted security was $259,528, represented 0.2% of the Fund’s net assets. The table below provides further information:

PACE High Yield Investments

Portfolio of investments – April 30, 2026 (unaudited)

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net asset	Value at 04/30/26	Value as a percentage of net assets
Air Methods Corp.	01/04/24	$1,706	0.0%	$8,750	0.0%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	12/18/19	550,000	0.3	4,125	0.0
Codere Group SA A1 Ordinary Shares	11/18/24	67,279	0.1	104,379	0.1
Codere Group SA A2 Ordinary Shares	11/18/24	16,787	0.0	26,043	0.0
Credito Real SAB de CV SOFOM ER	06/25/20	—	0.0	37,104	0.0
Galapagos SA	06/15/21	34,145	0.0	161	0.0
Hertz Corp.	07/02/21	—	0.0	5	0.0
Iqera Group SAS	09/24/20	92,435	0.1	34,448	0.0
Par Health, Inc.	11/16/23	10,481	0.0	11,552	0.0
Signa Development Finance SCS	07/23/26	235,806	0.1	32,886	0.0
Washington Mutual, Inc.	09/21/17	—	0.0	75	0.0

[12]	Zero coupon bond.
[13]	Transferred from Level 3 to 2 due to utilizing significant observable inputs. As of prior reporting period, the security utilized significant unobservable inputs.
[14]	Rate shown reflects yield at April 30, 2026.

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—96.0%
Aerospace & defense—1.5%
Boeing Co.*	6,797	$1,556,717
General Dynamics Corp.	3,272	1,126,549
L3Harris Technologies, Inc.	27,709	8,882,120
		11,565,386
Air freight & logistics—0.4%
FedEx Corp.	8,110	3,270,844

Automobile components—0.7%
Aptiv PLC*	28,075	1,691,799
BorgWarner, Inc.	14,813	843,897
Magna International, Inc.	52,100	3,317,207
		5,852,903
Automobiles—0.4%
General Motors Co.	46,040	3,540,016

Banks—7.1%
Bank of America Corp.	31,489	1,683,402
Citigroup, Inc.	151,677	19,411,622
Citizens Financial Group, Inc.	11,929	775,981
First Citizens BancShares, Inc., Class A1	1,029	2,041,351
Huntington Bancshares, Inc.	756,160	12,673,242
M&T Bank Corp.	49,022	10,717,680
Truist Financial Corp.	38,600	1,987,900
U.S. Bancorp	60,372	3,420,678
Wells Fargo & Co.	34,640	2,848,447
		55,560,303
Beverages—2.8%
Constellation Brands, Inc., Class A	10,600	1,659,748
Diageo PLC	344,244	6,890,604
Keurig Dr. Pepper, Inc.	459,924	13,521,766
		22,072,118
Biotechnology—1.3%
Gilead Sciences, Inc.	77,846	10,185,371

Capital markets—8.0%
Bank of New York Mellon Corp.	118,622	15,939,238
Charles Schwab Corp.	149,233	13,675,712
Nasdaq, Inc.	130,412	11,986,167
Raymond James Financial, Inc.	68,856	10,901,282
State Street Corp.	13,405	2,048,820
TPG, Inc.	193,667	8,447,755
		62,998,974
Chemicals—3.2%
Axalta Coating Systems Ltd.*	453,887	12,908,546
Olin Corp.	47,500	1,352,800
PPG Industries, Inc.	100,750	10,931,375
		25,192,721
Communications equipment—2.5%
Cisco Systems, Inc.	96,005	8,784,458
F5, Inc.*	17,500	5,668,250

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Communications equipment—(continued)
Telefonaktiebolaget LM Ericsson, ADR	413,361	$4,881,793
		19,334,501
Construction & engineering—0.1%
Fluor Corp.*	11,827	630,970

Construction materials—1.5%
Heidelberg Materials AG	52,851	11,683,079

Consumer finance—1.7%
American Express Co.	40,220	12,993,071

Distributors—0.1%
Genuine Parts Co.	10,400	1,115,192

Diversified telecommunication services—0.5%
Comcast Corp., Class A	149,099	4,031,637

Electric utilities—1.2%
American Electric Power Co., Inc.	63,088	8,649,996
PPL Corp.	20,060	751,046
		9,401,042
Electrical equipment—1.1%
Eaton Corp. PLC	20,412	8,838,600

Electronic equipment, instruments & components—1.7%
CDW Corp.	9,900	1,355,409
TE Connectivity PLC	55,813	11,813,380
		13,168,789
Energy equipment & services—0.5%
NOV, Inc.	70,100	1,434,246
SLB Ltd.	38,997	2,218,149
		3,652,395
Entertainment—1.1%
Universal Music Group NV1	410,137	8,575,378

Financial services—2.2%
Berkshire Hathaway, Inc., Class B*	25,779	12,208,934
Corebridge Financial, Inc.	63,163	1,739,509
Fidelity National Information Services, Inc.	18,377	855,082
Fiserv, Inc.*	44,000	2,756,600
		17,560,125
Food products—1.7%
Archer-Daniels-Midland Co.	102,155	7,614,634
Conagra Brands, Inc.	35,000	502,250
J.M. Smucker Co.	14,100	1,382,223
Kraft Heinz Co.[1]	89,200	2,021,272
Mondelez International, Inc., Class A	28,700	1,763,328
		13,283,707
Ground transportation—0.2%
Norfolk Southern Corp.	4,200	1,326,486

Health care equipment & supplies—1.0%
GE HealthCare Technologies, Inc.	62,563	3,806,333
Medtronic PLC	29,337	2,375,417

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Health care equipment & supplies—(continued)
Zimmer Biomet Holdings, Inc.	18,138	$1,495,115
		7,676,865
Health care providers & services—7.0%
Centene Corp.*	15,500	832,195
Cigna Group	2,497	725,578
CVS Health Corp.	15,714	1,308,819
Elevance Health, Inc.	90,315	33,996,372
Henry Schein, Inc.*	146,998	10,964,581
Humana, Inc.	8,921	2,109,281
Labcorp Holdings, Inc.	5,906	1,516,661
UnitedHealth Group, Inc.	8,500	3,149,080
		54,602,567
Hotels, restaurants & leisure—1.6%
Aramark	273,240	12,484,336

Insurance—6.4%
American International Group, Inc.	170,092	12,722,882
Hartford Insurance Group, Inc.	6,710	917,995
Marsh & McLennan Cos., Inc.	143,338	24,039,216
Progressive Corp.	61,600	12,398,848
		50,078,941
Interactive media & services—3.8%
Alphabet, Inc., Class A	49,232	18,944,474
Meta Platforms, Inc., Class A	18,285	11,188,774
		30,133,248
IT services—0.2%
Cognizant Technology Solutions Corp., Class A	25,752	1,362,281

Life sciences tools & services—1.4%
IQVIA Holdings, Inc.*	68,706	10,880,969

Machinery—3.6%
CNH Industrial NV	231,845	2,483,060
Cummins, Inc.	1,793	1,203,121
Deere & Co.	2,100	1,238,727
Fortive Corp.	27,800	1,662,162
PACCAR, Inc.	80,006	9,504,713
Snap-on, Inc.	27,131	10,402,025
Stanley Black & Decker, Inc.	12,300	961,368
Timken Co.	5,486	608,343
		28,063,519
Media—0.5%
Omnicom Group, Inc.	31,900	2,447,368
WPP PLC, ADR[1]	69,100	1,250,019
		3,697,387
Metals & mining—1.1%
Anglo American PLC	184,378	8,998,253

Multi-utilities—2.6%
Dominion Energy, Inc.	192,486	12,415,347

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Multi-utilities—(continued)
Sempra	84,215	$8,010,531
		20,425,878
Oil, gas & consumable fuels—5.1%
APA Corp.	164,800	6,712,304
ConocoPhillips	8,823	1,109,757
Diamondback Energy, Inc.	54,991	11,307,799
EQT Corp.	118,946	7,146,276
Ovintiv, Inc.	46,820	2,881,771
Shell PLC	159,977	7,240,325
Shell PLC, ADR	35,862	3,251,607
		39,649,839
Personal care products—1.9%
Unilever PLC, ADR[1]	251,379	14,826,333

Pharmaceuticals—1.9%
GSK PLC, ADR[1]	15,864	829,846
Merck & Co., Inc.	126,764	13,840,093
		14,669,939
Professional services—0.9%
Automatic Data Processing, Inc.	31,731	6,725,068
Leidos Holdings, Inc.	1,300	193,986
		6,919,054
Semiconductors & semiconductor equipment—3.1%
Broadcom, Inc.	28,823	12,031,585
NXP Semiconductors NV	42,629	12,515,448
		24,547,033
Software—2.7%
Microsoft Corp.	21,806	8,892,051
Salesforce, Inc.	20,700	3,654,171
SAP SE, ADR	7,200	1,220,328
Workday, Inc., Class A*	58,200	7,123,680
		20,890,230
Specialized REITs—3.4%
Crown Castle, Inc.	147,478	13,093,097
Gaming & Leisure Properties, Inc.	274,394	13,297,133
		26,390,230
Specialty retail—1.3%
Dick's Sporting Goods, Inc.	42,619	9,671,103
Lithia Motors, Inc.	2,200	638,264
		10,309,367
Technology hardware, storage & peripherals—2.1%
Samsung Electronics Co. Ltd.	112,122	16,668,623

Trading companies & distributors—1.5%
Ferguson Enterprises, Inc.	43,335	11,601,213

Wireless telecommunication services—1.4%
T-Mobile U.S., Inc.	57,876	11,314,758
Total common stocks (cost—$614,007,581)		752,024,471

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Short term investments—4.1%
Investment companies—4.1%
State Street Institutional U.S. Government Money Market Fund, 3.596%[2] (cost—$31,904,266)	31,904,266	$31,904,266

Investment of cash collateral from securities loaned—1.9%
Money market funds—1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.626%[2] (cost—$15,448,647)	15,448,647	15,448,647
Total Investments—102.0% (cost—$661,360,494)[3]		799,377,384
Liabilities in excess of other assets—(2.0)%		(15,796,948)
Net Assets—100.0%		$783,580,436

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$752,024,471	$—	$—	$752,024,471
Short-term investments	31,904,266	—	—	31,904,266
Investment of cash collateral from securities loaned	15,448,647	—	—	15,448,647
Total	$799,377,384	$—	$—	$799,377,384

For the period ended April 30, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rate shown reflects yield at April 30, 2026.
3	Includes $15,207,483 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $15,448,647 and non-cash collateral of $1,074,558.

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—95.5%
Aerospace & defense—2.0%
General Electric Co.	23,130	$6,706,081
Rocket Lab Corp.*	19,445	1,604,407
RTX Corp.	31,429	5,533,704
		13,844,192
Automobiles—2.1%
Tesla, Inc.*	38,153	14,560,329

Beverages—1.7%
Coca-Cola Co.	94,608	7,451,326
Monster Beverage Corp.*	56,943	4,388,597
		11,839,923
Biotechnology—3.8%
Alnylam Pharmaceuticals, Inc.*	9,154	2,833,072
Amgen, Inc.	11,854	4,104,448
Gilead Sciences, Inc.	55,910	7,315,264
Insmed, Inc.*	46,771	6,376,290
Natera, Inc.*	27,982	5,768,769
		26,397,843
Broadline retail—4.3%
Alibaba Group Holding Ltd., ADR[1]	32,398	4,272,648
Amazon.com, Inc.*	92,423	24,497,640
MercadoLibre, Inc.*	311	557,508
Sea Ltd., ADR*	462	39,215
		29,367,011
Building products—0.2%
Trane Technologies PLC	2,468	1,215,589

Capital markets—3.2%
Charles Schwab Corp.	58,236	5,336,747
CME Group, Inc.	1,526	439,213
Goldman Sachs Group, Inc.	11,401	10,531,902
Intercontinental Exchange, Inc.	5,762	910,915
MSCI, Inc.	8,544	5,053,007
		22,271,784
Commercial services & supplies—0.2%
Rollins, Inc.	23,532	1,311,438

Communications equipment—1.6%
Ciena Corp.*	14,919	7,870,966
Lumentum Holdings, Inc.*	3,802	3,430,621
		11,301,587
Construction & engineering—0.7%
Quanta Services, Inc.	7,045	5,127,140

Consumer staples distribution & retail—1.7%
Dollar General Corp.	12,277	1,422,659
Kroger Co.	6,531	444,565
Walmart, Inc.	73,852	9,743,294
		11,610,518
Diversified telecommunication services—0.4%
AT&T, Inc.	47,191	1,233,101

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Diversified telecommunication services—(continued)
Verizon Communications, Inc.	25,259	$1,213,189
		2,446,290
Electric utilities—0.4%
American Electric Power Co., Inc.	6,096	835,822
Duke Energy Corp.	3,412	442,025
Exelon Corp.	11,415	524,976
NextEra Energy, Inc.	5,759	563,691
Xcel Energy, Inc.	5,201	431,423
		2,797,937
Electrical equipment—2.0%
Bloom Energy Corp., Class A*	642	181,917
GE Vernova, Inc.	12,179	13,195,459
Vertiv Holdings Co., Class A	1,103	362,325
		13,739,701
Electronic equipment, instruments & components—1.2%
Amphenol Corp., Class A	31,952	4,705,571
Celestica, Inc.*	8,374	3,429,907
		8,135,478
Entertainment—0.4%
Netflix, Inc.*	25,105	2,350,079
ROBLOX Corp., Class A*	731	40,395
		2,390,474
Financial services—4.1%
Berkshire Hathaway, Inc., Class B*	10,813	5,121,037
Mastercard, Inc., Class A	31,287	15,734,858
Visa, Inc., Class A	22,511	7,425,028
		28,280,923
Gas utilities—0.1%
Atmos Energy Corp.	1,864	354,123

Ground transportation—0.9%
Uber Technologies, Inc.*	32,255	2,406,546
Union Pacific Corp.	13,549	3,651,184
		6,057,730
Health care equipment & supplies—1.5%
Abbott Laboratories	34,706	3,150,958
IDEXX Laboratories, Inc.*	6,720	3,768,576
Intuitive Surgical, Inc.*	7,749	3,546,020
		10,465,554
Health care providers & services—0.9%
Cigna Group	3,150	915,327
Hims & Hers Health, Inc.*,1	5,972	162,259
McKesson Corp.	6,013	4,901,798
		5,979,384
Hotels, restaurants & leisure—2.1%
Airbnb, Inc., Class A*	22,175	3,112,483
Booking Holdings, Inc.	6,875	1,157,475
Chipotle Mexican Grill, Inc.*	14,743	501,115
DoorDash, Inc., Class A*	1,130	190,574

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Hotels, restaurants & leisure—(continued)
McDonald's Corp.	16,252	$4,771,425
Starbucks Corp.	46,221	4,868,458
		14,601,530
Household durables—0.1%
DR Horton, Inc.	5,352	823,459

Household products—0.4%
Procter & Gamble Co.	18,742	2,756,761

Independent power and renewable electricity producers—0.2%
Vistra Corp.	9,024	1,424,348

Industrial conglomerates—0.7%
3M Co.	33,862	4,961,460

Insurance—0.9%
Allstate Corp.	3,612	784,743
American International Group, Inc.	498	37,251
Aon PLC, Class A	11,357	3,539,409
Cincinnati Financial Corp.	2,710	443,356
Old Republic International Corp.	7,779	310,771
Progressive Corp.	3,822	769,292
RenaissanceRe Holdings Ltd.	1,128	346,262
		6,231,084
Interactive media & services—9.4%
Alphabet, Inc., Class C	122,704	46,865,566
Meta Platforms, Inc., Class A	29,568	18,092,955
		64,958,521
IT services—2.1%
Accenture PLC, Class A	13,741	2,455,654
Cloudflare, Inc., Class A*	294	60,261
International Business Machines Corp.	12,630	2,917,277
Shopify, Inc., Class A*	59,989	7,266,468
Snowflake, Inc.*	4,091	558,299
Twilio, Inc., Class A*	8,985	1,330,319
		14,588,278
Machinery—0.5%
Deere & Co.	6,216	3,666,632

Metals & mining—0.4%
Freeport-McMoRan, Inc.	51,969	3,002,769

Multi-utilities—0.1%
CenterPoint Energy, Inc.	10,078	439,905

Oil, gas & consumable fuels—1.7%
BP PLC, ADR	9,488	449,541
Cheniere Energy, Inc.	2,009	552,374
Chevron Corp.	2,928	566,012
Devon Energy Corp.	11,021	566,149
Diamondback Energy, Inc.	2,283	469,453
Enbridge, Inc.	9,471	524,883
Exxon Mobil Corp.	48,345	7,461,084
Occidental Petroleum Corp.	12,539	759,613
		11,349,109

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Pharmaceuticals—6.0%
Bristol-Myers Squibb Co.	39,741	$2,407,907
Eli Lilly & Co.	18,899	17,663,006
Johnson & Johnson	44,798	10,296,820
Merck & Co., Inc.	49,046	5,354,842
Novartis AG, ADR[1]	5,164	763,497
Zoetis, Inc.	39,869	4,583,739
		41,069,811
Real estate management & development—0.6%
CoStar Group, Inc.*	120,925	4,185,214

Semiconductors & semiconductor equipment—20.2%
Advanced Micro Devices, Inc.*	26,506	9,396,112
Analog Devices, Inc.	9,395	3,779,233
Broadcom, Inc.	75,402	31,475,057
Lam Research Corp.	41,398	10,674,888
NVIDIA Corp.	345,757	69,002,724
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	18,861	7,470,088
Texas Instruments, Inc.	26,793	7,530,976
		139,329,078
Software—8.3%
Adobe, Inc.*	437	107,546
AppLovin Corp., Class A*	553	246,831
Atlassian Corp., Class A*	1,019	69,893
Autodesk, Inc.*	332	78,684
Crowdstrike Holdings, Inc., Class A*	1,012	451,099
Intuit, Inc.	2,230	866,355
Microsoft Corp.	89,801	36,619,052
Oracle Corp.	48,738	7,865,826
Palantir Technologies, Inc., Class A*	3,713	516,515
Salesforce, Inc.	2,418	426,849
ServiceNow, Inc.*	73,047	6,450,781
Synopsys, Inc.*	6,898	3,328,975
Workday, Inc., Class A*	1,350	165,240
		57,193,646
Specialty retail—0.2%
AutoZone, Inc.*	183	677,837
Carvana Co.*	1,486	588,159
Wayfair, Inc., Class A*	5,371	343,368
		1,609,364
Technology hardware, storage & peripherals—6.8%
Apple, Inc.	146,215	39,675,440
Western Digital Corp.	16,751	7,278,645
		46,954,085
Tobacco—1.3%
Altria Group, Inc.	13,721	996,831
Philip Morris International, Inc.	47,334	7,813,423
		8,810,254

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Water utilities—0.1%
American Water Works Co., Inc.	5,271	$676,902
Total common stocks (cost—$508,343,576)		658,127,158

Exchange traded funds—1.3%
State Street SPDR S&P 500 ETF Trust (cost—$8,797,369)	12,496	8,980,375

Short term investments—2.9%
Investment companies—2.9%
State Street Institutional U.S. Government Money Market Fund, 3.596%[2] (cost—$20,144,294)	$20,144,294	20,144,294

Investment of cash collateral from securities loaned—0.6%
Money market funds—0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.626%[2] (cost—$4,075,666)	4,075,666	4,075,666
Total Investments—100.3% (cost—$541,360,905)[3]		691,327,493
Liabilities in excess of other assets—(0.3)%		(2,206,521)
Net Assets—100.0%		$689,120,972

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$658,127,158	$—	$—	$658,127,158
Exchange traded funds	8,980,375	—	—	8,980,375
Short-term investments	20,144,294	—	—	20,144,294
Investment of cash collateral from securities loaned	4,075,666	—	—	4,075,666
Total	$691,327,493	$—	$—	$691,327,493

For the period ended April 30, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rate shown reflects yield at April 30, 2026.
3	Includes $4,888,928 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $4,075,666 and non-cash collateral of $842,799.

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—99.3%
Aerospace & defense—1.1%
Textron, Inc.	20,600	$1,976,776
V2X, Inc.*	14,700	996,807
		2,973,583
Air freight & logistics—0.7%
CH Robinson Worldwide, Inc.	9,775	1,777,193

Automobile components—1.6%
Gentex Corp.	62,095	1,435,016
LCI Industries	13,610	1,622,584
Visteon Corp.	9,400	1,050,074
		4,107,674
Automobiles—0.7%
Thor Industries, Inc.[1]	24,918	1,969,519

Banks—5.9%
Banc of California, Inc.	62,589	1,172,292
Bank of Hawaii Corp.	18,786	1,493,675
BOK Financial Corp.	6,950	929,841
Columbia Banking System, Inc.	70,375	2,083,100
Commerce Bancshares, Inc.	33,650	1,750,810
First Financial Bankshares, Inc.	28,587	922,502
First Horizon Corp.	55,900	1,395,264
First Interstate BancSystem, Inc., Class A1	35,400	1,256,346
Glacier Bancorp, Inc.[1]	30,045	1,473,707
Southstate Bank Corp.	17,070	1,667,227
Western Alliance Bancorp	18,660	1,521,536
		15,666,300
Beverages—0.4%
National Beverage Corp.*	28,383	971,266

Biotechnology—0.3%
United Therapeutics Corp.*	1,260	719,901

Building products—2.2%
Armstrong World Industries, Inc.	10,018	1,706,967
Builders FirstSource, Inc.*	11,087	876,871
Owens Corning	9,594	1,183,324
Zurn Elkay Water Solutions Corp.	40,444	2,101,470
		5,868,632
Capital markets—2.7%
Artisan Partners Asset Management, Inc., Class A	30,200	1,130,688
Houlihan Lokey, Inc.	8,809	1,363,193
Invesco Ltd.	50,321	1,318,913
LPL Financial Holdings, Inc.	5,871	1,961,677
Virtus Investment Partners, Inc.	8,750	1,273,563
		7,048,034
Chemicals—2.8%
Element Solutions, Inc.	33,000	1,405,470
HB Fuller Co.	25,439	1,539,569
Ingevity Corp.*	15,700	1,196,183
Mosaic Co.	43,475	1,011,663

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Chemicals—(continued)
Olin Corp.	40,638	$1,157,370
Solstice Advanced Materials, Inc.	13,800	1,130,910
		7,441,165
Commercial services & supplies—0.5%
Brink's Co.	11,569	1,234,991

Communications equipment—0.6%
F5, Inc.*	5,037	1,631,484

Construction & engineering—1.1%
EMCOR Group, Inc.	825	735,628
Valmont Industries, Inc.	4,315	2,192,192
		2,927,820
Consumer finance—0.9%
Navient Corp.	48,972	452,501
SLM Corp.	88,453	2,041,495
		2,493,996
Consumer staples distribution & retail—2.2%
BJ's Wholesale Club Holdings, Inc.*	27,377	2,570,426
Casey's General Stores, Inc.	1,690	1,389,433
Dollar Tree, Inc.*	7,715	749,204
Performance Food Group Co.*	13,101	1,186,427
		5,895,490
Containers & packaging—2.3%
Avery Dennison Corp.	14,347	2,351,904
Crown Holdings, Inc.	11,848	1,164,777
Silgan Holdings, Inc.	20,855	845,670
Sonoco Products Co.[1]	34,675	1,732,363
		6,094,714
Distributors—0.5%
Pool Corp.	5,733	1,222,963

Diversified consumer services—0.3%
Stride, Inc.*,1	7,326	711,794

Diversified REITs—0.5%
WP Carey, Inc.	18,900	1,378,377

Electric utilities—0.9%
Evergy, Inc.	15,700	1,300,588
Pinnacle West Capital Corp.	10,750	1,114,990
		2,415,578
Electrical equipment—1.2%
Atkore, Inc.	8,665	677,170
Power Solutions International, Inc.*,1	12,263	898,510
Sensata Technologies Holding PLC	39,524	1,645,779
		3,221,459
Electronic equipment, instruments & components—4.8%
Arrow Electronics, Inc.*	19,068	3,581,542
Avnet, Inc.	29,363	2,422,741
Belden, Inc.	8,396	944,382
Flex Ltd.*	19,499	1,785,134
Littelfuse, Inc.	3,080	1,244,844

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Electronic equipment, instruments & components—(continued)
TD SYNNEX Corp.	6,398	$1,459,896
Zebra Technologies Corp., Class A*	5,974	1,351,677
		12,790,216
Energy equipment & services—2.4%
Cactus, Inc., Class A	13,218	736,507
Patterson-UTI Energy, Inc.	452,926	5,534,756
		6,271,263
Entertainment—1.0%
Cinemark Holdings, Inc.	43,717	1,290,526
Roku, Inc.*	11,730	1,367,249
		2,657,775
Financial services—2.1%
Essent Group Ltd.	20,008	1,210,884
Jack Henry & Associates, Inc.	20,455	3,144,956
Walker & Dunlop, Inc.	26,145	1,316,401
		5,672,241
Food products—0.3%
Post Holdings, Inc.*,1	7,935	831,191

Gas utilities—1.1%
National Fuel Gas Co.	11,900	1,004,122
UGI Corp.	53,600	1,934,424
		2,938,546
Ground transportation—1.8%
Knight-Swift Transportation Holdings, Inc.	22,871	1,484,328
Landstar System, Inc.	9,293	1,710,563
Ryder System, Inc.	6,459	1,639,100
		4,833,991
Health care equipment & supplies—2.3%
Envista Holdings Corp.*	72,355	1,876,889
Globus Medical, Inc., Class A*	15,600	1,406,808
Integer Holdings Corp.*	11,144	986,355
Lantheus Holdings, Inc.*,1	9,002	761,749
LivaNova PLC*	19,900	1,195,990
		6,227,791
Health care providers & services—2.2%
Acadia Healthcare Co., Inc.*,1	44,031	1,140,183
AMN Healthcare Services, Inc.*	29,767	609,331
CorVel Corp.*	14,447	830,125
DaVita, Inc.*	4,732	734,122
Encompass Health Corp.	8,336	833,600
Molina Healthcare, Inc.*	4,070	792,103
Tenet Healthcare Corp.*	5,710	1,011,355
		5,950,819
Hotels, restaurants & leisure—2.3%
Caesars Entertainment, Inc.*	115,356	3,206,897
Marriott Vacations Worldwide Corp.	14,800	1,065,748

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Hotels, restaurants & leisure—(continued)
Wynn Resorts Ltd.[1]	16,225	$1,737,859
		6,010,504
Household durables—1.7%
Mohawk Industries, Inc.*	26,937	2,843,470
Taylor Morrison Home Corp.*	19,097	1,159,952
TopBuild Corp.*,1	1,293	572,411
		4,575,833
Household products—0.5%
WD-40 Co.	6,385	1,340,595

Independent power and renewable electricity producers—0.3%
Talen Energy Corp.*	2,200	819,324

Industrial REITs—0.6%
First Industrial Realty Trust, Inc.	25,450	1,578,154

Insurance—4.2%
Assurant, Inc.	5,437	1,284,600
Everest Group Ltd.	4,584	1,635,388
First American Financial Corp.	41,116	2,883,465
Globe Life, Inc.	7,182	1,108,182
Lincoln National Corp.	30,900	1,168,329
RLI Corp.	24,478	1,267,226
W.R. Berkley Corp.	26,467	1,768,790
		11,115,980
IT services—0.8%
Amdocs Ltd.	19,394	1,254,210
Okta, Inc.*	13,157	969,013
		2,223,223
Leisure products—0.4%
Brunswick Corp.	12,520	994,714

Life sciences tools & services—1.4%
Avantor, Inc.*	186,215	1,508,341
Charles River Laboratories International, Inc.*	6,375	1,064,434
Revvity, Inc.	13,193	1,142,778
		3,715,553
Machinery—6.4%
Allison Transmission Holdings, Inc.	12,120	1,628,322
Graco, Inc.	20,892	1,677,001
ITT, Inc.	7,575	1,623,626
JBT Marel Corp.	8,593	1,014,833
Kadant, Inc.	4,896	1,435,165
Oshkosh Corp.	9,877	1,543,775
RBC Bearings, Inc.*	4,715	2,824,709
Terex Corp.	19,000	1,181,800
Timken Co.	16,296	1,807,063
Toro Co.	25,679	2,443,870
		17,180,164
Marine transportation—0.7%
Kirby Corp.*	12,165	1,831,319

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Media—0.4%
Nexstar Media Group, Inc.	5,536	$1,152,263

Metals & mining—1.7%
Alcoa Corp.	28,756	1,834,345
Commercial Metals Co.	22,258	1,534,912
Reliance, Inc.	3,120	1,131,000
		4,500,257
Mortgage real estate investment—0.9%
AGNC Investment Corp.[1]	109,700	1,208,894
Annaly Capital Management, Inc.	55,243	1,265,065
		2,473,959
Office REITs—0.9%
Highwoods Properties, Inc.	47,000	1,142,570
Kilroy Realty Corp.	38,400	1,277,184
		2,419,754
Oil, gas & consumable fuels—3.9%
Antero Resources Corp.*	28,257	1,109,370
California Resources Corp.	26,968	1,840,836
Chord Energy Corp.	11,900	1,732,640
Core Natural Resources, Inc.	9,052	812,326
DHT Holdings, Inc.	55,058	1,017,472
Murphy Oil Corp.	36,600	1,528,416
Permian Resources Corp., Class A	54,742	1,183,522
Scorpio Tankers, Inc.	15,202	1,236,378
		10,460,960
Passenger airlines—0.4%
SkyWest, Inc.*	12,150	997,758

Pharmaceuticals—1.4%
Jazz Pharmaceuticals PLC*	12,229	2,482,732
Prestige Consumer Healthcare, Inc.*	23,669	1,333,038
		3,815,770
Professional services—3.7%
Broadridge Financial Solutions, Inc.	6,203	955,138
CACI International, Inc., Class A*	6,591	3,424,288
Insperity, Inc.[1]	28,462	1,012,393
Korn Ferry	14,635	972,350
ManpowerGroup, Inc.	50,216	1,520,038
TransUnion	28,333	2,011,643
		9,895,850
Real estate management & development—0.6%
Cushman & Wakefield Ltd.*	114,872	1,612,803

Residential REITs—0.5%
Camden Property Trust	13,680	1,436,674

Retail REITs—0.6%
Federal Realty Investment Trust	14,623	1,621,691

Semiconductors & semiconductor equipment—6.8%
Axcelis Technologies, Inc.*	30,544	4,248,976
Diodes, Inc.*	14,875	1,593,856
Ichor Holdings Ltd.*	38,671	2,551,126

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Semiconductors & semiconductor equipment—(continued)
MKS, Inc.	7,646	$2,169,553
Onto Innovation, Inc.*	12,291	3,626,582
Qorvo, Inc.*	12,355	1,164,088
Skyworks Solutions, Inc.	17,182	1,205,661
Synaptics, Inc.*,1	17,935	1,678,537
		18,238,379
Software—1.5%
Docusign, Inc.*	21,540	990,624
JFrog Ltd.*	12,752	592,203
Progress Software Corp.*	25,000	696,250
Q2 Holdings, Inc.*	14,893	755,820
Teradata Corp.*	36,300	956,505
		3,991,402
Specialized REITs—1.1%
Gaming & Leisure Properties, Inc.	25,900	1,255,114
Lamar Advertising Co., Class A	12,690	1,749,190
		3,004,304
Specialty retail—3.1%
Academy Sports & Outdoors, Inc.	28,087	1,540,291
Bath & Body Works, Inc.	48,466	942,179
Murphy USA, Inc.	3,510	2,063,880
National Vision Holdings, Inc.*	40,500	940,410
Sally Beauty Holdings, Inc.*	64,337	912,299
Signet Jewelers Ltd.	12,055	1,073,257
Victoria's Secret & Co.*,1	16,538	857,164
		8,329,480
Textiles, apparel & luxury goods—1.8%
Capri Holdings Ltd.*	102,978	2,009,101
Carter's, Inc.	10,956	395,731
Kontoor Brands, Inc.[1]	14,645	1,074,357
PVH Corp.	15,496	1,416,954
		4,896,143
Trading companies & distributors—3.3%
Boise Cascade Co.	19,029	1,508,429
MSC Industrial Direct Co., Inc., Class A	14,355	1,468,086
Watsco, Inc.[1]	4,449	1,947,950
WESCO International, Inc.	11,239	3,923,759
		8,848,224
Total common stocks (cost—$217,448,565)		265,026,800

Short term investments—0.7%
Investment companies—0.7%
State Street Institutional U.S. Government Money Market Fund, 3.596%[2] (cost—$1,882,545)	1,882,545	1,882,545

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Investment of cash collateral from securities loaned—2.8%
Money market funds—2.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.626%[2] (cost—$7,451,821)	7,451,821	$7,451,821
Total Investments—102.8% (cost—$226,782,931)[3]		274,361,166
Liabilities in excess of other assets—(2.8)%		(7,457,903)
Net Assets—100.0%		$266,903,263

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$265,026,800	$—	$—	$265,026,800
Short-term investments	1,882,545	—	—	1,882,545
Investment of cash collateral from securities loaned	7,451,821	—	—	7,451,821
Total	$274,361,166	$—	$—	$274,361,166

For the period ended April 30, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rate shown reflects yield at April 30, 2026.
3	Includes $11,010,664 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $7,451,821 and non-cash collateral of $3,750,879.

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—99.6%
Aerospace & defense—2.5%
Astronics Corp.*	2,442	$174,359
Carpenter Technology Corp.	1,843	789,173
Ducommun, Inc.*	5,559	788,989
FTAI Aviation Ltd.	1,010	252,167
Intuitive Machines, Inc.*,1	39,306	996,407
Karman Holdings, Inc.*,1	13,863	942,407
Loar Holdings, Inc.*	14,768	828,780
Mercury Systems, Inc.*	6,783	535,246
Redwire Corp.*,1	19,956	183,396
Satellogic, Inc., Class A*	55,553	358,872
V2X, Inc.*	6,393	433,509
		6,283,305
Automobile components—0.1%
Dana, Inc.	7,316	266,668

Banks—0.5%
First Internet Bancorp	3,829	87,761
Live Oak Bancshares, Inc.	11,437	430,031
Popular, Inc.	5,287	794,795
		1,312,587
Beverages—0.6%
Vita Coco Co., Inc.*	21,020	1,387,110
Zevia PBC, Class A*,1	35,974	46,047
		1,433,157
Biotechnology—7.7%
Aduro Biotech, Inc.*,2,3	9,389	0
Akebia Therapeutics, Inc.*	36,441	50,289
Aldeyra Therapeutics, Inc.*,1	52,300	79,496
Alector, Inc.*	73,610	174,456
Arcturus Therapeutics Holdings, Inc.*,1	27,431	236,455
Arcus Biosciences, Inc.*	40,406	1,030,353
Arrowhead Pharmaceuticals, Inc.*	5,179	380,553
Atrium Therapeutics, Inc.*	4,478	57,184
Aurinia Pharmaceuticals, Inc.*	54,962	845,590
BioCryst Pharmaceuticals, Inc.*	68,231	624,996
Bridgebio Pharma, Inc.*	25,050	1,781,305
CareDx, Inc.*	26,922	560,247
Cogent Biosciences, Inc.*	10,356	370,641
Cytokinetics, Inc.*	4,990	319,210
Design Therapeutics, Inc.*	15,478	210,501
Exelixis, Inc.*	43,525	1,935,121
Foghorn Therapeutics, Inc.*,1	14,476	68,761
Gossamer Bio, Inc.*	145,404	53,480
Halozyme Therapeutics, Inc.*	24,702	1,572,529
Insmed, Inc.*	1,735	236,533
Ironwood Pharmaceuticals, Inc.*	107,812	444,725
MacroGenics, Inc.*	34,554	106,426
Madrigal Pharmaceuticals, Inc.*	895	463,064
Mirum Pharmaceuticals, Inc.*,1	3,186	310,030
Neurocrine Biosciences, Inc.*	14,054	1,850,490

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Biotechnology—(continued)
Novavax, Inc.*,1	12,118	$96,035
Organogenesis Holdings, Inc.*	43,800	102,930
Palvella Therapeutics, Inc.*	3,069	393,814
Praxis Precision Medicines, Inc.*	591	188,429
Protagonist Therapeutics, Inc.*	5,611	555,321
Prothena Corp. PLC*	17,450	192,997
Rezolute, Inc.*	31,606	101,139
Travere Therapeutics, Inc.*	48,184	2,029,510
Ultragenyx Pharmaceutical, Inc.*	46,199	1,140,653
UroGen Pharma Ltd.*,1	5,382	128,253
Vera Therapeutics, Inc.*	4,729	168,400
Vir Biotechnology, Inc.*	20,105	205,373
Xenon Pharmaceuticals, Inc.*	3,805	213,232
Zymeworks, Inc.*	9,828	270,663
		19,549,184
Broadline retail—0.6%
Etsy, Inc.*	23,157	1,489,921

Building products—1.7%
AAON, Inc.	11,442	1,067,653
Armstrong World Industries, Inc.	1,130	192,541
CSW Industrials, Inc.	5,562	1,619,654
Insteel Industries, Inc.	8,686	227,399
Simpson Manufacturing Co., Inc.	6,708	1,279,417
		4,386,664
Capital markets—2.6%
Acadian Asset Management, Inc.	18,900	1,272,915
Federated Hermes, Inc.	6,180	358,996
Marex Group PLC	23,883	1,274,158
Perella Weinberg Partners[1]	13,094	297,757
Piper Sandler Cos.	12,744	1,111,277
StoneX Group, Inc.*	11,921	1,263,984
WisdomTree, Inc.[1]	62,027	1,054,459
		6,633,546
Chemicals—0.1%
Solstice Advanced Materials, Inc.	3,717	304,608

Commercial services & supplies—1.4%
ACV Auctions, Inc., Class A*	121,331	629,708
Casella Waste Systems, Inc., Class A*	10,012	793,451
RB Global, Inc.	21,238	2,215,123
		3,638,282
Communications equipment—3.2%
ADTRAN Holdings, Inc.*	25,058	443,276
BK Technologies Corp.*	1,030	99,251
Ciena Corp.*	3,717	1,961,015
Inseego Corp.*,1	3,000	54,690
Lantronix, Inc.*	32,761	219,826
Lumentum Holdings, Inc.*	3,976	3,587,624
Ondas, Inc.*,1	16,792	168,592

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Communications equipment—(continued)
Viavi Solutions, Inc.*	29,339	$1,537,364
		8,071,638
Construction & engineering—6.3%
Argan, Inc.	5,394	3,613,872
Comfort Systems USA, Inc.	1,039	1,912,020
EMCOR Group, Inc.	3,058	2,726,727
Legence Corp., Class A*	6,097	530,195
MasTec, Inc.*	973	383,411
MYR Group, Inc.*	6,690	2,708,179
Primoris Services Corp.	12,715	2,303,322
Sterling Infrastructure, Inc.*	2,878	1,483,954
Tutor Perini Corp.	2,231	207,305
		15,868,985
Construction materials—0.6%
James Hardie Industries PLC*,1	73,066	1,533,655

Consumer finance—2.1%
Ally Financial, Inc.	36,426	1,616,950
Atlanticus Holdings Corp.*	2,772	220,124
Dave, Inc.*	7,799	2,121,250
LendingTree, Inc.*	11,142	552,532
NerdWallet, Inc., Class A*	32,250	349,590
Regional Management Corp.	2,648	98,903
SoFi Technologies, Inc.*	30,338	488,442
		5,447,791
Consumer staples distribution & retail—0.4%
Sprouts Farmers Market, Inc.*	11,965	979,335

Containers & packaging—0.1%
Ardagh Metal Packaging SA	71,894	276,792

Diversified consumer services—1.2%
Carriage Services, Inc.	607	29,804
Grand Canyon Education, Inc.*	15,426	2,608,074
Stride, Inc.*	4,159	404,088
		3,041,966
Diversified telecommunication services—0.4%
Bandwidth, Inc., Class A*	19,394	713,893
IDT Corp., Class B	6,095	305,664
		1,019,557
Electric utilities—0.0%†
Genie Energy Ltd., Class B	4,982	69,599

Electrical equipment—3.5%
Amprius Technologies, Inc.*	84,625	1,782,203
Babcock & Wilcox Enterprises, Inc.*	10,920	171,007
Bloom Energy Corp., Class A*	3,808	1,079,035
Enovix Corp.*,1	20,720	138,202
LSI Industries, Inc.	8,702	211,546
Nextpower, Inc., Class A*	14,864	1,770,748
Powell Industries, Inc.	7,212	1,999,671
Power Solutions International, Inc.*,1	856	62,719

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Electrical equipment—(continued)
Vicor Corp.*	5,695	$1,533,493
		8,748,624
Electronic equipment, instruments & components—4.8%
Advanced Energy Industries, Inc.	2,990	1,147,891
Cognex Corp.	28,525	1,583,423
Fabrinet*	1,466	1,001,967
Frequency Electronics, Inc.*,1	10,720	537,715
Insight Enterprises, Inc.*	8,567	624,534
Itron, Inc.*	14,287	1,197,251
Jabil, Inc.	6,955	2,347,243
LightPath Technologies, Inc., Class A*	104,425	1,337,684
Napco Security Technologies, Inc.	16,408	767,074
nLight, Inc.*	8,487	592,817
TTM Technologies, Inc.*	3,814	603,451
Vishay Intertechnology, Inc.	11,238	325,565
		12,066,615
Energy equipment & services—0.8%
DMC Global, Inc.*	6,200	38,316
Energy Services of America Corp.	16,540	281,180
National Energy Services Reunited Corp.*	16,811	419,267
Natural Gas Services Group, Inc.	13,928	566,730
Tidewater, Inc.*	8,418	751,980
		2,057,473
Entertainment—1.2%
CuriosityStream, Inc.	10,310	32,476
Madison Square Garden Entertainment Corp.*	19,116	1,279,243
Playtika Holding Corp.	45,911	167,805
Roku, Inc.*	13,618	1,587,314
		3,066,838
Financial services—0.7%
Marqeta, Inc., Class A*	173,905	754,748
Payoneer Global, Inc.*	142,400	709,152
Paysign, Inc.*	12,600	82,656
Priority Technology Holdings, Inc.*,1	22,574	116,933
		1,663,489
Food products—1.3%
Freshpet, Inc.*	25,994	1,751,476
Mama's Creations, Inc.*	106,181	1,506,708
		3,258,184
Ground transportation—1.1%
ArcBest Corp.	7,803	995,429
Knight-Swift Transportation Holdings, Inc.	13,363	867,259
Lyft, Inc., Class A*	4,441	62,840
Saia, Inc.*	472	211,843
U-Haul Holding Co.*,1	5,377	276,163

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Ground transportation—(continued)
Werner Enterprises, Inc.	8,988	$331,387
		2,744,921
Health care equipment & supplies—4.1%
Axogen, Inc.*	33,957	1,466,942
Beta Bionics, Inc.*,1	20,778	211,936
Bioventus, Inc., Class A*,1	6,400	63,168
Ceribell, Inc.*	10,676	215,228
Glaukos Corp.*	17,730	2,547,269
Inspire Medical Systems, Inc.*	5,403	303,324
Integer Holdings Corp.*	3,800	336,338
iRadimed Corp.	5,809	484,703
Lantheus Holdings, Inc.*	16,650	1,408,923
LeMaitre Vascular, Inc.	6,084	667,719
Novocure Ltd.*	52,709	801,704
OrthoPediatrics Corp.*	15,086	227,195
Owlet, Inc.*,1	11,071	54,691
RxSight, Inc.*	53,135	375,665
Sanara Medtech, Inc.*	56	1,064
Sight Sciences, Inc.*	18,093	74,000
Tandem Diabetes Care, Inc.*	54,909	1,072,098
Treace Medical Concepts, Inc.*	30,379	54,986
		10,366,953
Health care providers & services—4.5%
agilon health, Inc.*	15,601	436,048
Alignment Healthcare, Inc.*	20,740	467,480
Ardent Health, Inc.*	1,000	9,760
Astrana Health, Inc.*	20,758	708,678
Aveanna Healthcare Holdings, Inc.*	16,244	106,236
BrightSpring Health Services, Inc.*	5,027	241,145
Chemed Corp.	2,123	902,232
Ensign Group, Inc.	12,554	2,343,706
GeneDx Holdings Corp.*	4,090	257,220
Guardant Health, Inc.*	11,182	973,729
Hinge Health, Inc., Class A*	3,946	175,992
Molina Healthcare, Inc.*	1,898	369,389
Omada Health, Inc.*	7,924	115,532
Option Care Health, Inc.*	35,359	718,848
Pennant Group, Inc.*	37,481	1,173,905
Privia Health Group, Inc.*	95,031	2,361,520
		11,361,420
Health care technology—0.3%
Doximity, Inc., Class A*	28,003	684,393
HealthStream, Inc.	3,540	73,491
		757,884
Hotels, restaurants & leisure—4.1%
Brinker International, Inc.*	195	29,687
Cava Group, Inc.*	11,460	1,070,479
DraftKings, Inc., Class A*	10,423	243,064

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Hotels, restaurants & leisure—(continued)
Dutch Bros, Inc., Class A*	18,729	$1,077,105
First Watch Restaurant Group, Inc.*	92,046	1,207,643
Lindblad Expeditions Holdings, Inc.*	53,647	994,079
Monarch Casino & Resort, Inc.	4,423	524,966
Rush Street Interactive, Inc.*	116,985	3,287,278
Super Group SGHC Ltd.	77,036	998,387
Target Hospitality Corp.*	12,097	175,890
Wingstop, Inc.[1]	4,593	753,528
		10,362,106
Household durables—1.7%
Cavco Industries, Inc.*	2,557	1,296,399
Installed Building Products, Inc.	902	260,272
SharkNinja, Inc.*	12,775	1,475,896
Sonos, Inc.*	77,580	1,150,511
		4,183,078
Household products—0.3%
WD-40 Co.	3,503	735,490

Insurance—2.8%
American Coastal Insurance Corp.	3,924	46,696
Crawford & Co., Class A	1,158	12,437
Everest Group Ltd.	3,020	1,077,415
Goosehead Insurance, Inc., Class A*	11,203	501,782
HCI Group, Inc.	2,505	384,693
Heritage Insurance Holdings, Inc.*	11,420	334,834
Hippo Holdings, Inc.*	9,793	257,850
Kinsale Capital Group, Inc.	6,232	2,016,738
Neptune Insurance Holdings, Inc., Class A*,1	1,000	25,130
Oscar Health, Inc., Class A*	62,960	1,162,242
Root, Inc., Class A*	855	46,580
Selectquote, Inc.*	9,000	8,278
Slide Insurance Holdings, Inc.*	13,435	250,563
Trupanion, Inc.*,1	460	11,035
TWFG, Inc.*	32,135	597,068
Universal Insurance Holdings, Inc.	9,933	393,645
		7,126,986
Interactive media & services—0.8%
EverQuote, Inc., Class A*	19,410	279,892
Grindr, Inc.*,1	25,753	344,318
MediaAlpha, Inc., Class A*	36,322	309,100
QuinStreet, Inc.*	45,045	574,774
Travelzoo*,1	8,380	82,040
Yelp, Inc.*	5,233	144,431
ZipRecruiter, Inc., Class A*	78,100	228,052
		1,962,607
IT services—1.7%
Commerce.com, Inc.*	16,892	47,804
Crexendo, Inc.*	6,600	43,164

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
IT services—(continued)
DigitalOcean Holdings, Inc.*	30,343	$2,925,975
Globant SA*	14,859	612,637
Grid Dynamics Holdings, Inc.*	92,404	525,779
Unisys Corp.*	32,493	84,807
VTEX, Class A*,1	34,666	130,344
		4,370,510
Leisure products—0.2%
Latham Group, Inc.*	37,344	226,678
Peloton Interactive, Inc., Class A*	43,556	237,380
		464,058
Life sciences tools & services—3.1%
10X Genomics, Inc., Class A*,1	57,205	1,261,370
Bio-Techne Corp.	20,307	1,123,383
Codexis, Inc.*,1	66,004	186,131
Ginkgo Bioworks Holdings, Inc.*,1	7,643	64,660
Medpace Holdings, Inc.*	5,165	2,162,379
Mesa Laboratories, Inc.	4,169	416,900
OmniAb, Inc.*	8,700	12,093
Repligen Corp.*	11,805	1,396,650
Sotera Health Co.*	17,064	265,516
Stevanato Group SpA	58,393	992,681
		7,881,763
Machinery—3.4%
CECO Environmental Corp.*	13,116	972,420
Energy Recovery, Inc.*	21,737	240,628
ESCO Technologies, Inc.	2,868	929,089
FreightCar America, Inc.*	10,368	85,432
Gorman-Rupp Co.	6,508	492,916
Graham Corp.*	15,543	1,479,694
Helios Technologies, Inc.	2,473	169,153
Hillman Solutions Corp.*	117,529	959,037
Kadant, Inc.[1]	6,618	1,939,934
Kennametal, Inc.	13,677	529,437
Perma-Pipe International Holdings, Inc.*	12,996	425,359
Symbotic, Inc.*,1	1,986	117,373
Timken Co.	1,925	213,463
		8,553,935
Media—0.3%
DoubleVerify Holdings, Inc.*	57,584	634,576
MNTN, Inc., Class A*	7,194	67,839
		702,415
Metals & mining—0.3%
U.S. Antimony Corp.*,1	73,239	879,600

Mortgage real estate investment—0.0%†
Angel Oak Mortgage REIT, Inc.	7,000	63,490

Oil, gas & consumable fuels—0.2%
PrimeEnergy Resources Corp.*	1,305	289,175

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Oil, gas & consumable fuels—(continued)
World Kinect Corp.	5,010	$135,120
		424,295
Paper & forest products—0.1%
Sylvamo Corp.	5,662	241,937

Personal care products—0.1%
Herbalife Ltd.*	1,226	20,352
Nature's Sunshine Products, Inc.*	9,173	249,139
SkinHealth Systems, Inc.*	4,629	3,942
		273,433
Pharmaceuticals—1.6%
Arvinas, Inc.*	14,107	139,659
Axsome Therapeutics, Inc.*	1,811	376,235
BioAge Labs, Inc.*	3,521	59,329
Biote Corp., Class A*,1	4,500	9,990
Corcept Therapeutics, Inc.*	11,503	535,119
LB Pharmaceuticals, Inc.*,1	15,145	480,248
LENZ Therapeutics, Inc.*,1	8,766	78,719
Ligand Pharmaceuticals, Inc.*	5,195	1,191,993
Maze Therapeutics, Inc.*	4,391	116,713
Nektar Therapeutics*	1,318	112,083
Ocular Therapeutix, Inc.*,1	52,943	496,076
Phibro Animal Health Corp., Class A	6,790	361,092
SIGA Technologies, Inc.	8,950	41,170
Tarsus Pharmaceuticals, Inc.*	2,793	177,663
		4,176,089
Professional services—3.2%
Barrett Business Services, Inc.	36,326	1,145,359
CRA International, Inc.	2,291	360,764
Exponent, Inc.	20,273	1,356,061
Franklin Covey Co.*	6,871	145,665
Insperity, Inc.	34,710	1,234,635
Kforce, Inc.	14,393	650,707
Paylocity Holding Corp.*	14,166	1,494,371
Planet Labs PBC*	25,367	937,818
Spire Global, Inc.*	9,863	175,857
TriNet Group, Inc.	12,429	569,000
		8,070,237
Real estate management & development—0.5%
Compass, Inc., Class A*	106,708	807,779
eXp World Holdings, Inc.	41,537	258,360
Real Brokerage, Inc.*	98,567	206,991
		1,273,130
Retail REITs—0.2%
Alexander's, Inc.	300	75,588
Tanger, Inc.	14,644	543,000
		618,588

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Semiconductors & semiconductor equipment—7.6%
ACM Research, Inc., Class A*	1,424	$73,607
Alpha & Omega Semiconductor Ltd.*	5,138	223,143
Ambarella, Inc.*	20,748	1,427,462
Astera Labs, Inc.*	1,714	333,784
Axcelis Technologies, Inc.*	1,653	229,949
AXT, Inc.*	3,001	237,739
Credo Technology Group Holding Ltd.*	5,131	892,845
Diodes, Inc.*	16,613	1,780,083
FormFactor, Inc.*	2,658	361,302
Ichor Holdings Ltd.*	22,234	1,466,777
Impinj, Inc.*	5,416	784,887
Kopin Corp.*	298,769	1,332,510
Kulicke & Soffa Industries, Inc.	15,334	1,311,057
Onto Innovation, Inc.*	4,819	1,421,894
Power Integrations, Inc.	24,465	1,778,850
Silicon Motion Technology Corp., ADR	6,432	1,407,193
SiTime Corp.*	3,406	1,914,683
SolarEdge Technologies, Inc.*,1	5,395	231,230
Tower Semiconductor Ltd.*	3,514	776,770
Ultra Clean Holdings, Inc.*	17,570	1,373,095
		19,358,860
Software—8.0%
Agilysys, Inc.*	9,807	628,236
Alarm.com Holdings, Inc.*	24,643	1,094,396
Amplitude, Inc., Class A*	37,169	264,272
Appfolio, Inc., Class A*	9,100	1,520,519
Appian Corp., Class A*	22,788	473,762
Arteris, Inc.*	11,480	332,461
Asana, Inc., Class A*	70,824	447,608
AudioEye, Inc.*,1	7,650	54,774
Blend Labs, Inc., Class A*	191,218	279,178
C3.ai, Inc., Class A*,1	27,345	241,456
CCC Intelligent Solutions Holdings, Inc.*	199,347	1,044,578
Clear Secure, Inc., Class A	4,387	234,222
Commvault Systems, Inc.*	760	75,149
Core Scientific, Inc.*	30,409	608,180
CS Disco, Inc.*	4,308	18,654
Descartes Systems Group, Inc.*	21,136	1,524,117
Docusign, Inc.*	6,651	305,879
Domo, Inc., Class B*,1	53,996	192,226
Dropbox, Inc., Class A*	50,298	1,221,738
Guidewire Software, Inc.*	6,561	907,977
InterDigital, Inc.[1]	4,910	1,456,110
Manhattan Associates, Inc.*	9,424	1,299,475
Netskope, Inc., Class A*	43,551	433,768
Nutanix, Inc., Class A*	14,170	579,411
OneSpan, Inc.	24,493	283,629
Ooma, Inc.*	11,513	187,892
Pegasystems, Inc.	16,818	614,698

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Software—(continued)
Red Violet, Inc.*	7,863	$294,312
Rimini Street, Inc.*,1	14,434	49,220
RingCentral, Inc., Class A	14,105	567,303
SPS Commerce, Inc.*	16,822	944,051
Telos Corp.*	6,589	28,135
Varonis Systems, Inc.*	13,148	345,792
Weave Communications, Inc.*	49,215	241,646
Workiva, Inc.*	25,460	1,361,601
		20,156,425
Specialty retail—3.1%
Arhaus, Inc.	37,194	275,235
Arko Corp.	4,311	28,453
Citi Trends, Inc.*	2,682	130,640
Envela Corp.*	1,542	27,155
Five Below, Inc.*	18,218	4,293,254
Floor & Decor Holdings, Inc., Class A*	26,503	1,282,745
Genesco, Inc.*	8,588	304,788
Petco Health & Wellness Co., Inc.*	5,200	14,768
RealReal, Inc.*	7,058	83,920
RH*	2,711	357,743
Stitch Fix, Inc., Class A*	30,900	112,476
Wayfair, Inc., Class A*	14,162	905,377
		7,816,554
Textiles, apparel & luxury goods—0.6%
Figs, Inc., Class A*	106,612	1,594,916

Trading companies & distributors—1.3%
Alta Equipment Group, Inc.[1]	1,000	7,750
Global Industrial Co.	7,116	235,611
Karat Packaging, Inc.	4,488	128,761
NPK International, Inc.*	111,680	1,825,968
Transcat, Inc.*	13,826	1,052,158
		3,250,248
Total common stocks (cost—$218,344,755)		252,240,391

Short term investments—0.8%
Investment companies—0.8%
State Street Institutional U.S. Government Money Market Fund, 3.596%[4] (cost—$1,972,717)	1,972,717	1,972,717

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Investment of cash collateral from securities loaned—2.2%
Money market funds—2.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.626%[4] (cost—$5,651,188)	5,651,188	$5,651,188
Total Investments—102.6% (cost—$225,968,660)[5]		259,864,296
Liabilities in excess of other assets—(2.6)%		(6,621,874)
Net Assets—100.0%		$253,242,422

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$252,240,391	$—	$0	$252,240,391
Short-term investments	1,972,717	—	—	1,972,717
Investment of cash collateral from securities loaned	5,651,188	—	—	5,651,188
Total	$259,864,296	$—	$0	$259,864,296

For the period ended April 30, 2026, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Portfolio.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
3	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
4	Rate shown reflects yield at April 30, 2026.
5	Includes $9,309,795 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $5,651,188 and non-cash collateral of $3,734,442.

PACE International Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—111.8%
Australia—4.7%
ASX Ltd.[1]	23,609	$1,034,446
Aurizon Holdings Ltd.	1,472,768	4,449,260
BHP Group Ltd.[1,2]	90,241	3,571,679
Coles Group Ltd.[1]	165,780	2,642,201
Computershare Ltd.[2]	131,215	2,882,687
CSL Ltd.[1]	37,837	3,415,189
Evolution Mining Ltd.	15,983	141,308
Fortescue Ltd.[1,2]	378,737	5,458,763
Macquarie Group Ltd.[2]	7,138	1,226,253
QBE Insurance Group Ltd.	11,842	191,815
Rio Tinto PLC[2]	28,787	2,899,901
Santos Ltd.	76,958	443,385
South32 Ltd.	1,044,827	3,096,394
Stockland[2]	53,311	156,345
Woolworths Group Ltd.[1,2]	120,248	2,985,817
		34,595,443
Austria—0.7%
ANDRITZ AG	44,218	3,757,231
Verbund AG	14,147	1,067,437
		4,824,668
Belgium—0.2%
UCB SA *,1	4,331	1,179,294

Canada—2.1%
Brookfield Renewable Corp.[1]	150,928	5,472,649
Canadian Pacific Kansas City Ltd.	68,322	5,941,281
Constellation Software, Inc.	2,333	4,248,968
		15,662,898
China—3.2%
Alibaba Group Holding Ltd., ADR[1]	22,225	2,931,033
BOC Hong Kong Holdings Ltd.	477,000	2,743,794
KE Holdings, Inc., ADR[1]	193,086	3,307,563
Prosus NV1	127,126	6,154,546
SITC International Holdings Co. Ltd.	451,000	1,888,324
Wilmar International Ltd.	823,800	2,349,785
Wuxi Biologics Cayman, Inc.*,3	785,690	3,357,054
Yangzijiang Shipbuilding Holdings Ltd.	221,600	755,759
		23,487,858
Denmark—2.1%
Coloplast AS, Class B	53,168	3,284,382
Genmab AS*	22,572	5,976,534
Novo Nordisk AS, Class B2	25,811	1,097,895
Pandora AS2	17,783	1,353,268
Vestas Wind Systems AS	125,345	3,854,282
		15,566,361
Finland—2.2%
Metso OYJ[1]	36,052	622,773
Neste OYJ	110,376	3,812,691
Nordea Bank Abp	321,534	6,046,410

PACE International Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Finland—(continued)
Sampo OYJ, Class A2	71,900	$747,130
UPM-Kymmene OYJ[1]	171,431	5,136,559
		16,365,563
France—8.8%
Air Liquide SA2	6,220	1,338,172
Airbus SE1	24,370	5,024,104
AXA SA2	18,299	882,109
BNP Paribas SA	55,160	5,792,983
Bouygues SA1	93,241	5,514,249
Capgemini SE	40,496	4,924,974
Carrefour SA	205,957	4,105,929
Cie de Saint-Gobain SA1	3,571	327,174
Credit Agricole SA	14,714	287,395
Edenred SE	20,597	515,832
Eiffage SA	11,537	1,860,091
Engie SA2	22,635	746,107
Hermes International SCA[2]	541	1,034,988
Kering SA	6,075	1,671,313
Klepierre SA2	22,138	896,948
LVMH Moet Hennessy Louis Vuitton SE2	2,602	1,390,012
Pernod Ricard SA	72,946	5,422,942
Renault SA2	41,473	1,456,913
Safran SA	34,101	10,950,259
Thales SA	3,101	851,960
TotalEnergies SE2	12,497	1,161,890
Unibail-Rodamco-Westfield*,2	4,818	584,941
Vinci SA	54,977	8,313,745
		65,055,030
Germany—6.9%
Allianz SE, Registered Shares	17,828	8,142,624
Aumovio SE*,2	15,885	688,908
Daimler Truck Holding AG	16,925	853,661
Deutsche Bank AG, Registered Shares	17,220	535,009
Deutsche Post AG2	187,855	11,123,685
Deutsche Telekom AG, Registered Shares[2]	154,152	4,979,208
Evonik Industries AG	215,379	4,454,724
Hannover Rueck SE2	5,590	1,689,035
Infineon Technologies AG	49,090	3,301,560
Knorr-Bremse AG	3,938	459,300
Mercedes-Benz Group AG2	7,320	426,684
Merck KGaA	47,023	6,088,870
MTU Aero Engines AG	3,722	1,276,483
Rheinmetall AG	245	390,728
SAP SE2	2,245	376,920
Scout24 SE2,3	2,095	174,435
Siemens Energy AG	7,934	1,681,387
Talanx AG2	21,871	2,850,671

PACE International Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Germany—(continued)
Zalando SE*,2,3	37,668	$930,396
		50,424,288
Hong Kong—1.8%
AIA Group Ltd.	715,288	7,852,978
HKT Trust & HKT Ltd.	1,259,000	2,042,287
Hong Kong Exchanges & Clearing Ltd.[2]	12,800	681,763
Swire Pacific Ltd., Class A	74,000	804,897
Techtronic Industries Co. Ltd.	88,000	1,275,973
Wharf Real Estate Investment Co. Ltd.[2]	117,000	366,385
		13,024,283
Indonesia—0.4%
Jardine Matheson Holdings Ltd.	45,700	3,115,473

Israel—1.7%
Bank Hapoalim BM	157,209	4,217,922
Bank Leumi Le-Israel BM	135,972	3,442,083
Israel Discount Bank Ltd., Class A	385,042	4,283,535
Mizrahi Tefahot Bank Ltd.	2,703	212,546
Nova Ltd.*	1,078	538,285
		12,694,371
Italy—5.9%
Coca-Cola HBC AG, Class DI2	33,584	1,958,918
Enel SpA[2]	812,876	9,490,883
Eni SpA	103,869	2,937,042
Ferrari NV2	1,040	359,893
FinecoBank Banca Fineco SpA	198,095	4,917,831
Intesa Sanpaolo SpA	626,323	4,255,382
Leonardo SpA	22,885	1,429,071
Prysmian SpA	5,458	830,211
Recordati Industria Chimica e Farmaceutica SpA[1]	25,228	1,473,004
Ryanair Holdings PLC, ADR	70,850	3,871,952
Snam SpA[1]	841,096	6,632,393
UniCredit SpA	72,299	5,587,438
		43,744,018
Japan—26.3%
Advantest Corp.[2]	23,400	4,369,214
Aeon Co. Ltd.	56,500	544,405
Aisin Corp.[2]	42,800	678,697
Ajinomoto Co., Inc.[2]	37,000	1,189,195
ANA Holdings, Inc.[2]	57,400	953,884
Asahi Kasei Corp.[2]	99,900	983,000
Asics Corp.[1,2]	63,800	1,811,768
Bandai Namco Holdings, Inc.[2]	30,900	709,319
Central Japan Railway Co.[2]	14,100	338,266
Chugai Pharmaceutical Co. Ltd.	82,800	4,415,671
Daifuku Co. Ltd.[1]	15,500	677,686
Daiichi Sankyo Co. Ltd.	153,400	2,491,842
Daikin Industries Ltd.	22,900	3,235,660

PACE International Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Japan—(continued)
Daiwa House Industry Co. Ltd.[2]	26,100	$796,336
Disco Corp.	5,100	2,426,490
ENEOS Holdings, Inc.	269,500	2,263,391
FANUC Corp.	146,537	6,472,989
FUJIFILM Holdings Corp.[1]	341,500	6,284,838
Fujikura Ltd.	9,600	370,397
Fujitsu Ltd.	212,000	4,255,125
Hitachi Ltd.	150,800	4,795,191
Honda Motor Co. Ltd.	182,100	1,477,638
Hulic Co. Ltd.[2]	38,800	437,605
Idemitsu Kosan Co. Ltd.	195,900	1,676,185
Inpex Corp.[2]	40,900	1,066,270
Isuzu Motors Ltd.[1,2]	64,600	890,092
Japan Airlines Co. Ltd.[2]	51,800	814,600
Japan Post Bank Co. Ltd.	76,800	1,317,909
Japan Tobacco, Inc.[2]	25,000	931,368
Kansai Electric Power Co., Inc.	237,300	3,801,583
Kao Corp.[2]	50,500	1,881,825
KDDI Corp.[1]	351,800	5,757,040
Keyence Corp.2	16,618	7,622,110
Kioxia Holdings Corp.*,2	3,800	919,443
Komatsu Ltd.[1]	72,100	3,087,178
Konami Group Corp.[2]	18,900	2,269,383
Kyocera Corp.[2]	65,500	1,138,126
Kyowa Kirin Co. Ltd.[1]	25,500	384,180
M3, Inc.[2]	81,600	786,008
Makita Corp.	53,700	1,994,040
MatsukiyoCocokara & Co.	30,900	450,206
Minebea Mitsumi, Inc.	205,900	4,116,571
Mitsubishi Electric Corp.	206,900	8,303,099
Mitsubishi Heavy Industries Ltd.	87,000	2,596,591
Mitsubishi UFJ Financial Group, Inc.	88,000	1,580,730
Mitsui Fudosan Co. Ltd.[2]	364,500	3,992,013
MS&AD Insurance Group Holdings, Inc.[2]	64,000	1,645,700
Murata Manufacturing Co. Ltd.[2]	65,000	2,155,675
NEC Corp.[2]	85,200	2,266,321
Nintendo Co. Ltd.[2]	36,700	1,795,323
Nitto Denko Corp.[1]	120,200	2,286,235
Obayashi Corp.	137,100	3,223,312
Osaka Gas Co. Ltd.	11,300	406,048
Otsuka Holdings Co. Ltd.	91,400	6,661,429
Panasonic Holdings Corp.	474,600	9,708,325
Recruit Holdings Co. Ltd.[2]	164,960	7,641,766
Renesas Electronics Corp.	145,700	2,946,439
Resona Holdings, Inc.	15,800	197,621
Sanrio Co. Ltd.[2]	130,000	757,589
SCREEN Holdings Co. Ltd.[1]	12,200	808,873
Secom Co. Ltd.	94,900	3,455,283
Seibu Holdings, Inc.[2]	41,600	978,951

PACE International Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Japan—(continued)
Shimizu Corp.	171,100	$3,305,668
Shin-Etsu Chemical Co. Ltd.	88,200	4,060,920
SoftBank Group Corp.[2]	42,000	1,434,670
Sompo Holdings, Inc.	100,000	3,721,540
Sony Group Corp.[2]	447,600	8,967,813
Sumitomo Electric Industries Ltd.[2]	14,800	974,346
Sumitomo Mitsui Financial Group, Inc.	98,600	3,481,472
Sumitomo Mitsui Trust Group, Inc.	43,200	1,444,320
Suzuki Motor Corp.	230,034	2,572,569
TDK Corp.[2]	262,400	4,797,826
Tokyo Electron Ltd.	7,300	2,151,183
		193,202,374
Luxembourg—0.0%†
Eurofins Scientific SE1	2,399	166,760

Netherlands—5.7%
Adyen NV*,1,2,3	4,235	4,779,008
Argenx SE*	1,193	935,584
Argenx SE*	108	84,697
ASM International NV	3,019	2,953,414
ASML Holding NV2	7,081	10,235,908
ASML Holding NV, NY Reg Shares	4,650	6,691,303
BE Semiconductor Industries NV1	8,484	2,481,693
EXOR NV	29,990	2,352,517
Heineken NV2	2,805	218,369
Koninklijke Ahold Delhaize NV2	92,618	4,344,558
Koninklijke Philips NV1	156,442	4,126,591
NN Group NV1	4,336	379,547
Universal Music Group NV1	78,844	1,653,169
Wolters Kluwer NV2	5,935	463,199
		41,699,557
New Zealand—0.1%
Contact Energy Ltd.	30,370	170,693
Meridian Energy Ltd.	73,565	246,976
		417,669
Nigeria—0.2%
Airtel Africa PLC[3]	357,822	1,728,145

Norway—1.1%
Equinor ASA[2]	6,730	273,892
Gjensidige Forsikring ASA	19,014	534,124
Norsk Hydro ASA	469,204	5,194,761
Telenor ASA	136,433	2,248,896
		8,251,673
Portugal—0.0%†
Galp Energia SGPS SA	7,349	171,893

Singapore—4.4%
CapitaLand Ascendas REIT	291,600	573,130
DBS Group Holdings Ltd.	265,255	12,231,085
Grab Holdings Ltd., Class A*,1	33,010	126,098

PACE International Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Singapore—(continued)
Oversea-Chinese Banking Corp. Ltd.	178,000	$3,070,963
Sea Ltd., ADR*	58,555	4,970,148
Singapore Exchange Ltd.	130,900	2,238,225
Singapore Technologies Engineering Ltd.	28,500	241,523
United Overseas Bank Ltd.	311,298	8,865,474
		32,316,646
South Africa—0.3%
Anglo American PLC	32,735	1,619,889
Valterra Platinum Ltd.[1]	3,803	308,967
		1,928,856
South Korea—0.0%†
Delivery Hero SE *,3	10,948	266,454

Spain—4.2%
Acciona SA1	5,397	1,570,972
Banco Bilbao Vizcaya Argentaria SA	192,565	4,252,297
Banco Santander SA1	879,414	10,730,887
CaixaBank SA	48,635	619,043
Cellnex Telecom SA*,1,3	137,318	4,622,482
EDP Renovaveis SA*,1	83,199	1,391,151
Endesa SA1	39,701	1,780,537
Grifols SA1	99,900	1,053,352
Iberdrola SA1,2	128,959	3,023,342
Industria de Diseno Textil SA2	29,586	1,770,741
Naturgy Energy Group SA	4,134	130,075
		30,944,879
Sweden—1.6%
AddTech AB, Class B1	6,448	236,809
Assa Abloy AB, Class B1	119,610	4,603,513
Epiroc AB, Class A1	12,492	360,637
Swedish Orphan Biovitrum AB*,1	53,213	2,496,386
Tele2 AB, Class B	13,759	282,119
Telefonaktiebolaget LM Ericsson, Class B2	90,791	1,083,046
Volvo AB, Class B	71,962	2,508,360
		11,570,870
Switzerland—3.0%
ABB Ltd., Registered Shares	85,973	8,695,280
Avolta AG2	7,283	402,484
Cie Financiere Richemont SA, Class A2	7,791	1,495,228
Galderma Group AG1	28,132	5,901,906
Partners Group Holding AG2	432	469,672
Schindler Holding AG	786	274,800
Sika AG, Registered Shares[2]	2,383	439,583
Temenos AG, Registered Shares	43,013	4,079,503
		21,758,456
Taiwan—1.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	23,133	9,162,056

PACE International Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United Kingdom—13.4%
3i Group PLC[2]	89,210	$3,102,521
Associated British Foods PLC[1]	217,173	5,407,932
AstraZeneca PLC	38,813	7,363,688
BAE Systems PLC	114,563	3,186,403
Barclays PLC[2]	154,427	907,708
British American Tobacco PLC[2]	90,182	5,311,251
Centrica PLC	1,779,522	5,197,524
CK Hutchison Holdings Ltd.	894,000	7,465,066
Entain PLC[2]	127,163	938,587
GSK PLC[2]	278,582	7,303,715
Halma PLC[2]	23,171	1,394,376
HSBC Holdings PLC	440,429	8,103,812
Imperial Brands PLC[2]	23,849	906,086
JD Sports Fashion PLC[2]	859,421	788,953
Lloyds Banking Group PLC	7,616,973	10,353,766
London Stock Exchange Group PLC[2]	49,206	6,384,807
Marks & Spencer Group PLC[1]	389,023	1,750,198
National Grid PLC[2]	46,645	834,973
NatWest Group PLC	488,290	3,894,538
Next PLC[2]	4,201	741,428
Rolls-Royce Holdings PLC	218,060	3,508,925
SSE PLC	127,349	4,559,650
United Utilities Group PLC	156,350	3,100,763
Vodafone Group PLC[2]	2,154,945	3,428,830
Wise PLC, Class A*,1	21,080	301,472
WPP PLC[1]	642,839	2,327,443
		98,564,415
United States—9.6%
AP Moller - Maersk AS, Class B2	227	538,948
BeOne Medicines Ltd., ADR*	16,888	4,986,520
BP PLC[2]	672,644	5,324,536
Experian PLC[2]	11,465	419,493
Haleon PLC	550,981	2,544,358
Holcim AG2	1,759	163,457
Lululemon Athletica, Inc.*	19,673	2,708,972
Nestle SA, Registered Shares[2]	149,689	15,154,461
Novartis AG, Registered Shares	28,555	4,220,134
Roche Holding AG2	17,259	7,033,040
Sanofi SA1,2	103,627	9,697,047
Shell PLC[2]	220,318	10,017,148
Spotify Technology SA*	2,306	1,029,744
Swiss Re AG2	2,273	366,155
Waste Connections, Inc.	40,673	6,699,657
		70,903,670
Total common stocks (cost—$629,174,253)		822,793,921

PACE International Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of Warrants	Value
Warrant—0.0%
Canada—0.0%
Constellation Software, Inc. expires 03/31/40*,1,4,5 (cost—$0)	2,948	$0

	Number of shares
Short-term investments—0.5%
Investment companies—0.5%
State Street Institutional U.S. Government Money Market Fund, 3.596%[6] (cost—$3,796,753)	3,796,753	3,796,753

Investment of cash collateral from securities loaned—12.8%
Money market funds—12.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.626%[6] (cost—$94,129,371)	94,129,371	94,129,371
Total investments before investments sold short—125.1% (Cost—$727,100,377)		920,720,045

Investments sold short—(13.7)%
Common stocks—(13.7)%
Australia—(1.3)%
Cochlear Ltd.	(8,886)	(604,614)
Commonwealth Bank of Australia	(9,938)	(1,251,757)
CSL Ltd.	(10,854)	(979,688)
Medibank Pvt Ltd.	(19,948)	(67,830)
Qantas Airways Ltd.	(483,633)	(2,957,121)
Washington H Soul Pattinson & Co. Ltd.	(114,762)	(3,499,546)
		(9,360,556)
Belgium—(0.3)%
D’ieteren Group	(7,368)	(1,522,533)
Syensqo SA	(14,397)	(955,085)
		(2,477,618)
Czech Republic—(0.1)%
CSG NV	(32,188)	(697,111)

Denmark—(0.1)%
Novonesis Novozymes B, Class B	(9,403)	(577,774)
Tryg AS	(6,810)	(163,635)
		(741,409)
Finland—(0.1)%
Kesko OYJ, Class B	(28,150)	(693,817)

France—(0.4)%
Aeroports de Paris SA	(7,167)	(870,243)
BioMerieux	(8,476)	(715,247)

PACE International Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
France—(continued)
Cie Generale des Etablissements Michelin SCA	(4,867)	$(176,312)
Dassault Systemes SE	(17,734)	(399,611)
Rexel SA	(5,318)	(224,915)
Societe Generale SA	(5,396)	(434,378)
Sodexo SA	(10,355)	(526,692)
		(3,347,398)
Germany—(0.7)%
BASF SE	(6,119)	(392,452)
Beiersdorf AG	(11,397)	(944,807)
Brenntag SE	(12,160)	(885,551)
CTS Eventim AG & Co. KGaA	(20,106)	(1,327,070)
Deutsche Boerse AG	(3,359)	(1,030,534)
Deutsche Lufthansa AG, Registered Shares	(52,488)	(449,740)
		(5,030,154)
Hong Kong—(0.3)%
Henderson Land Development Co. Ltd.	(42,000)	(166,014)
Sino Land Co. Ltd.	(1,138,021)	(1,824,895)
		(1,990,909)
Ireland—(0.1)%
Kerry Group PLC, Class A	(9,511)	(806,041)

Italy—(0.5)%
BPER Banca SpA	(129,715)	(1,914,824)
DiaSorin SpA	(7,368)	(502,683)
Moncler SpA	(18,660)	(1,126,534)
Poste Italiane SpA	(6,512)	(172,854)
		(3,716,895)
Ivory Coast—(0.1)%
Endeavour Mining PLC	(7,523)	(454,064)

Japan—(4.5)%
Daikin Industries Ltd.	(9,700)	(1,370,563)
Daito Trust Construction Co. Ltd.	(67,800)	(1,525,027)
Daiwa Securities Group, Inc.	(19,600)	(184,492)
FUJIFILM Holdings Corp.	(231,400)	(4,258,599)
Hikari Tsushin, Inc.	(2,300)	(558,523)
Honda Motor Co. Ltd.	(45,800)	(371,641)
Ibiden Co. Ltd.	(9,800)	(838,195)
Kawasaki Heavy Industries Ltd.	(31,500)	(647,590)
MEIJI Holdings Co. Ltd.	(23,400)	(555,396)
Mitsubishi HC Capital, Inc.	(25,100)	(227,986)
NIDEC Corp.	(21,400)	(329,641)
Nissan Motor Co. Ltd.	(239,600)	(548,209)
Nissin Foods Holdings Co. Ltd.	(65,500)	(1,172,656)
Olympus Corp.	(63,500)	(624,555)
Oriental Land Co. Ltd.	(136,000)	(1,892,165)
Otsuka Corp.	(19,400)	(359,870)

PACE International Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Japan—(continued)
Secom Co. Ltd.	(57,300)	$(2,086,277)
Sekisui House Ltd.	(7,300)	(158,950)
Shimadzu Corp.	(77,900)	(1,810,822)
Shimano, Inc.	(24,400)	(2,559,923)
Shin-Etsu Chemical Co. Ltd.	(44,200)	(2,035,064)
Shiseido Co. Ltd.	(103,100)	(2,105,808)
Suntory Beverage & Food Ltd.	(14,200)	(409,221)
Sysmex Corp.	(339,300)	(2,996,168)
Yakult Honsha Co. Ltd.	(88,200)	(1,535,922)
Yamaha Motor Co. Ltd.	(278,900)	(1,958,986)
		(33,122,249)
Netherlands—(0.5)%
Akzo Nobel NV	(17,809)	(1,045,330)
Randstad NV	(31,520)	(933,981)
Universal Music Group NV	(78,844)	(1,653,169)
		(3,632,480)
New Zealand—(0.2)%
Auckland International Airport Ltd.	(119,003)	(580,907)
Fisher & Paykel Healthcare Corp. Ltd.	(31,636)	(681,764)
Infratil Ltd.	(64,436)	(474,669)
		(1,737,340)
Singapore—(0.2)%
Keppel Ltd.	(41,600)	(356,072)
Keppel REIT	(4,622)	(3,254)
Singapore Airlines Ltd.	(291,600)	(1,444,215)
		(1,803,541)
Sweden—(1.4)%
Alfa Laval AB	(15,996)	(962,627)
Boliden AB	(3,121)	(164,057)
Holmen AB, Class B	(24,774)	(854,701)
Industrivarden AB, Class C	(28,160)	(1,481,658)
Investment AB Latour, Class B	(41,158)	(944,854)
Investor AB, Class B	(106,451)	(4,320,374)
Nibe Industrier AB, Class B	(218,172)	(991,777)
SKF AB, Class B	(7,049)	(177,485)
Svenska Cellulosa AB SCA, Class B	(39,992)	(458,253)
		(10,355,786)
Switzerland—(0.9)%
Banque Cantonale Vaudoise, Registered Shares	(11,719)	(1,846,617)
EMS-Chemie Holding AG, Registered Shares	(284)	(242,088)
Helvetia Baloise Holding AG	(674)	(184,800)
SGS SA	(12,838)	(1,390,998)
SIG Group AG	(11,826)	(191,632)
Swiss Prime Site AG, Registered Shares	(13,679)	(2,370,512)

PACE International Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Switzerland—(continued)
Swisscom AG, Registered Shares	(410)	$(346,789)
		(6,573,436)
United Kingdom—(1.5)%
BT Group PLC	(424,866)	(1,249,036)
Croda International PLC	(11,024)	(427,581)
Informa PLC	(406,952)	(4,400,007)
Legal & General Group PLC	(446,632)	(1,532,719)
Pearson PLC	(17,124)	(252,698)
Rentokil Initial PLC	(271,431)	(1,829,922)
Standard Life PLC	(102,185)	(1,051,288)
WPP PLC	(48,424)	(175,322)
		(10,918,573)
United States—(0.5)%
Alcon AG	(9,244)	(690,086)
Ferrovial SE	(31,703)	(2,177,092)
Tenaris SA	(19,702)	(628,915)
		(3,496,093)
Total common stocks (cost—$(101,785,665))		(100,955,470)

Rights— 0.0%
Italy—0.0%
Telecom Italia SpA (cost—$0)	(2,272,477)	0
Total investments sold short—(13.7)% (proceeds—$(101,785,665))		(100,955,470)
Total investments—111.4% (cost—$625,314,712)[7]		819,764,575
Liabilities in excess of other assets—(11.4)%		(83,865,735)
Net assets—100.0%		$735,898,840

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE International Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$62,147,944	$760,645,977	$—	$822,793,921
Warrant	—	—	0	0
Short-term investments	3,796,753	—	—	3,796,753
Investment of cash collateral from securities loaned	94,129,371	—	—	94,129,371
Total	$160,074,068	$760,645,977	$0	$920,720,045
Liabilities
Common stocks	$—	$(100,955,470)	$—	$(100,955,470)
Total	$—	$(100,955,470)	$—	$(100,955,470)

For the period ended April 30, 2026, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Portfolio.

Portfolio footnotes

† Amount represents less than 0.05% or (0.05)%.

* Non–income producing security.

PACE International Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

1	Security, or portion thereof, was on loan at the period end.
2	Security, or portion thereof, pledged as collateral for investments sold short.
3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $15,857,974, represented 2.2% of the Portfolio’s net assets at period end.
4	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
5	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
6	Rate shown reflects yield at April 30, 2026.
7	Includes $98,532,980 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $94,129,371 and non-cash collateral of $7,734,304.

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—98.9%
Argentina—1.1%
Grupo Financiero Galicia SA, ADR*	10,019	$414,185
Vista Energy SAB de CV, ADR*	73,881	5,490,836
		5,905,021
Australia—0.6%
Anglogold Ashanti PLC	15,462	1,449,253
Anglogold Ashanti PLC	18,141	1,685,828
		3,135,081
Brazil—12.3%
Ambev SA	372,100	1,090,345
B3 SA - Brasil Bolsa Balcao	1,909,300	6,951,953
Banco Bradesco SA	52,846	178,437
Banco Bradesco SA, ADR	836,740	3,246,551
Banco BTG Pactual SA	175,700	2,105,505
Banco do Brasil SA	893,500	4,007,560
Embraer SA	228,300	3,551,887
Embraer SA, ADR	34,579	2,168,103
Inter & Co., Inc., Class A	225,814	1,713,928
Itau Unibanco Holding SA, ADR	181,739	1,581,129
Localiza Rent a Car SA	293,000	2,716,513
Lojas Renner SA	386,540	1,061,623
NU Holdings Ltd., Class A*	323,930	4,690,506
Petroleo Brasileiro SA - Petrobras, ADR	451,995	9,957,450
PRIO SA*	543,600	7,290,375
Telefonica Brasil SA	242,400	1,921,362
Vale SA	129,800	2,127,946
Vale SA, ADR	225,613	3,691,029
WEG SA	183,800	1,665,105
XP, Inc., Class A	363,083	6,956,670
		68,673,977
Chile—1.0%
Antofagasta PLC	50,333	2,441,034
Sociedad Quimica y Minera de Chile SA, ADR*	36,053	3,323,005
		5,764,039
China—21.9%
Alibaba Group Holding Ltd.	1,055,539	17,396,348
Alibaba Group Holding Ltd., ADR[1]	4,034	532,004
Beijing New Building Materials PLC, Class A	830,535	3,156,738
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,532,350	3,363,017
Budweiser Brewing Co. APAC Ltd.[1,2]	2,334,400	2,301,696
BYD Co. Ltd., Class H	268,100	3,566,310
China Jushi Co. Ltd., Class A	1,078,756	5,475,499
China Overseas Land & Investment Ltd.	2,794,387	4,799,848
Contemporary Amperex Technology Co. Ltd., Class A	147,220	9,450,244
Country Garden Services Holdings Co. Ltd.	975,152	778,436

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
China—(continued)
Eve Energy Co. Ltd., Class A	119,000	$1,272,900
Fuyao Glass Industry Group Co. Ltd., Class A	366,700	3,173,424
GF Securities Co. Ltd., Class H	198,000	448,890
Guangzhou Tinci Materials Technology Co. Ltd., Class A	180,000	1,601,954
Hengli Petrochemical Co. Ltd., Class A	932,430	3,029,633
Horizon Robotics*,1	1,096,800	1,031,992
Industrial & Commercial Bank of China Ltd., Class H	4,167,000	3,754,259
JD Health International, Inc.*,2	235,200	1,390,006
Kanzhun Ltd., ADR	89,252	1,206,687
Kuaishou Technology[2]	214,007	1,191,340
Kweichow Moutai Co. Ltd., Class A	16,100	3,263,326
Li Ning Co. Ltd.	1,211,500	3,154,102
Longfor Group Holdings Ltd.[2]	1,176,500	1,218,180
Muyuan Foods Co. Ltd., Class A	77,200	506,298
Muyuan Foods Co. Ltd., Class H*	175,100	926,862
NetEase, Inc.	86,500	2,024,894
Ningbo Tuopu Group Co. Ltd., Class A	136,900	1,220,819
Ping An Insurance Group Co. of China Ltd., Class A	902,900	7,871,924
Shanghai Putailai New Energy Technology Group Co. Ltd.	146,640	781,785
Shenzhen Inovance Technology Co. Ltd., Class A	244,200	2,461,501
Tencent Holdings Ltd.	288,411	17,515,845
Trip.com Group Ltd., ADR*	42,702	2,314,875
Victory Giant Technology Huizhou Co. Ltd., Class A	18,700	913,861
Victory Giant Technology Huizhou Co. Ltd., Class H*	950	38,740
Wanhua Chemical Group Co. Ltd., Class A	101,900	1,339,790
WuXi XDC Cayman, Inc.*	428,000	3,249,903
YongXing Special Materials Technology Co. Ltd., Class A	238,900	3,057,860
Zijin Mining Group Co. Ltd., Class H	268,000	1,244,592
		122,026,382
Czech Republic—0.4%
CSG NV *,1	105,097	2,276,137

Greece—0.9%
Eurobank SA	630,515	2,743,403
Piraeus Bank SA	251,548	2,381,417
		5,124,820
Hong Kong—1.2%
AIA Group Ltd.	246,000	2,700,776
ASMPT Ltd.	59,700	1,250,561

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Hong Kong—(continued)
Melco Resorts & Entertainment Ltd., ADR*	211,530	$1,220,528
Techtronic Industries Co. Ltd.	42,500	616,237
Zijin Gold International Co. Ltd.*	52,320	1,033,504
		6,821,606
Hungary—0.5%
OTP Bank Nyrt	21,889	2,935,947

India—7.7%
Bajaj Finance Ltd.	284,834	2,829,153
Bharat Electronics Ltd.	459,076	2,095,778
Bharti Airtel Ltd.	301,993	6,036,818
CG Power & Industrial Solutions Ltd.	57,341	492,607
Eicher Motors Ltd.	19,947	1,500,909
GE Vernova T&D India Ltd.	32,140	1,511,914
GMR Airports Ltd.*	3,090,636	3,158,306
HDFC Bank Ltd.	383,776	3,138,931
HDFC Bank Ltd., ADR	53,450	1,358,165
Hindalco Industries Ltd.	276,748	3,034,486
ICICI Bank Ltd.	105,029	1,409,314
Indian Oil Corp. Ltd.	915,119	1,377,638
IndusInd Bank Ltd.*	333,700	3,240,062
Lodha Developers Ltd.[2]	229,732	2,189,716
Mahindra & Mahindra Ltd.	19,755	647,910
Marico Ltd.	248,543	2,034,613
Max Healthcare Institute Ltd.	160,647	1,690,251
Polycab India Ltd.	20,391	1,751,332
SBI Life Insurance Co. Ltd.[2]	59,184	1,136,670
Tata Steel Ltd.	1,070,449	2,393,692
		43,028,265
Indonesia—1.6%
Bank Central Asia Tbk. PT	3,627,300	1,229,800
Bank Mandiri Persero Tbk. PT	14,407,500	3,666,008
Bank Rakyat Indonesia Persero Tbk. PT	24,212,546	4,188,639
		9,084,447
Kazakhstan—0.2%
Halyk Savings Bank of Kazakhstan JSC, GDR[3]	23,126	791,622

Macau—0.6%
Galaxy Entertainment Group Ltd.	333,000	1,420,699
Sands China Ltd.	1,020,000	2,140,116
		3,560,815
Mexico—1.0%
Grupo Financiero Banorte SAB de CV, Class O	306,100	3,323,757
Wal-Mart de Mexico SAB de CV	721,100	2,273,291
		5,597,048
Nigeria—0.3%
Guaranty Trust Holding Co. PLC[1]	16,421,120	1,617,365

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Peru—0.2%
Credicorp Ltd.	3,079	$998,119

Poland—0.6%
Powszechna Kasa Oszczednosci Bank Polski SA	67,218	1,760,816
Zabka Group SA*	261,778	1,671,512
		3,432,328
Russia—0.0%
Alrosa PJSC*,4,5	215,380	0
Rosneft Oil Co. PJSC*,4,5	126,429	0
		0
Saudi Arabia—0.2%
Saudi Basic Industries Corp.	75,648	1,236,284

Singapore—0.4%
Grab Holdings Ltd., Class A*	509,961	1,948,051

South Africa—4.0%
Absa Group Ltd.[1]	138,891	1,947,406
Capitec Bank Holdings Ltd.	11,847	3,075,475
Clicks Group Ltd.	28,221	448,024
FirstRand Ltd.	549,494	2,913,460
Gold Fields Ltd.	55,223	2,339,370
Gold Fields Ltd., ADR	35,799	1,520,742
Impala Platinum Holdings Ltd.	112,652	1,579,048
MTN Group Ltd.	164,920	2,076,026
Naspers Ltd., Class N	84,820	4,592,994
Standard Bank Group Ltd.	99,430	1,916,152
		22,408,697
South Korea—19.3%
Hana Financial Group, Inc.	29,424	2,556,403
Hankook Tire & Technology Co. Ltd.	27,619	1,111,418
HD Hyundai Marine Solution Co. Ltd.	14,328	2,590,591
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	6,596	2,065,390
Hyosung Heavy Industries Corp.	831	2,238,556
Hyundai Mobis Co. Ltd.	15,311	4,428,231
Kakao Corp.	49,763	1,602,023
KB Financial Group, Inc.	44,945	4,921,707
Kia Corp.	28,244	2,913,135
LG Chem Ltd.	7,191	1,947,632
Samsung Biologics Co. Ltd.*,2	2,061	2,054,897
Samsung Electro-Mechanics Co. Ltd.	15,731	9,024,640
Samsung Electronics Co. Ltd.	254,221	38,282,526
Samsung SDI Co. Ltd.*	8,611	4,078,230
Shinhan Financial Group Co. Ltd.	26,978	1,832,041
SK Hynix, Inc.	21,336	19,026,762
SK Square Co. Ltd.*	7,194	4,186,913
SK Telecom Co. Ltd.	40,649	2,634,139
		107,495,234

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Taiwan—18.5%
Accton Technology Corp.	14,500	$1,061,930
Alchip Technologies Ltd.	18,700	2,501,217
ASE Technology Holding Co. Ltd.	221,000	3,464,097
Chailease Holding Co. Ltd.	426,813	1,564,251
Fortune Electric Co. Ltd.	112,000	3,189,363
Hon Hai Precision Industry Co. Ltd.	1,217,000	8,598,128
MediaTek, Inc.	117,969	9,848,242
Taiwan Semiconductor Manufacturing Co. Ltd.	527,475	36,618,290
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	46,160	18,282,130
Unimicron Technology Corp.	290,886	8,262,134
Wistron Corp.	406,000	1,788,081
Yageo Corp.	744,012	7,585,712
		102,763,575
Thailand—1.2%
Kasikornbank PCL	598,300	3,561,930
SCB X PCL	733,100	2,948,820
		6,510,750
Turkey—1.1%
Akbank TAS	1,550,623	2,511,312
BIM Birlesik Magazalar AS	79,924	1,313,031
KOC Holding AS	492,730	2,206,207
		6,030,550
United Arab Emirates—0.5%
Aldar Properties PJSC	718,989	1,512,109
Emirates NBD Bank PJSC	157,184	1,241,890
		2,753,999
United States—0.4%
Las Vegas Sands Corp.	35,950	1,963,229

Vietnam—0.6%
Hoa Phat Group JSC	1,030,085	1,086,363

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Vietnam—(continued)
Masan Group Corp.*	490,900	$1,432,276
VPS Securities JSC*	429,200	564,659
		3,083,298
Zambia—0.6%
First Quantum Minerals Ltd.*	132,443	3,242,945
Total common stocks (cost—$400,379,937)		550,209,631

Preferred stocks—0.3%
Brazil—0.3%
Itau Unibanco Holding SA6	211,309	1,843,054
Localiza Rent a Car SA	11,269	100,451
Total preferred stocks (cost—$1,243,860)		1,943,505

Short-term investments—0.7%
Investment companies—0.7%
State Street Institutional U.S. Government Money Market Fund, 3.596%[7] (cost—$3,772,815)	3,772,815	3,772,815

Investment of cash collateral from securities loaned—1.0%
Money market funds—1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.626%[7] (cost—$5,464,475)	5,464,475	5,464,475
Total investments—100.9% (cost—$410,861,087)[8]		561,390,426
Liabilities in excess of other assets—(0.9)%		(4,813,263)
Net assets—100.0%		$556,577,163

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$120,501,381	$429,708,250	$0	$550,209,631

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2026 (unaudited)

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Preferred stocks	$1,943,505	$—	$—	$1,943,505
Short-term investments	3,772,815	—	—	3,772,815
Investment of cash collateral from securities loaned	5,464,475	—	—	5,464,475
Total	$131,682,176	$429,708,250	$0	$561,390,426

For the period ended April 30, 2026, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Portfolio.

Portfolio footnotes

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $11,482,505, represented 2.1% of the Portfolio's net assets at period end.
3	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
4	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
5	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
6	Floating or variable rate securities. The rates disclosed are as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
7	Rate shown reflects yield at April 30, 2026.
8	Includes $7,396,996 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $5,464,475 and non-cash collateral of $2,296,029.

PACE Global Real Estate Securities Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—98.9%
Australia—8.7%
Charter Hall Group	51,357	$756,287
Goodman Group[1]	97,551	2,113,515
GPT Group	218,295	752,866
Scentre Group	417,047	1,120,685
		4,743,353
Belgium—2.1%
Shurgard Self Storage Ltd.	24,153	742,938
Warehouses De Pauw CVA[1]	14,164	372,290
		1,115,228
France—3.6%
Klepierre SA	15,655	634,281
Unibail-Rodamco-Westfield*	10,966	1,331,354
		1,965,635
Hong Kong—2.3%
Hongkong Land Holdings Ltd.	76,100	601,649
Swire Properties Ltd.	207,600	663,308
		1,264,957
Japan—9.2%
Industrial & Infrastructure Fund Investment Corp.	505	472,673
Japan Metropolitan Fund Invest	1,076	797,428
Mitsubishi Estate Co. Ltd.	65,100	1,855,234
Mitsui Fudosan Accommodations Fund, Inc.	530	442,752
Nippon Building Fund, Inc.[1]	970	814,577
Star Asia Investment Corp.	192	69,078
Tokyo Tatemono Co. Ltd.	24,200	556,861
		5,008,603
Singapore—2.5%
CapitaLand Integrated Commercial Trust	588,600	1,096,277
Parkway Life Real Estate Investment Trust	72,100	228,133
		1,324,410
United Kingdom—6.6%
Big Yellow Group PLC	40,581	498,492
Derwent London PLC[1]	11,381	266,278
Grainger PLC	282,412	616,801
Land Securities Group PLC	93,790	754,661
LondonMetric Property PLC	156,621	403,154
Segro PLC	111,665	1,057,689
		3,597,075
United States—63.9%
Acadia Realty Trust[1]	45,760	989,331
American Homes 4 Rent, Class A	33,341	1,061,577
Americold Realty Trust, Inc.	36,072	441,161
BXP, Inc.	12,259	716,661
Cousins Properties, Inc.	25,597	655,539
Digital Realty Trust, Inc.	10,810	2,172,161
Equinix, Inc.	2,979	3,225,751

PACE Global Real Estate Securities Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Equity LifeStyle Properties, Inc.	19,383	$1,226,750
Equity Residential	15,616	1,020,974
Essential Properties Realty Trust, Inc.[1]	22,241	699,035
Essex Property Trust, Inc.	3,423	900,968
Extra Space Storage, Inc.	5,566	797,775
Federal Realty Investment Trust	9,735	1,079,612
Healthcare Realty Trust, Inc.	55,103	1,030,426
Healthpeak Properties, Inc.	16,459	266,142
Highwoods Properties, Inc.	31,968	777,142
Janus Living, Inc., Class A-1*	39,438	1,034,853
Kimco Realty Corp.	35,543	840,237
Lamar Advertising Co., Class A	7,715	1,063,436
Mid-America Apartment Communities, Inc.	7,172	926,479
NNN REIT, Inc.	20,108	880,529
Prologis, Inc.	32,023	4,547,907
Regency Centers Corp.	10,822	842,493
Rexford Industrial Realty, Inc.	20,151	723,219
Ryman Hospitality Properties, Inc.	7,238	760,641
Simon Property Group, Inc.	10,371	2,112,676
Sunstone Hotel Investors, Inc.	59,693	586,185
Ventas, Inc.	25,171	2,211,524
VICI Properties, Inc.	37,596	1,097,803
		34,688,987
Total common stocks (cost—$50,479,965)		53,708,248

Face amount
U.S. government agency obligations—1.1%
Federal Home Loan Bank Discount Notes, 3.600%, due 05/01/26[2] (cost—$568,000)	$568,000	568,000

Number of shares
Short-term investments—0.0%†
Investment companies—0.0%†
State Street Institutional U.S. Government Money Market Fund, 3.596%[3] (cost—$849)	849	849

PACE Global Real Estate Securities Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Investment of cash collateral from securities loaned—4.5%
Money market funds—4.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.626%[3] (cost—$2,451,430)	2,451,430	$2,451,430
Total investments—104.5% (cost—$53,500,244)[4]		56,728,527
Liabilities in excess of other assets—(4.5)%		(2,423,642)
Net assets—100.0%		$54,304,885

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$34,688,987	$19,019,261	$—	$53,708,248
U.S. government agency obligations	—	568,000	—	568,000
Short-term investments	849	—	—	849
Investment of cash collateral from securities loaned	2,451,430	—	—	2,451,430
Total	$37,141,266	$19,587,261	$—	$56,728,527

For the period ended April 30, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rate shown is the discount rate at the date of purchase unless otherwise noted.
3	Rate shown reflects yield at April 30, 2026.
4	Includes $3,566,632 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,451,430 and non-cash collateral of $1,238,561.

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—21.8%
Australia—0.0%†
Coles Group Ltd.	93	$1,482
CSL Ltd.	25	2,257
Goodman Group	1,669	36,160
Rio Tinto PLC	56	5,641
Westpac Banking Corp.	196	5,483
		51,023
Austria—0.0%†
Erste Group Bank AG	18	1,989

Belgium—0.0%†
Elia Group SA*	189	31,344
Groupe Bruxelles Lambert NV	16	1,495
KBC Group NV	15	1,996
		34,835
Brazil—0.0%†
Cosan SA*	640	651

Cameroon—0.2%
Golar LNG Ltd.	7,797	428,757

Canada—0.1%
Bank of Nova Scotia	70	5,446
Boralex, Inc., Class A	44	1,191
Dollarama, Inc.	415	53,038
Loblaw Cos. Ltd.	39	1,798
Shopify, Inc., Class A*	66	8,011
TELUS Corp.	76	952
WSP Global, Inc.	209	34,773
		105,209
China—0.1%
Sigenergy Technology Co. Ltd., Class H*	1,725	125,535

Denmark—0.0%†
Danske Bank AS	400	20,564
DSV AS	132	32,464
Novo Nordisk AS, Class B	519	22,076
		75,104
Faeroe Islands—0.0%†
Bakkafrost P	137	6,816

France—0.0%†
Dassault Aviation SA	51	17,835
Engie SA	69	2,274
Gaztransport Et Technigaz SA	64	15,571
Hermes International SCA	7	13,392
Safran SA	20	6,422
SCOR SE	43	1,605
Veolia Environnement SA	36	1,522
		58,621
Germany—0.6%
Bayer AG, Registered Shares	103	4,618
Deutsche Boerse AG	6	1,841

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Germany—(continued)
E.ON SE	1,467	$32,574
MTU Aero Engines AG	4,343	1,489,459
Rheinmetall AG	32	51,034
RWE AG	34	2,476
SAP SE	80	13,431
Siemens AG, Registered Shares	38	11,292
		1,606,725
Hong Kong—0.0%†
AIA Group Ltd.	552	6,060

Ireland—0.0%†
Bank of Ireland Group PLC	119	2,344
Kingspan Group PLC	313	28,960
		31,304
Italy—0.3%
Brunello Cucinelli SpA	11	1,073
Enel SpA	419	4,892
Prysmian SpA	5,413	823,367
Terna - Rete Elettrica Nazionale	1,702	20,472
UniCredit SpA	70	5,410
		855,214
Japan—1.5%
77 Bank Ltd.	1,072	20,637
Capcom Co. Ltd.	51	1,077
Chiba Bank Ltd.	2,948	40,692
Daiichi Sankyo Co. Ltd.	671	10,900
Daikin Industries Ltd.	12	1,695
Disco Corp.	4	1,903
Fast Retailing Co. Ltd.	106	49,899
FUJIFILM Holdings Corp.	2,700	49,690
Fujikura Ltd.	7,419	286,247
Fukuoka Financial Group, Inc.	676	27,596
Gunma Bank Ltd.	554	7,586
Hachijuni Nagano Bank Ltd.	479	6,490
Hirogin Holdings, Inc.	1,373	16,220
Hitachi Ltd.	11,915	378,877
Ibiden Co. Ltd.	4	342
IHI Corp.	3,300	60,276
ITOCHU Corp.	322	3,991
Itochu Enex Co. Ltd.	1,002	12,193
Japan Aviation Electronics Industry Ltd.	200	3,058
Japan Steel Works Ltd.	200	12,222
Kawasaki Heavy Industries Ltd.	2,000	41,117
KDDI Corp.	180	2,946
Komatsu Ltd.	2,200	94,200
Kyushu Financial Group, Inc.	1,593	13,009
Mebuki Financial Group, Inc.	4,243	35,227
Minebea Mitsumi, Inc.	1,200	23,992
Mitsubishi Electric Corp.	21,577	865,906

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Japan—(continued)
Mitsubishi Heavy Industries Ltd.	8,000	$238,767
Mitsubishi UFJ Financial Group, Inc.	3,664	65,816
Mizuho Financial Group, Inc.	1,193	51,302
MS&AD Insurance Group Holdings, Inc.	47	1,209
NEC Corp.	3,600	95,760
NIDEC Corp.	19,119	294,504
Nintendo Co. Ltd.	282	13,795
Nishi-Nippon Financial Holdings, Inc.	417	10,470
Panasonic Holdings Corp.	32,644	667,759
Resona Holdings, Inc.	4,525	56,597
Seven Bank Ltd.	1,934	3,266
Shiga Bank Ltd.	1,059	13,056
Shinmaywa Industries Ltd.	200	3,269
Shizuoka Financial Group, Inc.	1,415	24,841
Sompo Holdings, Inc.	41	1,526
Sony Group Corp.	2,434	48,766
Sumitomo Corp.	2,900	107,828
Sumitomo Heavy Industries Ltd.	300	10,150
Sumitomo Mitsui Financial Group, Inc.	673	23,763
Sumitomo Mitsui Trust Group, Inc.	1,236	41,324
Tohoku Electric Power Co., Inc.	138	964
Tokio Marine Holdings, Inc.	77	3,526
Toray Industries, Inc.	3,600	25,847
Toyota Tsusho Corp.	69	2,709
Unicharm Corp.	2,938	17,163
Yamaguchi Financial Group, Inc.	1,295	22,252
Yokohama Financial Group, Inc.	4,762	45,204
		3,959,421
Netherlands—0.1%
ASM International NV	2	1,956
BE Semiconductor Industries NV	64	18,721
NXP Semiconductors NV	1,052	308,857
SBM Offshore NV	591	25,284
		354,818
Norway—0.0%†
Aker BP ASA	15	586
Aker Solutions ASA	3,668	16,714
Equinor ASA	46	1,872
Kongsberg Gruppen ASA	20	669
Kongsberg Maritime AS*	20	131
Mowi ASA	616	13,667
Salmar ASA	98	5,934
TOMRA Systems ASA	80	817
		40,390
Spain—0.0%†
Amadeus IT Group SA	27	1,558
EDP Renovaveis SA*	175	2,926

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Spain—(continued)
Iberdrola SA	1,186	$27,805
		32,289
Sweden—0.0%†
Assa Abloy AB, Class B	33	1,270
Atlas Copco AB, Class B	79	1,347
Saab AB, Class B	1,176	71,387
		74,004
Switzerland—0.0%†
Kuehne & Nagel International AG, Registered Shares	4	939
Schindler Holding AG	4	1,399
Zurich Insurance Group AG	8	5,578
		7,916
United Kingdom—0.1%
3i Group PLC	30	1,043
AstraZeneca PLC	80	15,178
Barclays PLC	437	2,569
Compass Group PLC	620	17,519
Computacenter PLC	39	1,975
Future PLC	765	3,496
HSBC Holdings PLC	1,843	33,911
ICG PLC	39	961
Lloyds Banking Group PLC	1,863	2,532
London Stock Exchange Group PLC	24	3,114
NatWest Group PLC	206	1,643
Savills PLC	788	8,888
Segro PLC	119	1,127
Softcat PLC	57	1,070
SSE PLC	717	25,672
Standard Chartered PLC	1,901	48,409
Unilever PLC	117	6,823
UNITE Group PLC	104	655
		176,585
United States—18.8%
Abbott Laboratories	95	8,625
AbbVie, Inc.	161	34,023
ABIOMED, Inc.*,1	42	70
Adobe, Inc.*	33	8,121
Advanced Micro Devices, Inc.*	119	42,184
Airbnb, Inc., Class A*	187	26,247
Albemarle Corp.	1,708	335,964
Allstate Corp.	13	2,824
Alphabet, Inc., Class C	401	153,158
Alphabet, Inc., Class A	469	180,471
Amazon.com, Inc.*	8,215	2,177,468
American Airlines Group, Inc.*	13,802	161,621
American Express Co.	103	33,274
American Water Works Co., Inc.	9	1,156

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
AMETEK, Inc.	196	$46,158
Amgen, Inc.	28	9,695
Aon PLC, Class A	105	32,723
Apple, Inc.	1,147	311,238
Applied Materials, Inc.	119	46,944
Arch Capital Group Ltd.*	383	36,178
Arthur J Gallagher & Co.	70	14,448
AT&T, Inc.	341	8,910
Atlassian Corp., Class A*	7,074	485,206
Autodesk, Inc.*	109	25,833
Automatic Data Processing, Inc.	22	4,663
AutoZone, Inc.*	7	25,928
Avantor, Inc.*	60,753	492,099
Baker Hughes Co.	819	57,060
Bank of America Corp.	521	27,853
Bill Holdings, Inc.*,2	666	25,308
Blackrock, Inc.	28	29,837
Bob’s Discount Furniture, Inc.*	43,129	463,205
Booz Allen Hamilton Holding Corp.	8	622
Boston Scientific Corp.*	400	23,044
BP PLC	910	7,203
Bristol-Myers Squibb Co.	112	6,786
Broadcom, Inc.	463	193,270
Builders FirstSource, Inc.*	6	475
Cadence Design Systems, Inc.*	14	4,614
Cardinal Health, Inc.	480	92,582
Carrier Global Corp.	357	23,980
Carvana Co.*	1,010	399,758
Cavco Industries, Inc.*	559	283,413
Celsius Holdings, Inc.*	42	1,410
Cencora, Inc.	386	118,892
Centene Corp.*	20	1,074
CF Industries Holdings, Inc.	11	1,366
CH Robinson Worldwide, Inc.	2,609	474,342
Champion Homes, Inc.*	3,631	276,791
Chevron Corp.	117	22,617
Chipotle Mexican Grill, Inc.*	432	14,684
Churchill Downs, Inc.	14,579	1,472,333
Cigna Group	74	21,503
Cisco Systems, Inc.	298	27,267
CME Group, Inc.	18	5,181
CNX Resources Corp.*	648	25,214
Coherent Corp.*	3,116	996,216
Colgate-Palmolive Co.	84	7,170
Comcast Corp., Class A	201	5,435
Consolidated Edison, Inc.	4,525	504,492
Constellation Energy Corp.	1,453	454,789
CorMedix, Inc.*,2	330	2,505
Corpay, Inc.*	95	29,115

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Corteva, Inc.	43	$3,483
Costco Wholesale Corp.	92	93,337
Cracker Barrel Old Country Store, Inc.[2]	148	4,635
Crown Castle, Inc.	17,107	1,518,759
CVS Health Corp.	68	5,664
Danaher Corp.	160	28,632
Deckers Outdoor Corp.*	72	7,358
Devon Energy Corp.	40	2,055
Diamondback Energy, Inc.	15	3,084
DR Horton, Inc.	121	18,617
Duke Energy Corp.	3,903	505,634
Edison International	2,466	171,362
Edwards Lifesciences Corp.*	52	4,342
Elastic NV*	10,304	478,415
Elevance Health, Inc.	48	18,068
Eli Lilly & Co.	96	89,722
Emerson Electric Co.	211	29,633
Enovix Corp.*	29,273	195,251
Enphase Energy, Inc.*	5,667	186,784
Entergy Corp.	9,748	1,149,387
Equifax, Inc.	5	870
Estee Lauder Cos., Inc., Class A	17	1,304
Etsy, Inc.*	7,675	493,810
Eversource Energy	1,989	140,622
Exelon Corp.	10,551	485,241
Experian PLC	30	1,098
Exxon Mobil Corp.	278	42,904
FactSet Research Systems, Inc.	2	455
Fair Isaac Corp.*	7	7,175
FedEx Corp.	1,862	750,963
FirstEnergy Corp.	31,444	1,494,219
Fiserv, Inc.*	252	15,788
Flex Ltd.*	6,916	633,160
Forgent Power Solutions, Inc.*	3,810	143,332
Fortinet, Inc.*	35	2,951
Franklin Resources, Inc.	17,998	539,400
Goldman Sachs Group, Inc.	16	14,780
Halliburton Co.	63	2,665
Healthcare Realty Trust, Inc.	63,663	1,190,498
Hecla Mining Co.	1,861	33,535
HubSpot, Inc.*	2	444
Humana, Inc.	4	946
Huntington Ingalls Industries, Inc.	985	358,826
Illumina, Inc.*	15	1,901
Ingersoll Rand, Inc.	372	29,708
Insulet Corp.*	79	13,599
Interactive Brokers Group, Inc., Class A	648	51,516
International Flavors & Fragrances, Inc.	13,604	955,001
Intuit, Inc.	15	5,828

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Johnson & Johnson	213	$48,958
Johnson Controls International PLC	4,046	590,837
JPMorgan Chase & Co.	358	112,136
KB Home	14	742
KBR, Inc.	18,770	703,687
Keysight Technologies, Inc.*	1,462	511,568
Kinder Morgan, Inc.	46,250	1,520,238
KLA Corp.	7	12,252
Kroger Co.	1,020	69,431
Lam Research Corp.	67	17,277
Lennar Corp., Class A	115	10,385
Lowe’s Cos., Inc.	29	6,925
Madison Air Solutions Corp., Class A*	1,232	47,038
Marsh & McLennan Cos., Inc.	25	4,193
Masco Corp.	26	1,867
MasTec, Inc.*	4,933	1,943,849
Mastercard, Inc., Class A	124	62,362
McDonald’s Corp.	54	15,854
McKesson Corp.	159	129,617
Merck & Co., Inc.	222	24,238
Meta Platforms, Inc., Class A	185	113,203
Mettler-Toledo International, Inc.*	8	10,213
Microchip Technology, Inc.	19	1,765
Microsoft Corp.	589	240,182
Monster Beverage Corp.*	587	45,240
Morgan Stanley	166	31,638
Mosaic Co.	31	721
MSCI, Inc.	19	11,237
Netflix, Inc.*	373	34,917
Newmont Corp.1	35	3,888
NextEra Energy, Inc.	16,628	1,627,549
Novanta, Inc.*	6	777
Novartis AG, Registered Shares	102	15,075
NRG Energy, Inc.	3,153	490,544
nVent Electric PLC	299	42,727
NVIDIA Corp.	1,977	394,550
Oceaneering International, Inc.*	361	13,552
Okta, Inc.*	13	957
Omnicom Group, Inc.	11	844
Oracle Corp.	226	36,474
Palantir Technologies, Inc., Class A*	69	9,599
Palo Alto Networks, Inc.*	197	35,326
PAR Technology Corp.*	1,567	21,061
Parsons Corp.*	9,647	486,305
PayPal Holdings, Inc.	67	3,359
Pebblebrook Hotel Trust	35,408	497,482
Penn Entertainment, Inc.*	54,957	959,549
PepsiCo, Inc.	147	23,298
PG&E Corp.	26,044	432,851

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Phillips 66	26	$4,658
PPL Corp.	12,842	480,805
Primo Brands Corp.	58,915	1,200,688
Procter & Gamble Co.	313	46,039
Progressive Corp.	197	39,652
Prologis, Inc.	48	6,817
PTC, Inc.*	58	7,905
PulteGroup, Inc.	8	979
QUALCOMM, Inc.	85	15,264
Quanta Services, Inc.	7	5,094
Republic Services, Inc.	216	45,192
Rivian Automotive, Inc., Class A*	8,340	136,776
ROBLOX Corp., Class A*	21	1,160
Rocket Cos., Inc., Class A*	102,144	1,493,345
Royal Gold, Inc.	163	38,041
RTX Corp.	70	12,325
S&P Global, Inc.	63	27,168
Salesforce, Inc.	71	12,534
Sanofi SA	58	5,427
SBA Communications Corp.	4,541	1,004,469
Schneider Electric SE	100	31,821
Sempra	223	21,212
SLB Ltd.	713	40,555
SolarEdge Technologies, Inc.*	5,258	225,358
Solv Energy, Inc., Class A*	5,171	206,013
Southern Co.	5,324	514,831
Southwest Airlines Co.	3,137	118,955
Spotify Technology SA*	8	3,572
Starbucks Corp.	61	6,425
Stellantis NV*	57,971	425,390
Sunbelt Rentals Holdings, Inc.	13	977
Sunococorp LLC	124	8,268
Super Micro Computer, Inc.*	37	1,014
Swiss Re AG	9	1,450
Synopsys, Inc.*	1	483
Take-Two Interactive Software, Inc.*	103	22,017
Teledyne Technologies, Inc.*	2	1,292
Tesla, Inc.*	214	81,669
Texas Pacific Land Corp.	5	2,218
Thermo Fisher Scientific, Inc.	74	35,443
TJX Cos., Inc.	159	24,923
T-Mobile U.S., Inc.	27	5,279
Toll Brothers, Inc.	3,387	481,428
Trade Desk, Inc., Class A*	23	543
Trane Technologies PLC	115	56,642
Travelers Cos., Inc.	177	54,010
Tyler Technologies, Inc.*	2	682
Uber Technologies, Inc.*	604	45,064
UL Solutions, Inc., Class A	4,699	425,213

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Under Armour, Inc., Class A*	29,784	$187,341
UnitedHealth Group, Inc.	1,424	527,564
Vail Resorts, Inc.	18,265	2,322,943
Verizon Communications, Inc.	42,294	2,031,381
Versant Media Group, Inc.	8	322
Visa, Inc., Class A	233	76,853
Voya Financial, Inc.	13	1,065
Walmart, Inc.	1,512	199,478
Waste Connections, Inc.	160	26,357
Waste Management, Inc.	94	21,860
WEX, Inc.*	133	19,994
Williams Cos., Inc.	8,393	640,470
Wolfspeed, Inc.*	13,255	391,420
Xcel Energy, Inc.	22,854	1,895,739
Zions Bancorp NA	7,910	501,652
		50,423,257
Total common stocks (cost—$53,280,561)		58,456,523

Exchange traded funds—1.3%
iShares GSCI Commodity Dynamic Roll Strategy ETF	63,811	2,306,742
SPDR Gold Shares	3,010	1,275,217
Total exchange traded funds (cost—$3,177,696)		3,581,959

Investment companies—7.4%
AQR Style Premia Alternative Fund, Class I	593,919	5,719,437
Carillon Reams Unconstrained Bond Fund, Class I	1,105,062	14,023,237
Total investment companies (cost—$18,384,757)		19,742,674

	Number of warrants
Warrants—0.0%†
United States—0.0%†
Opendoor Technologies, Inc., expires 11/20/26*,2	30	23
Opendoor Technologies, Inc., expires 11/20/26*,2	30	12
Opendoor Technologies, Inc., expires 11/20/26*,2	30	11
Total warrants (cost—$0)		46

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[3]		Value
Corporate bonds—51.7%
Australia—1.9%
IREN Ltd.
0.000%, due 07/01/31[2,4,5]		49,000	$42,463
0.250%, due 06/01/32[2,4]		57,000	62,522
Series 33,1.000%, due 06/01/33[2,4]		114,000	125,843
3.250%, due 06/15/30[2]		287,000	828,727
Series IREN,3.500%, due 12/15/29[2,4]		1,109,000	3,881,090
			4,940,645
Brazil—0.1%
Gol Finance, Inc.
14.375%, due 06/06/30[2,4]		127,220	121,495

Cameroon—0.0%†
Golar LNG Ltd.
2.750%, due 12/15/30[2,4]		73,000	88,079

Canada—1.0%
B2Gold Corp.
2.750%, due 02/01/30[2,4]		204,000	326,115
BlackBerry Ltd.
3.000%, due 02/15/29[2]		82,000	129,016
Denison Mines Corp.
4.250%, due 09/15/31[2,4]		174,000	284,241
Endeavour Silver Corp.
0.250%, due 01/15/31[2,4]		37,000	39,938
Equinox Gold Corp.
4.750%, due 10/15/28[2]		549,000	1,277,940
First Majestic Silver Corp.
0.125%, due 01/15/31[2,4]		37,000	44,994
0.375%, due 01/15/27[2]		44,000	59,027
Fortuna Mining Corp.
3.750%, due 06/30/29[2]		317,000	539,385
Premium Brands Holdings Corp.
5.500%, due 12/31/32[2]	CAD	29,000	21,627
StorageVault Canada, Inc.
5.000%, due 03/31/28[2,4]	CAD	41,000	30,241
			2,752,524
China—2.0%
Alibaba Group Holding Ltd.
0.000%, due 09/15/32[2,5,6]		81,000	81,110
0.500%, due 06/01/31[2]		896,000	1,293,376
indie Semiconductor, Inc.
3.500%, due 12/15/29[2,4]		112,000	126,713

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[3]	Value
Corporate bonds—(continued)
China—(continued)
4.000%, due 03/15/31[2,4]	98,000	$132,803
Lenovo Group Ltd.
2.500%, due 08/26/29[2,6]	525,000	737,562
NIO, Inc.
4.625%, due 10/15/30[2]	42,000	43,857
Ping An Insurance Group Co. of China Ltd.
0.875%, due 07/22/29[2,6]	1,100,000	1,720,213
Silvercorp Metals, Inc.
4.750%, due 12/15/29[2]	327,000	922,889
Trip.com Group Ltd.
0.750%, due 06/15/29[2]	163,000	174,360
1.500%, due 07/01/27[2,6]	41,000	58,842
		5,291,725
Colombia—0.0%†
ABRA Global Finance
6.000% Cash and 8.000% PIK
14.000%, due 10/22/29[2,4,7]	114,043	106,345

India—0.0%†
MakeMyTrip Ltd.
0.000%, due 07/01/30[2,4,5]	76,000	66,529

Israel—0.1%
Camtek Ltd.
0.000%, due 09/15/30[2,4,5]	54,000	103,334
Check Point Software Technologies Ltd.
0.000%, due 12/15/30[2,4,5]	24,000	21,630
Wix.com Ltd.
0.000%, due 09/15/30[2,4,5]	41,000	33,171
		158,135
Netherlands—2.5%
Nebius Group NV
1.000%, due 09/15/30[2,4]	163,000	208,863
1.250%, due 03/15/31[2,4]	407,000	447,037
2.000%, due 06/05/29[2,4]	1,022,000	2,795,201
2.625%, due 03/15/33[2,4]	81,000	88,896
2.750%, due 09/15/32[2,4]	326,000	410,574
3.000%, due 06/05/31[2,4]	899,000	2,504,488

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[3]		Value
Corporate bonds—(continued)
Netherlands—(continued)
Pharming Group NV
4.500%, due 04/25/29[2,6]	EUR	200,000	$332,875
			6,787,934
Norway—0.1%
T1 Energy, Inc.
4.000%, due 04/15/31[2]		33,000	33,665
5.250%, due 12/01/30[2]		70,000	73,847
			107,512
Singapore—0.0%†
Grab Holdings Ltd.
0.000%, due 06/15/30[2,5,6]		50,000	48,382

Switzerland—0.1%
CRISPR Therapeutics AG
1.731%, due 03/01/31[2,4]		330,000	340,497

United States—43.9%
A10 Networks, Inc.
2.750%, due 04/01/30[2]		41,000	53,900
ADTRAN Holdings, Inc.
3.750%, due 09/15/30[2,4]		261,000	462,534
Advanced Energy Industries, Inc.
2.500%, due 09/15/28[2]		436,000	1,225,779
Affirm Holdings, Inc.
0.750%, due 12/15/29[2]		40,000	42,090
Akamai Technologies, Inc.
0.250%, due 05/15/33[2,4]		897,000	1,156,825
0.375%, due 09/01/27[2]		190,000	209,076
1.125%, due 02/15/29[2]		930,000	1,022,907
Alarm.com Holdings, Inc.
2.250%, due 06/01/29[2]		25,000	23,375
Alphatec Holdings, Inc.
0.750%, due 08/01/26[2]		233,000	232,986
0.750%, due 03/15/30[2]		10,000	9,902
ANI Pharmaceuticals, Inc.
2.250%, due 09/01/29[2]		15,000	18,971
Applied Digital Corp.
2.750%, due 06/01/30[2]		713,000	2,609,580
Applied Optoelectronics, Inc.
2.750%, due 01/15/30[2]		764,000	2,953,311
Array Technologies, Inc.
1.000%, due 12/01/28[2]		15,000	13,968
2.875%, due 07/01/31[2,4]		30,000	38,506

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[3]	Value
Corporate bonds —(continued)
United States—(continued)
Arrowhead Pharmaceuticals, Inc.
0.000%, due 01/15/32[2,5]	41,000	$46,371
AST SpaceMobile, Inc.
2.375%, due 10/15/32[2,4]	144,000	197,614
Astronics Corp.
0.000%, due 01/15/31[2,4,5]	104,000	152,868
Atlas Energy Solutions, Inc.
0.500%, due 04/15/31[2,4]	81,000	111,859
Avnet, Inc.
1.750%, due 09/01/30[2,4]	16,000	20,950
Bentley Systems, Inc.
0.375%, due 07/01/27[2]	98,000	93,429
Bill Holdings, Inc.
0.000%, due 04/01/27[2,5]	54,000	51,900
0.000%, due 04/01/30[2,5]	575,000	506,801
BioMarin Pharmaceutical, Inc.
1.250%, due 05/15/27[2]	41,000	39,411
Bitdeer Technologies Group
4.000%, due 11/15/31[2,4]	25,000	24,113
5.000%, due 03/01/32[2,4]	33,000	46,705
BlackLine, Inc.
1.000%, due 06/01/29[2]	81,000	74,156
BlackSky Technology, Inc.
8.250%, due 08/01/33[2,4]	124,000	176,142
Bloom Energy Corp.
0.000%, due 11/15/30[2,4,5]	98,000	167,037
3.000%, due 06/01/28[2]	523,000	7,860,690
3.000%, due 06/01/29[2]	594,000	8,078,400
Box, Inc.
1.500%, due 09/15/29[2]	163,000	152,409
Bridgebio Pharma, Inc.
1.750%, due 03/01/31[2]	37,000	60,606
2.250%, due 02/01/29[2]	37,000	41,023
2.500%, due 03/15/27[2]	646,000	1,109,550
Cheesecake Factory, Inc.
0.375%, due 06/15/26[2]	75,000	75,422
2.000%, due 03/15/30[2]	163,000	179,633
Chefs’ Warehouse, Inc.
2.375%, due 12/15/28[2]	17,000	31,009
Cipher Digital, Inc.

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[3]	Value
Corporate bonds—(continued)
United States—(continued)
0.000%, due 10/01/31[2,4,5]	434,000	$603,620
1.750%, due 05/15/30[2]	383,000	1,577,914
Cleanspark, Inc.
0.000%, due 06/15/30[2,5]	81,000	96,663
Cloudflare, Inc.
0.000%, due 08/15/26[2,5]	163,000	189,080
0.000%, due 06/15/30[2,4,5]	416,000	478,824
Cogent Biosciences, Inc.
1.625%, due 11/15/31[2]	8,000	9,575
Cohu, Inc.
1.500%, due 01/15/31[2,4]	49,000	93,133
Coinbase Global, Inc.
0.250%, due 04/01/30[2]	49,000	47,169
Collegium Pharmaceutical, Inc.
2.875%, due 02/15/29[2]	29,000	34,025
Compass, Inc.
0.250%, due 04/15/31[2,4]	41,000	36,205
CONMED Corp.
2.250%, due 06/15/27[2]	1,000,000	976,899
Core Scientific, Inc.
0.000%, due 06/15/31[2,4,5]	330,000	409,500
3.000%, due 09/01/29[2,4]	670,000	1,352,020
CoreWeave, Inc.
1.750%, due 12/01/31[2,4]	334,000	438,432
1.750%, due 10/01/32[2,4]	166,000	201,293
CorMedix, Inc.
4.000%, due 08/01/30[2,4]	226,000	223,890
CyberArk Software Ltd.
0.000%, due 06/15/30[2,4,5]	200,000	215,124
Cytokinetics, Inc.
1.750%, due 10/01/31[2,4]	155,000	198,291
Danimer Scientific, Inc.
0.000%, due 12/15/26[1,4,10]	265,000	795
Datadog, Inc.
0.000%, due 12/01/29[2,5]	292,000	291,589
Dave, Inc.
0.000%, due 04/01/31[2,4,5]	86,000	106,748
Dexcom, Inc.
0.375%, due 05/15/28[2]	47,000	43,341
DigitalOcean Holdings, Inc.

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[3]	Value
Corporate bonds—(continued)
United States—(continued)
0.000%, due 12/01/26[2,5]	382,000	$374,742
0.000%, due 08/15/30[2,4,5]	743,000	1,919,726
DoorDash, Inc.
0.000%, due 05/15/30[2,4,5]	326,000	309,998
Dropbox, Inc.
0.000%, due 03/01/28[2,5]	825,000	795,844
Encore Capital Group, Inc.
4.000%, due 03/15/29[2]	353,000	494,948
Energy Vault Holdings, Inc.
5.250%, due 03/01/31[2,4]	41,000	46,902
Enovis Corp.
3.875%, due 10/15/28[2]	345,000	333,924
Eos Energy Enterprises, Inc.
1.750%, due 12/01/31[2,4]	81,000	58,176
6.750%, due 06/15/30[2,4]	227,000	371,794
Etsy, Inc.
0.125%, due 09/01/27[2]	126,000	118,497
0.250%, due 06/15/28[2]	495,000	446,954
Evergy, Inc.
4.500%, due 12/15/27[2]	844,000	1,137,847
Fastly, Inc.
0.000%, due 12/15/30[2,4,5]	351,000	648,234
7.750%, due 06/01/28[2]	70,000	118,854
Five9, Inc.
1.000%, due 03/15/29[2]	42,000	36,205
Fluence Energy, Inc.
2.250%, due 06/15/30[2]	148,000	142,210
Fluor Corp.
1.125%, due 08/15/29[2]	567,000	757,126
Freshpet, Inc.
3.000%, due 04/01/28[2]	204,000	249,857
Galaxy Digital Holdings LP
2.500%, due 12/01/29[2,4]	750,000	1,052,640
3.000%, due 12/15/26[2,4]	500,000	557,475
GameStop Corp.
0.000%, due 06/15/32[2,4,5]	503,000	543,175
Granite Construction, Inc.
3.750%, due 05/15/28[2]	399,000	1,174,532
Green Plains, Inc.
2.250%, due 03/15/27[2]	15,000	15,103
5.250%, due 11/01/30[2]	22,000	32,093
Greenbrier Cos., Inc.
2.875%, due 04/15/28[2]	354,000	397,715

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[3]		Value
Corporate bonds —(continued)
United States—(continued)
Groupon, Inc.
Series UNRS,
4.875%, due 06/30/30[2]		37,000	$32,204
Guardant Health, Inc.
0.000%, due 11/15/27[2,5]		951,000	967,148
Guidewire Software, Inc.
1.250%, due 11/01/29[2]		52,000	50,978
Haemonetics Corp.
2.500%, due 06/01/29[2]		220,000	212,140
HAT Holdings I LLC/HAT Holdings II LLC
3.750%, due 08/15/28[2,4]		22,000	35,170
Herbalife Ltd.
4.250%, due 06/15/28[2]		99,000	125,252
Hims & Hers Health, Inc.
0.000%, due 05/15/30[2,4,5]		41,000	33,612
Indivior Pharmaceuticals, Inc.
0.625%, due 03/15/31[2,4]		8,000	9,216
Inotiv, Inc.
3.250%, due 10/15/27[2]		298,000	66,437
InterDigital, Inc.
3.500%, due 06/01/27[2]		893,000	3,429,950
Intuitive Machines, Inc.
2.500%, due 10/01/30[2,4]		385,000	862,519
Ionis Pharmaceuticals, Inc.
0.000%, due 12/01/30[2,4,5]		8,000	8,258
1.750%, due 06/15/28[2]		40,000	59,472
Itron, Inc.
1.375%, due 07/15/30[2]		41,000	40,662
JBT Marel Corp.
0.375%, due 09/15/30[4]		41,000	38,638
JPMorgan Chase & Co.
0.000%, due 01/28/41[5]	ZAR	4,400,000	58,643
Kite Realty Group LP
0.750%, due 04/01/27[2,4]		31,000	35,263
Lantheus Holdings, Inc.
2.625%, due 12/15/27[2]		306,000	390,661
LCI Industries
3.000%, due 03/01/30[2]		41,000	48,467
LeMaitre Vascular, Inc.
2.500%, due 02/01/30[2]		37,000	42,020
Liberty Interactive LLC

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[3]	Value
Corporate bonds—(continued)
United States—(continued)
3.750%, due 02/15/30[2]	955,000	$53,636
4.000%, due 11/15/29[2]	161,000	7,639
Liberty Live Holdings, Inc.
2.375%, due 09/30/53[2,4]	577,000	944,959
Life360, Inc.
0.000%, due 06/01/30[2,4,5]	49,000	46,013
Ligand Pharmaceuticals, Inc.
0.750%, due 10/01/30[2,4]	90,000	121,855
LivaNova PLC
2.500%, due 03/15/29[2]	225,000	254,934
Live Nation Entertainment, Inc.
3.125%, due 01/15/29[2]	39,000	60,480
Lumentum Holdings, Inc.
0.375%, due 03/15/32[2,4]	411,000	2,005,438
0.500%, due 06/15/28[2]	34,000	234,091
Lyft, Inc.
0.000%, due 09/15/30[2,4,5]	210,000	204,159
0.625%, due 03/01/29[2]	285,000	296,765
MACOM Technology Solutions Holdings, Inc.
0.000%, due 12/15/29[2,5]	108,000	189,972
Match Group Financeco 3, Inc.
2.000%, due 01/15/30[2,4]	86,000	77,800
Merit Medical Systems, Inc.
3.000%, due 02/01/29[2]	26,000	27,496
Meritage Homes Corp.
1.750%, due 05/15/28[2]	17,000	16,565
MGP Ingredients, Inc.
1.875%, due 11/15/41[2]	302,000	290,522
Microchip Technology, Inc.
0.000%, due 02/15/30[2,4,5]	122,000	138,840
0.750%, due 06/01/30[2]	791,000	856,424
Mirion Technologies, Inc.
0.250%, due 06/01/30[2,4]	412,000	461,836
Mirum Pharmaceuticals, Inc.
4.000%, due 05/01/29[2]	591,000	1,854,523
MKS, Inc.
1.250%, due 06/01/30[2]	738,000	1,436,133

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[3]	Value
Corporate bonds—(continued)
United States—(continued)
NCL Corp. Ltd.
0.750%, due 09/15/30[2,4]	41,000	$38,229
0.875%, due 04/15/30[2]	25,000	26,492
1.125%, due 02/15/27[2]	268,000	258,980
Nutanix, Inc.
0.250%, due 10/01/27[2]	21,000	21,980
0.500%, due 12/15/29[2]	350,000	321,778
Oddity Finance LLC
0.000%, due 06/15/30[2,4,5]	287,000	202,325
Omnicell, Inc.
1.000%, due 12/01/29[2]	37,000	39,216
ON Semiconductor Corp.
0.000%, due 05/01/27[2,5]	81,000	156,086
0.500%, due 03/01/29[2]	733,000	886,585
Opendoor Technologies, Inc.
7.000%, due 05/15/30[2]	144,000	536,579
Ormat Technologies, Inc.
Series B,
0.000%, due 03/15/31[2,4,5]	220,000	233,418
Series A,
1.500%, due 03/15/31[2,4]	204,000	217,595
Oscar Health, Inc.
2.250%, due 09/01/30[2,4]	41,000	45,478
OSI Systems, Inc.
0.500%, due 02/01/31[2,4]	491,000	519,674
2.250%, due 08/01/29[2]	315,000	511,947
Pacira BioSciences, Inc.
2.125%, due 05/15/29[2]	248,000	248,742
Pagaya Technologies Ltd.
6.125%, due 10/01/29[2]	302,000	385,204
PagerDuty, Inc.
1.500%, due 10/15/28[2]	19,000	17,314
PAR Technology Corp.
4.000%, due 03/15/31[2,4]	82,000	86,713
Parsons Corp.
2.625%, due 03/01/29[2]	243,000	237,974
Patrick Industries, Inc.
1.750%, due 12/01/28[2]	408,000	606,704
Peloton Interactive, Inc.
5.500%, due 12/01/29[2]	11,000	16,921
Penguin Solutions, Inc.
2.000%, due 02/01/29[2]	385,000	605,844
2.000%, due 08/15/30[2]	480,000	628,565
Pitney Bowes, Inc.
1.500%, due 08/15/30[2,4]	41,000	49,632

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[3]	Value
Corporate bonds—(continued)
United States—(continued)
Planet Labs PBC
0.500%, due 10/15/30[2,4]	562,000	$1,763,410
Plug Power, Inc.
6.750%, due 12/01/33[2,4]	139,000	193,772
Porch Group, Inc.
6.750%, due 10/01/28[2,4]	55,000	55,699
Progress Software Corp.
3.500%, due 03/01/30[2]	29,000	26,522
PTC Therapeutics, Inc.
1.500%, due 09/15/26[2]	656,000	828,108
Rapid7, Inc.
0.250%, due 03/15/27[2]	25,000	23,562
RealReal, Inc.
4.000%, due 02/15/31[2,4]	429,000	608,283
Repligen Corp.
1.000%, due 12/15/28[2]	251,000	245,893
Riot Platforms, Inc.
0.750%, due 01/15/30[2]	190,000	268,550
Rivian Automotive, Inc.
4.625%, due 03/15/29[2]	35,000	40,115
Rubrik, Inc.
0.000%, due 06/15/30[2,4,5]	81,000	72,655
Sarepta Therapeutics, Inc.
4.875%, due 09/01/30[2,4]	30,000	25,743
Seagate HDD Cayman
3.500%, due 06/01/28[2]	851,000	6,954,074
Semtech Corp.
0.000%, due 10/15/30[2,4,5]	15,000	19,818
1.625%, due 11/01/27[2]	287,000	808,981
Shift4 Payments, Inc.
0.500%, due 08/01/27[2]	200,000	189,020
Sirius XM Holdings, Inc.
3.750%, due 03/15/28[2]	17,000	18,599
Snap, Inc.
0.125%, due 03/01/28[2]	38,000	34,578
Snowflake, Inc.
0.000%, due 10/01/27[2,5]	106,000	118,966
0.000%, due 10/01/29[2,5]	246,000	284,654
SoFi Technologies, Inc.
0.000%, due 10/15/26[2,4,5]	42,000	42,718
1.250%, due 03/15/29[2,4]	796,000	1,472,377
SolarEdge Technologies, Inc.
2.250%, due 07/01/29[2]	429,000	655,156

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[3]	Value
Corporate bonds—(continued)
United States—(continued)
Solaris Energy Infrastructure, Inc.
0.250%, due 10/01/31[2]	41,000	$62,876
4.750%, due 05/01/30[2]	505,000	1,514,687
Spectrum Brands, Inc.
3.375%, due 06/01/29	41,000	41,703
Sphere Entertainment Co.
3.500%, due 12/01/28[2]	37,000	148,134
Stride, Inc.
1.125%, due 09/01/27[2]	883,000	1,645,859
Super Micro Computer, Inc.
0.000%, due 06/15/30[2,4,5]	396,000	317,203
2.250%, due 07/15/28[2]	41,000	37,950
3.500%, due 03/01/29[2]	42,000	36,693
Synaptics, Inc.
0.750%, due 12/01/31[2]	41,000	50,221
Tandem Diabetes Care, Inc.
Series 2024,
1.500%, due 03/15/29[2]	442,000	447,269
Tempus AI, Inc.
0.750%, due 07/15/30[2,4]	130,000	135,706
Terawulf, Inc.
1.000%, due 09/01/31[2,4]	82,000	159,543
2.750%, due 02/01/30[2,4]	985,000	2,691,266
Tetra Tech, Inc.
2.250%, due 08/15/28[2]	41,000	44,821
TransMedics Group, Inc.
1.500%, due 06/01/28[2]	555,000	723,942
Transocean International Ltd.
4.625%, due 09/30/29[2]	160,000	331,566
Travere Therapeutics, Inc.
2.250%, due 03/01/29[2]	247,000	372,829
Uber Technologies, Inc.
0.000%, due 05/15/28[2,4,5]	407,000	441,778
Series 2028,
0.875%, due 12/01/28	81,000	99,718
Ultra Clean Holdings, Inc.
0.000%, due 03/15/31[2,4,5]	37,000	45,586
Unity Software, Inc.
0.000%, due 11/15/26[2,5]	185,000	180,710
0.000%, due 03/15/30[2,5]	37,000	39,183
Upstart Holdings, Inc.
2.000%, due 10/01/29[2]	409,000	442,325
Upwork, Inc.
0.250%, due 08/15/26[2]	485,000	473,408
Varonis Systems, Inc.
1.000%, due 09/15/29[2]	371,000	338,634

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face
	amount[3]	Value
Corporate bonds—(continued)
United States—(continued)
Veeco Instruments, Inc.
2.875%, due 06/01/29[2]	459,000	$838,813
Viavi Solutions, Inc.
0.625%, due 03/01/31[2,4]	82,000	314,801
Vishay Intertechnology, Inc.
2.250%, due 09/15/30[2]	643,000	773,748
Wayfair, Inc.
3.250%, due 09/15/27[2]	681,000	827,238
3.500%, due 11/15/28[2]	371,000	552,464
Western Digital Corp.
3.000%, due 11/15/28[2]	1,323,000	15,240,960
WisdomTree, Inc.
3.250%, due 08/15/29[2]	90,000	136,434
4.500%, due 10/01/31[2,4]	320,000	357,808
Wolfspeed, Inc.
3.500%, due 03/15/31[2,4]	20,000	32,797
Workiva, Inc.
1.250%, due 08/15/28[2]	42,000	38,816
Xometry, Inc.
0.750%, due 06/15/30[2,4]	128,000	174,589
1.000%, due 02/01/27[2]	428,000	504,223
Ziff Davis, Inc.
3.625%, due 03/01/28[2,4]	153,000	149,370
Zoetis, Inc.
0.250%, due 06/15/29[2,4]	111,000	109,937
Zscaler, Inc.
0.000%, due 07/15/28[2,4,5]	98,000	88,527
		117,872,662
Total corporate bonds
(cost—$110,690,325)		138,682,464

Non-U.S. government agency obligations—0.5%
Mexico—0.5%
Mexico Bonos
8.500%, due 03/02/28
(cost—$1,410,227)	26,270,000	1,524,106

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Short term investments—50.0%
Investment companies—39.1%
State Street Institutional U.S. Government Money Market Fund, 3.596%[9] (cost—$105,038,283)	105,038,283	$105,038,283

	Face amount[3]
Short-term U.S. Treasury obligations—10.9%
U.S. Treasury Bills
3.587%, due 07/09/26[9]	900,000	894,004
3.614%, due 05/05/26[9]	400,000	399,843
3.626%, due 07/16/26[9]	910,000	903,230
3.626%, due 07/16/26[9]	505,000	501,245
3.637%, due 05/05/26[9]	310,000	309,878
3.637%, due 07/02/26[9]	1,005,000	998,873
3.643%, due 07/09/26[9]	400,000	397,281
3.658%, due 07/02/26[9]	1,415,000	1,406,335
3.661%, due 05/28/26[2,9]	1,310,000	1,306,483
3.668%, due 09/24/26[9]	1,200,000	1,182,665
3.672%, due 06/04/26[9]	900,000	896,947
3.675%, due 09/24/26[9]	2,030,000	2,000,679
3.679%, due 06/30/26[9]	900,000	894,620
3.681%, due 06/30/26[9]	100,000	99,402
3.687%, due 07/16/26[9]	800,000	793,912
3.690%, due 06/11/26[2,9]	1,995,000	1,986,803
3.692%, due 08/11/26[9]	400,000	395,916
3.693%, due 06/04/26[9]	500,000	498,293
3.694%, due 08/18/26[2,9]	1,000,000	989,095
3.695%, due 07/02/26[9]	1,800,000	1,788,801
3.695%, due 09/24/26[9]	300,000	295,638
3.699%, due 08/11/26[9]	700,000	692,849
3.703%, due 07/16/26[9]	1,005,000	997,322
3.707%, due 07/09/26[9]	2,620,000	2,601,809
3.708%, due 10/15/26[2,9]	1,320,000	1,298,002
3.712%, due 10/08/26[2,9]	1,320,000	1,298,898
3.727%, due 07/21/26[2,9]	3,435,000	3,406,925
Total short-term U.S. Treasury obligations (cost—$29,235,748)		29,235,748

	Number of contracts	Notional amount
Equity options purchased—0.7%
Call options—0.3%
BlackLine, Inc., strike @37.500, expires 05/15/26 (Counterparty: MKM)	8	$300	200

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of contracts	Notional amount	Value
Equity options purchased—(continued)
Call options—(continued)
Bridgebio Pharma, Inc., strike @80.000, expires 05/15/26 (Counterparty: OCC)	8	$640	$720
EURO STOXX 50 Index, strike @6,000.000, expires 05/15/26 (Counterparty: JPMCB)	46	276,000	19,436
EURO STOXX 50 Index, strike @5,900.000, expires 09/18/26 (Counterparty: JPMCB)	113	666,700	318,294
EURO STOXX 50 Index, strike @5,900.000, expires 12/18/26 (Counterparty: JPMCB)	113	666,700	424,126
Galaxy Digital, Inc., strike @25.000, expires 05/15/26 (Counterparty: MCM)	1	25	305
HKG Hang Seng China Enterprises Index Futures, strike @9,800.000, expires 06/18/26 (Counterparty: JPMCB)	23	225,400	2,790
indie Semiconductor, Inc., strike @5.500, expires 05/15/26 (Counterparty: Seaport Group Securities LLC)	15	83	300
indie Semiconductor, Inc., strike @4.000, expires 05/15/26 (Counterparty: MCM)	4	16	320
iShares Expanded Tech-Software Sector ETF, strike @86.500, expires 05/01/26 (Counterparty: OCC)	23	1,989	46
SPDR Gold Shares, strike @520.000, expires 06/18/26 (Counterparty: JPMCB)	17	8,840	1,054
SPDR Gold Shares, strike @485.000, expires 06/18/26 (Counterparty: JPMCB)	17	8,245	2,856

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of contracts	Notional amount	Value
Equity options purchased—(continued)
Call options—(continued)
SPDR Gold Shares, strike @500.000, expires 06/18/26 (Counterparty: JPMCB)	17	$8,500	$1,768
STOXX Europe 600 Basic Resources Index, strike @805.000, expires 06/19/26 (Counterparty: JPMCB)	53	42,665	83,352
Total			855,567

Put options—0.4%
CME E-mini NASDAQ 100 Index Futures, strike @26,000.000, expires 06/18/26 (Counterparty: MSCI)	1	26,000	6,400
CME E-mini S&P 500 Index Futures, strike @6,500.000, expires 06/18/26 (Counterparty: MSCI)	34	221,000	45,475
CME E-mini S&P 500 Index Futures, strike @6,800.000, expires 06/18/26 (Counterparty: MSCI)	70	476,000	178,500
CME E-mini S&P 500 Index Futures, strike @7,000.000, expires 09/18/26 (Counterparty: MSCI)	2	14,000	19,050
EURO STOXX 50 Index, strike @5,500.000, expires 09/18/26 (Counterparty: JPMCB)	185	1,017,500	389,957
EURO STOXX 50 Index, strike @5,400.000, expires 12/18/26 (Counterparty: JPMCB)	185	999,000	396,254
iShares Russell 2000 ETF, strike @268.000, expires 05/01/26 (Counterparty: BNP)	46	12,328	138
Penguin Solutions, Inc., strike @30.000, expires 05/15/26 (Counterparty: OCC)	5	150	600

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of contracts	Notional amount	Value
Equity options purchased—(continued)
Put options—(continued)
State Street SPDR S&P 500 ETF Trust, strike @668.000, expires 05/08/26 (Counterparty: OCC)	37	$24,716	$629
State Street SPDR S&P 500 ETF Trust, strike @685.000, expires 05/15/26 (Counterparty: OCC)	41	28,085	5,453
Total			1,042,456
Total Equity options purchased (cost—$2,508,738)			1,898,023

Foreign exchange options purchased—0.6%
Call options—0.1%
Call EUR vs. Put USD, strike @1.425, expires 07/03/26 (Counterparty: JPMCB)	287,000	408,975	42
Call MXN vs. Put JPY, strike @8.880, expires 07/06/26 (Counterparty: JPMCB)	1,396,000	12,396,480	46,400
Call GBP vs. Put USD, strike @1.575, expires 09/14/26 (Counterparty: JPMCB)	75,000	118,125	287
Call USD vs. Put BRL, strike @6.350, expires 06/12/26 (Counterparty: JPMCB)	71,000	450,850	161
Call USD vs. Put CAD, strike @1.415, expires 03/25/27 (Counterparty: JPMCB)	72,000	101,880	9,368
Call AUD vs. Put CAD, strike @0.958, expires 10/08/27 (Counterparty: JPMCB)	72,000	68,940	24,310
Call AUD vs. Put NZD, strike @1.360, expires 06/28/27 (Counterparty: BB)	1,435,000	1,951,600	24,205
Call USD vs. Put CNY, strike @7.130, expires 10/12/27 (Counterparty: JPMCB)	53,000	377,890	2,824

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Call options—(continued)
Call USD vs. Put CNY, strike @7.120, expires 11/05/27 (Counterparty: JPMCB)	95,000	$676,400	$5,371
Call USD vs. Put CNY, strike @7.100, expires 12/30/26 (Counterparty: JPMCB)	58,000	411,800	2,234
Call EUR vs. Put BRL, strike @7.350, expires 06/26/26 (Counterparty: JPMCB)	49,000	360,150	202
Call AUD vs. Put CAD, strike @1.049, expires 01/08/27 (Counterparty: JPMCB)	225,000	235,980	10,113
Call USD vs. Put BRL, strike @6.150, expires 05/29/26 (Counterparty: JPMCB)	58,000	356,700	70
Call NZD vs. Put USD, strike @0.750, expires 01/29/27 (Counterparty: JPMCB)	257,000	192,750	891
Call AUD vs. Put USD, strike @0.840, expires 01/29/27 (Counterparty: JPMCB)	445,000	373,800	8,221
Call EUR vs. Put GBP, strike @0.950, expires 06/09/26 (Counterparty: JPMCB)	127,000	120,650	61
Call EUR vs. Put GBP, strike @0.900, expires 06/04/26 (Counterparty: JPMCB)	645,000	580,500	54
Call EUR vs. Put CHF, strike @0.933, expires 08/28/26 (Counterparty: JPMCB)	16,000	14,928	2,715
Call AUD vs. Put NZD, strike @1.228, expires 05/08/26 (Counterparty: JPMCB)	62,000	76,105	7,847
Call USD vs. Put MXN, strike @20.300, expires 02/12/27 (Counterparty: JPMCB)	100,000	2,030,000	10,483

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Call options—(continued)
Call EUR vs. Put HUF, strike @505.000, expires 03/31/28 (Counterparty: JPMCB)	83,000	$41,915,000	$5,230
Call USD vs. Put BRL, strike @6.750, expires 12/18/26 (Counterparty: JPMCB)	84,000	567,000	3,860
Call USD vs. Put MXN, strike @20.250, expires 09/30/26 (Counterparty: JPMCB)	67,000	1,356,750	3,333
Call EUR vs. Put GBP, strike @0.890, expires 06/25/26 (Counterparty: JPMCB)	1,697,000	1,510,330	1,522
Call EUR vs. Put USD, strike @1.230, expires 09/28/26 (Counterparty: JPMCB)	1,577,000	1,939,710	6,968
Call USD vs. Put BRL, strike @6.720, expires 04/06/27 (Counterparty: JPMCB)	93,000	624,960	8,019
Call USD vs. Put ILS, strike @3.380, expires 01/21/27 (Counterparty: JPMCB)	97,000	327,860	5,607
Call EUR vs. Put CZK, strike @25.350, expires 02/08/27 (Counterparty: JPMCB)	83,000	2,104,050	9,591
Call USD vs. Put CHF, strike @0.835, expires 02/22/27 (Counterparty: JPMCB)	115,000	96,025	8,174
Call EUR vs. Put HUF, strike @390.000, expires 06/04/26 (Counterparty: JPMCB)	49,000	19,110,000	1,796
Call USD vs. Put CAD, strike @1.420, expires 03/29/27 (Counterparty: JPMCB)	146,000	207,320	17,268
Call USD vs. Put THB, strike @34.000, expires 07/22/26 (Counterparty: JPMCB)	49,000	1,666,000	6,215

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Call options—(continued)
Call USD vs. Put THB, strike @35.000, expires 10/21/26 (Counterparty: JPMCB)	49,000	$1,715,000	$4,584
Call AUD vs. Put SEK, strike @7.150, expires 04/28/28 (Counterparty: JPMCB)	109,000	779,350	10,682
Total			248,708

Put options—0.5%
Call JPY vs. Put USD, strike @110.000, expires 12/02/26 (Counterparty: JPMCB)	292,000	32,120,000	449
Call JPY vs. Put USD, strike @110.000, expires 12/02/26 (Counterparty: JPMCB)	47,000	5,170,000	72
Call BRL vs. Put USD, strike @5.600, expires 08/11/26 (Counterparty: JPMCB)	130,000	728,000	116,606
Call BRL vs. Put USD, strike @5.600, expires 05/11/26 (Counterparty: JPMCB)	130,000	728,000	129,812
Call KRW vs. Put USD, strike @1,050.000, expires 05/07/26 (Counterparty: JPMCB)	344,000	361,200,000	0
Call JPY vs. Put USD, strike @127.000, expires 05/12/27 (Counterparty: JPMCB)	153,000	19,431,000	4,825
Call MXN vs. Put USD, strike @17.300, expires 05/13/26 (Counterparty: JPMCB)	30,000	519,000	8,697
Call SGD vs. Put GBP, strike @1.600, expires 05/21/26 (Counterparty: JPMCB)	63,000	100,800	25
USD/TRY vs. EURCMS30 Index, strike @63.000, expires 09/29/27 (Counterparty: JPMCB)	100,000	6,300,000	16,127

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
Call COP vs. Put USD, strike @4,025.000, expires 09/01/26 (Counterparty: JPMCB)	24,000	$96,600,000	$18,992
Call HUF vs. Put EUR, strike @366.000, expires 12/08/26 (Counterparty: JPMCB)	76,000	27,816,000	40,028
Call HUF vs. Put EUR, strike @351.000, expires 12/18/26 (Counterparty: JPMCB)	167,000	58,617,000	38,549
Call BRL vs. Put USD, strike @4.550, expires 09/17/27 (Counterparty: JPMCB)	60,000	273,000	6,009
Call BRL vs. Put USD, strike @4.820, expires 09/23/27 (Counterparty: JPMCB)	71,000	342,220	13,371
Call TRY vs. Put USD, strike @59.550, expires 09/24/27 (Counterparty: JPMCB)	72,000	4,287,600	18,041
Call MXN vs. Put USD, strike @16.850, expires 09/25/26 (Counterparty: JPMCB)	31,000	522,350	6,582
Call KRW vs. Put USD, strike @1,310.000, expires 06/29/26 (Counterparty: JPMCB)	53,000	69,430,000	169
EUR/ZAR vs. EURCMS30 Index, strike @1,940.000, expires 10/06/28 (Counterparty: MSCI)	76,000	147,440,000	8,987
BRL/JPY vs. EUSA30 Index, strike @26,437.000, expires 10/09/28 (Counterparty: CITI)	85,000	2,247,145,000	24,412
Call HUF vs. Put EUR, strike @361.000, expires 10/12/27 (Counterparty: JPMCB)	6,000	2,166,000	2,201

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
Call BRL vs. Put USD, strike @4.760, expires 10/19/27 (Counterparty: JPMCB)	80,000	$380,800	$13,089
Call CLP vs. Put USD, strike @863.000, expires 08/07/26 (Counterparty: JPMCB)	11,000	9,493,000	2,896
Call USD vs. Put NZD, strike @0.565, expires 08/07/26 (Counterparty: JPMCB)	63,000	35,595	5,183
Call USD vs. Put NZD, strike @0.530, expires 08/28/26 (Counterparty: JPMCB)	68,000	36,040	1,154
Call CLP vs. Put USD, strike @866.000, expires 05/15/26 (Counterparty: JPMCB)	11,000	9,526,000	861
Call BRL vs. Put USD, strike @4.890, expires 05/28/26 (Counterparty: JPMCB)	7,000	34,230	1,993
Call MXN vs. Put EUR, strike @20.030, expires 07/22/26 (Counterparty: JPMCB)	25,000	500,750	4,194
Call BRL vs. Put USD, strike @5.160, expires 12/18/26 (Counterparty: JPMCB)	11,000	56,760	5,255
Call BRL vs. Put USD, strike @4.870, expires 06/16/27 (Counterparty: JPMCB)	29,000	141,230	6,628
Call JPY vs. Put USD, strike @152.550, expires 05/28/26 (Counterparty: JPMCB)	31,000	4,729,050	4,198
Call BRL vs. Put CAD, strike @3.900, expires 12/17/27 (Counterparty: JPMCB)	120,000	468,000	27,779
Call PLN vs. Put EUR, strike @4.210, expires 07/10/26 (Counterparty: JPMCB)	27,000	113,670	6,612

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
Call JPY vs. Put USD, strike @133.000, expires 01/18/28 (Counterparty: JPMCB)	56,000	$7,448,000	$6,358
Call COP vs. Put USD, strike @3,855.000, expires 12/17/27 (Counterparty: JPMCB)	35,000	134,925,000	10,106
Call ZAR vs. Put USD, strike @15.310, expires 05/05/27 (Counterparty: JPMCB)	59,000	903,290	8,821
Call JPY vs. Put USD, strike @135.000, expires 10/26/26 (Counterparty: JPMCB)	581,000	78,435,000	15,361
Call JPY vs. Put USD, strike @137.000, expires 09/30/26 (Counterparty: JPMCB)	571,000	78,227,000	15,842
Call CNY vs. Put USD, strike @6.650, expires 07/27/26 (Counterparty: JPMCB)	846,000	5,625,900	60,229
Call JPY vs. Put USD, strike @133.500, expires 03/17/27 (Counterparty: JPMCB)	71,000	9,478,500	3,766
Call CAD vs. Put USD, strike @1.310, expires 05/22/26 (Counterparty: JPMCB)	285,000	373,350	1,294
Call KRW vs. Put USD, strike @1,403.000, expires 10/28/26 (Counterparty: JPMCB)	83,000	116,449,000	19,720
Call PLN vs. Put EUR, strike @4.100, expires 08/12/26 (Counterparty: JPMCB)	58,000	237,800	1,642
Call HUF vs. Put EUR, strike @350.000, expires 08/13/26 (Counterparty: JPMCB)	31,000	10,850,000	4,326
Call CNY vs. Put USD, strike @6.730, expires 07/15/26 (Counterparty: JPMCB)	33,000	222,090	6,757

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
Call BRL vs. Put CHF, strike @6.650, expires 02/22/28 (Counterparty: JPMCB)	66,000	$438,900	$16,973
Call HUF vs. Put EUR, strike @350.000, expires 08/24/26 (Counterparty: JPMCB)	767,000	268,450,000	2,368
Call CNY vs. Put USD, strike @6.570, expires 02/26/27 (Counterparty: JPMCB)	84,000	551,880	19,868
Call HUF vs. Put EUR, strike @363.000, expires 03/03/28 (Counterparty: JPMCB)	72,000	26,136,000	26,322
Call HUF vs. Put EUR, strike @353.000, expires 03/06/28 (Counterparty: JPMCB)	62,000	21,886,000	16,303
Call AUD vs. Put GBP, strike @1.600, expires 03/11/27 (Counterparty: JPMCB)	338,000	540,800	6,454
Call INR vs. Put USD, strike @90.500, expires 07/28/26 (Counterparty: JPMCB)	84,000	7,602,000	1,223
Call ZAR vs. Put USD, strike @15.310, expires 04/08/27 (Counterparty: JPMCB)	53,000	811,430	7,736
Call AUD vs. Put EUR, strike @1.550, expires 10/30/26 (Counterparty: JPMCB)	87,000	134,850	8,645
Call MXN vs. Put USD, strike @17.010, expires 02/12/27 (Counterparty: JPMCB)	13,000	221,130	3,810
Call CLP vs. Put USD, strike @863.000, expires 10/21/26 (Counterparty: JPMCB)	44,000	37,972,000	13,715
Call AUD vs. Put EUR, strike @1.530, expires 03/17/27 (Counterparty: JPMCB)	83,000	126,990	8,539

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
Call HUF vs. Put EUR, strike @350.000, expires 03/31/28 (Counterparty: JPMCB)	83,000	$29,050,000	$19,374
Call ZAR vs. Put USD, strike @16.150, expires 02/22/27 (Counterparty: JPMCB)	53,000	855,950	16,240
Call HUF vs. Put EUR, strike @360.000, expires 07/03/26 (Counterparty: JPMCB)	11,000	3,960,000	4,398
Call COP vs. Put USD, strike @3,550.000, expires 10/08/26 (Counterparty: JPMCB)	66,000	234,300,000	16,926
Call INR vs. Put USD, strike @93.750, expires 02/18/27 (Counterparty: JPMCB)	74,000	6,937,500	11,186
Call HUF vs. Put EUR, strike @3.700, expires 10/09/26 (Counterparty: JPMCB)	79,000	292,300	51,017
Call HUF vs. Put EUR, strike @357.000, expires 08/28/26 (Counterparty: JPMCB)	57,000	20,349,000	18,542
Call HUF vs. Put EUR, strike @355.000, expires 12/08/26 (Counterparty: JPMCB)	67,000	23,785,000	20,203
Call CNY vs. Put USD, strike @6.530, expires 11/17/26 (Counterparty: JPMCB)	119,000	777,070	10,849
Call HUF vs. Put EUR, strike @348.000, expires 06/04/26 (Counterparty: JPMCB)	143,000	49,764,000	2,137
Call HUF vs. Put EUR, strike @348.000, expires 05/20/26 (Counterparty: JPMCB)	143,000	49,764,000	487
Call HUF vs. Put EUR, strike @348.000, expires 06/18/26 (Counterparty: JPMCB)	143,000	49,764,000	4,799

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
Call COP vs. Put USD, strike @3,515.000, expires 01/28/27 (Counterparty: JPMCB)	95,000	$333,925,000	$18,268
Call USD vs. Put EUR, strike @1.146, expires 05/28/26 (Counterparty: JPMCB)	68,000	77,894	5,424
Call USD vs. Put EUR, strike @1.141, expires 07/10/26 (Counterparty: JPMCB)	45,000	51,345	5,693
Call HUF vs. Put EUR, strike @339.000, expires 05/25/27 (Counterparty: JPMCB)	163,000	55,257,000	19,875
Call HUF vs. Put EUR, strike @339.000, expires 11/30/27 (Counterparty: JPMCB)	163,000	55,257,000	23,006
Call BRL vs. Put USD, strike @4.820, expires 04/12/28 (Counterparty: JPMCB)	154,000	742,280	24,446
Call BRL vs. Put USD, strike @5.000, expires 05/11/26 (Counterparty: JPMCB)	2,770,000	13,850,000	15,983
Call HUF vs. Put EUR, strike @353.000, expires 09/23/26 (Counterparty: JPMCB)	112,000	39,536,000	26,532
Call BRL vs. Put USD, strike @5.035, expires 12/08/27 (Counterparty: JPMCB)	53,000	266,855	13,528
Call USD vs. Put EUR, strike @1.130, expires 09/10/26 (Counterparty: JPMCB)	390,000	440,700	47,837
Call HUF vs. Put EUR, strike @350.000, expires 10/15/26 (Counterparty: JPMCB)	112,000	39,200,000	21,234
Call USD vs. Put EUR, strike @1.143, expires 08/28/26 (Counterparty: JPMCB)	34,000	38,862	6,176

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
Call COP vs. Put USD, strike @3,270.000, expires 10/20/26 (Counterparty: JPMCB)	176,000	$575,520,000	$10,359
Call CNY vs. Put USD, strike @6.820, expires 05/11/26 (Counterparty: JPMCB)	2,904,000	19,805,280	3,038
Call COP vs. Put USD, strike @3,425.000, expires 01/12/27 (Counterparty: JPMCB)	78,000	267,150,000	10,707
Call JPY vs. Put AUD, strike @107.280, expires 08/11/26 (Counterparty: JPMCB)	100,000	10,728,000	12,144
Total			1,260,382
Total foreign exchange options purchased (cost—$1,650,479)			1,509,090

Options Purchased—0.0%†
Call options— 0.0%†
3 Month Euro Euribor Futures, strike @98.125, expires 09/14/26 (Counterparty: MSCI)	152,500	5,986	1,342
(cost—$10,035)
Total Investments before Investments Sold Short—134.0% (cost—$325,386,849)			359,670,258

	Number of shares
Investments sold short—(49.1%)
Common stocks—(45.1%)
Australia—(1.6%)
IREN Ltd.	(96,482)	(4,390,896)

Belgium—(0.1%)
Anheuser-Busch InBev SA, ADR	(1,970)	(148,834)

Cameroon—(0.0%)†
Golar LNG Ltd.	(967)	(53,175)

Canada—(0.8%)
B2Gold Corp.	(52,997)	(238,486)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Canada—(continued)
BlackBerry Ltd.	(17,852)	$(96,401)
Denison Mines Corp.	(52,611)	(201,500)
Endeavour Silver Corp.	(2,368)	(21,857)
Equinox Gold Corp.	(80,788)	(1,127,800)
First Majestic Silver Corp.	(3,337)	(65,772)
Fortuna Mining Corp.	(41,292)	(398,468)
Premium Brands Holdings Corp.	(55)	(3,452)
		(2,153,736)
China—(1.6%)
Alibaba Group Holding Ltd.	(7,496)	(988,572)
H World Group Ltd.	(1,006)	(51,950)
indie Semiconductor, Inc.	(36,068)	(162,667)
Lenovo Group Ltd.	(389,800)	(586,151)
NIO, Inc.	(2,428)	(15,515)
Ping An Insurance Group Co. of China Ltd.	(189,900)	(1,543,526)
Silvercorp Metals, Inc.	(65,210)	(781,868)
Trip.com Group Ltd.	(1,284)	(69,605)
		(4,199,854)
Germany—(0.0%)†
Mercedes-Benz Group AG	(2,486)	(144,909)

India—(0.0%)†
MakeMyTrip Ltd.	(201)	(9,489)

Israel—(0.0%)†
Camtek Ltd.	(446)	(85,596)
Check Point Software Technologies Ltd.	(22)	(2,474)
Oddity Tech Ltd.	(1,170)	(16,755)
Wix.com Ltd.	(101)	(7,544)
		(112,369)
Netherlands—(2.1%)
Nebius Group NV	(39,396)	(5,445,709)
Pharming Group NV	(124,756)	(210,687)
		(5,656,396)
Norway—(0.1%)
Frontline PLC	(2,892)	(105,529)
T1 Energy, Inc.	(12,492)	(59,962)
		(165,491)
Singapore—(0.0%)†
Grab Holdings Ltd., Class A	(3,422)	(13,072)

Switzerland—(0.1%)
CRISPR Therapeutics AG	(3,192)	(167,069)

United States—(38.7%)
3M Co.	(1,082)	(158,535)
A10 Networks, Inc.	(1,359)	(36,258)
ADTRAN Holdings, Inc.	(26,090)	(461,532)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Advanced Energy Industries, Inc.	(3,039)	$(1,166,702)
Affirm Holdings, Inc.	(265)	(17,034)
Akamai Technologies, Inc.	(12,951)	(1,333,694)
Alarm.com Holdings, Inc.	(104)	(4,619)
Alexandria Real Estate Equities, Inc.	(2,429)	(98,399)
Alphatec Holdings, Inc.	(422)	(4,119)
Ameren Corp.	(1,652)	(187,750)
American Water Works Co., Inc.	(2,797)	(359,191)
Amkor Technology, Inc.	(1,556)	(108,531)
ANI Pharmaceuticals, Inc.	(154)	(12,235)
APA Corp.	(2,559)	(104,228)
Applied Digital Corp.	(69,871)	(2,393,082)
Applied Optoelectronics, Inc.	(16,853)	(2,769,959)
Array Technologies, Inc.	(3,352)	(25,944)
Arrowhead Pharmaceuticals, Inc.	(376)	(27,628)
AST SpaceMobile, Inc.	(1,786)	(131,985)
Astronics Corp.	(1,644)	(117,382)
Atlas Energy Solutions, Inc.	(4,661)	(81,008)
Aurora Innovation, Inc.	(26,913)	(158,248)
Automatic Data Processing, Inc.	(1,924)	(407,773)
AvalonBay Communities, Inc.	(788)	(144,204)
Avnet, Inc.	(173)	(14,274)
Bill Holdings, Inc.	(456)	(17,328)
Bitdeer Technologies Group	(4,115)	(46,458)
BlackLine, Inc.	(354)	(11,063)
BlackSky Technology, Inc.	(2,956)	(104,879)
Bloom Energy Corp.	(56,659)	(16,054,894)
Box, Inc.	(1,359)	(32,888)
Bridgebio Pharma, Inc.	(14,709)	(1,045,957)
Camden Property Trust	(1,321)	(138,731)
CenterPoint Energy, Inc.	(4,502)	(196,512)
Cheesecake Factory, Inc.	(1,461)	(91,853)
Chefs’ Warehouse, Inc.	(327)	(25,375)
Cipher Digital, Inc.	(105,545)	(1,872,368)
Cleanspark, Inc.	(4,201)	(52,639)
Clear Secure, Inc.	(2,530)	(135,077)
Clorox Co.	(981)	(94,608)
Cloudflare, Inc.	(1,804)	(369,766)
Cogent Biosciences, Inc.	(141)	(5,046)
Cohu, Inc.	(1,615)	(76,470)
Coinbase Global, Inc.	(83)	(15,585)
Collegium Pharmaceutical, Inc.	(525)	(17,708)
Compass, Inc.	(1,538)	(11,643)
Conagra Brands, Inc.	(6,830)	(98,011)
Core Scientific, Inc.	(65,628)	(1,312,560)
CoreWeave, Inc.	(3,961)	(442,048)
CorMedix, Inc.	(12,013)	(91,179)
Credit Acceptance Corp.	(157)	(79,271)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Cytokinetics, Inc.	(1,753)	$(112,139)
Darden Restaurants, Inc.	(2,003)	(401,722)
Datadog, Inc.	(720)	(95,177)
Dave, Inc.	(255)	(69,357)
Dexcom, Inc.	(23)	(1,370)
DHT Holdings, Inc.	(5,675)	(104,874)
Diamondback Energy, Inc.	(501)	(103,021)
DigitalOcean Holdings, Inc.	(17,934)	(1,729,376)
DoorDash, Inc.	(577)	(97,311)
Dow, Inc.	(5,051)	(204,515)
Dropbox, Inc.	(7,326)	(177,949)
Duke Energy Corp.	(3,751)	(485,942)
Eastman Kodak Co.	(3,836)	(51,134)
Encore Capital Group, Inc.	(4,437)	(367,250)
Energy Vault Holdings, Inc.	(6,965)	(32,109)
Enovis Corp.	(1,770)	(41,489)
Eos Energy Enterprises, Inc.	(44,048)	(295,122)
Evergy, Inc.	(12,648)	(1,047,760)
Fastly, Inc.	(23,696)	(598,442)
Fermi, Inc.	(8,064)	(41,368)
Fifth Third Bancorp	(3,877)	(196,797)
First Solar, Inc.	(585)	(118,106)
Fluence Energy, Inc.	(5,297)	(64,517)
Fluor Corp.	(9,614)	(512,907)
Freshpet, Inc.	(1,640)	(110,503)
Galaxy Digital, Inc.	(33,661)	(923,658)
GameStop Corp.	(12,081)	(301,421)
Granite Construction, Inc.	(8,495)	(1,164,410)
Green Plains, Inc.	(1,335)	(23,202)
Greenbrier Cos., Inc.	(3,524)	(173,099)
Groupon, Inc.	(275)	(3,908)
Guardant Health, Inc.	(2,763)	(240,602)
Guidewire Software, Inc.	(110)	(15,223)
HA Sustainable Infrastructure Capital, Inc.	(732)	(30,707)
Haemonetics Corp.	(621)	(37,316)
Herbalife Ltd.	(4,258)	(70,683)
Hims & Hers Health, Inc.	(385)	(10,460)
Honeywell International, Inc.	(699)	(149,817)
Illinois Tool Works, Inc.	(1,672)	(431,393)
Indivior Pharmaceuticals, Inc.	(148)	(5,443)
InterDigital, Inc.	(11,501)	(3,410,737)
Intuitive Machines, Inc.	(26,962)	(683,487)
Ionis Pharmaceuticals, Inc.	(683)	(51,061)
Itron, Inc.	(191)	(16,006)
JBT Marel Corp.	(111)	(13,109)
Kinder Morgan, Inc.	(9,931)	(326,432)
Kite Realty Group Trust	(1,035)	(27,076)
Kraft Heinz Co.	(7,564)	(171,400)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Lantheus Holdings, Inc.	(2,592)	$(219,335)
LCI Industries	(236)	(28,136)
LeMaitre Vascular, Inc.	(190)	(20,853)
Life360, Inc.	(394)	(16,977)
Ligand Pharmaceuticals, Inc.	(368)	(84,438)
LivaNova PLC	(1,984)	(119,238)
Live Nation Entertainment, Inc.	(5,306)	(838,030)
Lucid Group, Inc.	(5,128)	(32,665)
Lumentum Holdings, Inc.	(2,388)	(2,154,740)
Lyft, Inc.	(12,700)	(179,705)
MACOM Technology Solutions Holdings, Inc.	(544)	(153,196)
Marzetti Co.	(2,866)	(373,382)
Match Group, Inc.	(371)	(13,883)
McCormick & Co., Inc.	(1,840)	(93,546)
Merit Medical Systems, Inc.	(155)	(10,568)
Meritage Homes Corp.	(36)	(2,424)
Microchip Technology, Inc.	(3,971)	(368,946)
Mid-America Apartment Communities, Inc.	(1,057)	(136,543)
Mirion Technologies, Inc.	(12,741)	(251,635)
Mirum Pharmaceuticals, Inc.	(18,130)	(1,764,230)
MKS, Inc.	(4,330)	(1,228,637)
Mondelez International, Inc.	(4,590)	(282,010)
NiSource, Inc.	(4,748)	(229,233)
Nordic American Tankers Ltd.	(18,113)	(101,071)
Norwegian Cruise Line Holdings Ltd.	(2,124)	(38,614)
NuScale Power Corp.	(3,419)	(42,601)
Nutanix, Inc.	(2,079)	(85,010)
Oklo, Inc.	(558)	(40,455)
Old Dominion Freight Line, Inc.	(394)	(83,697)
Omnicell, Inc.	(391)	(16,195)
ON Semiconductor Corp.	(6,419)	(647,099)
Opendoor Technologies, Inc.	(88,056)	(473,741)
Oracle Corp.	(609)	(98,287)
Ormat Technologies, Inc.	(1,538)	(176,716)
Oscar Health, Inc.	(1,264)	(23,333)
OSI Systems, Inc.	(2,358)	(676,557)
Otis Worldwide Corp.	(1,995)	(155,371)
Pacira BioSciences, Inc.	(3,146)	(80,192)
Pagaya Technologies Ltd.	(18,779)	(260,840)
Palo Alto Networks, Inc.	(539)	(96,653)
PAR Technology Corp.	(3,003)	(40,360)
Parsons Corp.	(851)	(42,899)
Patrick Industries, Inc.	(5,390)	(501,270)
Paychex, Inc.	(4,271)	(395,623)
Peloton Interactive, Inc.	(2,009)	(10,949)
Penguin Solutions, Inc.	(28,575)	(868,966)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Pitney Bowes, Inc.	(2,301)	$(35,573)
Planet Labs PBC	(44,675)	(1,651,635)
Plug Power, Inc.	(41,346)	(129,413)
PPL Corp.	(4,404)	(164,886)
Progress Software Corp.	(49)	(1,365)
PTC Therapeutics, Inc.	(10,390)	(675,973)
QuantumScape Corp.	(7,972)	(58,116)
RealReal, Inc.	(34,308)	(407,922)
Repligen Corp.	(490)	(57,972)
ResMed, Inc.	(2,672)	(571,300)
Riot Platforms, Inc.	(10,694)	(184,365)
Rivian Automotive, Inc.	(1,270)	(20,828)
Rubrik, Inc.	(360)	(19,145)
Sarepta Therapeutics, Inc.	(325)	(6,786)
Seagate Technology Holdings PLC	(10,319)	(6,951,291)
Semtech Corp.	(7,535)	(791,552)
Shake Shack, Inc.	(3,972)	(406,971)
Sirius XM Holdings, Inc.	(257)	(6,924)
SL Green Realty Corp.	(9,066)	(384,489)
Snowflake, Inc.	(1,493)	(203,750)
SoFi Technologies, Inc.	(79,500)	(1,279,950)
SolarEdge Technologies, Inc.	(10,735)	(460,102)
Solaris Energy Infrastructure, Inc.	(18,413)	(1,359,616)
Southern Co.	(6,311)	(610,274)
Spectrum Brands Holdings, Inc.	(141)	(11,647)
Sphere Entertainment Co.	(1,017)	(144,872)
Stride, Inc.	(15,677)	(1,523,177)
Sunrun, Inc.	(5,475)	(69,697)
Super Micro Computer, Inc.	(5,882)	(161,167)
Synaptics, Inc.	(308)	(28,826)
Tandem Diabetes Care, Inc.	(7,011)	(136,890)
Tempus AI, Inc.	(1,037)	(57,533)
Terawulf, Inc.	(114,717)	(2,492,800)
Tetra Tech, Inc.	(538)	(17,388)
Texas Instruments, Inc.	(1,095)	(307,783)
Trane Technologies PLC	(311)	(153,180)
TransMedics Group, Inc.	(4,379)	(441,359)
Transocean Ltd.	(58,083)	(396,126)
Travere Therapeutics, Inc.	(6,052)	(254,910)
Uber Technologies, Inc.	(771)	(57,524)
Ultra Clean Holdings, Inc.	(358)	(27,978)
United Parcel Service, Inc.	(1,523)	(165,702)
United Rentals, Inc.	(104)	(99,823)
Unity Software, Inc.	(744)	(19,656)
Upstart Holdings, Inc.	(6,238)	(196,996)
Varonis Systems, Inc.	(2,483)	(65,303)
Veeco Instruments, Inc.	(13,948)	(695,308)
Viavi Solutions, Inc.	(5,735)	(300,514)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Vishay Intertechnology, Inc.	(15,559)	$(450,744)
Wayfair, Inc.	(13,868)	(886,581)
WEC Energy Group, Inc.	(3,160)	(372,690)
Wells Fargo & Co.	(1,811)	(148,919)
Western Digital Corp.	(35,066)	(15,236,878)
WisdomTree, Inc.	(16,913)	(287,521)
Wolfspeed, Inc.	(888)	(26,223)
Workiva, Inc.	(77)	(4,118)
Xometry, Inc.	(6,641)	(340,484)
Ziff Davis, Inc.	(448)	(20,500)
Zoetis, Inc.	(355)	(40,814)
Zscaler, Inc.	(11)	(1,437)
		(103,747,253)
Total common stocks (proceeds—$(91,977,211))		(120,962,543)

Exchange traded funds—(2.2)%
State Street SPDR S&P 500 ETF Trust	(3,457)	(2,484,408)
State Street Industrial Select Sector SPDR ETF	(2,394)	(417,944)
iShares Russell 2000 ETF	(8,911)	(2,476,991)
State Street Utilities Select Sector SPDR ETF	(6,469)	(303,073)
iShares MSCI Brazil ETF	(4,869)	(193,299)
Total exchange traded funds (proceeds—$(5,742,844))		(5,875,715)

Face amount[3]
Corporate bonds—(0.0%)†
United States—(0.0%)†
Cracker Barrel Old Country Store, Inc. 1.750%, due 09/15/30 (proceeds—$(28,992))	(37,000)	(29,768)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

	Face amount[3]	Value
U.S. Treasury obligations—(1.7%)
U.S. Treasury Notes
3.500%, due 09/30/29	(1,141,000)	$(1,124,866)
3.875%, due 09/30/32	(59,000)	(58,032)
3.375%, due 02/29/28	(1,305,000)	(1,293,581)
3.750%, due 02/28/33	(77,000)	(74,967)
3.500%, due 02/28/31	(822,000)	(803,633)
3.500%, due 03/15/29	(1,157,000)	(1,144,255)
Total U.S. Treasury obligations (proceeds—$(4,504,677))		(4,499,334)

Short-term U.S. Treasury obligations—(0.1%)
U.S. Treasury Bills
3.738%, due 12/24/26[9]	(434,000)	(421,824)
Total short-term U.S. Treasury obligations (proceeds—$(421,824))
Total investments sold short—(49.1)% (proceeds—$(102,675,548))		(131,789,184)
Total Investments—84.9% (cost—$222,711,301)		227,881,074
Other assets in excess of liabilities—15.1%		40,382,159
Net Assets—100.0%		$268,263,233

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Equity options written

Notional amount[11]		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
EUR	1,147,000	185	EURO STOXX 50 Index, strike @ 6,200.000	JPMCB	09/18/26	$(289,254)	$(183,688)	$105,566
EUR	1,165,500	185	EURO STOXX 50 Index, strike @ 6,300.000	JPMCB	12/18/26	(360,035)	(268,149)	91,886

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

Notional amount[11]		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
HKD	248,400	23	HKG Hang Seng China Enterprises Index Futures, strike @ 10,800.000	JPMCB	06/18/26	$(51,562)	$(147)	$51,415
Total						$(700,851)	$(451,984)	$248,867

Notional amount[11]		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
EUR	30,400	40	STOXX Europe 600 Basic Resources Index, strike @ 760.000	JPMCB	06/19/26	$(60,663)	$(55,866)	$4,797
EUR	666,700	113	EURO STOXX 50 Index, strike @ 5,900.000	JPMCB	09/18/26	(351,888)	(379,167)	(27,279)
EUR	666,700	113	EURO STOXX 50 Index, strike @ 5,900.000	JPMCB	12/18/26	(436,292)	(453,834)	(17,542)
USD	23,902	37	State Street SPDR S&P 500 ETF Trust, strike @ 646.000	OCC	05/08/26	(17,826)	(259)	17,567
Total						$(866,669)	$(889,126)	$(22,457)
Total equity options written						$(1,567,520)	$(1,341,110)	$226,410

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
EUR	5,997	152,500	3 Month Euro Euribor Futures, strike @ 98.313	MSCI	09/14/26	$(3,649)	$(895)	$2,754

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts:
2	EUR	Euronext CAC 40 Index Futures	May 2026	$192,244	$189,087	$(3,157)
13	GBP	FTSE 100 Index Futures	June 2026	1,875,425	1,835,930	(39,495)
1	ZAR	FTSE/JSE Top 40 Index Futures	June 2026	65,650	64,920	(730)
0	HKD	HKG Hang Seng Index Futures	May 2026	1,317,388	1,308,599	(8,789)
1	EUR	Mini-DAX Index Futures	June 2026	136,613	143,109	6,496
5	SEK	OML Stockholm OMXS30 Index Futures	May 2026	168,715	165,593	(3,122)
14	JPY	OSE Nikkei 225 mini Index Futures	June 2026	530,293	532,350	2,057
6	USD	Russell 2000 Value Index Futures	June 2026	810,140	842,340	32,200
0	USD	S&P 500 E-Mini Index Futures	June 2026	9,672,078	9,779,062	106,984
1	AUD	S&P ASX Share Price Index 200 Futures	June 2026	163,123	156,013	(7,110)
2	CAD	S&P/TSX 60 Index Futures	June 2026	569,402	584,297	14,895
3	SGD	SGX MSCI Singapore Index Futures	May 2026	103,679	104,003	324
18	EUR	VSTOXX Index Futures	May 2026	44,180	45,737	1,557
Interest rate futures buy contracts:
21	AUD	Australian Bond 10 Year Futures	June 2026	$1,630,995	$1,618,681	$(12,314)
4	USD	Australian Dollar Currency Futures	June 2026	285,400	287,700	2,300

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
16	CAD	Canadian Bond 10 Year Futures	June 2026	$1,426,981	$1,403,232	$(23,749)
1	USD	Canadian Dollar Currency Futures	June 2026	73,396	73,750	354
111	EUR	EURO Schatz 2 Year Futures	June 2026	13,806,880	13,776,593	(30,287)
3	EUR	French Government Bond Futures	June 2026	424,861	419,944	(4,917)
3	EUR	Italian Government Bond Futures	June 2026	413,756	411,810	(1,946)
2	JPY	Japan Government Bond 10 Year Futures	June 2026	1,669,254	1,651,305	(17,949)
18	USD	Mexican Peso Currency Futures	June 2026	503,563	513,270	9,707
15	USD	New Zealand Dollar Currency Futures	June 2026	887,675	887,250	(425)
1	USD	Swedish Krona Currency Futures	June 2026	216,100	217,250	1,150
18	USD	U.S. Long Bond Futures	June 2026	2,048,240	2,031,187	(17,053)
U.S. Treasury futures buy contracts:
79	USD	U.S. Treasury Note 5 Year Futures	June 2026	$8,579,940	$8,519,039	$(60,901)
8	USD	Ultra U.S. Treasury Bond Futures	June 2026	933,228	920,250	(12,978)
Total				$48,549,199	$48,482,301	$(66,898)
Index futures sell contracts:
1	USD	E-mini NASDAQ 100 Index Futures	June 2026	$(540,925)	$(551,920)	$(10,995)
3	EUR	EURO STOXX 50 Index Futures	December 2027	(54,539)	(61,546)	(7,007)
76	EUR	EURO STOXX 50 Index Futures	June 2026	(5,195,474)	(5,209,127)	(13,653)
10	EUR	EURO STOXX 50 Index Futures	December 2028	(194,544)	(205,036)	(10,492)
8	EUR	EURO STOXX Banks Index Dividend Futures	December 2027	(62,110)	(62,532)	(422)
9	EUR	EURO STOXX Banks Index Dividend Futures	December 2028	(67,655)	(68,500)	(845)
2	EUR	Euronext CAC 40 Index Futures	May 2026	(192,784)	(189,087)	3,697
10	GBP	Financial Times Stock Index Futures	June 2026	(586,230)	(611,045)	(24,815)
1	HKD	Hang Seng China Enterprises Index Futures	May 2026	(55,557)	(55,244)	313
24	USD	IFSC NIFTY 50 Index Futures	May 2026	(1,153,564)	(1,158,864)	(5,300)
0	USD	S&P 500 E-Mini Index Futures	June 2026	(1,361,822)	(1,448,750)	(86,928)
9	USD	SGX FTSE China A50 Futures Index Contract	May 2026	(139,295)	(139,977)	(682)
15	JPY	TSE Mini Topix Index Futures	June 2026	(343,326)	(358,724)	(15,398)
2	USD	U.S. MSCI Emerging Markets Index Futures	June 2026	(160,790)	(163,420)	(2,630)
Interest rate futures sell contracts:
7	AUD	Australian Bond 3 Year Futures	June 2026	$(523,421)	$(520,961)	$2,460
29	USD	British Pound Currency Futures	June 2026	(2,435,443)	(2,465,181)	(29,738)
6	EUR	Eurex Short-term Euro-BTP Futures	June 2026	(744,974)	(746,441)	(1,467)
20	EUR	EURO Bobl 5 Year Index Future	June 2026	(2,705,362)	(2,709,957)	(4,595)
1	EUR	Euro Bund 10 Year Futures	June 2026	(147,199)	(147,129)	70
17	USD	Euro Foreign Exchange Currency Futures	June 2026	(2,488,737)	(2,499,000)	(10,263)
1	EUR	German Euro Buxl 30 Year Futures	June 2026	(126,543)	(127,904)	(1,361)
12	USD	Japanese Yen Currency Futures	June 2026	(945,754)	(962,400)	(16,646)
2	KRW	Korea Treasury Bond 10 Year Futures	June 2026	(147,694)	(146,305)	1,389
9	KRW	Korea Treasury Bond 3 Year Futures	June 2026	(631,918)	(628,216)	3,702
7	USD	Swiss Franc Currency Futures	June 2026	(1,111,559)	(1,125,119)	(13,560)
18	GBP	United Kingdom Long Gilt Bond Futures	June 2026	(2,130,444)	(2,120,892)	9,552
U.S. Treasury futures sell contracts:
5	USD	U.S. Treasury Note 2 Year Futures	June 2026	$(1,035,594)	$(1,035,625)	$(31)
75	USD	Ultra U.S. Treasury Note 10 Year Futures	June 2026	(8,607,734)	(8,464,453)	143,281
Total				$(33,890,991)	$(33,983,355)	$(92,364)
Net unrealized appreciation (depreciation)						$(159,262)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

Centrally cleared credit default swap agreements on credit indices—buy protection[12]

Referenced obligations	Implied credit spread as of April 30, 2026[13]	Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[14]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
iTraxx Europe S45	N/A	EUR	1,461	06/20/31	Quarterly	(1.000)%	$(35,518)	$(35,168)	$350
CDX.NA.HY.S46	N/A	USD	671	06/20/31	Quarterly	(5.000)	(48,271)	(51,769)	(3,498)
Total							$(83,789)	$(86,937)	$(3,148)

Centrally cleared credit default swap agreements on credit indices—sell protection[15]

Referenced obligations	Implied credit spread as of April 30, 2026[13]	Notional amount (000)		Maturity date	Payment frequency	Payments received by the portfolio[14]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.NA.IG.S46	N/A	USD	602	06/20/31	Quarterly	(1.000)%	$9,576	$13,367	$3,791
iTraxx Europe Crossover S45	N/A	EUR	289	06/20/31	Quarterly	(5.000)	19,124	32,233	13,109
CDX.EM.S45	N/A	USD	1,345	06/20/31	Quarterly	(1.000)	(56,394)	(35,733)	20,661
Total							$(27,694)	$9,867	$37,561

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[14]	Payments received by the portfolio[14]	Value	Unrealized appreciation (depreciation)
BRL	43,270	07/01/26	At Maturity	14.600%	1 day BRL CDI	$6,659	$7,582
BRL	4,774	01/02/29	At Maturity	1 day BRL CDI	13.294%	(5,416)	(5,416)
BRL	17,839	01/02/31	At Maturity	1 day BRL CDI	13.260	(46,654)	(18,320)
BRL	11,681	01/02/37	At Maturity	1 day BRL CDI	13.170	(19,679)	(6,618)
CHF	671	06/17/28	Annual	1 day CHF SARON	0.077	(2,466)	(2,455)
CHF	274	06/17/36	Annual	1 day CHF SARON	0.603	(414)	(417)
CNY	900	06/17/31	Quarterly	7 day CNY Repo Fixing	1.550	(57)	(70)
COP	2,584,019	06/17/36	Quarterly	1 day COP IBR	11.324	(6,924)	(6,510)
EUR	14,250	06/17/28	Annual	2.566	1 day EUR STR	6,449	6,449
EUR	14,250	06/17/28	Annual	2.564	1 day EUR STR	7,101	7,101
EUR	8,800	06/17/28	Annual	2.630	1 day EUR STR	(8,831)	(8,830)
EUR	19,600	06/17/28	Annual	2.621	1 day EUR STR	(15,847)	(15,847)
EUR	13,573	03/19/36	Annual	1 day EUR STR	3.136	17,859	17,859
EUR	6,700	03/20/56	Annual	3.291	1 day EUR STR	(139,395)	(139,395)
EUR	231	06/17/76	Annual	2.746	1 day EUR STR	3,871	4,152
GBP	12,718	06/17/28	Annual	1 day GBP SONIA	4.299	(16,570)	(16,570)
GBP	6,359	06/17/28	Annual	1 day GBP SONIA	4.362	1,854	1,854
GBP	6,350	06/17/28	Annual	1 day GBP SONIA	4.313	(6,005)	(6,005)
GBP	25,200	06/17/28	Annual	1 day GBP SONIA	4.360	6,190	(29,129)
GBP	7,007	06/17/28	Annual	1 day GBP SONIA	4.309	(7,395)	(32,067)
HUF	542,954	06/17/31	Annual	6 mo. HUF BIBOR	6.933	79,391	37,061

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[14]	Payments received by the portfolio[14]	Value	Unrealized appreciation (depreciation)
ILS	963	06/17/36	Annual	1 day ILS SHIR	3.626%	$(5,782)	$(5,705)
INR	7,323	06/17/31	Semi-annual	6.483%	6 mo. INR MIBOR	571	776
JPY	177,869	06/17/36	Annual	2.051	1 day JPY TONA	28,090	28,025
JPY	85,921	06/17/56	Annual	1 day JPY TONA	2.889	(28,196)	(27,317)
JPY	42,667	06/17/66	Annual	2.955	1 day JPY TONA	14,384	15,378
MXN	54	06/04/36	Monthly	28 day TIIE-Banxico	8.189	(29)	(29)
NOK	33,804	06/17/28	Semi-annual	4.648	6 mo. NOK NIBOR	24,952	13,627
NOK	12,191	06/17/36	Semi-annual	4.379	6 mo. NOK NIBOR	9,059	5,437
NZD	1,167	06/17/36	Semi-annual	3 mo. NZD Bank Bill	4.179	(13,381)	(13,343)
SGD	3,371	06/17/29	Semi-annual	1.528	1 day SGD SORA	11,743	(5,375)
THB	1,447	06/17/31	Quarterly	1 day THB THOR	1.425	(592)	(592)
USD	1,360	11/15/52	Annual	4.136	1 day USD SOFR	20,832	20,715
ZAR	26,402	06/17/31	Quarterly	3 mo. ZAR JIBAR	7.300	(25,337)	(12,297)
ZAR	6,800	03/11/36	Quarterly	3 mo. ZAR JIBAR	8.861	(388)	3,314
ZAR	82	06/17/36	Quarterly	7.697	3 mo. ZAR JIBAR	171	97
Total						$(110,182)	$(182,880)

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the portfolio[15]	Payments received by the portfolio[15]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
BB	EUR	(195)	05/06/26	At Maturity	BC EU Quality-Yield	0.000%	$—	$4,048	$4,048
BB	EUR	(46)	05/19/26	At Maturity	1 mo. EUR EURIBOR	BC EU Low Growth SWAP COMP	—	90	90
BB	EUR	463	05/19/26	At Maturity	1 mo. EUR EURIBOR	BC EU Small Size SWAP COMP	—	(2,730)	(2,730)
BB	EUR	122	05/19/26	At Maturity	1 mo. EUR EURIBOR	BC EU Value (Cheap) SWAP COMP	—	(985)	(985)
BB	EUR	221	05/19/26	At Maturity	1 mo. EUR EURIBOR	BC EU Small Size SWAP COMP	—	(3,146)	(3,146)
BB	EUR	175	05/19/26	At Maturity	1 mo. EUR EURIBOR	BC EU High Yield Index	—	(1,951)	(1,951)
BB	USD	201	05/19/26	At Maturity	0.000%	MSCI AC World Daily Total Return Net USD	—	2,100	2,100
BB	EUR	(169)	07/17/26	At Maturity	BC EU High Quality SWAP COMP	1 mo. EUR EURIBOR	—	3,036	3,036
BB	EUR	165	03/19/27	At Maturity	1 mo. EUR EURIBOR	BCIISHDF Index	—	(14,865)	(14,865)
BB	EUR	(195)	04/09/27	At Maturity	BC EU Quality-Yield	0.000	—	2,434	2,434

PACE Alternative Strategies Investments

Portfolio of investments—April 30, 2026 (unaudited)

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the portfolio[15]	Payments received by the portfolio[15]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
BB	EUR	35	04/09/27	At Maturity	1 mo. EUR EURIBOR	BC EU Low Growth SWAP COMP	$—	$(100)	$(100)
BB	EUR	306	04/16/27	At Maturity	1 mo. EUR EURIBOR	BC EU Low Quality Index	—	2,491	2,491
BB	USD	245	05/03/27	At Maturity	1 Day USD SOFR	BCIICROS Index	—	18,677	18,677
CITI	USD	101	02/04/27	At Maturity	1 Day USD SOFR	CGFCMEMO SWAP COMP	—	10,859	10,859
GS	EUR	(287)	05/19/26	At Maturity	Defense Index	1 mo. EUR EURIBOR	—	1,716	1,716
GS	USD	414	05/03/27	At Maturity	1 Day USD SOFR	BC U.S. Value (Cheap) SWAP COMP	—	10,657	10,657
GS	USD	15	08/29/28	At Maturity	1 Day USD SOFR	CUSTOM BASKET SWAP COMP	—	533	533
GS	USD	94	02/22/29	At Maturity	1 Day USD SOFR	NKR COWOS SWAP COMP	—	50,533	50,533
GS	USD	6	02/28/29	At Maturity	1 Day USD SOFR	GS GLOBAL MEMORY SWAP COMP	—	1,696	1,696
GS	EUR	(63)	03/07/29	At Maturity	Defense Index	1 mo. EUR EURIBOR	—	4,934	4,934
GS	EUR	(23)	03/07/29	At Maturity	Dr. Ing hc F Porsche AG	1 mo. EUR EURIBOR	—	(486)	(486)
GS	USD	30	03/21/29	At Maturity	1 Day USD SOFR	GS U.S. Defensives Index	—	318	318
GS	USD	1,074	03/27/29	At Maturity	1 day USD SOFR	AI Conviction	—	21,057	21,057
GS	EUR	581	03/27/29	At Maturity	1 mo. EUR EURIBOR	GS EU Cyclicals SWAP Index	—	32,243	32,243
GS	USD	(69)	04/11/29	At Maturity	GSMBCHAR Index	1 Day USD SOFR	—	(7,026)	(7,026)
GS	EUR	30	04/18/29	At Maturity	0.000%	GS EU Defensives SWAP Index	—	(509)	(509)
GS	GBP	—	04/18/29	At Maturity	Wizz Air Holdings PLC	0.000%	—	2	2
GS	USD	39	04/24/29	At Maturity	1 Day USD SOFR	GS U.S. Uranium	—	14	14
JPMCB	USD	740	05/22/26	At Maturity	1 day USD SOFR	U.S. Pure Value Winners Index	—	63,552	63,552
JPMCB	USD	(69)	05/22/26	At Maturity	JPFUITSV Index	1 Day USD SOFR	—	2,200	2,200
JPMCB	USD	68	05/22/26	At Maturity	JPFUITSV Index	1 day USD SOFR	—	(1,999)	(1,999)
JPMCB	USD	(87)	05/26/26	At Maturity	JPFUITSV Index	1 day USD SOFR	—	1,697	1,697
JPMCB	JPY	29	08/03/26	At Maturity	1 mo. JPY LIBOR	Nippon Sanso Holdings Corp.	—	(680)	(680)
JPMCB	USD	(158)	08/13/26	At Maturity	JP11DXYL Index	1 Day USD SOFR	—	(2,722)	(2,722)
JPMCB	USD	12	08/25/26	At Maturity	1 day USD SOFR	Chinook Therapeutics, Inc.	—	(289)	(289)

PACE Alternative Strategies Investments

Portfolio of investments—April 30, 2026 (unaudited)

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the portfolio[15]	Payments received by the portfolio[15]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	USD	—	08/26/26	At Maturity	1 day USD SOFR	Mirati Therapeutics, Inc.	$—	$14,093	$14,093
JPMCB	USD	(3)	10/06/26	At Maturity	Morgan Stanley	0.000%	—	(45)	(45)
JPMCB	BRL	110	10/30/26	At Maturity	1 mo. BRL LIBOR	JPFJBRL1 Index	—	10,004	10,004
JPMCB	USD	(734)	11/26/26	At Maturity	1 day USD SOFR	U.S. Pure Value Winners Index	—	(12,545)	(12,545)
JPMCB	BRL	115	01/14/27	At Maturity	1 mo. BRL LIBOR	JPFJBRL2 SWAP COMP	—	13,477	13,477
JPMCB	USD	48	01/14/27	At Maturity	1 Day USD SOFR	USGS CRITICAL MINERALS SWAP COMP	—	11,514	11,514
JPMCB	USD	40	02/16/27	At Maturity	1 Day USD SOFR	USGS Critical Minerals SWAP COMP	—	2,730	2,730
JPMCB	USD	(132)	02/18/27	At Maturity	U.S. Pure Beta Winners	1 Day USD SOFR	—	(22,570)	(22,570)
JPMCB	USD	339	02/23/27	At Maturity	1 day USD SOFR	U.S. Pure Growth Laggards	—	40,684	40,684
JPMCB	USD	(13)	02/23/27	At Maturity	1 Day USD SOFR	U.S. Pure Growth Laggards	—	(1,464)	(1,464)
JPMCB	EUR	620	02/26/27	At Maturity	1 mo. EUR EURIBOR	ENEL SPA	—	11,717	11,717
JPMCB	USD	(53)	03/31/27	At Maturity	Inflation Laggards SWAP COMP	1 Day USD SOFR	—	(4,340)	(4,340)
JPMCB	USD	(1,792)	05/03/27	At Maturity	1 day USD SOFR	U.S. Pure Value Winners Index	—	10,503	10,503
JPMCB	EUR	(1)	05/05/27	At Maturity	MFE-MediaForEurope NV	1 mo. EUR EURIBOR	—	9	9
JPMCB	EUR	2	05/26/27	At Maturity	1 mo. EUR EURIBOR	Anima Holding SpA	—	45	45
JPMCB	EUR	13	05/27/27	At Maturity	1 mo. EUR EURIBOR	Leonardo SpA	—	(1,024)	(1,024)
JPMCB	EUR	16	06/07/27	At Maturity	0.000%	Saipem SpA	—	1,581	1,581
JPMCB	EUR	(12)	06/08/27	At Maturity	De' Longhi SpA	1 mo. EUR EURIBOR	—	(571)	(571)
JPMCB	EUR	(8)	06/08/27	At Maturity	Salvatore Ferragamo SpA	1 mo. EUR EURIBOR	—	(552)	(552)
JPMCB	EUR	(9)	06/08/27	At Maturity	Brunello Cucinelli SpA	1 mo. EUR EURIBOR	—	(613)	(613)
JPMCB	EUR	(12)	06/08/27	At Maturity	Ferrari NV	1 mo. EUR EURIBOR	—	25	25
JPMCB	EUR	(10)	06/08/27	At Maturity	Moncler SpA	1 mo. EUR EURIBOR	—	395	395
JPMCB	EUR	(19)	06/08/27	At Maturity	Lottomatica Group SpA	1 mo. EUR EURIBOR	—	243	243
JPMCB	EUR	(8)	06/08/27	At Maturity	Brembo NV	1 mo. EUR EURIBOR	—	3	3
JPMCB	EUR	(10)	06/09/27	At Maturity	Amplifon SpA	1 mo. EUR EURIBOR	—	(813)	(813)

PACE Alternative Strategies Investments

Portfolio of investments—April 30, 2026 (unaudited)

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the portfolio[15]	Payments received by the portfolio[15]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	EUR	(2)	06/09/27	At Maturity	Technogym SpA	1 mo. EUR EURIBOR	$—	$(263)	$(263)
JPMCB	EUR	(15)	06/09/27	At Maturity	Stellantis NV	1 mo. EUR EURIBOR	—	177	177
JPMCB	EUR	(2)	06/09/27	At Maturity	OVS SpA	1 mo. EUR EURIBOR	—	(194)	(194)
JPMCB	EUR	(9)	06/09/27	At Maturity	Pirelli & C SpA	1 mo. EUR EURIBOR	—	(69)	(69)
JPMCB	EUR	4	06/14/27	At Maturity	0.000%	Buzzi SpA	—	(195)	(195)
JPMCB	USD	(2)	06/21/27	At Maturity	Morgan Stanley Direct Lending Fund	1 Day USD SOFR	—	(69)	(69)
JPMCB	EUR	—	06/23/27	At Maturity	1 mo. EUR EURIBOR	Danieli & C Officine Meccaniche SpA	—	67	67
JPMCB	EUR	29	06/23/27	At Maturity	1 mo. EUR EURIBOR	Enel SpA	—	676	676
JPMCB	EUR	(3)	06/23/27	At Maturity	1 mo. EUR EURIBOR	Enel SpA	—	(284)	(284)
JPMCB	EUR	—	06/23/27	At Maturity	1 mo. EUR EURIBOR	Telecom Italia SpA	—	65	65
JPMCB	EUR	28	06/23/27	At Maturity	1 mo. EUR EURIBOR	Terna - Rete Elettrica Nazionale	—	340	340
JPMCB	EUR	(3)	06/23/27	At Maturity	1 mo. EUR EURIBOR	Terna - Rete Elettrica Nazionale	—	(290)	(290)
JPMCB	EUR	30	06/23/27	At Maturity	1 mo. EUR EURIBOR	Prysmian SpA	—	4,963	4,963
JPMCB	EUR	(3)	06/23/27	At Maturity	1 mo. EUR EURIBOR	Prysmian SpA	—	(1,144)	(1,144)
JPMCB	EUR	(15)	06/25/27	At Maturity	Davide Campari-Milano NV	0.000%	—	(204)	(204)
JPMCB	EUR	(24)	07/09/27	At Maturity	0.000	0.000	—	554	554
JPMCB	USD	1,011	07/14/27	At Maturity	1 Day USD SOFR	U.S. Pure Growth Laggards	—	43,692	43,692
JPMCB	EUR	5	07/16/27	At Maturity	0.000	Intesa Sanpaolo SpA	—	77	77
JPMCB	EUR	3	07/16/27	At Maturity	0.000	BPER Banca SPA	—	61	61
JPMCB	EUR	3	07/16/27	At Maturity	0.000	Banca Monte dei Paschi di Siena SpA	—	245	245
JPMCB	EUR	6	07/16/27	At Maturity	0.000	UniCredit SpA	—	(275)	(275)
JPMCB	EUR	—	07/22/27	At Maturity	0.000	Generali	—	5	5
JPMCB	EUR	2	07/22/27	At Maturity	0.000	Eni SpA	—	144	144
JPMCB	EUR	—	07/22/27	At Maturity	0.000	Unipol Assicurazioni SpA	—	(1)	(1)

PACE Alternative Strategies Investments

Portfolio of investments—April 30, 2026 (unaudited)

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the portfolio[15]	Payments received by the portfolio[15]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	EUR	—	07/22/27	At Maturity	0.000%	Nexi SpA	$—	$19	$19
JPMCB	EUR	—	07/22/27	At Maturity	0.000	Banco BPM SpA	—	(8)	(8)
JPMCB	EUR	—	07/22/27	At Maturity	0.000	Poste Italiane SpA	—	2	2
JPMCB	EUR	—	07/28/27	At Maturity	0.000	Interpump Group SpA	—	(1)	(1)
JPMCB	USD	94	04/17/29	At Maturity	JPFUITSV Index	1 day USD SOFR	—	2,540	2,540
JPMCB	USD	111	07/27/27	At Maturity	1 day USD SOFR	U.S. Pure Growth Laggards	—	1,184	1,184
JPMCB	USD	111	07/27/27	At Maturity	1 Day USD SOFR	U.S. Pure Growth Laggards	—	1,353	1,353
JPMCB	USD	271	07/01/27	At Maturity	1 Day USD SOFR	U.S. Pure Growth Laggards	—	15,879	15,879
JPMCB	USD	(14)	07/01/27	At Maturity	1 Day USD SOFR	U.S. Pure Growth Laggards	—	(723)	(723)
MSCI	USD	(28)	05/26/26	At Maturity	Eva Airways Corp.	1 Day USD SOFR	—	976	976
MSCI	USD	4	07/17/26	At Maturity	1 Day USD SOFR	Banca Transilvania SA	—	(201)	(201)
MSCI	USD	20	07/17/26	At Maturity	1 Day USD SOFR	Fortune Electric Co. Ltd.	—	(187)	(187)
MSCI	USD	23	07/17/26	At Maturity	1 Day USD SOFR	Aselsan Elektronik Sanayi Ve Ticaret AS	—	(30)	(30)
MSCI	USD	3	07/17/26	At Maturity	1 Day USD SOFR	Nanya Technology Corp.	—	40	40
MSCI	USD	1	07/17/26	At Maturity	1 Day USD SOFR	ADATA Technology Co. Ltd.	—	145	145
MSCI	USD	2	07/17/26	At Maturity	1 Day USD SOFR	Winbond Electronics Corp.	—	(15)	(15)
MSCI	USD	6	07/17/26	At Maturity	1 Day USD SOFR	Innodisk Corp.	—	539	539
MSCI	USD	2	07/21/26	At Maturity	1 Day USD SOFR	Allis Electric Co. Ltd.	—	(38)	(38)
MSCI	USD	42	07/21/26	At Maturity	1 Day USD SOFR	Delta Electronics, Inc.	—	8,799	8,799
MSCI	USD	5	07/21/26	At Maturity	1 Day USD SOFR	Shihlin Electric & Engineering Corp.	—	(137)	(137)
MSCI	USD	(8)	07/21/26	At Maturity	China Airlines Ltd.	1 Day USD SOFR	—	167	167
MSCI	USD	—	07/21/26	At Maturity	Hotai Motor Co. Ltd.	0.000%	—	2	2
MSCI	USD	(1)	07/21/26	At Maturity	Uni-President Enterprises Corp.	0.000	—	12	12
MSCI	USD	—	07/21/26	At Maturity	President Chain Store Corp.	0.000	—	1	1
MSCI	USD	—	07/21/26	At Maturity	PharmaEssentia Corp.	0.000	—	(31)	(31)

PACE Alternative Strategies Investments

Portfolio of investments—April 30, 2026 (unaudited)

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the portfolio[15]	Payments received by the portfolio[15]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
MSCI	USD	880	07/22/26	At Maturity	1 day USD SOFR	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$—	(17,673)	$(17,673)
MSCI	USD	—	01/27/27	At Maturity	SD Guthrie Bhd.	0.000%	—	(8)	(8)
MSCI	USD	63	02/11/27	At Maturity	1 Day USD SOFR	Hubei Zhenhua Chemical Co. Ltd.	—	(1,432)	(1,432)
MSCI	USD	131	02/11/27	At Maturity	1 Day USD SOFR	Shenzhen Kaifa Technology Co. Ltd.	—	3,758	3,758
MSCI	USD	104	02/11/27	At Maturity	1 Day USD SOFR	Union Semiconductor Hefei Co. Ltd.	—	6,847	6,847
MSCI	USD	302	02/11/27	At Maturity	1 Day USD SOFR	Fujian Highton Development Co. Ltd.	—	13,748	13,748
MSCI	EUR	1,009	02/26/27	At Maturity	1 mo. EUR EURIBOR	Engie SA	—	(24,765)	(24,765)
MSCI	EUR	(143)	02/26/27	At Maturity	Iberdrola SA	1 mo. EUR EURIBOR	—	(429)	(429)
MSCI	EUR	2,175	02/26/27	At Maturity	1 mo. EUR EURIBOR	Siemens Energy AG	—	143,848	143,848
MSCI	EUR	457	02/26/27	At Maturity	1 mo. EUR EURIBOR	ArcelorMittal SA	—	(26,438)	(26,438)
MSCI	EUR	(81)	02/26/27	At Maturity	Schneider Electric SE	1 mo. EUR EURIBOR	—	(730)	(730)
MSCI	EUR	(175)	02/26/27	At Maturity	Siemens AG	1 mo. EUR EURIBOR	—	(11,095)	(11,095)
MSCI	EUR	531	02/26/27	At Maturity	0.000%	STMicroelectronics NV	—	113,418	113,418
MSCI	EUR	(391)	03/10/27	At Maturity	STOXX Europe 600 Industrial Goods & Services Index	1 mo. EUR EURIBOR	—	6,124	6,124
MSCI	EUR	(395)	03/10/27	At Maturity	STOXX Europe 600 Utilities Index	1 mo. EUR EURIBOR	—	(2,988)	(2,988)
MSCI	GBP	329	03/10/27	At Maturity	1 mo. GBP LIBOR	National Grid PLC	—	4,640	4,640
MSCI	GBP	424	03/10/27	At Maturity	1 mo. GBP LIBOR	SSE PLC	—	(10,641)	(10,641)
MSCI	USD	6	03/24/27	At Maturity	1 Day USD SOFR	SK Hynix, Inc.	—	774	774
MSCI	USD	18	03/24/27	At Maturity	1 Day USD SOFR	Hyundai Rotem Co. Ltd.	—	4,945	4,945
MSCI	USD	24	03/24/27	At Maturity	1 Day USD SOFR	Hanwha Systems Co. Ltd.	—	(2,609)	(2,609)
MSCI	USD	3	03/24/27	At Maturity	1 Day USD SOFR	Eo Technics Co. Ltd.	—	(36)	(36)

PACE Alternative Strategies Investments

Portfolio of investments—April 30, 2026 (unaudited)

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the portfolio[15]	Payments received by the portfolio[15]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
MSCI	USD	6	03/24/27	At Maturity	1 Day USD SOFR	Samsung Electronics Co. Ltd.	$—	$241	$241
MSCI	USD	3	03/24/27	At Maturity	1 Day USD SOFR	Samsung Electronics Co. Ltd.	—	295	295
MSCI	USD	4	03/24/27	At Maturity	1 Day USD SOFR	WONIK IPS Co. Ltd.	—	(209)	(209)
MSCI	USD	86	03/26/27	At Maturity	1 Day USD SOFR	LS Electric Co. Ltd.	—	41,446	41,446
MSCI	USD	78	03/26/27	At Maturity	1 Day USD SOFR	HD Hyundai Electric Co. Ltd.	—	14,538	14,538
MSCI	USD	6	03/26/27	At Maturity	1 Day USD SOFR	L&F Co. Ltd.	—	(198)	(198)
MSCI	USD	18	03/26/27	At Maturity	1 Day USD SOFR	Samsung SDI Co. Ltd.	—	1,255	1,255
MSCI	USD	5	03/26/27	At Maturity	1 Day USD SOFR	Ecopro BM Co. Ltd.	—	(94)	(94)
MSCI	USD	7	03/26/27	At Maturity	1 Day USD SOFR	LG Energy Solution Ltd.	—	(268)	(268)
MSCI	USD	(9)	10/11/27	At Maturity	Thai Oil PCL	1 day USD SOFR	—	(368)	(368)
MSCI	USD	(2)	10/11/27	At Maturity	Star Petroleum Refining PCL	1 day USD SOFR	—	(89)	(89)
MSCI	USD	—	10/13/27	At Maturity	Charoen Pokphand Foods PCL	0.000%	—	(1)	(1)
MSCI	USD	—	10/13/27	At Maturity	CP ALL PCL	0.000	—	8	8
MSCI	USD	21	01/17/28	At Maturity	1 Day USD SOFR	CPFL Energia SA	—	(2,643)	(2,643)
MSCI	USD	257	03/07/28	At Maturity	1 Day USD SOFR	Baidu, Inc.	—	10,511	10,511
MSCI	USD	—	03/15/28	At Maturity	Hyundai Mobis Co. Ltd.	0.000	—	2	2
MSCI	USD	—	03/15/28	At Maturity	Hyundai Motor Co.	0.000	—	1	1
MSCI	USD	(1)	03/15/28	At Maturity	Hyundai Motor Co.	0.000	—	(17)	(17)
MSCI	USD	(1)	03/15/28	At Maturity	Kia Corp.	0.000	—	9	9
MSCI	USD	—	03/15/28	At Maturity	Yuhan Corp.	0.000	—	6	6
MSCI	USD	(1)	03/15/28	At Maturity	Celltrion, Inc.	0.000	—	19	19
MSCI	USD	—	03/15/28	At Maturity	SK Biopharmaceuticals Co. Ltd.	0.000	—	3	3
MSCI	USD	(1)	03/15/28	At Maturity	Alteogen, Inc.	0.000	—	6	6
MSCI	USD	(1)	03/15/28	At Maturity	Samsung Biologics Co. Ltd.	0.000	—	32	32

PACE Alternative Strategies Investments

Portfolio of investments—April 30, 2026 (unaudited)

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the portfolio[15]	Payments received by the portfolio[15]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
MSCI	USD	—	05/02/28	At Maturity	SM Investments Corp.	0.000%	$—	$2	$2
MSCI	USD	26,769	04/24/28	At Maturity	1 day USD SOFR	MSFPACE Index	—	158,034	158,034
							$0	$770,029	$770,029

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD	438,000	TRY	21,247,380	07/14/26	$2,275
BNP	CLP	8,966,040	USD	10,000	05/20/26	35
BNP	COP	414,993,000	USD	110,000	05/20/26	(3,658)
BNP	MXN	3,504,935	USD	200,000	05/20/26	(393)
BNP	SEK	2,060,656	USD	230,000	05/20/26	6,631
BNP	SGD	417,671	USD	330,000	05/20/26	1,503
BNP	USD	30,000	PEN	104,472	05/20/26	(246)
BNP	BRL	664,015	USD	130,000	06/17/26	(2,662)
BNP	COP	37,535,100	USD	10,000	06/17/26	(216)
BNP	IDR	172,356,919	USD	20,000	06/17/26	10,063
BNP	INR	17,836,022	USD	190,000	06/17/26	2,782
BNP	KRW	162,310,913	USD	110,000	06/17/26	441
BNP	TWD	5,734,171	USD	180,000	06/17/26	(1,462)
BNP	USD	10,000	BRL	53,486	06/17/26	686
BNP	USD	10,000	INR	949,557	06/17/26	(33)
BNP	USD	10,000	PEN	34,985	06/17/26	(54)
BNP	USD	280,000	SGD	355,197	06/17/26	(86)
BNP	USD	90,000	TWD	2,867,562	06/17/26	746
BNP	USD	59,000	TRY	2,850,126	07/14/26	59
BNP	COP	36,716,300	USD	10,000	07/15/26	66
BNP	SGD	354,507	USD	280,000	07/15/26	81
BNP	TWD	2,868,444	USD	90,000	07/15/26	(932)
BNP	USD	130,000	BRL	668,557	07/15/26	2,688
BNP	USD	10,000	INR	948,473	07/15/26	(71)
BNP	USD	10,000	TWD	316,810	07/15/26	43
BOA	AUD	50,000	USD	35,027	05/20/26	(960)
BOA	CAD	27,306	USD	20,000	05/20/26	(118)
BOA	CZK	821,796	USD	40,000	05/20/26	441
BOA	CZK	630,464	USD	30,000	05/20/26	(350)
BOA	GBP	10,000	USD	13,470	05/20/26	(138)
BOA	HUF	6,397,943	USD	20,000	05/20/26	(601)
BOA	IDR	508,413,000	USD	30,000	05/20/26	649
BOA	NZD	10,000	USD	5,924	05/20/26	13
BOA	NZD	20,000	USD	11,686	05/20/26	(136)
BOA	PHP	2,362,900	USD	40,000	05/20/26	1,582
BOA	PLN	536,854	USD	150,000	05/20/26	1,897
BOA	USD	14,175	AUD	20,000	05/20/26	219
BOA	USD	10,000	CLP	8,655,100	05/20/26	(381)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BOA	USD	220,000	CZK	4,689,258	05/20/26	$5,734
BOA	USD	11,854	EUR	10,000	05/20/26	(109)
BOA	USD	13,639	GBP	10,000	05/20/26	(32)
BOA	USD	30,000	HUF	10,157,257	05/20/26	2,705
BOA	USD	10,000	INR	912,821	05/20/26	(394)
BOA	USD	50,000	KRW	71,960,500	05/20/26	(1,464)
BOA	USD	10,000	NOK	96,641	05/20/26	430
BOA	USD	30,000	PEN	103,560	05/20/26	(506)
BOA	USD	220,000	PLN	818,548	05/20/26	5,814
BOA	USD	10,000	SEK	92,287	05/20/26	4
BOA	USD	20,000	SEK	181,039	05/20/26	(376)
BOA	USD	10,000	ZAR	162,593	05/20/26	(250)
BOA	ZAR	490,024	USD	30,000	05/20/26	616
BOA	CAD	96,718	USD	70,000	06/17/26	(1,342)
BOA	CHF	7,907	USD	10,000	06/17/26	(167)
BOA	COP	37,772,300	USD	10,000	06/17/26	(281)
BOA	CZK	5,112,146	USD	240,000	06/17/26	(6,182)
BOA	EUR	20,000	USD	23,151	06/17/26	(368)
BOA	IDR	1,701,900	USD	10,000	06/17/26	9,902
BOA	KRW	14,770,300	USD	10,000	06/17/26	30
BOA	KRW	14,880,400	USD	10,000	06/17/26	(44)
BOA	MXN	178,654	USD	10,000	06/17/26	(190)
BOA	NZD	10,000	USD	5,721	06/17/26	(195)
BOA	PHP	595,760	USD	10,000	06/17/26	323
BOA	PLN	818,698	USD	220,000	06/17/26	(5,842)
BOA	USD	76,899	AUD	110,000	06/17/26	2,232
BOA	USD	10,000	CHF	7,844	06/17/26	86
BOA	USD	70,000	CLP	62,255,200	06/17/26	(810)
BOA	USD	50,000	CZK	1,057,996	06/17/26	949
BOA	USD	23,444	EUR	20,000	06/17/26	75
BOA	USD	26,862	GBP	20,000	06/17/26	351
BOA	USD	10,000	HUF	3,251,544	06/17/26	452
BOA	USD	10,000	JPY	1,588,401	06/17/26	181
BOA	USD	20,000	MXN	350,984	06/17/26	20
BOA	USD	30,000	PEN	103,008	06/17/26	(715)
BOA	USD	120,000	PLN	439,754	06/17/26	1,308
BOA	USD	10,000	SEK	92,410	06/17/26	32
BOA	ZAR	169,178	USD	10,000	06/17/26	(123)
BOA	USD	28,171	AUD	40,000	07/15/26	587
BOA	USD	10,000	CZK	208,390	07/15/26	38
BOA	USD	10,000	CZK	206,415	07/15/26	(57)
BOA	USD	40,545	GBP	30,000	07/15/26	269
BOA	USD	10,000	HUF	3,126,089	07/15/26	33
BOA	USD	10,000	HUF	3,088,773	07/15/26	(87)
BOA	USD	10,000	KRW	14,675,800	07/15/26	(85)
BOA	USD	5,887	NZD	10,000	07/15/26	35
BOA	USD	10,000	PEN	33,766	07/15/26	(414)
BOA	USD	10,000	PLN	36,387	07/15/26	37
BOA	USD	10,000	PLN	36,060	07/15/26	(53)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BOA	USD	10,000	SEK	91,455	07/15/26	$(58)
BOA	USD	20,000	ZAR	330,918	07/15/26	(241)
CITI	CLP	9,245,392	USD	10,000	06/17/26	(275)
CITI	USD	10,000	CLP	8,977,193	06/17/26	(23)
CITI	USD	438,000	BRL	2,283,951	07/15/26	15,295
CITI	USD	497,000	CLP	446,840,480	07/15/26	(375)
DB	AUD	100,000	USD	69,911	05/20/26	(2,063)
DB	BRL	213,475	USD	40,000	05/20/26	(2,941)
DB	CAD	27,051	USD	20,000	05/20/26	70
DB	CAD	122,495	USD	90,000	05/20/26	(251)
DB	COP	112,572,600	USD	30,000	05/20/26	(831)
DB	IDR	340,130,000	USD	20,000	05/20/26	364
DB	KRW	14,708,300	USD	10,000	05/20/26	80
DB	KRW	268,462,800	USD	180,000	05/20/26	(1,069)
DB	PHP	3,556,540	USD	60,000	05/20/26	2,176
DB	TWD	955,130	USD	30,000	05/20/26	(173)
DB	USD	7,055	AUD	10,000	05/20/26	142
DB	USD	360,000	BRL	1,940,667	05/20/26	30,375
DB	USD	370,000	CAD	504,679	05/20/26	1,834
DB	USD	47,366	EUR	40,000	05/20/26	(387)
DB	USD	50,000	IDR	843,950,000	05/20/26	(1,278)
DB	USD	580,000	INR	52,752,160	05/20/26	(24,867)
DB	USD	30,000	JPY	4,584,495	05/20/26	(685)
DB	USD	10,000	KRW	14,359,400	05/20/26	(315)
DB	USD	220,000	NOK	2,134,259	05/20/26	10,332
DB	USD	140,000	PEN	471,037	05/20/26	(5,849)
DB	USD	120,000	SEK	1,121,065	05/20/26	1,520
DB	USD	20,000	SEK	177,827	05/20/26	(724)
DB	USD	10,000	SGD	12,561	05/20/26	(121)
DB	USD	160,000	TWD	5,076,880	05/20/26	381
DB	USD	10,000	TWD	313,330	05/20/26	(102)
DB	CAD	109,371	USD	80,000	06/17/26	(677)
DB	CLP	9,337,000	USD	10,000	06/17/26	(377)
DB	COP	186,037,300	USD	50,000	06/17/26	(635)
DB	INR	935,815	USD	10,000	06/17/26	177
DB	JPY	17,312,799	USD	110,000	06/17/26	(968)
DB	NOK	854,662	USD	90,000	06/17/26	(2,205)
DB	SEK	1,119,442	USD	120,000	06/17/26	(1,521)
DB	THB	318,802	USD	10,000	06/17/26	187
DB	USD	13,949	AUD	20,000	06/17/26	437
DB	USD	120,000	CAD	165,516	06/17/26	2,091
DB	USD	120,000	CHF	94,032	06/17/26	905
DB	USD	100,000	COP	369,843,000	06/17/26	662
DB	USD	10,000	IDR	170,855,000	06/17/26	(149)
DB	USD	180,000	KRW	268,218,000	06/17/26	1,045
DB	USD	10,000	PEN	34,453	06/17/26	(205)
DB	USD	100,000	PLN	362,978	06/17/26	129
DB	CAD	165,316	USD	120,000	07/15/26	(2,083)
DB	CHF	78,203	USD	100,000	07/15/26	(854)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
DB	PLN	363,015	USD	100,000	07/15/26	$(131)
DB	THB	320,959	USD	10,000	07/15/26	98
DB	USD	10,000	BRL	50,692	07/15/26	61
DB	USD	40,000	CAD	54,491	07/15/26	240
DB	USD	10,000	CLP	9,021,500	07/15/26	27
DB	USD	99,000	COP	367,071,990	07/15/26	316
DB	USD	10,000	HUF	3,158,211	07/15/26	136
DB	USD	10,000	INR	934,629	07/15/26	(216)
DB	USD	90,000	NOK	855,072	07/15/26	2,209
DB	USD	10,000	TWD	314,566	07/15/26	(28)
GS	BRL	105,837	USD	20,000	05/20/26	(1,290)
GS	CLP	26,698,871	USD	30,000	05/20/26	328
GS	CLP	9,226,920	USD	10,000	05/20/26	(255)
GS	COP	227,465,500	USD	60,000	05/20/26	(2,297)
GS	CZK	204,802	USD	10,000	05/20/26	141
GS	EUR	20,000	USD	23,337	05/20/26	(152)
GS	GBP	10,000	USD	13,519	05/20/26	(88)
GS	HUF	6,726,149	USD	20,000	05/20/26	(1,658)
GS	IDR	4,745,270,000	USD	280,000	05/20/26	6,053
GS	INR	59,573,120	USD	640,000	05/20/26	13,088
GS	KRW	29,386,852	USD	20,000	05/20/26	180
GS	MYR	629,721	USD	160,000	05/20/26	1,373
GS	NOK	1,848,578	USD	190,000	05/20/26	(9,501)
GS	PEN	1,652,868	USD	490,000	05/20/26	19,263
GS	PHP	6,007,600	USD	100,000	05/20/26	2,324
GS	PLN	143,305	USD	40,000	05/20/26	467
GS	THB	8,826,633	USD	280,000	05/20/26	8,930
GS	TWD	4,807,010	USD	150,000	05/20/26	(1,856)
GS	USD	270,000	CHF	211,193	05/20/26	732
GS	USD	10,000	CHF	7,586	05/20/26	(276)
GS	USD	200,000	COP	748,822,000	05/20/26	5,085
GS	USD	50,000	IDR	842,186,000	05/20/26	(1,380)
GS	USD	10,000	INR	912,370	05/20/26	(399)
GS	USD	130,000	KRW	189,939,049	05/20/26	(1,892)
GS	USD	10,000	MYR	39,388	05/20/26	(78)
GS	USD	48,060	NZD	80,000	05/20/26	(774)
GS	USD	60,000	PEN	204,255	05/20/26	(1,828)
GS	USD	410,000	SGD	522,277	05/20/26	769
GS	USD	170,000	THB	5,383,700	05/20/26	(4,664)
GS	USD	10,000	TWD	311,700	05/20/26	(153)
GS	MYR	121,202	USD	30,000	06/16/26	(552)
GS	USD	140,000	MYR	556,190	06/16/26	207
GS	USD	10,000	MYR	39,041	06/16/26	(158)
GS	BRL	728,339	USD	140,000	06/17/26	(5,513)
GS	CHF	210,550	USD	270,000	06/17/26	(723)
GS	CLP	18,292,933	USD	20,000	06/17/26	(331)
GS	COP	74,708,400	USD	20,000	06/17/26	(334)
GS	EUR	20,000	USD	23,138	06/17/26	(382)
GS	INR	13,269,280	USD	140,000	06/17/26	717

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
GS	KRW	88,887,362	USD	60,000	06/17/26	$2
GS	MXN	177,693	USD	10,000	06/17/26	(136)
GS	PHP	2,406,960	USD	40,000	06/17/26	902
GS	SEK	92,715	USD	10,000	06/17/26	(65)
GS	SGD	533,961	USD	420,000	06/17/26	(790)
GS	THB	2,897,901	USD	90,000	06/17/26	803
GS	TWD	641,260	USD	20,000	06/17/26	(293)
GS	USD	140,000	CHF	109,621	06/17/26	950
GS	USD	190,000	IDR	3,228,347,000	06/17/26	(3,871)
GS	USD	20,000	INR	1,912,460	06/17/26	74
GS	USD	640,000	INR	59,713,920	06/17/26	(13,205)
GS	USD	190,000	NOK	1,849,034	06/17/26	9,482
GS	USD	10,000	PEN	33,965	06/17/26	(344)
GS	USD	90,000	PHP	5,414,760	06/17/26	(2,043)
GS	USD	120,000	TWD	3,849,840	06/17/26	1,831
GS	USD	10,000	ZAR	171,004	06/17/26	233
GS	MYR	78,669	USD	20,000	07/15/26	154
GS	MYR	357,659	USD	90,000	07/15/26	(230)
GS	USD	7,109	AUD	10,000	07/15/26	80
GS	USD	438,000	COP	1,631,059,440	07/15/26	3,299
GS	USD	60,000	KRW	88,802,694	07/15/26	(7)
GS	USD	30,000	MYR	118,405	07/15/26	(129)
GS	USD	10,000	PEN	34,012	07/15/26	(344)
GS	USD	40,000	PHP	2,410,880	07/15/26	(873)
HSBC	EUR	10,000	USD	11,781	05/20/26	36
HSBC	USD	10,000	SEK	92,413	05/20/26	17
HSBC	USD	10,000	THB	320,150	06/17/26	(146)
HSBC	USD	1,072,000	CNY	7,294,183	07/15/26	540
HSBC	USD	438,000	MXN	7,700,237	07/15/26	196
JPMCB	USD	207,641	JPY	33,051,791	05/01/26	3,480
JPMCB	EUR	20,260	USD	23,676	05/05/26	(103)
JPMCB	HKD	3,189,174	USD	415,278	05/08/26	8,060
JPMCB	USD	412,497	HKD	3,189,174	05/08/26	(5,279)
JPMCB	AUD	10,000	USD	7,016	05/20/26	(182)
JPMCB	USD	10,000	BRL	52,247	05/20/26	510
JPMCB	USD	89,036	EGP	4,743,654	05/21/26	(1,379)
JPMCB	AUD	184,844	NZD	225,508	05/29/26	313
JPMCB	AUD	324,924	NZD	394,434	05/29/26	(615)
JPMCB	BRL	100,505	USD	20,000	05/29/26	(170)
JPMCB	CLP	145,215,302	USD	162,518	05/29/26	1,129
JPMCB	CLP	395,879,224	USD	437,000	05/29/26	(2,974)
JPMCB	CNH	6,529,248	USD	958,953	05/29/26	1,681
JPMCB	GBP	24,099	USD	32,656	05/29/26	(136)
JPMCB	HUF	7,442,364	USD	24,000	05/29/26	49
JPMCB	IDR	18,444,223,406	USD	1,068,147	05/29/26	3,685
JPMCB	IDR	277,900,800	USD	16,000	05/29/26	(38)
JPMCB	ILS	666,971	USD	223,524	05/29/26	(2,753)
JPMCB	INR	15,763,155	USD	166,566	05/29/26	816
JPMCB	INR	953,870	USD	10,000	05/29/26	(30)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
JPMCB	JPY	43,515,028	USD	274,117	05/29/26	$(4,353)
JPMCB	KRW	616,948,260	USD	416,370	05/29/26	159
JPMCB	MXN	40,392,868	USD	2,318,053	05/29/26	10,366
JPMCB	PHP	13,632,426	USD	224,032	05/29/26	2,453
JPMCB	PHP	984,592	USD	16,000	05/29/26	(3)
JPMCB	SGD	903,882	USD	711,431	05/29/26	75
JPMCB	TWD	17,242,851	USD	546,158	05/29/26	1,142
JPMCB	USD	1,231,213	BRL	6,226,248	05/29/26	18,356
JPMCB	USD	131,000	CLP	118,227,639	05/29/26	396
JPMCB	USD	1,113,111	CLP	996,466,603	05/29/26	(5,654)
JPMCB	USD	629,242	HUF	195,295,195	05/29/26	(738)
JPMCB	USD	540,295	IDR	9,384,541,000	05/29/26	1,309
JPMCB	USD	782,817	NOK	7,257,721	05/29/26	371
JPMCB	USD	10,000	PLN	36,336	05/29/26	24
JPMCB	USD	471,491	PLN	1,704,297	05/29/26	(1,334)
JPMCB	USD	360,739	SEK	3,313,091	05/29/26	(1,440)
JPMCB	USD	1,912,289	ZAR	31,611,951	05/29/26	(17,955)
JPMCB	ZAR	252,422	USD	15,000	05/29/26	(126)
JPMCB	USD	10,000	JPY	1,586,867	06/17/26	171
JPMCB	EGP	16,676,548	USD	302,000	09/16/26	8,647
JPMCB	NGN	223,046,990	USD	146,000	09/16/26	(7,411)
JPMCB	TRY	12,490,000	USD	239,741	09/16/26	(4,047)
JPMCB	USD	1,434,163	EGP	78,885,606	09/16/26	(46,501)
JPMCB	USD	16,554	NGN	24,532,990	09/16/26	320
JPMCB	USD	138,000	NGN	198,514,000	09/16/26	(1,463)
JPMCB	USD	1,193,099	TRY	63,973,476	09/16/26	55,579
JPMCB	USD	117,436	TRY	6,329,000	09/17/26	5,985
JPMCB	TRY	10,368,000	USD	144,000	09/27/27	(1,574)
JPMCB	USD	143,654	TRY	10,368,000	09/27/27	1,920
JPMCB	NGN	242,302,000	USD	158,714	12/16/26	(2,731)
JPMCB	USD	149,000	NGN	242,302,000	12/16/26	12,446
MSCI	BRL	266,270	USD	50,000	05/20/26	(3,561)
MSCI	CAD	40,545	USD	30,000	05/20/26	128
MSCI	CAD	40,864	USD	30,000	05/20/26	(108)
MSCI	CHF	223,289	USD	290,000	05/20/26	3,763
MSCI	CLP	43,600,900	USD	50,000	05/20/26	1,543
MSCI	EUR	10,000	USD	11,625	05/20/26	(120)
MSCI	HUF	3,320,352	USD	10,000	05/20/26	(691)
MSCI	JPY	1,553,104	USD	10,000	05/20/26	69
MSCI	NZD	20,000	USD	11,807	05/20/26	(15)
MSCI	PHP	588,210	USD	10,000	05/20/26	436
MSCI	PLN	35,722	USD	10,000	05/20/26	145
MSCI	SGD	50,825	USD	40,000	05/20/26	26
MSCI	SGD	25,447	USD	20,000	05/20/26	(14)
MSCI	USD	80,000	CLP	73,148,800	05/20/26	1,295
MSCI	USD	10,000	CLP	8,635,500	05/20/26	(403)
MSCI	USD	40,000	HUF	12,950,624	05/20/26	1,700
MSCI	USD	150,000	IDR	2,529,337,000	05/20/26	(3,981)
MSCI	USD	10,000	KRW	14,383,100	05/20/26	(299)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
MSCI	USD	10,000	MXN	175,473	05/20/26	$33
MSCI	USD	20,000	MXN	345,641	05/20/26	(238)
MSCI	USD	150,000	MYR	588,633	05/20/26	(1,723)
MSCI	USD	23,997	NZD	40,000	05/20/26	(354)
MSCI	USD	130,000	PEN	448,950	05/20/26	(2,139)
MSCI	USD	10,000	SGD	12,542	05/20/26	(136)
MSCI	USD	80,000	THB	2,474,337	05/20/26	(4,011)
MSCI	USD	20,000	ZAR	320,302	05/20/26	(793)
MSCI	ZAR	162,633	USD	10,000	05/20/26	248
MSCI	CNH	8,653,340	USD	1,264,657	05/22/26	(3,415)
MSCI	USD	651,162	CNH	4,450,102	05/22/26	962
MSCI	MYR	509,639	USD	130,000	06/16/26	1,528
MSCI	USD	10,000	MYR	39,233	06/16/26	(110)
MSCI	CLP	82,300,500	USD	90,000	06/17/26	(1,469)
MSCI	COP	37,628,700	USD	10,000	06/17/26	(242)
MSCI	HUF	3,228,570	USD	10,000	06/17/26	(379)
MSCI	IDR	2,894,845,000	USD	170,000	06/17/26	3,099
MSCI	MXN	543,749	USD	30,000	06/17/26	(1,016)
MSCI	NOK	862,634	USD	90,000	06/17/26	(3,065)
MSCI	PLN	37,254	USD	10,000	06/17/26	(277)
MSCI	USD	10,000	BRL	53,105	06/17/26	610
MSCI	USD	50,000	CLP	44,387,000	06/17/26	(668)
MSCI	USD	180,000	CZK	3,754,436	06/17/26	798
MSCI	USD	10,000	PHP	603,990	06/17/26	(189)
MSCI	USD	10,000	PLN	37,077	06/17/26	228
MSCI	USD	50,000	SEK	462,776	06/17/26	236
MSCI	USD	80,000	THB	2,570,103	06/17/26	(892)
MSCI	BRL	2,700,116	USD	523,749	07/15/26	(12,141)
MSCI	CHF	15,614	USD	20,000	07/15/26	(137)
MSCI	CLP	44,389,000	USD	50,000	07/15/26	665
MSCI	CZK	832,108	USD	40,000	07/15/26	(84)
MSCI	EUR	10,000	USD	11,743	07/15/26	(31)
MSCI	MXN	350,060	USD	20,000	07/15/26	80
MSCI	SEK	554,835	USD	60,000	07/15/26	(315)
MSCI	THB	2,246,986	USD	70,000	07/15/26	679
MSCI	USD	7,160	AUD	10,000	07/15/26	30
MSCI	USD	40,000	CAD	54,647	07/15/26	356
MSCI	USD	10,000	CHF	7,738	07/15/26	(21)
MSCI	USD	10,000	CZK	206,190	07/15/26	(68)
MSCI	USD	11,833	EUR	10,000	07/15/26	(59)
MSCI	USD	10,000	HUF	3,234,416	07/15/26	380
MSCI	USD	10,000	KRW	14,725,260	07/15/26	(52)
MSCI	USD	69,000	MXN	1,210,954	07/15/26	(88)
MSCI	USD	5,918	NZD	10,000	07/15/26	3
MSCI	ZAR	166,432	USD	10,000	07/15/26	62
SCB	AUD	10,000	USD	7,118	05/20/26	(80)
SCB	BRL	1,380,221	USD	260,000	05/20/26	(17,638)
SCB	CAD	26,971	USD	20,000	05/20/26	129
SCB	CAD	109,057	USD	80,000	05/20/26	(351)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SCB	EUR	30,000	USD	34,955	05/20/26	$(280)
SCB	GBP	20,000	USD	26,665	05/20/26	(550)
SCB	HUF	6,463,710	USD	20,000	05/20/26	(813)
SCB	INR	3,696,951	USD	40,000	05/20/26	1,095
SCB	JPY	7,780,367	USD	50,000	05/20/26	247
SCB	JPY	15,794,361	USD	100,000	05/20/26	(998)
SCB	KRW	14,662,900	USD	10,000	05/20/26	110
SCB	NOK	771,501	USD	80,000	05/20/26	(3,261)
SCB	NZD	70,000	USD	41,444	05/20/26	69
SCB	PHP	5,895,825	USD	100,000	05/20/26	4,142
SCB	SGD	25,366	USD	20,000	05/20/26	50
SCB	SGD	25,474	USD	20,000	05/20/26	(35)
SCB	THB	1,268,148	USD	40,000	05/20/26	1,055
SCB	TWD	635,634	USD	20,000	05/20/26	(80)
SCB	USD	98,664	AUD	140,000	05/20/26	2,102
SCB	USD	10,000	CHF	7,607	05/20/26	(249)
SCB	USD	23,860	EUR	20,000	05/20/26	(371)
SCB	USD	13,606	GBP	10,000	05/20/26	2
SCB	USD	13,691	GBP	10,000	05/20/26	(84)
SCB	USD	70,000	IDR	1,178,966,000	05/20/26	(1,937)
SCB	USD	40,000	INR	3,653,983	05/20/26	(1,548)
SCB	USD	150,000	JPY	23,396,325	05/20/26	(391)
SCB	USD	20,000	KRW	29,310,300	05/20/26	(231)
SCB	USD	50,000	MXN	881,830	05/20/26	418
SCB	USD	50,000	MXN	867,588	05/20/26	(396)
SCB	USD	40,000	NOK	381,612	05/20/26	1,184
SCB	USD	100,000	PEN	341,199	05/20/26	(2,827)
SCB	USD	310,000	PHP	18,262,410	05/20/26	(13,078)
SCB	USD	50,000	SEK	452,446	05/20/26	(957)
SCB	USD	50,000	THB	1,547,173	05/20/26	(2,486)
SCB	USD	10,000	ZAR	160,842	05/20/26	(355)
SCB	AUD	130,000	USD	91,409	06/17/26	(2,108)
SCB	CAD	54,809	USD	40,000	06/17/26	(429)
SCB	CHF	15,772	USD	20,000	06/17/26	(279)
SCB	CZK	211,410	USD	10,000	06/17/26	(181)
SCB	EUR	20,000	USD	23,199	06/17/26	(320)
SCB	GBP	20,000	USD	26,503	06/17/26	(710)
SCB	INR	2,800,599	USD	30,000	06/17/26	603
SCB	MXN	358,105	USD	20,000	06/17/26	(427)
SCB	NOK	95,923	USD	10,000	06/17/26	(349)
SCB	NZD	160,000	USD	92,784	06/17/26	(1,873)
SCB	PEN	240,702	USD	70,000	06/17/26	1,569
SCB	PHP	3,016,231	USD	50,000	06/17/26	1,005
SCB	SEK	282,986	USD	30,000	06/17/26	(719)
SCB	SGD	25,566	USD	20,000	06/17/26	(148)
SCB	TWD	323,180	USD	10,000	06/17/26	(227)
SCB	USD	14,095	AUD	20,000	06/17/26	293
SCB	USD	260,000	BRL	1,388,746	06/17/26	17,454
SCB	USD	20,000	CHF	15,879	06/17/26	417

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SCB	USD	20,000	CZK	423,629	06/17/26	$400
SCB	USD	46,948	EUR	40,000	06/17/26	91
SCB	USD	13,418	GBP	10,000	06/17/26	188
SCB	USD	90,000	JPY	14,242,621	06/17/26	1,289
SCB	USD	10,000	KRW	15,273,500	06/17/26	310
SCB	USD	100,000	MXN	1,754,989	06/17/26	105
SCB	USD	30,000	MXN	524,131	06/17/26	(103)
SCB	USD	40,844	NZD	70,000	06/17/26	569
SCB	USD	10,000	PEN	35,043	06/17/26	(37)
SCB	USD	100,000	SEK	929,799	06/17/26	934
SCB	USD	30,000	SGD	38,231	06/17/26	128
SCB	USD	130,000	SGD	164,857	06/17/26	(84)
SCB	EUR	10,000	USD	11,782	07/15/26	8
SCB	EUR	50,000	USD	58,716	07/15/26	(153)
SCB	GBP	1,571,000	AUD	2,960,848	07/15/26	(8,530)
SCB	GBP	2,621,000	USD	3,523,984	07/15/26	(41,781)
SCB	JPY	3,160,603	USD	20,000	07/15/26	(305)
SCB	MXN	525,418	USD	30,000	07/15/26	100
SCB	NOK	93,212	USD	10,000	07/15/26	(52)
SCB	PHP	1,211,039	USD	20,000	07/15/26	345
SCB	SEK	91,181	USD	10,000	07/15/26	88
SCB	USD	7,131	AUD	10,000	07/15/26	58
SCB	USD	59,000	BRL	300,280	07/15/26	597
SCB	USD	10,000	CAD	13,619	07/15/26	58
SCB	USD	10,000	CHF	7,751	07/15/26	(4)
SCB	USD	10,000	CLP	8,810,500	07/15/26	(208)
SCB	USD	10,000	KRW	14,794,100	07/15/26	(6)
SCB	USD	20,000	NOK	189,625	07/15/26	449
SCB	USD	41,322	NZD	70,000	07/15/26	127
SCB	USD	5,938	NZD	10,000	07/15/26	(17)
SCB	USD	10,000	PEN	34,481	07/15/26	(211)
SCB	USD	10,000	PLN	35,981	07/15/26	(75)
SCB	USD	10,000	TWD	314,617	07/15/26	(26)
SG	CAD	108,971	USD	80,000	05/20/26	(287)
SG	CZK	2,675,900	USD	130,000	05/20/26	1,186
SG	CZK	208,963	USD	10,000	05/20/26	(59)
SG	INR	1,853,680	USD	20,000	05/20/26	493
SG	JPY	3,129,543	USD	20,000	05/20/26	(12)
SG	PLN	71,400	USD	20,000	05/20/26	303
SG	THB	320,313	USD	10,000	05/20/26	163
SG	USD	13,674	GBP	10,000	05/20/26	(67)
SG	USD	10,000	IDR	168,730,000	05/20/26	(259)
SG	USD	60,000	INR	5,492,504	05/20/26	(2,201)
SG	USD	60,000	MXN	1,076,118	05/20/26	1,527
SG	USD	10,000	MXN	173,596	05/20/26	(75)
SG	USD	30,000	THB	931,821	05/20/26	(1,384)
SG	USD	20,000	TWD	632,324	05/20/26	(25)
SG	AUD	20,000	USD	14,117	06/17/26	(270)
SG	BRL	53,082	USD	10,000	06/17/26	(605)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SG	GBP	10,000	USD	13,249	06/17/26	$(357)
SG	INR	27,945,214	USD	300,000	06/17/26	6,669
SG	MXN	1,435,922	USD	80,000	06/17/26	(1,905)
SG	USD	70,000	CAD	95,238	06/17/26	251
SG	USD	10,000	CHF	7,793	06/17/26	20
SG	USD	58,544	NZD	100,000	06/17/26	617
SG	USD	10,000	THB	326,199	06/17/26	40
SG	NZD	100,000	USD	58,598	07/15/26	(613)
SG	USD	14,110	AUD	20,000	07/15/26	269
SG	USD	13,472	GBP	10,000	07/15/26	133
SG	USD	10,000	IDR	1,742,300	07/15/26	(9,900)
SG	USD	280,000	INR	26,183,814	07/15/26	(5,890)
SSB	USD	18,883	AUD	26,550	05/01/26	231
SSB	CAD	377,000	USD	275,987	06/25/26	(2,196)
SSB	EUR	137,000	USD	158,997	06/25/26	(2,168)
Net unrealized appreciation (depreciation)						$(10,272)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$50,903,886	$7,552,637	$—	$58,456,523
Exchange traded funds	3,581,959	—	—	3,581,959
Investment companies	19,742,674	—	—	19,742,674
Warrants	46	—	—	46
Corporate bonds	—	138,681,669	795	138,682,464
Non-U.S. government agency obligations	—	1,524,106	—	1,524,106
Short-term investments	105,038,283	—	—	105,038,283
Short-term U.S. Treasury obligations	—	29,235,748	—	29,235,748
Equity options purchased	1,898,023	—	—	1,898,023
Foreign exchange options purchased	—	1,509,090	—	1,509,090
Options purchased	1,342	—	—	1,342
Futures contracts	338,467	4,021	—	342,488
Swap agreements	—	1,243,920	—	1,243,920
Forward foreign currency contracts	—	422,922	—	422,922
Total	$181,504,680	$180,174,113	$795	$361,679,588

Liabilities
Common stocks	$(118,477,270)	$(2,485,273)	$—	$(120,962,543)
Exchange traded funds	(5,875,715)	—	—	(5,875,715)
Corporate bonds	—	(29,768)	—	(29,768)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2026 (unaudited)

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. Treasury obligations	$—	$(4,499,334)	$—	$(4,499,334)
Short-term U.S. Treasury obligations	—	(421,824)	—	(421,824)
Equity options written	(1,341,110)	—	—	(1,341,110)
Options written	(895)	—	—	(895)
Futures contracts	(425,807)	(75,944)	—	(501,751)
Swap agreements	—	(661,143)	—	(661,143)
Forward foreign currency contracts	—	(433,194)	—	(433,194)
Total	$(126,120,797)	$(8,606,480)	$—	$(134,727,277)

For the period ended April 30, 2026, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
2	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
3	In U.S. dollars unless otherwise indicated.
4	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $41,080,855, represented 15.3% of the Portfolio's net assets at period end.
5	Zero coupon bond.
6	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
7	Payment–in–kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
8	Bond interest in default.
9	Rate shown reflects yield at April 30, 2026.
10	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
11	For disclosure purposes. Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by the contract multiplier.
12	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
13	Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likeli-hood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
14	Payments made or received are based on the notional amount.
15	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

PACE Select Advisors Trust

Glossary of terms used in the Portfolio of investments
April 30, 2026 (unaudited)

Portfolio acronyms:
ABS ACES ADR AGM AID AMBAC AMT ARM BAM BBSW BOBL CAC CBOE CDO CDI CDX.EM.S CDX.NA.HY.S CJSC CLO CMT COFI COP CORRA CPI DAC DIP ETF EURIBOR FHA FHLB FHLMC FNMA FRN GDR GMAC GNMA GO GSAMP GTD

Asset-backed Security

Alternative Credit Enhancement Securities

American Depositary Receipt

Assured Guaranty Municipal

Anticipation Certificates of Indebtedness

American Municipal Bond Assurance Corporation

Alternative Minimum Tax

Adjustable Rate Mortgage

Build America Mutual

Bank Bill Swap Rate

Bundesobligationen

Cotation Assistée en Continu

Chicago Board Options Exchange

Collateralized Debt Obligation

Certificado de Depósito Interbancário

Markit Emerging Markets Index

Markit North American High Yield

Closed Joint Stock Company

Collateralized Loan Obligation

Constant Maturity Treasury Index

Cost of Funds Index

Certificate of Participation

Canadian Overnight Repo Rate Average

Consumer Price Index

Designated Activity Company

Debtor-in-possession

Exchange Traded Fund

Euro Interbank Offered Rate

Federal Housing Administration

Federal Home Loan Bank

Federal Home Loan Mortgage Corporation

Federal National Mortgage Association

Floating Rate Note

Global Depositary Receipt

General Motors Acceptance Corporation

Government National Mortgage Association

General Obligation

Goldman Sachs Asset Mortgage Passthrough

Guaranteed

IO JSC LIBOR MGIC MKM MTA NIBOR NVDR OAT OBFR OTC PJSC PLC PO PRIBOR PSF RASC RBA IOCR REIT REMIC RFUCCT RPI SARON SBA SIFMA SOFR SONIA SPDR STR STRIP TBA TIPS TONA UMBS VRD WIBOR

Interest Only

Joint Stock Company

London Interbank Offered Rate

Mortgage Guaranty Insurance Corporation

MKM Partners

Monthly Treasury Average Index

Norway Three Month Interbank Rate

Non-Voting Depository Receipt

Obligation Assimilables du Trésor (French Government Bonds)

Overnight Bank Funding Rate

Over The Counter

Private Joint Stock Company

Public Limited Company

Principal Only

Prague Interbank Offered Rate

Permanent School Fund

Retirement Administration Service Center

RBA Interbank Overnight Cash Rate

Real Estate Investment Trust

Real Estate Mortgage Investment Conduit

Refinitiv USD IBOR Consumer Cash Fallbacks

Retail Price Index

Swiss Average Rate Overnight

Small Business Administration

Municipal Swap Index Yield

Secured Overnight Financing Rate

Sterling Overnight Index Average

Standard and Poor's Depository Receipts

Short-term rate

Separate Trading of Registered Interest and Principal of Securities

To-Be-Announced Security

Treasury inflation protected securities

Tokyo Overnight Average Rate

Uniform Mortgage-Backed Securities

Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.

Warsaw Interbank Offer Rate

Currency type abbreviations:
ARS AUD BRL CAD CHF CLP CNH CNY COP CZK DKK EUR GBP HKD HUF IDR ILS INR

Argentine Peso

Australian Dollar

Brazilian Real

Canadian Dollar

Swiss Franc

Chilean Peso

Chinese Yuan Renminbi Offshore

Chinese Yuan Renminbi

Colombian Peso

Czech Koruna

Danish Krone

Euro

British Pound

Hong Kong Dollar

Hungarian Forint

Indonesian Rupiah

Israeli Shekel

	Indian Rupee	JPY KRW MXN MYR NOK NZD PEN PHP PLN RON RUB SEK SGD THB TRY TWD USD ZAR

Japanese Yen

South Korean Won

Mexican Peso

Malaysian Ringgit

Norwegian Krone

New Zealand Dollar

Peruvian Sol

Philippine Peso

Polish Zloty

Romanian Leu

Russian Ruble

Swedish Krona

Singapore Dollar

Thai Baht

Turkish Lira

Taiwan Dollar

United States Dollar

South African Rand

Counterparty acronyms:
ANZ BB BNP BOA CIBC CITI CSI DB GS GSI HSBC JPMCB

Australia and New Zealand Banking Group

Barclays Bank PLC

BNP Paribas

Bank of America

Canadian Imperial Bank of Commerce

Citibank NA

Credit Suisse International

Deutsche Bank AG

Goldman Sachs

Goldman Sachs International

HSBC Bank PLC

JPMorgan Chase Bank

MCM MSCI NW OCC RBC RBS SCB SG SSB TD WBC WF

ED&F Man Capital Markets, Inc.

Morgan Stanley & Co. International PLC

National Westminster

Options Clearing Corp.

Royal Bank of Canada

Royal Bank of Scotland PLC

Standard Chartered Bank

Societe Generale

State Street Bank and Trust Co.

Toronto-Dominion Bank

Westpac Banking Corp.

Wells Fargo Investment LLC

See accompanying notes to financial statements.

PACE Select Advisors Trust

Valuation of investments

Each Portfolio generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Portfolios do not price their shares, on most national holidays and Good Friday. To the extent that a Portfolio's assets are traded in other markets on days when the NYSE is not open, the value of a Portfolio's assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern Time, a Portfolio's net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Portfolio calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Portfolio calculates its net asset value based on the current market value, where available, for its portfolio investments. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Board. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Portfolios invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Portfolio's net asset value. However, if any of the Portfolios determine that such developments are so significant that they will materially affect the value of the Portfolio's investments, the Portfolio may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Portfolios may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps are valued using prices from the clearing houses.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Portfolio's portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Portfolio’s Portfolio of investments.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semi-annual report to shareholders dated January 31, 2026.